UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08004
                                                    ----------------

                                 ABN AMRO FUNDS
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             161 North Clark Street
                                CHICAGO, IL 60601
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                 ABN AMRO Funds
                             161 North Clark Street
                                CHICAGO, IL 60601
            --------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (312) 884-2100
                                                           ----------------
                       Date of fiscal year end: OCTOBER 31
                                                ------------------
                    Date of reporting period: APRIL 30, 2006
                                              ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED]
ABN AMRO ASSET MANAGEMENT LOGO - ABN AMRO FUNDS

[GRAPHIC OMITTED]
COVER ART

APRIL 30/2006 CLASS N, I & R SHARES

SEMI-ANNUAL REPORT 2006

EQUITY, SECTOR, BALANCED, FIXED & MONEY MARKET

          THIS PRIVACY STATEMENT IS NOT PART OF THE SEMI ANNUAL REPORT

                                PRIVACY STATEMENT

At ABN AMRO Funds, we appreciate the privacy concerns and expectations of our customers. Together with the Funds' distributor, ABN AMRO Distribution Services
(USA) Inc., we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

      o Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

      o Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

      o Information we collect through the use of Internet "cookies" when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

      o Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

      o Companies that provide services for us to help market our products to you; and

      o     Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within both the Funds' and Distributor's organizations, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet "cookies" on our Web site. In addition, in order to provide you with access to your account via the Web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have or had a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.

The ABN AMRO Funds value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800 992-8151 if you have any questions concerning our policy, or visit us at www.abnamrofunds.com for additional copies of this policy.

ABN AMRO Funds

TABLE OF CONTENTS

Performance Summary ...................................................       2

Schedules of Investments ..............................................       4

Statement of Assets and Liabilities ...................................      48

Statement of Operations ...............................................      52

Statements of Changes in Net Assets ...................................      56

Financial Highlights ..................................................      64

Notes to Financial Statements .........................................      97

Additional Information ................................................     109

EQUITY INCOME FUND
   River Road Dynamic Equity Income Fund

LARGE CAP FUNDS
   Growth Fund
   Montag & Caldwell Growth Fund
   TAMRO Large Cap Value Fund
   Value Fund
   Veredus Select Growth Fund

MID CAP FUNDS
   Mid Cap Fund
   Mid Cap Growth Fund

SMALL CAP FUNDS
   River Road Small Cap Value Fund
   TAMRO Small Cap Fund
   Veredus Aggressive Growth Fund

SECTOR FUNDS
   Real Estate Fund
   Veredus SciTech Fund

BALANCED FUNDS
   Balanced Fund
   Montag & Caldwell Balanced Fund

FIXED INCOME FUNDS
   Bond Fund
   Investment Grade Bond Fund
   High Yield Bond Fund
   Municipal Bond Fund

MONEY MARKET FUND
   Investor Money Market Fund

  THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE
 FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES
     DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER
                                  INFORMATION.

ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., 760
                     MOORE ROAD, KING OF PRUSSIA, PA 19406.

            SHAREHOLDER SERVICES 800 992-8151 o WWW.ABNAMROFUNDS.COM

              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

         ABN AMRO is a registered service mark of ABN AMRO Holding N.V.

                               All rights reserved.

                                                                             | 1

ABN AMRO Funds

PERFORMANCE SUMMARY (UNAUDITED)                             AS OF APRIL 30, 2006

                                                                                                    AVERAGE ANNUAL
                                                                                                     TOTAL RETURN
                                                                                            ------------------------------
                                                                                  SIX                           TEN YEAR
                                                          INCEPTION           MONTH TOTAL    ONE       FIVE    OR LIFE OF
                                                             DATE     CLASS   RETURN (a)     YEAR      YEAR     FUND (b)
                                                          ---------   -----   -----------   ------   -------   -----------
EQUITY FUNDS
   River Road Dynamic Equity Income Fund (c)               06/28/05     N        14.43%       N/A       N/A      14.77%(a)

   Growth Fund                                             12/13/93     N         6.43%     14.00%     0.17%      8.88%(b)
                                                           07/31/00     I         6.55%     14.33%     0.44%     (0.62)%
                                                           12/31/02     R         6.33%     13.75%      N/A       8.88%

   Montag & Caldwell Growth Fund                           11/02/94     N         5.10%     11.96%    (0.10)%     7.62%(b)
                                                           06/28/96     I         5.23%     12.26%     0.18%      7.66%
                                                           12/31/02     R         4.95%     11.68%      N/A       8.54%

   TAMRO Large Cap Value Fund (c)                          11/30/00     N         7.89%     13.13%     5.47%      6.13%

   Value Fund (c) (d)                                      01/04/93     N        11.42%     16.34%     4.65%      8.03%(b)
                                                           09/20/05     I        11.47%       N/A       N/A       9.66%(a)

   Veredus Select Growth Fund (c)                          12/31/01     N        14.69%     27.46%      N/A       7.41%

   Mid Cap Fund (c)                                        09/19/94     N        12.81%     15.34%    10.32%     12.54%(b)
                                                           07/06/04     I        12.99%     15.62%      N/A       7.94%

   Mid Cap Growth Fund (c)                                 12/29/05     N          N/A        N/A       N/A       4.60%(a)

   River Road Small Cap Value Fund (c) (d) (e)             06/28/05     N        21.60%       N/A       N/A      25.00%(a)

   TAMRO Small Cap Fund (c) (e)                            11/30/00     N        24.89%     36.98%    15.84%     17.47%
                                                           01/04/05     I        25.08%     37.45%      N/A      20.56%

   Veredus Aggressive Growth Fund (c) (e)                  06/30/98     N        16.84%     31.53%     1.34%     14.06%
                                                           10/05/01     I        16.96%     31.96%      N/A       4.35%

   Real Estate Fund (c) (f)                                12/30/97     N        15.99%     28.15%    20.96%     12.95%
                                                           09/20/05     I        16.14%       N/A       N/A      13.28%(a)

   Veredus SciTech Fund (c) (g)                            06/30/00     N        18.57%     34.45%     1.57%     (2.73)%

----------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ABNAMROFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES. CERTAIN EXPENSES WERE SUBSIDIZED. IF THESE SUBSIDIES WERE NOT IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER.

(a)   NOT ANNUALIZED.

(b) RETURN FIGURES SHOWN ARE AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD FROM INCEPTION THROUGH APRIL 30, 2006 EXCEPT FOR GROWTH FUND CLASS N, MONTAG & CALDWELL GROWTH FUND CLASS N, VALUE FUND CLASS N, AND MID CAP FUND CLASS N WHICH ARE FOR THE 10 YEARS ENDED APRIL 30, 2006.

(c) THE FUND'S INVESTMENT ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE FEES OR REIMBURSE EXPENSES THROUGH FEBRUARY 28, 2007. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES HAD NOT BEEN IN EFFECT.

(d) VALUE INVESTING INVOLVES THE RISK THAT A FUND'S INVESTING IN COMPANIES BELIEVED TO BE UNDERVALUED WILL NOT APPRECIATE AS ANTICIPATED.

(e) SMALL COMPANY STOCKS AND SMALL CAP STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(f) REAL ESTATE FUNDS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN DIVERSIFIED FUNDS BECAUSE OF THE CONCENTRATION IN A SPECIFIC INDUSTRY OR GEOGRAPHICAL SECTOR. RISKS ALSO INCLUDE DECLINES IN VALUE OF REAL ESTATE, GENERAL AND ECONOMIC CONDITIONS, CHANGES IN THE VALUE OF UNDERLYING PROPERTY AND DEFAULTS BY BORROWERS.

(g) TECHNOLOGY COMPANIES PRESENT SPECIAL RISKS TO INVESTORS INCLUDING SECTOR CONCENTRATION AND SMALL COMPANY STOCK RISK. INVESTMENTS CONCENTRATED IN A SPECIAL INDUSTRY OR SECTOR MAY BE SUBJECT TO GREATER MARKET RISK AND MAY BE MORE VOLATILE.

| 2

ABN AMRO Funds

PERFORMANCE SUMMARY (UNAUDITED) - CONTINUED                 AS OF APRIL 30, 2006

                                                                                                        AVERAGE ANNUAL
                                                                                                         TOTAL RETURN
                                                                                                     ---------------------
                                                                                  SIX                           TEN YEAR
                                                          INCEPTION           MONTH TOTAL    ONE       FIVE    OR LIFE OF
                                                            DATE      CLASS   RETURN (a)     YEAR      YEAR     FUND (b)
                                                          ---------   -----   -----------   ------   -------   -----------
BALANCED FUNDS
   Balanced Fund (c)                                       09/21/95     N        4.50%       9.32%    1.98%     7.94%(b)

   Montag & Caldwell Balanced Fund (c)                     11/02/94     N        3.15%       7.05%    1.32%     6.87%(b)
                                                           12/31/98     I        3.22%       7.29%    1.55%     1.77%
FIXED INCOME FUNDS
   Bond Fund (d) (e)                                       12/13/93     N        0.35%       0.49%    4.12%     5.61%(b)
                                                           07/31/00     I        0.47%       0.74%    4.38%     5.32%

   Investment Grade Bond Fund (d) (e)                      06/30/03     N        0.48%       0.42%     N/A      1.02%
                                                           10/23/95     I        0.60%       0.66%    4.03%     5.10%(b)

   High Yield Bond Fund (e) (f)                            06/30/03     N        3.48%       7.60%     N/A      7.17%
                                                           06/30/03     I        3.61%       7.88%     N/A      7.44%

   Municipal Bond Fund (g) (h)                             12/13/93     N        0.96%       0.98%    4.16%     4.43%(b)

MONEY MARKET FUND
   Investor Money Market Fund                              12/14/93     N        1.92%       3.38%    1.75%     3.50%(b)


                                                                                7-DAY                 30-DAY
                                                                             AVERAGE YIELD         AVERAGE YIELD
                                                                             -------------         -------------
   Investor Money Market Fund                                           N        4.17%                 4.16%

----------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ABNAMROFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES. CERTAIN EXPENSES WERE SUBSIDIZED. IF THESE SUBSIDIES WERE NOT IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER.

AN INVESTMENT IN THE ABN AMRO INVESTOR MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE 7-DAY YIELD MORE CLOSELY REFLECTS THE FUND'S CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATION.

(a)   NOT ANNUALIZED.

(b) RETURN FIGURES SHOWN ARE AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD FROM INCEPTION THROUGH APRIL 30, 2006 EXCEPT FOR BALANCED FUND CLASS N, MONTAG & CALDWELL BALANCED FUND CLASS N, BOND FUND CLASS N, INVESTMENT GRADE BOND FUND CLASS I, MUNICIPAL BOND FUND CLASS N, AND INVESTOR MONEY MARKET FUND CLASS N WHICH ARE FOR THE 10 YEARS ENDED APRIL 30, 2006.

(c) THE FUND IS SUBJECT TO INTEREST RATE RISK ASSOCIATED WITH THE UNDERLYING BOND HOLDINGS IN THE PORTFOLIO. THE VALUE OF THE FUND CAN DECLINE AS INTEREST RATES RISE AND AN INVESTOR CAN LOSE PRINCIPAL.

(d) THE FUND'S INVESTMENT ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE FEES OR REIMBURSE EXPENSES THROUGH FEBRUARY 28, 2007. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES HAD NOT BEEN IN EFFECT.

(e) BOND FUNDS HAVE THE SAME INTEREST RATE, HIGH YIELD AND CREDIT RISKS ASSOCIATED WITH UNDERLYING BONDS IN THE PORTFOLIO, ALL OF WHICH CAN REDUCE THE FUND'S VALUE. AS INTEREST RATES RISE, THE VALUE OF THE FUND CAN DECLINE AND AN INVESTOR CAN LOSE PRINCIPAL.

(f) THE FUND WILL INVEST IN LOWER-RATED SECURITIES COMMONLY KNOWN AS "JUNK BONDS". THEREFORE, INVESTORS SHOULD CAREFULLY CONSIDER THEIR ABILITY TO ASSUME THE RISKS OF OWNING SHARES OF A FUND THAT INVESTS IN THESE TYPES OF SECURITIES. THE FUND IS SUBJECT TO INTEREST RATE RISK. THE VALUE OF THE FUND MAY DECLINE AS INTEREST RATES RISE.

(g) INTEREST INCOME IS GENERALLY EXEMPT FROM FEDERAL TAXES BUT MAY BE SUBJECT TO STATE AND LOCAL TAXES. FOR SOME INVESTORS, INTEREST INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FIXED INCOME FUNDS ARE SUBJECT TO INTEREST RATE RISK. AS INTEREST RATES RISE, THE VALUE OF THE FUND CAN DECLINE.

(h) THE FUND'S INVESTMENT ADVISER IS VOLUNTARILY WAIVING FEES OR REIMBURSING EXPENSES. THESE SUBSIDIES MAY END AT ANY TIME. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES HAD NOT BEEN IN EFFECT.

                                                                             | 3

ABN AMRO Funds

RIVER ROAD DYNAMIC EQUITY INCOME FUND                            APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  25%
FINANCE                                              18%
OIL AND GAS EXTRACTION                               16%
REAL ESTATE INVESTMENT TRUSTS                        12%
COMMUNICATIONS                                        8%
FOOD, BEVERAGE AND TOBACCO                            6%
COMMERCIAL SERVICES                                   5%
CLOSED-END FUNDS                                      4%
FOREIGN COMMON STOCKS AND PREFERRED STOCK             4%
CASH AND OTHER NET ASSETS                             2%

% OF TOTAL NET ASSETS

                                                                   MARKET
SHARES                                                             VALUE
------                                                       ------------------
COMMON STOCKS - 89.38%

                  BASIC MATERIALS - 2.22%
            650   Cemex, SP ADR ...........................  $           43,888
          3,875   Compass Minerals International ..........             102,029
                                                             ------------------
                                                                        145,917
                                                             ------------------
                  CAPITAL GOODS - 5.13%
          1,800   Lancaster Colony ........................              73,890
          4,950   Nam Tai Electronics .....................             111,771
          2,100   Sonoco Products .........................              65,772
          1,000   3M ......................................              85,430
                                                             ------------------
                                                                        336,863
                                                             ------------------
                  CHEMICALS - 1.11%
          3,950   RPM International .......................              72,680
                                                             ------------------

                  COMMERCIAL SERVICES - 5.45%
          4,550   Cendant .................................              79,306
          7,400   Coinmach Service, IDS ...................             125,282
          3,100   CPI .....................................              65,689
          3,000   Macquarie Infrastructure ................              87,600
                                                             ------------------
                                                                        357,877
                                                             ------------------

                  COMMUNICATIONS - 7.51%
          6,300   Atlantic Tele-Network ...................             145,782
          6,025   Citizens Communications .................              80,012
          3,050   Telefonos de Mexico, Series L, SP ADR ...              67,069
          4,300   United Online ...........................              55,427
          6,755   Valor Communications Group ..............              88,153
          1,700   Verizon Communications ..................              56,151
                                                             ------------------
                                                                        492,594
                                                             ------------------

                  CONSUMER CYCLICALS - 1.79%
          2,700   Centerplate, IDS ........................              35,316
          4,725   World Wrestling Entertainment ...........              81,931
                                                             ------------------
                                                                        117,247
                                                             ------------------

                  ELECTRICAL - 1.49%
          2,825   General Electric ........................              97,717
                                                             ------------------

                                                                   MARKET
SHARES                                                             VALUE
------                                                       ------------------
                  FINANCE - 18.01%
          2,000   Allied Irish Banks, SP ADR ..............  $           95,840
          2,100   American Capital Strategies .............              73,122
          4,060   Astoria Financial .......................             127,159
          2,750   Bank of America .........................             137,280
          2,725   Barclays, SP ADR ........................             135,841
          2,050   Citigroup ...............................             102,398
          1,900   First Horizon National ..................              80,598
          7,900   Medallion Financial .....................             105,149
          3,400   Municipal Mortgage & Equity .............              92,174
          2,200   National City ...........................              81,180
          2,200   U.S. Bancorp ............................              69,168
          1,200   Wells Fargo .............................              82,428
                                                             ------------------
                                                                      1,182,337
                                                             ------------------

                  FOOD, BEVERAGE AND TOBACCO - 6.13%
          1,700   Anheuser-Busch ..........................              75,786
          2,050   Diageo, SP ADR ..........................             135,813
          4,200   Industrias Bachoco, SP ADR ..............              86,520
          1,900   Kraft Foods, Class A ....................              59,356
          2,500   Vector Group Ltd. .......................              45,000
                                                             ------------------
                                                                        402,475
                                                             ------------------

                  INSURANCE - 4.59%
          1,370   Allstate (The) ..........................              77,391
          1,300   Cincinnati Financial ....................              55,432
          1,600   Erie Indemnity, Class A .................              81,488
          3,165   Gallagher (Arthur J.) ...................              86,848
                                                             ------------------
                                                                        301,159
                                                             ------------------

                  MEDICAL PRODUCTS AND SUPPLIES - 0.89%
          1,000   Johnson & Johnson .......................              58,610
                                                             ------------------
                  OIL AND GAS EXTRACTION - 15.57%
          2,000   Buckeye Partners (a) ....................              86,540
          2,800   Eastern American Natural Gas Trust ......              77,420
          2,100   Enerplus Resources Fund .................             112,539
          1,550   Eni, SP ADR .............................              94,876
          2,450   Magellan Midstream Partners (a) .........              83,202
          1,300   Marathon Oil ............................             103,168
          1,300   PetroChina, ADR .........................             146,120
          4,500   Petrofund Energy Trust ..................             110,520
          2,300   Sunoco Logistics Partners (a) ...........             101,200
          1,425   TC Pipelines (a) ........................              47,951
          1,100   Valero (a) ..............................              58,476
                                                             ------------------
                                                                      1,022,012
                                                             ------------------

                  REAL ESTATE INVESTMENT TRUSTS - 12.20%
          4,248   CapitalSource ...........................              99,828
          2,675   Commercial Net Lease Realty .............              56,309
          2,375   First Industrial Realty Trust ...........              93,195
          2,550   Getty Realty ............................              70,482
          1,700   Health Care REIT ........................              59,160
          1,900   Hospitality Properties Trust ............              81,890
          4,850   Host Marriott ...........................             101,947
          1,600   LaSalle Hotel Properties ................              69,968
          1,075   National Health Investors ...............              25,864
          1,850   Sovran Self Storage .....................              90,928
          3,400   UMH Properties ..........................              51,442
                                                             ------------------
                                                                        801,013
                                                             ------------------

                  RETAIL - 1.28%
          6,265   Books-A-Million .........................              84,264
                                                             ------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 4

ABN AMRO Funds

RIVER ROAD DYNAMIC EQUITY INCOME FUND                             APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------
                                                                   MARKET
SHARES                                                              VALUE
------                                                       ------------------
                  UTILITIES - 2.60%
          1,900   Huaneng Power International, SP ADR .....  $           55,670
          1,400   Progress Energy .........................              59,920
          1,700   Southern (The) ..........................              54,791
                                                             ------------------
                                                                        170,381
                                                             ------------------
                  WASTE MANAGEMENT - 3.41%
         23,550   Synagro Technologies ....................             113,040
          2,950   Waste Management ........................             110,507
                                                             ------------------
                                                                        223,547
                                                             ------------------

                  TOTAL COMMON STOCKS
                   (Cost $5,353,013) ......................           5,866,693
                                                             ------------------
CLOSED-END FUNDS - 4.07%

                  FINANCE
          4,000   Calamos Strategic Total Return Fund .....              55,560
          4,575   First Trust/Four Corners Senior Floating
                    Rate Income Fund II ...................              80,383
          1,100   Macquarie/ First Trust Global
                    Infrastructure/ Utilities Dividend &
                    Income Fund ...........................              23,540
          2,400   Madison Strategic Sector Premium Fund ...              47,472
          3,300   PIMCO Floating Rate Strategy Fund .......              60,390
                                                             ------------------
                  TOTAL CLOSED-END FUNDS
                    (Cost $270,159) .......................             267,345
                                                             ------------------
FOREIGN COMMON STOCKS - 3.41%

                  CANADA - 3.05%
            600   Canadian Oil Sands Trust ................              93,913
          2,750   Penn West Energy Trust ..................             106,429
                                                             ------------------
                                                                        200,342
                                                             ------------------

                  UNITED KINGDOM - 0.36%
          2,600   Mitchells & Butlers .....................              23,339
                                                             ------------------
                  TOTAL FOREIGN COMMON STOCKS
                    (Cost $150,228) .......................             223,681
                                                             ------------------
PREFERRED STOCK - 0.69%

                  FINANCE
          1,700   Wachovia, Series A ......................              45,560
                                                             ------------------
                  TOTAL PREFERRED STOCK
                    (Cost $48,932) ........................              45,560
                                                             ------------------

                                                                   MARKET
SHARES                                                             VALUE
------                                                       ------------------
INVESTMENT COMPANY - 2.63%

        172,647   BlackRock Liquidity Funds Temp Fund
                    Portfolio .............................  $          172,647
                                                             ------------------
                  TOTAL INVESTMENT COMPANY
                    (Cost $172,647) .......................             172,647
                                                             ------------------

TOTAL INVESTMENTS - 100.18%
  (Cost $5,994,979)* ......................................           6,575,926
                                                             ------------------
NET OTHER ASSETS AND LIABILITIES - (0.18)% ................             (11,995)
                                                             ------------------
NET ASSETS - 100.00% ......................................  $        6,563,931
                                                             ==================

----------
      * At April 30, 2006, cost is identical for book and Federal income tax purposes.

            Gross unrealized appreciation. ................  $          660,575
            Gross unrealized depreciation. ................             (79,628)
                                                             ------------------
            Net unrealized appreciation ...................  $          580,947
                                                             ==================

       (a)   Limited Partnership

       ADR   American Depositary Receipt
       IDS   Income Deposit Security
      REIT   Real Estate Investment Trust
    SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 5

ABN AMRO Funds

GROWTH FUND                                                       APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  25%
TECHNOLOGY                                           17%
FINANCE                                              13%
RETAIL                                               12%
CAPITAL GOODS                                         9%
CONSUMER CYCLICALS                                    7%
BIOTECHNOLOGY                                         6%
MEDICAL PRODUCTS AND SUPPLIES                         5%
INSURANCE                                             5%
CASH AND OTHER NET ASSETS                             1%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
COMMON STOCKS - 98.44%

              ADVERTISING - 1.87%
     215,317  Omnicom Group .................................  $     19,380,683
                                                               ----------------
              BIOTECHNOLOGY - 5.53%
     418,700  Amgen * .......................................        28,345,990
     502,600  Gilead Sciences * .............................        28,899,500
                                                               ----------------
                                                                     57,245,490
                                                               ----------------
              CAPITAL GOODS - 8.99%
     657,758  Dover .........................................        32,723,460
     337,977  Illinois Tool Works ...........................        34,710,238
     354,300  Rockwell Automation ...........................        25,672,578
                                                               ----------------
                                                                     93,106,276
                                                               ----------------
              CHEMICALS - 2.70%
     499,130  Praxair .......................................        28,016,167
                                                               ----------------
              COMMERCIAL SERVICES - 4.23%
     675,879  Cintas ........................................        28,373,400
     408,007  Ecolab ........................................        15,422,665
                                                               ----------------
                                                                     43,796,065
                                                               ----------------
              COMMUNICATIONS - 1.66%
     819,102  Cisco Systems * ...............................        17,160,187
                                                               ----------------
              CONSUMER CYCLICALS - 6.66%
     277,072  Harley-Davidson ...............................        14,086,341
     204,800  Harman International Industries ...............        18,020,352
     452,306  Johnson Controls ..............................        36,885,554
                                                               ----------------
                                                                     68,992,247
                                                               ----------------
              ELECTRICAL - 2.21%
     660,538  General Electric ..............................        22,848,009
                                                               ----------------
              FINANCE - 13.39%
     514,400  CIT Group .....................................        27,782,744
     590,437  Fifth Third Bancorp ...........................        23,865,463
     610,926  SLM ...........................................        32,305,767
     464,134  State Street ..................................        30,317,233
     409,000  Wachovia ......................................        24,478,650
                                                               ----------------
                                                                    138,749,857
                                                               ----------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------

              FOOD AND BEVERAGES - 2.05%
     711,726  Sysco .........................................  $     21,273,490
                                                               ----------------
              HEALTH CARE SERVICES - 2.04%
     270,800  Express Scripts * .............................        21,160,312
                                                               ----------------
              INSURANCE - 4.65%
     543,299  AFLAC .........................................        25,828,435
     341,792  American International Group ..................        22,301,928
                                                               ----------------
                                                                     48,130,363
                                                               ----------------
              MEDICAL PRODUCTS AND SUPPLIES - 5.36%
     614,413  Medtronic .....................................        30,794,380
     626,400  St. Jude Medical * ............................        24,730,272
                                                               ----------------
                                                                     55,524,652
                                                               ----------------
              PHARMACEUTICALS - 1.35%
     551,314  Pfizer ........................................        13,964,784
                                                               ----------------
              RETAIL - 12.11%
     858,834  Dollar General ................................        14,995,242
     629,493  Kohl's * ......................................        35,150,889
     671,590  Starbucks * ...................................        25,030,159
     976,113  TJX ...........................................        23,553,607
     638,263  Walgreen ......................................        26,762,367
                                                               ----------------
                                                                    125,492,264
                                                               ----------------
              TECHNOLOGY - 16.58%
     891,860  Dell * ........................................        23,366,732
     563,600  Electronic Arts * .............................        32,012,480
     759,441  Intel .........................................        15,173,631
   1,029,726  Microsoft .....................................        24,867,883
   2,157,816  Oracle * ......................................        31,482,536
   1,293,699  Texas Instruments .............................        44,904,292
                                                               ----------------
                                                                    171,807,554
                                                               ----------------
              TELECOMMUNICATIONS EQUIPMENT - 4.44%
     896,257  QUALCOMM ......................................        46,013,834
                                                               ----------------
              TRANSPORTATION - 2.62%
   1,671,148  Southwest Airlines ............................        27,106,021
                                                               ----------------
              TOTAL COMMON STOCKS
                 (Cost $890,351,440) ........................     1,019,768,255
                                                               ----------------
INVESTMENT COMPANY - 1.79%
   18,517,119  BlackRock Liquidity Funds
                TempCash Portfolio ..........................        18,517,119
                                                               ----------------
               TOTAL INVESTMENT COMPANY
                 (Cost $18,517,119) .........................        18,517,119
                                                               ----------------
TOTAL INVESTMENTS - 100.23%
   (Cost $908,868,559)** ....................................     1,038,285,374
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - (0.23)% ..................        (2,367,100)
                                                               ----------------
NET ASSETS - 100.00% ........................................  $  1,035,918,274
                                                               ================
----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................  $    163,401,906
      Gross unrealized depreciation .........................       (33,985,091)
                                                               ----------------
      Net unrealized appreciation ...........................  $    129,416,815
                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 6

ABN AMRO Funds

MONTAG & CALDWELL GROWTH FUND                                     APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  34%
OIL AND GAS EXTRACTION                               16%
CONSUMER STAPLES                                      9%
TECHNOLOGY                                           10%
MEDICAL PRODUCTS AND SUPPLIES                         8%
BIOTECHNOLOGY                                         6%
ELECTRICAL                                            5%
PHARMACEUTICALS                                       5%
CAPITAL GOODS                                         4%
CASH AND OTHER NET ASSETS                             3%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
COMMON STOCKS - 96.86%

              ADVERTISING - 2.23%
     585,600  Omnicom Group .................................  $     52,709,856
                                                               ----------------
              BIOTECHNOLOGY - 5.64%
     939,300  Amgen * .......................................        63,590,610
     871,400  Genentech * ...................................        69,459,294
                                                               ----------------
                                                                    133,049,904
                                                               ----------------
              CAPITAL GOODS - 4.07%
   1,123,600  3M ............................................        95,989,148
                                                               ----------------
              COMMERCIAL SERVICES - 2.71%
   1,587,400  Paychex .......................................        64,115,086
                                                               ----------------
              COMMUNICATIONS - 3.66%
     206,900  Google, Class A * .............................        86,471,786
                                                               ----------------
              CONSUMER CYCLICALS - 2.37%
     683,100  NIKE, Class B .................................        55,904,904
                                                               ----------------
              CONSUMER STAPLES - 8.85%
   1,275,100  Colgate-Palmolive .............................        75,383,912
   1,098,900  Estee Lauder, Class A .........................        40,791,168
   1,591,477  Procter & Gamble ..............................        92,639,876
                                                               ----------------
                                                                    208,814,956
                                                               ----------------
              ELECTRICAL - 4.66%
   3,178,600  General Electric ..............................       109,947,774
                                                               ----------------
              FINANCE - 3.20%
   1,403,000  American Express ..............................        75,495,430
                                                               ----------------
              FOOD AND BEVERAGES - 3.99%
   1,616,700  PepsiCo .......................................        94,156,608
                                                               ----------------
              INSURANCE - 2.58%
     932,500  American International Group ..................        60,845,625
                                                               ----------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------

              MEDICAL PRODUCTS AND SUPPLIES - 7.83%
     596,900  Johnson & Johnson .............................  $     34,984,309
   1,511,700  Medtronic .....................................        75,766,404
   1,691,900  Stryker .......................................        74,020,625
                                                               ----------------
                                                                    184,771,338
                                                               ----------------
              OIL AND GAS EXTRACTION - 15.89%
     708,300  Baker Hughes ..................................        57,251,889
     779,100  ConocoPhillips ................................        52,121,790
   1,390,900  Halliburton ...................................       108,698,835
     355,100  Occidental Petroleum ..........................        36,482,974
   1,743,500  Schlumberger ..................................       120,545,590
                                                               ----------------
                                                                    375,101,078
                                                               ----------------
              PHARMACEUTICALS - 5.52%
     955,800  Caremark Rx ...................................        43,536,690
   1,639,400  Eli Lilly .....................................        86,757,048
                                                               ----------------
                                                                    130,293,738
                                                               ----------------
              RESTAURANTS - 2.77%
   1,891,000  McDonald's ....................................        65,371,870
                                                               ----------------
              RETAIL - 3.95%
     635,800  Bed Bath & Beyond * ...........................        24,382,930
     482,700  Costco Wholesale ..............................        26,273,361
     764,073  Kohl's * ......................................        42,665,836
                                                               ----------------
                                                                     93,322,127
                                                               ----------------
              TECHNOLOGY - 10.03%
     350,300  Apple Computer * ..............................        24,657,617
     638,300  eBay * ........................................        21,963,903
   2,100,700  Hewlett-Packard ...............................        68,209,729
   1,772,100  Maxim Integrated Products .....................        62,484,246
     774,800  Research In Motion * ..........................        59,372,924
                                                               ----------------
                                                                    236,688,419
                                                               ----------------
              TELECOMMUNICATIONS EQUIPMENT - 3.19%
   1,465,000  QUALCOMM ......................................        75,213,100
                                                               ----------------
              TRANSPORTATION - 3.72%
   1,083,100  United Parcel Service, Class B ................        87,806,917
                                                               ----------------
              TOTAL COMMON STOCKS
               (Cost $1,984,854,217) ........................     2,286,069,664
                                                               ----------------
INVESTMENT COMPANY - 2.37%
  55,928,559  BlackRock Liquidity Funds
                 TempCash Portfolio .........................        55,928,559
                                                               ----------------
              TOTAL INVESTMENT COMPANY
                 (Cost $55,928,559) .........................        55,928,559
                                                               ----------------
TOTAL INVESTMENTS - 99.23%
   (Cost $2,040,782,776)** ..................................     2,341,998,223
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 0.77% ....................        18,103,936
                                                               ----------------
NET ASSETS - 100.00% ........................................  $  2,360,102,159
                                                               ================

----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................  $    347,556,317
      Gross unrealized depreciation .........................       (46,340,870)
                                                               ----------------
      Net unrealized appreciation ...........................  $    301,215,447
                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 7

ABN AMRO Funds

TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  28%
FINANCE                                              18%
OIL AND GAS EXTRACTION                               11%
FOOD AND BEVERAGES                                   11%
COMMUNICATIONS                                        9%
TECHNOLOGY                                            7%
RETAIL                                                5%
CHEMICALS                                             5%
TRANSPORTATION                                        4%
CASH AND OTHER NET ASSETS                             2%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                 MARKET
SHARES                                                           VALUE
------                                                         -----------
COMMON STOCKS - 98.16%

            BASIC MATERIALS - 2.77%
   15,487   Alcoa ..........................................   $   523,151
                                                               -----------
            BIOTECHNOLOGY - 1.80%
   10,800   MedImmune * ....................................       339,876
                                                               -----------
            CAPITAL GOODS - 2.31%
    9,860   Raytheon .......................................       436,502
                                                               -----------
            CHEMICALS - 4.67%
    9,560   Dow Chemical (The) .............................       388,232
   11,221   duPont (E. I.) de Nemours ......................       494,846
                                                               -----------
                                                                   883,078
                                                               -----------
            COMMERCIAL SERVICES - 1.78%
    8,020   Cintas .........................................       336,680
                                                               -----------
            COMMUNICATIONS - 9.10%
   19,075   Comcast, Class A * .............................       590,371
   10,850   Univision Communications, Class A * ............       387,237
   14,542   Vodafone Group, SP ADR .........................       344,645
      520   Washington Post (The), Class B .................       398,320
                                                               -----------
                                                                 1,720,573
                                                               -----------
            CONSUMER CYCLICALS - 4.28%
   12,070   eBay * .........................................       415,329
    8,039   SONY, SP ADR ...................................       393,428
                                                               -----------
                                                                   808,757
                                                               -----------
            CONSUMER STAPLES - 1.95%
    5,900   Avery Dennison .................................       368,750
                                                               -----------
            FINANCE - 18.03%
      133   Berkshire Hathaway, Class B * ..................       392,616
    4,580   Capital One Financial ..........................       396,811
    8,305   Citigroup ......................................       414,835
    7,290   Freddie Mac ....................................       445,127
    3,000   Goldman Sachs Group ............................       480,870
    9,932   JPMorgan Chase .................................       450,714

                                                                  MARKET
SHARES                                                            VALUE
------                                                         -----------

            FINANCE (CONTINUED)
    9,061   Washington Mutual ..............................   $   408,289
    6,130   Wells Fargo ....................................       421,070
                                                               -----------
                                                                 3,410,332
                                                               -----------
            FOOD AND BEVERAGES - 11.09%
    8,730   Anheuser-Busch .................................       389,184
    9,396   Coca-Cola (The) ................................       394,256
   12,190   Koninklijke Ahold, SP ADR * ....................        99,958
   22,990   Kroger .........................................       465,777
    6,110   PepsiCo ........................................       355,846
   21,960   Sara Lee .......................................       392,425
                                                               -----------
                                                                 2,097,446
                                                               -----------
            HEALTH CARE SERVICES - 0.90%
    2,400   WellPoint * ....................................       170,400
                                                               -----------
            INSURANCE - 4.01%
    5,910   Prudential Financial ...........................       461,748
   14,590   UnumProvident ..................................       296,323
                                                               -----------
                                                                   758,071
                                                               -----------
            MEDICAL PRODUCTS AND SUPPLIES - 2.32%
    7,490   Johnson & Johnson ..............................       438,989
                                                               -----------
            OIL AND GAS EXTRACTION - 10.55%
    2,890   Anadarko Petroleum .............................       302,930
    4,891   BP, SP ADR .....................................       360,564
    5,994   Chevron Texaco .................................       365,754
    6,119   Exxon Mobil . ..................................       385,987
    4,344   Schlumberger ...................................       300,344
    3,440   Transocean * ...................................       278,881
                                                               -----------
                                                                 1,994,460
                                                               -----------
            PHARMACEUTICALS - 2.06%
   15,360   Pfizer .........................................       389,069
                                                               -----------
            RESTAURANTS - 2.08%
   11,359   McDonald's .....................................       392,681
                                                               -----------
            RETAIL - 4.56%
   11,290   Home Depot (The) ...............................       450,810
    9,150   Wal-Mart Stores ................................       412,024
                                                               -----------
                                                                   862,834
                                                               -----------
            TECHNOLOGY - 7.32%
   20,030   Applied Materials ..............................       359,538
   23,510   Cisco Systems * ................................       492,535
   22,060   Microsoft ......................................       532,749
                                                               -----------
                                                                 1,384,822
                                                               -----------
            TRANSPORTATION - 4.43%
   25,850   Southwest Airlines .............................       419,287
    5,170   United Parcel Service, Class B .................       419,132
                                                               -----------
                                                                   838,419
                                                               -----------
            UTILITIES - 2.15%
   23,940   AES (The) * ....................................       406,262
                                                               -----------
            TOTAL COMMON STOCKS
              (Cost $15,666,317) ...........................    18,561,152
                                                               -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 8

ABN AMRO Funds

TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                 MARKET
SHARES                                                           VALUE
------                                                         -----------

INVESTMENT COMPANY - 0.00%
     88   BlackRock Liquidity Funds
            TempCash Portfolio .............................   $        88
                                                               -----------
          TOTAL INVESTMENT COMPANY
             (Cost $88) ....................................            88
                                                               -----------
TOTAL INVESTMENTS - 98.16%
  (Cost $15,666,405)** .....................................    18,561,240
                                                               -----------
NET OTHER ASSETS AND LIABILITIES - 1.84% ...................       347,334
                                                               -----------
NET ASSETS - 100.00% .......................................   $18,908,574
                                                               ===========

----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation ........................   $ 3,109,753
      Gross unrealized depreciation ........................      (214,918)
                                                               -----------
      Net unrealized appreciation ..........................   $ 2,894,835
                                                               ===========

SP ADR   Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 9

ABN AMRO Funds

VALUE FUND                                                        APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FINANCE                                              21%
OTHER COMMON STOCKS                                  19%
CAPITAL GOODS                                        14%
OIL AND GAS EXTRACTION                               12%
INSURANCE                                             9%
BASIC MATERIALS                                       7%
PHARMACEUTICALS                                       6%
UTILITIES                                             6%
COMMUNICATIONS                                        4%
CASH AND OTHER NET ASSETS                             2%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------
COMMON STOCKS - 97.77%

                 BASIC MATERIALS - 7.05%
        37,300   Air Products & Chemicals ..................   $      2,555,796
        21,300   Bowater ...................................            580,851
        60,990   Dow Chemical (The) ........................          2,476,804
        58,180   duPont (E. I.) de Nemours .................          2,565,738
        70,940   International Paper .......................          2,578,669
        39,330   Nalco Holding * ...........................            741,370
        69,860   PPG Industries ............................          4,689,003
        35,270   Praxair ...................................          1,979,705
        21,420   Sherwin-Williams (The) ....................          1,091,135
        58,410   Smurfit-Stone Container * .................            756,410
       119,100   Syngenta, ADR .............................          3,308,598
                                                               ----------------
                                                                     23,324,079
                                                               ----------------
                 CAPITAL GOODS - 13.83%
        33,950   Cooper Industries .........................          3,104,727
        87,460   Deere .....................................          7,677,239
        24,260   Grainger (W.W.) ...........................          1,866,079
        22,190   Illinois Tool Works .......................          2,278,913
       135,160   Lockheed Martin ...........................         10,258,644
       217,780   Masco .....................................          6,947,182
       114,210   Northrop Grumman ..........................          7,640,649
        27,170   Tyco International ........................            715,930
        83,820   United Technologies .......................          5,264,734
                                                               ----------------
                                                                     45,754,097
                                                               ----------------
                 COMMUNICATIONS - 4.41%
       312,150   Sprint ....................................          7,741,320
        79,010   Verizon Communications ....................          2,609,700
       178,757   Vodafone Group, SP ADR ....................          4,236,541
                                                               ----------------
                                                                     14,587,561
                                                               ----------------
                 CONSUMER CYCLICALS - 3.29%
        56,350   CBS, Class B ..............................          1,435,234
        73,830   Disney, Walt ..............................          2,064,287
        57,660   Hasbro ....................................          1,136,479
        13,500   Johnson Controls ..........................          1,100,925

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------

                 CONSUMER CYCLICALS (CONTINUED)
        42,400   Reed Elsevier, SP ADR .....................   $      1,687,520
        42,000   Tribune ...................................          1,210,860
        56,350   Viacom, Class B * .........................          2,244,421
                                                               ----------------
                                                                     10,879,726
                                                               ----------------
                 CONSUMER STAPLES - 4.15%
       152,060   Altria Group ..............................         11,124,710
        62,000   Archer-Daniels-Midland ....................          2,253,080
         5,830   Kimberly-Clark ............................            341,230
                                                               ----------------
                                                                     13,719,020
                                                               ----------------
                 FINANCE - 21.36%
        56,660   American Express ..........................          3,048,875
         6,932   Ameriprise Financial ......................            339,945
       312,434   Bank of America ...........................         15,596,705
        27,680   Bank of New York (The) ....................            972,952
       233,730   Citigroup .................................         11,674,814
        85,870   Fannie Mae ................................          4,345,022
        20,860   Franklin Resources ........................          1,942,483
        25,050   Freddie Mac ...............................          1,529,553
        66,330   Goldman Sachs Group .......................         10,632,036
        17,260   Lehman Brothers Holdings ..................          2,608,849
       108,700   Mellon Financial ..........................          4,090,381
        25,880   Merrill Lynch .............................          1,973,609
        90,730   SunTrust Banks ............................          7,016,151
        30,000   UBS .......................................          3,505,500
        20,080   Wells Fargo ...............................          1,379,295
                                                               ----------------
                                                                     70,656,170
                                                               ----------------
                 FOOD AND BEVERAGES - 3.83%
        46,640   Diageo, SP ADR ............................          3,089,900
        99,880   Kellogg ...................................          4,625,443
        23,440   Nestle, SP ADR ............................          1,782,148
        25,810   PepsiCo ...................................          1,503,174
        93,800   Sara Lee ..................................          1,676,206
                                                               ----------------
                                                                     12,676,871
                                                               ----------------
                 INSURANCE - 8.43%
       183,220   Allstate (The) ............................         10,350,098
        41,800   Chubb (The) ...............................          2,154,372
        11,290   CIGNA .....................................          1,208,030
        34,500   Genworth Financial, Class A ...............          1,145,400
        37,160   Hartford Financial Services Group .........          3,416,119
        18,520   Lincoln National ..........................          1,075,641
       163,830   MetLife ...................................          8,535,543
                                                               ----------------
                                                                     27,885,203
                                                               ----------------
                 MEDICAL PRODUCTS AND SUPPLIES - 0.18%
        15,390   Baxter International ......................            580,203
                                                               ----------------
                 OIL AND GAS EXTRACTION - 11.49%
        19,550   Amerada Hess ..............................          2,800,929
        21,900   Apache ....................................          1,555,776
        50,820   BP, SP ADR ................................          3,746,450
        39,786   Chevron Texaco ............................          2,427,721
       104,040   ConocoPhillips ............................          6,960,276
        38,300   Devon Energy ..............................          2,302,213
        32,470   EOG Resources .............................          2,280,368
       107,720   Exxon Mobil ...............................          6,794,978
        15,500   Noble .....................................          1,223,570
        57,320   Total, SP ADR .............................          7,911,306
                                                               ----------------
                                                                     38,003,587
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 10

ABN AMRO Funds

VALUE FUND                                                        APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------

                 PHARMACEUTICALS - 6.33%
        49,160   Abbott Laboratories .......................   $      2,101,098
        29,010   Eli Lilly .................................          1,535,209
       143,690   Johnson & Johnson .........................          8,421,671
       140,940   Merck .....................................          4,851,155
        82,530   Wyeth .....................................          4,016,735
                                                               ----------------
                                                                     20,925,868
                                                               ----------------
                 RETAIL - 2.18%
         8,880   Federated Department Stores ...............            691,308
       173,530   Gap (The) .................................          3,139,157
        23,190   Home Depot (The) ..........................            925,977
        29,900   NIKE, Class B .............................          2,447,016
                                                               ----------------
                                                                      7,203,458
                                                               ----------------
                 TECHNOLOGY - 3.70%
       126,360   Accenture, Class A ........................          3,673,285
        23,440   Analog Devices ............................            888,845
        75,270   Cisco Systems * ...........................          1,576,907
        62,500   Dell * ....................................          1,637,500
        75,540   Intel .....................................          1,509,289
       147,560   Oracle * ..................................          2,152,900
        48,190   Symantec * ................................            789,352
                                                               ----------------
                                                                     12,228,078
                                                               ----------------
                 TRANSPORTATION - 1.84%
        55,670   Burlington Northern Santa Fe ..............          4,427,435
         9,620   Con-way ...................................            536,027
        20,800   Norfolk Southern ..........................          1,123,200
                                                               ----------------
                                                                      6,086,662
                                                               ----------------
                 UTILITIES - 5.70%
       116,700   Dominion Resources ........................          8,737,329
        17,070   Entergy ...................................          1,193,876
        19,660   Exelon ....................................          1,061,640
        85,820   FPL Group .................................          3,398,472
        53,250   PPL .......................................          1,546,380
        21,460   Public Service Enterprise Group ...........          1,345,542
        31,810   TXU .......................................          1,578,730
                                                               ----------------
                                                                     18,861,969
                                                               ----------------
                 TOTAL COMMON STOCKS
                    (Cost $257,997,140) ....................        323,372,552
                                                               ----------------

                                                                    MARKET
SHARES                                                              VALUE
------                                                         ----------------

INVESTMENT COMPANY - 2.08%

     6,873,572   BlackRock Liquidity Funds
                    TempCash Portfolio .....................   $      6,873,572
                                                               ----------------
                 TOTAL INVESTMENT COMPANY
                    (Cost $6,873,572) ......................          6,873,572
                                                               ----------------
TOTAL INVESTMENTS - 99.85%
   (Cost $264,870,712)** ...................................        330,246,124
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 0.15% ...................            500,663
                                                               ----------------
NET ASSETS - 100.00% .......................................   $    330,746,787
                                                               ================

----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation ........................   $     71,676,607
      Gross unrealized depreciation ........................         (6,301,195)
                                                               ----------------
      Net unrealized appreciation ..........................   $     65,375,412
                                                               ================

   ADR  American Depositary Receipt
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 11

ABN AMRO Funds

VEREDUS SELECT GROWTH FUND                                        APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  36%
SEMICONDUCTORS                                       12%
COMPUTER SOFTWARE                                     8%
RETAIL                                                8%
BUILDING                                              7%
FINANCE                                               7%
PHAMACEUTICALS                                        7%
TRANSPORTATION                                        7%
INFORMATION TECHNOLOGY SERVICES                       6%
CASH AND OTHER NET ASSETS                             2%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                              VALUE
-------------                                                  ----------------
COMMON STOCKS - 97.73%

               AEROSPACE/DEFENSE - 4.80%
       10,400  L-3 Communications Holdings ..................  $        849,680
        9,200  Precision Castparts ..........................           579,416
                                                               ----------------
                                                                      1,429,096
                                                               ----------------
               BASIC MATERIALS - 2.31%
       10,200  Cemex, SP ADR ................................           688,704
                                                               ----------------
               BIOTECHNOLOGY - 1.53%
        7,900  Gilead Sciences * ............................           454,250
                                                               ----------------
               BUILDING - 6.69%
            1  D.R. Horton ..................................                30
       10,400  Eagle Materials ..............................           689,000
       11,900  Florida Rock Industries ......................           742,203
        5,800  KB HOME ......................................           357,106
        3,250  Ryland Group (The) ...........................           205,108
                                                               ----------------
                                                                      1,993,447
                                                               ----------------
               COMMERCIAL SERVICES - 2.65%
        4,100  Corporate Executives Board ...................           439,233
        6,100  Monster Worldwide * ..........................           350,140
                                                               ----------------
                                                                        789,373
                                                               ----------------
               COMPUTER SOFTWARE - 7.84%
       22,400  Akamai Technologies * ........................           754,656
       27,850  Business Objects, SP ADR * ...................           900,390
       35,900  Cadence Design Systems * .....................           679,587
                                                               ----------------
                                                                      2,334,633
                                                               ----------------
               CONSUMER CYCLICALS - 2.81%
       22,100  International Game Technology ................           838,253
                                                               ----------------
               CONSUMER DISCRETIONARY - 3.05%
       11,100  NIKE, Class B ................................           908,424
                                                               ----------------

                                                                    MARKET
SHARES                                                              VALUE
-------------                                                  ----------------

               ELECTRONICS - 3.45%
        4,300  Garmin .......................................  $        371,348
       13,400  SONY, SP ADR .................................           655,796
                                                               ----------------
                                                                      1,027,144
                                                               ----------------
               FINANCE - 7.03%
          450  Chicago Mercantile Exchange ..................           206,100
        6,100  Lehman Brothers Holdings .....................           922,015
       15,000  Morgan Stanley ...............................           964,500
                                                               ----------------
                                                                      2,092,615
                                                               ----------------
               INDUSTRIAL - 2.42%
        8,650  Harsco .......................................           720,977
                                                               ----------------
               INDUSTRIAL - CONSTRUCTION & ENGINEERING - 3.50%
       12,600  Jacobs Engineering Group * ...................         1,042,020
                                                               ----------------
               INFORMATION TECHNOLGY SERVICES - 5.77%
       16,400  CheckFree * ..................................           883,468
       20,700  Paychex ......................................           836,073
                                                               ----------------
                                                                      1,719,541
                                                               ----------------
               INSURANCE - 3.96%
       14,600  Allstate (The) ...............................           824,754
        8,500  Aon ..........................................           356,235
                                                               ----------------
                                                                      1,180,989
                                                               ----------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.74%
        4,250  Intuitive Surgical * .........................           539,750
       13,300  ResMed * .....................................           573,895
                                                               ----------------
                                                                      1,113,645
                                                               ----------------
               PHARMACEUTICALS - 7.64%
       14,300  Medco Health Solutions * .....................           761,189
       19,400  Shire, ADR ...................................           918,784
       14,700  Teva Pharmaceutical Industries, SP ADR .......           595,350
                                                               ----------------
                                                                      2,275,323
                                                               ----------------
               RETAIL - 8.17%
       16,400  Bed Bath & Beyond * ..........................           628,940
        9,800  Best Buy .....................................           555,268
        8,500  Lowe's .......................................           535,925
       18,600  Nordstrom ....................................           712,938
                                                               ----------------
                                                                      2,433,071
                                                               ----------------
               SEMICONDUCTORS - 11.75%
       58,700  Applied Materials ............................         1,053,665
       27,900  Freescale Semiconductor * ....................           883,593
       65,200  LSI Logic * ..................................           694,380
       15,200  Marvell Technology Group * ...................           867,768
                                                               ----------------
                                                                      3,499,406
                                                               ----------------
               TELECOMMUNICATIONS EQUIPMENT - 1.92%
       25,300  Nokia, SP ADR ................................           573,298
                                                               ----------------
               TRANSPORTATION - 6.70%
       54,300  Southwest Airlines ...........................           880,746
       21,000  UAL * ........................................           756,210
        8,300  US Airways Group * ...........................           359,058
                                                               ----------------
                                                                      1,996,014
                                                               ----------------
               TOTAL COMMON STOCKS
                  (Cost $27,736,667) ........................        29,110,223
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 12

ABN AMRO Funds

VEREDUS SELECT GROWTH FUND                                        APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                              VALUE
-------------                                                  ----------------

INVESTMENT COMPANY - 4.87%

    1,449,881  BlackRock Liquidity Funds
                  TempCash Portfolio ........................  $      1,449,881
                                                               ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,449,881) .........................         1,449,881
                                                               ----------------
TOTAL INVESTMENTS - 102.60%
   (Cost $29,186,548)** .....................................        30,560,104
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - (2.60)% ..................          (775,351)
                                                               ----------------
NET ASSETS - 100.00% ........................................  $     29,784,753
                                                               ================

----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................  $      1,894,748
      Gross unrealized depreciation .........................          (521,192)
                                                               ----------------
      Net unrealized appreciation ...........................  $      1,373,556
                                                               ================
   ADR  American Depositary Receipt
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 13

ABN AMRO Funds

MID CAP FUND                                                      APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  35%
PRINTING AND PUBLISHING                              16%
ELECTRICAL/ELECTRONICS EQUIPMENT & MANUFACTURING
  SERVICES/OFFICE ELECTRONICS                        14%
HEALTH CARE EQUIPMENT                                 8%
CHEMICALS-SPECIALTY/DIVERSIFIED                       6%
OIL AND GAS-EQUIPMENT & SERVICES                      6%
AUTOMOTIVE PARTS & EQUIPMENT                          5%
COMMUNICATIONS EQUIPMENT                              5%
TRUCKING                                              5%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                              VALUE
-------------                                                  ----------------
COMMON STOCKS - 99.80%

               ADVERTISING - 1.51%
    1,075,000  Interpublic Group * ..........................  $     10,298,500
                                                               ----------------
               AGRICULTURE - 2.38%
      303,000  Bunge ........................................        16,165,050
                                                               ----------------
               APPLICATIONS SOFTWARE - 4.00%
      364,800  Cognos * .....................................        13,596,096
    1,035,430  Mentor Graphics * ............................        13,595,196
                                                               ----------------
                                                                     27,191,292
                                                               ----------------
               ASSET MANAGEMENT - 0.68%
      161,500  Eaton Vance ..................................         4,597,905
                                                               ----------------
               AUTOMOTIVE PARTS & EQUIPMENT - 5.00%
      390,300  BorgWarner ...................................        23,702,919
      131,500  Magna International, Class A .................        10,316,175
                                                               ----------------
                                                                     34,019,094
                                                               ----------------
               BROADCASTING & CABLE - 1.64%
      484,500  Hearst-Argyle Television .....................        11,153,190
                                                               ----------------
               CHEMICALS - SPECIALTY/DIVERSIFIED - 5.90%
      141,200  Engelhard ....................................         5,423,492
      299,600  FMC * ........................................        19,042,576
      444,000  International Flavors & Fragrances ...........        15,686,520
                                                               ----------------
                                                                     40,152,588
                                                               ----------------
               COMMUNICATIONS EQUIPMENT - 5.41%
    1,905,970  Andrew * .....................................        20,165,163
      357,400  Harris .......................................        16,644,118
                                                               ----------------
                                                                     36,809,281
                                                               ----------------
               COMPUTER HARDWARE - 2.93%
      468,430  Diebold ......................................        19,931,696
                                                               ----------------

                                                                    MARKET
SHARES                                                              VALUE
-------------                                                  ----------------

               COMPUTER STORAGE/PERIPHERAL - 3.11%
      434,000  Lexmark International Group, Class A * ......   $     21,135,800
                                                               ----------------
               ELECTRICAL/ELECTRONIC EQUIPMENT & MANUFACTURING
               SERVICES/OFFICE ELECTRONICS - 13.59%
      807,695  American Power Conversion ....................        17,963,137
      344,770  Molex ........................................        12,797,863
      177,200  Molex, Class A ...............................         5,696,980
    1,816,936  Symbol Technologies ..........................        19,350,368
      541,300  Tektronix ....................................        19,118,716
      441,200  Zebra Technologies * .........................        17,511,228
                                                               ----------------
                                                                     92,438,292
                                                               ----------------
               ENGINEERING/CONSTRUCTION - 2.98%
      847,200  Chicago Bridge & Iron ........................        20,307,384
                                                               ----------------
               ENTERTAINMENT AND LEISURE - 2.74%
    1,151,700  Mattel .......................................        18,634,506
                                                               ----------------
               HEALTH CARE EQUIPMENT - 8.33%
      639,200  Biomet .......................................        23,765,456
      441,900  Edwards Lifesciences * .......................        19,638,036
      618,200  PerkinElmer ..................................        13,254,208
                                                               ----------------
                                                                     56,657,700
                                                               ----------------
               INFORMATION TECHNOLOGY CONSULTING
               & SERVICES - 4.47%
    4,875,700  Unisys * .....................................        30,424,368
                                                               ----------------
               INSURANCE - 2.47%
      394,890  Cincinnati Financial .........................        16,838,110
                                                               ----------------
               OIL & GAS - EQUIPMENT & SERVICES - 6.13%
      565,773  FMC Technologies * ...........................        30,879,890
      225,400  Veritas DGC * ................................        10,801,168
                                                               ----------------
                                                                     41,681,058
                                                               ----------------
               OIL & GAS - EXPLORATION/PRODUCTION - 1.80%
      375,800  Denbury Resources * ..........................        12,251,080
                                                               ----------------
               PHARMACEUTICALS - 4.26%
      131,000  Alpharma, Class A ............................         3,438,750
      643,200  King Pharmaceuticals * .......................        11,185,248
      303,040  Shire, ADR ...................................        14,351,974
                                                               ----------------
                                                                     28,975,972
                                                               ----------------
               PRINTING AND PUBLISHING - 15.57%
      588,500  Belo, Class A ................................        10,787,205
    1,043,800  New York Times, Class A ......................        25,875,802
    1,666,000  Pearson, SP ADR ..............................        23,074,100
    2,384,600  Reader's Digest Association, Class A .........        32,859,788
      502,864  Scholastic * .................................        13,346,011
                                                               ----------------
                                                                    105,942,906
                                                               ----------------
               TRUCKING - 4.90%
      389,200  Con-way ......................................        21,686,224
      606,000  Werner Enterprises ...........................        11,623,080
                                                               ----------------
                                                                     33,309,304
                                                               ----------------
               TOTAL COMMON STOCKS
                  (Cost $590,480,480) .......................       678,915,076
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 14

ABN AMRO Funds

MID CAP FUND                                                      APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                              VALUE
-------------                                                  ----------------

INVESTMENT COMPANY - 0.23%

    1,558,239  BlackRock Liquidity Funds
                  TempCash Portfolio ........................  $      1,558,239
                                                               ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,558,239) .........................         1,558,239
                                                               ----------------
TOTAL INVESTMENTS - 100.03%
   (Cost $592,038,719)** ....................................       680,473,315
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - (0.03)% ..................          (229,500)
                                                               ----------------
NET ASSETS - 100.00% ........................................  $    680,243,815
                                                               ================

----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................  $    120,475,041
      Gross unrealized depreciation .........................       (32,040,445)
                                                               ----------------
      Net unrealized appreciation ...........................  $     88,434,596
                                                               ================
   ADR  American Depositary Receipt
SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 15

ABN AMRO Funds

MID CAP GROWTH FUND                                               APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

TECHNOLOGY                                           21%
FINANCE                                              15%
OTHER COMMON STOCKS                                  13%
RETAIL                                               12%
MEDICAL PRODUCTS & SUPPLIES                          11%
CAPITAL GOODS                                        10%
COMMERCIAL SERVICES                                   7%
RESTAURANTS                                           5%
AEROSPACE/DEFENSE                                     3%
CONSUMER CYCLICAL                                     3%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                     MARKET
  SHARES                                                             VALUE
----------                                                      ---------------

COMMON STOCKS - 100.21%

             AEROSPACE/DEFENSE - 3.40%
     1,165   ARGON ST * .....................................   $        38,713
                                                                ---------------
             CAPITAL GOODS - 10.28%
       560   Albany International, Class A ..................            21,896
       480   Donaldson ......................................            15,955
       450   Dover ..........................................            22,388
       350   Rockwell Automation ............................            25,361
       475   Stericycle * ...................................            31,274
                                                                ---------------
                                                                        116,874
                                                                ---------------
             COMMERCIAL SERVICES - 6.81%
       735   Cintas .........................................            30,855
       760   Ecolab .........................................            28,728
       330   Ritchie Bros. Auctioneers ......................            17,787
                                                                ---------------
                                                                         77,370
                                                                ---------------
             CONSUMER CYCLICAL - 3.06%
       395   Harman International Industries ................            34,756
                                                                ---------------
             CONSUMER DISCRETIONARY - 2.96%
       530   Gentex .........................................             7,770
       760   Jarden * .......................................            25,840
                                                                ---------------
                                                                         33,610
                                                                ---------------
             FINANCE - 15.00%
       680   CIT Group ......................................            36,727
       845   East West Bancorp ..............................            33,521
       820   Investors Financial Services ...................            39,245
       495   Nelnet, Class A * ..............................            19,256
       360   Nuveen Investments, Class A ....................            17,323
       900   South Financial Group ..........................            24,417
                                                                ---------------
                                                                        170,489
                                                                ---------------
             FOOD AND BEVERAGES - 1.62%
       575   United Natural Foods * .........................            18,383
                                                                ---------------

                                                                     MARKET
  SHARES                                                             VALUE
----------                                                      ---------------

             HEALTHCARE SERVICES - 1.24%
       180   Express Scripts * ..............................   $        14,065
                                                                ---------------
             INSURANCE - 2.56%
       555   Delphi Financial Group, Class A ................            29,076
                                                                ---------------
             MEDICAL PRODUCTS AND SUPPLIES - 10.88%
       620   Advanced Medical Optics * ......................            28,892
       620   Edwards Lifesciences * .........................            27,553
       860   MedImmune * ....................................            27,064
       930   ResMed * .......................................            40,130
                                                                ---------------
                                                                        123,639
                                                                ---------------
             PHARMACEUTICALS - 2.36%
       855   Endo Pharmaceutical Holdings * .................            26,890
                                                                ---------------
             RESTAURANTS - 4.92%
       815   California Pizza Kitchen * .....................            25,754
       955   Cheesecake Factory (The) * .....................            30,140
                                                                ---------------
                                                                         55,894
                                                                ---------------
             RETAIL - 11.93%
       435   Carter's * .....................................            29,302
       825   Chico's FAS * ..................................            30,574
     1,335   Dollar General .................................            23,309
       480   Tractor Supply * ...............................            31,099
       920   Urban Outfitters * .............................            21,344
                                                                ---------------
                                                                        135,628
                                                                ---------------
             TECHNOLOGY - 21.34%
     3,195   Activision * ...................................            45,337
       820   aQuantive * ....................................            20,549
       660   CheckFree * ....................................            35,554
     1,035   Cognos * .......................................            38,575
     1,100   THQ * ..........................................            28,193
     1,190   VeriSign * .....................................            27,989
     1,675   Xilinx .........................................            46,347
                                                                ---------------
                                                                        242,544
                                                                ---------------
             TRANSPORTATION - 1.85%
       675   UTI Worldwide ..................................            21,053
                                                                ---------------
             TOTAL COMMON STOCKS
                (Cost $1,091,652) ...........................         1,138,984
                                                                ---------------
INVESTMENT COMPANY - 0.75%

     8,533   BlackRock Liquidity Funds
                TempCash Portfolio ..........................             8,533
                                                                ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $8,533) ...............................             8,533
                                                                ---------------
TOTAL INVESTMENTS - 100.96%
   (Cost $1,100,185)** ......................................         1,147,517
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (0.96)% ..................           (10,901)
                                                                ---------------
NET ASSETS - 100.00% ........................................   $     1,136,616
                                                                ===============

----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................   $        76,720
      Gross unrealized depreciation .........................           (29,388)
                                                                ---------------
      Net unrealized appreciation ...........................   $        47,332
                                                                ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 16

ABN AMRO Funds

RIVER ROAD SMALL CAP VALUE FUND                                  APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS & FOREIGN COMMON STOCK           27%
FINANCE                                              16%
FOOD AND BEVERAGES                                   13%
COMMERCIAL SERVICES                                  12%
COMMUNICATIONS                                        6%
RETAIL                                                6%
CASH AND OTHER NET ASSETS                             5%
INSURANCE                                             5%
OIL AND GAS EXTRACTION                                5%
WASTE MANAGEMENT                                      5%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                     MARKET
  SHARES                                                             VALUE
----------                                                      ---------------

COMMON STOCKS - 94.98%

             CAPITAL GOODS - 2.96%
     3,860   AptarGroup .....................................   $       202,302
     3,180   Lawson Products ................................           134,896
     5,400   Nam Tai Electronics ............................           121,932
                                                                ---------------
                                                                        459,130
                                                                ---------------
             COMMERCIAL SERVICES - 12.37%
     5,900   Adesa ..........................................           150,509
    17,100   Coinmach Service, Class A ......................           172,368
    10,070   Coinmach Service, IDS ..........................           170,485
     7,845   CPI ............................................           166,236
     1,600   Geo Group (The) * ..............................            57,344
    13,700   Ingram Micro, Class A * ........................           251,943
    46,680   Mac-Gray * .....................................           555,492
     7,600   NuCo2 * ........................................           217,664
     5,700   Volt Information Sciences * ....................           178,866
                                                                ---------------
                                                                      1,920,907
                                                                ---------------
             COMMUNICATIONS - 5.60%
    11,900   Arbinet-thexchange * ...........................           102,340
     9,325   Atlantic Tele-Network ..........................           215,780
    10,250   IDT * ..........................................           112,238
     5,430   Radio One, Class D * ...........................            39,042
    14,080   United Online ..................................           181,491
     5,300   Value Line .....................................           218,625
                                                                ---------------
                                                                        869,516
                                                                ---------------
             CONSUMER CYCLICALS - 4.58%
    10,680   Audiovox, Class A * ............................           129,655
    23,880   Interstate Hotels & Resorts * ..................           134,922
     3,710   Perry Ellis International * ....................            84,959
    11,950   Sands Regent (The) * ...........................           157,740
     2,180   Strattec Security * ............................            82,426
     2,150   Vulcan International ...........................           122,012
                                                                ---------------
                                                                        711,714
                                                                ---------------

                                                                     MARKET
  SHARES                                                             VALUE
----------                                                      ---------------

             CONSUMER STAPLES - 1.62%
     7,000   American Greetings, Class A ....................   $       157,640
    27,000   Hines Horticulture * ...........................            94,608
                                                                ---------------
                                                                        252,248
                                                                ---------------
             ENTERTAINMENT AND LEISURE - 2.09%
     1,900   International Speedway, Class A ................            93,461
     6,060   Speedway Motorsports ...........................           230,765
                                                                ---------------
                                                                        324,226
                                                                ---------------
             FINANCE - 16.01%
    12,500   Astoria Financial ..............................           391,500
    52,500   BB Holdings ....................................           245,700
    24,930   BFC Financial, Class A * .......................           192,460
     1,290   Boston Private Financial Holdings ..............            42,892
     8,400   California Coastal Communities * ...............           308,028
     6,560   Cass Information Systems .......................           294,478
     1,900   Gyrodyne Company of America * ..................            90,060
     2,950   International Bancshares .......................            84,399
    28,300   Medallion Financial ............................           376,673
    13,000   Oppenheimer Holdings, Class A ..................           341,900
     2,450   Prospect Energy ................................            41,699
     3,675   Republic Bancorp, Class A ......................            76,220
                                                                ---------------
                                                                      2,486,009
                                                                ---------------
             FOOD AND BEVERAGES - 13.41%
    14,250   American Dairy * ...............................           226,860
     3,690   Arden Group, Class A ...........................           341,657
     4,020   Calavo Growers .................................            43,689
     7,150   Coca-Cola Bottling .............................           344,630
     4,650   Foodarama Supermarkets * .......................           241,800
    20,700   Industrias Bachoco, SP ADR .....................           426,420
     4,400   J & J Snack Foods ..............................           150,700
     3,500   Village Super Market, Class A ..................           206,500
    14,240   Zapata * .......................................           100,962
                                                                ---------------
                                                                      2,083,218
                                                                ---------------
             HEALTH CARE SERVICES - 3.34%
    12,200   National Healthcare ............................           519,110
                                                                ---------------
             INSURANCE - 4.77%
     1,900   Erie Indemnity, Class A ........................            96,767
     5,200   Gallagher (Arthur J.) ..........................           142,688
     2,835   Hilb Rogal and Hobbs ...........................           115,895
     6,110   Midland (The) ..................................           217,882
       120   NYMAGIC ........................................             3,354
       420   Wesco Financial ................................           164,430
                                                                ---------------
                                                                        741,016
                                                                ---------------
             OIL AND GAS EXTRACTION - 5.28%
    39,450   Chaparral Resources * ..........................           226,837
     3,400   Cimarex Energy .................................           146,030
    11,300   Encore Acquisition * ...........................           346,232
     1,550   Houston Exploration (The) * ....................            86,676
       440   TC Pipelines ...................................            14,806
                                                                ---------------
                                                                        820,581
                                                                ---------------
             PHARMACEUTICALS - 1.68%
     4,000   Medicis Pharmaceutical, Class A ................           131,520
    14,280   Omega Protein * ................................            86,965
     1,490   Watson Pharmaceuticals * .......................            42,376
                                                                ---------------
                                                                        260,861
                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 17

ABN AMRO Funds

RIVER ROAD SMALL CAP VALUE FUND                                   APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                     MARKET
  SHARES                                                             VALUE
----------                                                      ---------------

             RESTAURANTS - 3.64%
    11,020   Frisch's Restaurants ...........................   $       259,301
     3,580   Jack in the Box * ..............................           149,644
    12,000   Nathan's Famous * ..............................           156,000
                                                                ---------------
                                                                        564,945
                                                                ---------------
             RETAIL - 6.22%
     6,200   Barnes & Noble .................................           279,496
    12,700   Books-A-Million ................................           170,815
    10,350   Lazare Kaplan International * ..................            83,835
     9,480   Regis ..........................................           332,463
     4,190   Talbots ........................................            99,387
                                                                ---------------
                                                                        965,996
                                                                ---------------
             TECHNOLOGY - 0.33%
     1,220   Imation ........................................            51,240
                                                                ---------------
             TRANSPORTATION - 3.51%
    11,370   CHC Helicopter, Class A ........................           285,728
    10,490   Laidlaw International ..........................           259,628
                                                                ---------------
                                                                        545,356
                                                                ---------------
             UTILITIES - 2.57%
     9,840   PICO Holdings * ................................           322,457
     3,000   SJW ............................................            76,440
                                                                ---------------
                                                                        398,897
                                                                ---------------
             WASTE MANAGEMENT - 5.00%
    93,650   Synagro Technologies ...........................           449,520
     8,760   Waste Industries USA ...........................           177,741
    20,140   WCA Waste * ....................................           149,640
                                                                ---------------
                                                                        776,901
                                                                ---------------
             TOTAL COMMON STOCKS
                (Cost $13,225,089) ..........................        14,751,871
                                                                ---------------
FOREIGN COMMON STOCK - 0.24%

             UNITED KINGDOM
     2,644   Onesource Services * ...........................            36,158
                                                                ---------------
             TOTAL FOREIGN COMMON STOCK
                (Cost $34,875) ..............................            36,158
                                                                ---------------

                                                                     MARKET
  SHARES                                                             VALUE
----------                                                      ---------------

INVESTMENT COMPANY - 4.42%

   686,826   BlackRock Liquidity Funds
                TempFund Portfolio ..........................   $       686,826
                                                                ---------------
             TOTAL INVESTMENT COMPANY
                (Cost $686,826) .............................           686,826
                                                                ---------------
TOTAL INVESTMENTS - 99.64%
  (Cost $13,946,790)** ......................................        15,474,855
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - 0.36% ....................            56,510
                                                                ---------------
NET ASSETS - 100.00% ........................................   $    15,531,365
                                                                ===============

----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................   $     1,647,195
      Gross unrealized depreciation .........................          (119,130)
                                                                ---------------
      Net unrealized appreciation ...........................   $     1,528,065
                                                                ===============

   (a)   Limited Partnership

   IDS   Income Deposit Security

SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 18

ABN AMRO Funds

TAMRO SMALL CAP FUND                                              APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  16%
CAPITAL GOODS                                        14%
TECHNOLOGY                                           14%
FINANCE                                              13%
OIL AND GAS EXTRACTION                               10%
CONSUMER CYCLICALS                                    9%
FOOD AND BEVERAGE                                     7%
CASH AND OTHER NET ASSETS                             7%
PHARMACEUTICALS                                       5%
BASIC MATERIALS                                       5%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                               VALUE
---------------                                                 ---------------
COMMON STOCKS - 93.06%

                  BASIC MATERIALS - 5.37%
        133,290   Bowater ...................................   $     3,634,818
        114,510   Cabot Microelectronics * ..................         3,745,622
        102,060   Headwaters * ..............................         3,437,381
                                                                ---------------
                                                                     10,817,821
                                                                ---------------
                  CAPITAL GOODS - 13.88%
        134,420   Baldor Electric ...........................         4,462,744
        187,445   General Cable * ...........................         5,917,639
        111,050   Manitowoc (The) ...........................         5,506,969
        251,570   Steelcase, Class A ........................         4,709,390
         39,520   Teleflex ..................................         2,578,285
        159,800   Trex * ....................................         4,774,824
                                                                ---------------
                                                                     27,949,851
                                                                ---------------
                  COMMERCIAL SERVICES - 2.42%
         84,650   Cross Country Healthcare * ................         1,533,858
        101,260   Watson Wyatt & Co. Holdings ...............         3,338,542
                                                                ---------------
                                                                      4,872,400
                                                                ---------------
                  CONSUMER CYCLICALS - 8.83%
        261,030   La-Z-Boy ..................................         3,998,980
        134,502   NetFlix * .................................         3,986,639
        411,708   Six Flags * ...............................         3,791,831
         52,840   Vail Resorts * ............................         1,986,784
        133,380   Yankee Candle (The) .......................         4,020,073
                                                                ---------------
                                                                     17,784,307
                                                                ---------------
                  FINANCE - 12.82%
        152,820   FelCor Lodging Trust, REIT ................         3,308,553
        117,250   First Marblehead (The) ....................         5,639,725
        158,445   Innkeepers USA Trust, REIT ................         2,538,289
        371,420   Knight Capital Group * ....................         6,224,999
         37,110   Post Properties, REIT .....................         1,621,336
         96,475   Raymond James Financial ...................         2,928,016
         95,310   Washington REIT ...........................         3,552,204
                                                                ---------------
                                                                     25,813,122
                                                                ---------------

                                                                    MARKET
SHARES                                                               VALUE
---------------                                                 ---------------

                  FOOD AND BEVERAGES - 6.95%
        215,030   Hain Celestial Group * ....................   $     5,784,307
        121,130   Performance Food Group * ..................         3,718,691
        439,900   SunOpta * .................................         4,482,581
                                                                ---------------
                                                                     13,985,579
                                                                ---------------
                  MEDICAL PRODUCTS AND SUPPLIES - 2.32%
         74,150   Analogic ..................................         4,678,124
                                                                ---------------
                  OIL AND GAS EXTRACTION - 9.79%
         63,194   Helmerich & Payne .........................         4,596,731
         67,730   Oceaneering International * ...............         4,133,562
         63,920   Tidewater .................................         3,722,701
         76,220   Whiting Petroleum * .......................         3,220,295
        182,560   Willbros Group * ..........................         4,034,576
                                                                ---------------
                                                                     19,707,865
                                                                ---------------
                  PHARMACEUTICALS - 5.07%
        188,500   NBTY * ....................................         4,269,525
        230,460   Perrigo ...................................         3,678,141
         62,940   Pharmaceutical Product Development ........         2,257,658
                                                                ---------------
                                                                     10,205,324
                                                                ---------------
                  RESTAURANTS - 3.05%
        140,090   Bob Evans Farms ...........................         4,045,799
         66,640   California Pizza Kitchen * ................         2,105,824
                                                                ---------------
                                                                      6,151,623
                                                                ---------------
                  RETAIL - 3.95%
        222,870   Cost Plus * ...............................         3,922,512
        267,720   Sharper Image * ...........................         4,026,509
                                                                ---------------
                                                                      7,949,021
                                                                ---------------
                  TECHNOLOGY - 13.67%
        161,280   Emulex * ..................................         2,927,232
        114,050   Internet Security Systems * ...............         2,559,282
         74,420   M-Systems Flash Disk Pioneers * ...........         2,565,258
        100,260   ManTech International, Class A * ..........         3,311,588
        211,440   Packeteer * ...............................         2,761,406
        153,870   Power Integrations * ......................         3,257,428
        159,350   RSA Security * ............................         3,336,789
        418,970   TIBCO Software * ..........................         3,611,521
        190,632   Viisage Technology * ......................         3,196,899
                                                                ---------------
                                                                     27,527,403
                                                                ---------------
                  TELECOMMUNICATIONS EQUIPMENT - 2.85%
        261,800   Andrew * ..................................         2,769,844
        135,380   Polycom * .................................         2,978,360
                                                                ---------------
                                                                      5,748,204
                                                                ---------------
                  TRANSPORTATION - 2.09%
        410,050   JetBlue Airways * .........................         4,207,113
                                                                ---------------
                  TOTAL COMMON STOCKS
                     (Cost $135,790,250) ....................       187,397,757
                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 19

ABN AMRO Funds

TAMRO SMALL CAP FUND                                              APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                               VALUE
---------------                                                 ---------------

INVESTMENT COMPANIES - 5.98%

     10,384,051   BlackRock Liquidity Funds TempCash
                    Portfolio ...............................   $    10,384,051
      1,666,913   BlackRock Liquidity Funds TempFund
                    Portfolio ...............................         1,666,913
                                                                ---------------
                  TOTAL INVESTMENT COMPANIES
                     (Cost $12,050,964) .....................        12,050,964
                                                                ---------------
TOTAL INVESTMENTS - 99.04%
   (Cost $147,841,214)** ....................................       199,448,721
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - 0.96% ....................         1,932,518
                                                                ---------------
NET ASSETS - 100.00% ........................................   $   201,381,239
                                                                ===============

----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................   $    53,872,128
      Gross unrealized depreciation .........................        (2,264,621)
                                                                ---------------
      Net unrealized appreciation ...........................   $    51,607,507
                                                                ===============

      REIT  Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 20

ABN AMRO Funds

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

OTHER COMMON STOCKS                                  27%
INDUSTRIAL                                           14%
RETAIL                                               12%
COMPUTER SOFTWARE                                    10%
INDUSTRIAL-CONSTRUCTION & ENGINEERING                10%
SEMICONDUCTORS                                        9%
FINANCE                                               5%
MEDICAL PRODUCTS AND SUPPLIES                         5%
TELECOMMUNICATIONS EQUIPMENT                          5%
CASH AND OTHER NET ASSETS                             3%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                               VALUE
---------------                                                 ---------------
COMMON STOCKS - 97.32%

                  AEROSPACE/DEFENSE - 2.43%
        707,650   BE Aerospace * ............................   $    18,420,129
                                                                ---------------
                  BASIC MATERIALS - 1.39%
        227,425   Aleris International * ....................        10,518,406
                                                                ---------------
                  BIOTECHNOLOGY - 0.50%
        226,200   Momenta Pharmaceutical * ..................         3,825,042
                                                                ---------------
                  BUILDING - 4.52%
        376,300   Beazer Homes USA ..........................        21,686,169
        199,975   Ryland Group (The) ........................        12,620,422
                                                                ---------------
                                                                     34,306,591
                                                                ---------------
                  COMMERCIAL SERVICES - 1.81%
        192,900   Mobile Mini * .............................         6,361,842
        386,550   Pike Electric * ...........................         7,394,701
                                                                ---------------
                                                                     13,756,543
                                                                ---------------
                  COMPUTER SOFTWARE - 10.25%
        741,400   Akamai Technologies * .....................        24,977,766
        184,675   ANSYS * ...................................        10,424,904
        563,700   aQuantive * ...............................        14,126,322
        482,825   Informatica * .............................         7,421,020
        149,200   M-Systems Flash Disk Pioneers * ...........         5,142,924
        529,350   Radiant Systems * .........................         6,881,550
        375,375   Witness Systems * .........................         8,765,006
                                                                ---------------
                                                                     77,739,492
                                                                ---------------
                  CONSUMER DISCRETIONARY - 1.08%
        121,950   Carter's * ................................         8,214,552
                                                                ---------------
                  CONSUMER STAPLES - 1.55%
        248,225   Longs Drug Stores .........................        11,768,347
                                                                ---------------
                  ELECTRONICS - 0.62%
         13,175   Multi-Fineline Electronix * ...............           767,839
        132,300   Xyratex * .................................         3,957,093
                                                                ---------------
                                                                      4,724,932
                                                                ---------------

                                                                    MARKET
SHARES                                                               VALUE
---------------                                                 ---------------

                  FINANCE - 4.69%
         23,200   Chicago Mercantile Exchange ...............   $    10,625,600
        169,275   Jefferies Group ...........................        11,248,324
        309,125   Lazard, Class A ...........................        13,725,150
                                                                ---------------
                                                                     35,599,074
                                                                ---------------
                  HEALTH CARE SUPPLIES - 1.81%
        508,075   LifeCell * ................................        13,738,348
                                                                ---------------
                  INDUSTRIAL - 13.53%
        203,475   American Railcar Industries ...............         7,264,057
        132,525   American Science and Engineering * ........        11,358,718
        330,400   Astec Industries * ........................        13,001,240
        263,450   Builders FirstSource * ....................         5,677,347
        170,550   Columbus McKinnon (NY) * ..................         4,565,624
        246,475   General Cable * ...........................         7,781,216
        233,325   Greenbrier Cos. ...........................         9,367,999
        136,300   H&E Equipment Services * ..................         4,758,233
        832,350   Steelcase, Class A ........................        15,581,592
        541,200   URS * .....................................        23,309,484
                                                                ---------------
                                                                    102,665,510
                                                                ---------------
                  INDUSTRIAL - CONSTRUCTION & ENGINEERING - 10.26%
        272,950   Granite Construction ......................        12,653,962
        473,300   Infrasource Services * ....................         8,940,637
        318,650   Perini * ..................................         9,569,059
        568,800   Quanta Services * .........................         9,225,936
        811,600   Shaw Group (The) * ........................        24,834,960
        226,450   Washington Group International * ..........        12,592,885
                                                                ---------------
                                                                     77,817,439
                                                                ---------------
                  INFORMATION TECHNOLGY SERVICES - 1.11%
        322,800   TALX ......................................         8,396,028
                                                                ---------------
                  MEDICAL PRODUCTS AND SUPPLIES - 5.17%
         67,400   AngioDynamics * ...........................         2,094,118
        172,725   Hologic * .................................         8,233,801
         67,125   Intuitive Surgical * ......................         8,524,875
        287,700   Kyphon * ..................................        11,953,935
        223,300   Neurometrix * .............................         8,422,876
                                                                ---------------
                                                                     39,229,605
                                                                ---------------
                  OIL AND GAS EXTRACTION - 0.13%
         80,800   PetroQuest Energy * .......................           955,864
                                                                ---------------
                  PHARMACEUTICALS - 1.83%
        324,175   Adams Respiratory Therapeutics * ..........        13,903,866
                                                                ---------------
                  REAL ESTATE SERVICE - 0.47%
         92,300   Trammell Crow * ...........................         3,593,239
                                                                ---------------
                  RESTAURANTS - 3.51%
        231,025   California Pizza Kitchen * ................         7,300,390
        151,650   Chipotle Mexican Grill, Class A * .........         7,914,614
        746,575   Cosi * ....................................         7,010,339
        188,075   Ruth's Chris Steak House * ................         4,391,551
                                                                ---------------
                                                                     26,616,894
                                                                ---------------
                  RETAIL - 12.31%
        381,050   Aeropostale * .............................        11,702,046
        497,800   AnnTaylor Stores * ........................        18,582,874
      1,188,275   Charming Shoppes * ........................        16,338,781
        491,945   Coldwater Creek * .........................        13,754,782
        503,175   Genesco * .................................        20,796,223

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 21

ABN AMRO Funds

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                               VALUE
---------------                                                 ---------------

                  RETAIL (CONTINUED)
      2,033,400   Wet Seal (The), Class A * .................   $    11,692,050
         17,350   Zumiez * ..................................           563,875
                                                                ---------------
                                                                     93,430,631
                                                                ---------------
                  SEMICONDUCTORS - 9.42%
        334,775   Advanced Energy Industries * ..............         5,252,620
      1,529,100   Amkor Technology * ........................        18,486,819
        582,950   ASE Test * ................................         6,645,630
        143,975   DSP Group * ...............................         3,893,084
         81,125   Intevac * .................................         2,279,612
        320,525   Netlogic Microsystems * ...................        12,907,542
        428,225   RF Micro Devices * ........................         3,982,492
        270,925   SiRF Technology Holdings * ................         9,252,089
        328,975   Trident Microsystems * ....................         8,750,735
                                                                ---------------
                                                                     71,450,623
                                                                ---------------
                  TELECOMMUNICATIONS EQUIPMENT - 4.69%
      1,021,425   ECI Telecom * .............................        10,908,819
        259,150   Foundry Networks * ........................         3,682,521
        198,450   Itron * ...................................        13,306,073
        625,850   MasTec * ..................................         7,716,731
                                                                ---------------
                                                                     35,614,144
                                                                ---------------
                  TRANSPORTATION - 4.24%
      1,585,350   AirTran Holdings * ........................        22,163,193
        185,800   American Commercial Lines * ...............        10,020,194
                                                                ---------------
                                                                     32,183,387
                                                                ---------------
                  TOTAL COMMON STOCKS
                     (Cost $594,696,748) ....................       738,468,686
                                                                ---------------
INVESTMENT COMPANY - 3.10%

     23,538,408   BlackRock Liquidity Funds
                     TempCash Portfolio .....................        23,538,408
                                                                ---------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $23,538,408) .....................        23,538,408
                                                                ---------------
TOTAL INVESTMENTS - 100.42%
   (Cost $618,235,156)** ....................................       762,007,094
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (0.42)% ..................        (3,150,174)
                                                                ---------------
NET ASSETS - 100.00% ........................................   $   758,856,920
                                                                ===============

----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................   $   148,439,501
      Gross unrealized depreciation .........................        (4,667,563)
                                                                ---------------
      Net unrealized appreciation ...........................   $   143,771,938
                                                                ===============

NY  New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 22

ABN AMRO Funds

REAL ESTATE FUND                                                  APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

RETAIL                                               25%
OFFICE PROPERTIES                                    21%
RESIDENTIAL                                          21%
INDUSTRIAL                                           11%
HOTELS                                                6%
FOREIGN COMMON STOCKS                                 6%
HEALTH CARE                                           4%
STORAGE                                               3%
DIVERSIFIED                                           2%
CASH AND OTHER NET ASSETS                             1%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                               VALUE
-------                                                         ---------------
COMMON STOCKS - 93.28%

          DIVERSIFIED - 2.55%
 27,700   Vornado Realty Trust ..............................   $     2,649,228
                                                                ---------------
          HEALTH CARE - 3.76%
 87,500   Ventas ............................................         2,858,625
 69,300   Windrose Medical Properties Trust .................         1,045,044
                                                                ---------------
                                                                      3,903,669
                                                                ---------------
          HOTELS - 6.42%
 56,700   Orient Express Hotels .............................         2,324,700
 35,500   Starwood Hotels & Resorts Worldwide ...............         2,036,990
 80,300   Sunstone Hotel Investors ..........................         2,307,822
                                                                ---------------
                                                                      6,669,512
                                                                ---------------
          INDUSTRIAL - 11.37%
 91,485   AMB Property ......................................         4,573,335
144,200   ProLogis Trust ....................................         7,241,724
                                                                ---------------
                                                                     11,815,059
                                                                ---------------
          OFFICE PROPERTIES - 20.71%
126,400   BioMed Realty Trust ...............................         3,498,752
 98,000   Brandywine Realty Trust ...........................         2,774,380
 67,150   Brookfield Properties .............................         2,155,515
 41,900   Corporate Office Properties Trust .................         1,738,850
101,484   Equity Office Properties Trust ....................         3,277,933
 73,300   Reckson Associates Realty .........................         2,981,844
 51,400   SL Green Realty ...................................         5,088,600
                                                                ---------------
                                                                     21,515,874
                                                                ---------------
          RESIDENTIAL - 20.70%
 48,524   AvalonBay Communities .............................         5,226,035
 54,700   Camden Property Trust .............................         3,759,531
 94,900   Equity Residential Properties Trust ...............         4,258,163
 32,100   Essex Property Trust ..............................         3,502,110
175,000   United Dominion Realty Trust ......................         4,758,250
                                                                ---------------
                                                                     21,504,089
                                                                ---------------

                                                                    MARKET
SHARES                                                              VALUE
-------                                                         ---------------

          RETAIL - 24.59%
 67,400   Cedar Shopping Centers ............................   $       994,150
 73,400   Developers Diversified Realty .....................         3,904,880
121,900   General Growth Properties .........................         5,723,205
116,700   Kimco Realty ......................................         4,333,071
 33,900   Pan Pacific Retail Properties .....................         2,259,096
101,800   Simon Property Group ..............................         8,335,384
                                                                ---------------
                                                                     25,549,786
                                                                ---------------
          STORAGE - 3.18%
210,500   Extra Space Storage ...............................         3,309,060
                                                                ---------------
          TOTAL COMMON STOCKS
            (Cost $76,190,979) ..............................        96,916,277
                                                                ---------------
FOREIGN COMMON STOCKS - 5.77%

          CANADA
183,200   Boardwalk Real Estate
            Investment Trust ................................        3,912,898
 93,000   Summit Real Estate
            Investment Trust ................................         2,080,345
                                                                ---------------
          TOTAL FOREIGN COMMON STOCKS
            (Cost $4,282,635) ...............................         5,993,243
                                                                ---------------
INVESTMENT COMPANY - 0.78%

817,350   BlackRock Liquitity Funds
            TempCash Portfolio ..............................           817,350
                                                                ---------------
          TOTAL INVESTMENT COMPANY
            (Cost $817,350) .................................           817,350
                                                                ---------------
TOTAL INVESTMENTS - 99.83%
   (Cost $81,290,964)* ......................................       103,726,870
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - 0.17% ....................           172,899
                                                                ---------------
NET ASSETS - 100.00% ........................................   $   103,899,769
                                                                ===============

----------
* At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................   $    22,761,106
      Gross unrealized depreciation .........................          (325,200)
                                                                ---------------
      Net unrealized appreciation ...........................   $    22,435,906
                                                                ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 23

ABN AMRO Funds

VEREDUS SCITECH FUND                                              APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

SEMICONDUCTORS                                       25%
COMPUTER SOFTWARE                                    22%
MEDICAL PRODUCTS AND SUPPLIES                        10%
OTHER COMMON STOCKS                                  10%
PHARMACEUTICALS                                       8%
TELECOMMUNICATIONS EQUIPMENT                          8%
AEROSPACE/DEFENSE                                     6%
INFORMATION TECHNOLOGY SERVICES                       5%
HEALTH CARE SUPPLIES                                  4%
CASH AND OTHER NET ASSETS                             2%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                     MARKET
SHARES                                                               VALUE
-------                                                         ---------------
COMMON STOCKS - 97.55%

          AEROSPACE/DEFENSE - 5.69%
  2,100   L-3 Communications Holdings .......................   $       171,570
  1,500   Precision Castparts ...............................            94,470
                                                                ---------------
                                                                        266,040
                                                                ---------------
          BIOTECHNOLOGY - 2.56%
  1,200   Gilead Sciences * .................................            69,000
  3,000   Momenta Pharmaceutical * ..........................            50,730
                                                                ---------------
                                                                        119,730
                                                                ---------------
          COMPUTER SOFTWARE - 21.58%
  4,550   Akamai Technologies * .............................           153,289
  1,550   ANSYS * ...........................................            87,498
  5,000   aQuantive * .......................................           125,300
  5,600   Business Objects, SP ADR * ........................           181,048
  6,100   Cadence Design Systems * ..........................           115,473
  2,925   Informatica * .....................................            44,957
 96,300   Internap Network Services * .......................           126,153
    900   M-Systems Flash Disk Pioneers * ...................            31,023
  5,100   Radiant Systems * .................................            66,300
  3,375   Witness Systems * .................................            78,806
                                                                ---------------
                                                                      1,009,847
                                                                ---------------
          CONSUMER CYCLICALS - 3.32%
  4,100   International Game Technology .....................           155,513
                                                                ---------------
          ELECTRONICS - 2.10%
    700   Garmin ............................................            60,452
    150   Multi-Fineline Electronix * .......................             8,742
    975   Xyratex * .........................................            29,162
                                                                ---------------
                                                                         98,356
                                                                ---------------

                                                                     MARKET
SHARES                                                               VALUE
-------                                                         ---------------

          HEALTH CARE SUPPLIES - 3.55%
  6,150   LifeCell * ........................................   $       166,296
                                                                ---------------
          INDUSTRIAL - 2.24%
  1,225   American Science and Engineering * ................           104,995
                                                                ---------------
          INFORMATION TECHNOLOGY SERVICES - 4.95%
  2,900   CheckFree * .......................................           156,223
  2,900   TALX ..............................................            75,429
                                                                ---------------
                                                                        231,652
                                                                ---------------
          MEDICAL PRODUCTS AND SUPPLIES - 10.17%
    650   AngioDynamics * ...................................            20,196
  1,700   Hologic * .........................................            81,039
    750   Intuitive Surgical * ..............................            95,250
  2,700   Kyphon * ..........................................           112,185
  2,025   Neurometrix * .....................................            76,383
  2,100   ResMed * ..........................................            90,615
                                                                ---------------
                                                                        475,668
                                                                ---------------
          PHARMACEUTICALS - 7.69%
  2,575   Adams Respiratory Therapeutics * ..................           110,442
  3,300   Shire, ADR ........................................           156,288
  2,300   Teva Pharmaceutical Industries, SP ADR ............            93,150
                                                                ---------------
                                                                        359,880
                                                                ---------------
          SEMICONDUCTORS - 25.41%
  2,700   Advanced Energy Industries * ......................            42,363
 11,100   Amkor Technology * ................................           134,199
  9,700   Applied Materials .................................           174,115
  5,525   ASE Test * ........................................            62,985
  1,275   DSP Group * .......................................            34,476
  5,900   Freescale Semiconductor * .........................           186,853
    700   Intevac * .........................................            19,670
 12,750   LSI Logic * .......................................           135,787
  2,100   Marvell Technology Group * ........................           119,889
  3,050   Netlogic Microsystems * ...........................           122,824
  2,600   RF Micro Devices * ................................            24,180
  2,325   SiRF Technology Holdings * ........................            79,399
  1,950   Trident Microsystems * ............................            51,870
                                                                ---------------
                                                                      1,188,610
                                                                ---------------
          TELECOMMUNICATIONS EQUIPMENT - 8.29%
 10,000   ECI Telecom * .....................................           106,800
  2,200   Foundry Networks * ................................            31,262
  1,525   Itron * ...........................................           102,251
  6,500   Nokia, SP ADR .....................................           147,290
                                                                ---------------
                                                                        387,603
                                                                ---------------
          TOTAL COMMON STOCKS
            (Cost $4,070,180) ...............................         4,564,190
                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 24

ABN AMRO Funds

VEREDUS SCITECH FUND                                              APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                              VALUE
-------                                                         ---------------

INVESTMENT COMPANY - 1.79%

 83,542   BlackRock Liquidity Funds TempCash Portfolio ......   $        83,542
                                                                ---------------
          TOTAL INVESTMENT COMPANY
            (Cost $83,542) ..................................            83,542
                                                                ---------------
TOTAL INVESTMENTS - 99.34%
  (Cost $4,153,722)** .......................................         4,647,732
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - 0.66% ....................            30,971
                                                                ---------------
NET ASSETS - 100.00% ........................................   $     4,678,703
                                                                ===============

----------
 *    Non-income producing security

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................   $       561,706
      Gross unrealized depreciation .........................           (67,696)
                                                                ---------------
      Net unrealized appreciation ...........................   $       494,010
                                                                ===============
      ADR  American Depositary Receipt
   SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 25

ABN AMRO Funds

BALANCED FUND                                                     APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

COMMON STOCKS                                        64%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS               18%
CORPORATE NOTES AND BONDS                            13%
CASH AND OTHER NET ASSETS                             4%
FOREIGN GOVERNMENT BOND & ASSET-BACKED SECURITY       1%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                    MARKET
SHARES                                                               VALUE
------                                                          ---------------

COMMON STOCKS - 63.84%

             ADVERTISING - 1.22%
    10,400   Omnicom Group ..................................   $       936,104
                                                                ---------------
             BIOTECHNOLOGY - 3.58%
    20,100   Amgen * ........................................         1,360,770
    24,200   Gilead Sciences * ..............................         1,391,500
                                                                ---------------
                                                                      2,752,270
                                                                ---------------
             CAPITAL GOODS - 5.83%
    31,600   Dover ..........................................         1,572,100
    16,300   Illinois Tool Works ............................         1,674,010
    17,000   Rockwell Automation ............................         1,231,820
                                                                ---------------
                                                                      4,477,930
                                                                ---------------
             CHEMICALS - 1.75%
    24,000   Praxair ........................................         1,347,120
                                                                ---------------
             COMMERCIAL SERVICES - 2.74%
    32,500   Cintas .........................................         1,364,350
    19,600   Ecolab .........................................           740,880
                                                                ---------------
                                                                      2,105,230
                                                                ---------------
             COMMUNICATIONS - 1.07%
    39,400   Cisco Systems * ................................           825,430
                                                                ---------------
             CONSUMER CYCLICALS - 4.33%
    13,300   Harley-Davidson ................................           676,172
     9,900   Harman International Industries ................           871,101
    21,800   Johnson Controls ...............................         1,777,790
                                                                ---------------
                                                                      3,325,063
                                                                ---------------
             ELECTRICAL - 1.43%
    31,800   General Electric ...............................         1,099,962
                                                                ---------------
             FINANCE - 8.70%
    24,800   CIT Group ......................................         1,339,448
    28,500   Fifth Third Bancorp ............................         1,151,970
    29,400   SLM ............................................         1,554,672
    22,300   State Street ...................................         1,456,636

                                                                    MARKET
SHARES                                                               VALUE
------                                                          ---------------

             FINANCE (CONTINUED)
    19,700   Wachovia .......................................   $     1,179,045
                                                                ---------------
                                                                      6,681,771
                                                                ---------------
             FOOD AND BEVERAGES - 1.34%
    34,400   Sysco ..........................................         1,028,216
                                                                ---------------
             HEALTH CARE SERVICES - 1.32%
    13,000   Express Scripts * ..............................         1,015,820
                                                                ---------------
             INSURANCE - 3.01%
    26,200   AFLAC ..........................................         1,245,548
    16,400   American International Group ...................         1,070,100
                                                                ---------------
                                                                      2,315,648
                                                                ---------------
             MEDICAL PRODUCTS AND SUPPLIES - 3.47%
    29,500   Medtronic ......................................         1,478,540
    30,100   St. Jude Medical * .............................         1,188,348
                                                                ---------------
                                                                      2,666,888
                                                                ---------------
             PHARMACEUTICALS - 0.87%
    26,400   Pfizer .........................................           668,712
                                                                ---------------
             RETAIL - 7.85%
    41,100   Dollar General .................................           717,606
    30,300   Kohl's * .......................................         1,691,952
    32,400   Starbucks * ....................................         1,207,548
    46,800   TJX ............................................         1,129,284
    30,700   Walgreen .......................................         1,287,251
                                                                ---------------
                                                                      6,033,641
                                                                ---------------
             TECHNOLOGY - 10.75%
    42,887   Dell * .........................................         1,123,640
    27,100   Electronic Arts * ..............................         1,539,280
    36,400   Intel ..........................................           727,272
    49,600   Microsoft ......................................         1,197,840
   103,600   Oracle * .......................................         1,511,524
    62,200   Texas Instruments ..............................         2,158,962
                                                                ---------------
                                                                      8,258,518
                                                                ---------------
             TELECOMMUNICATIONS EQUIPMENT - 2.88%
    43,100   QUALCOMM .......................................         2,212,754
                                                                ---------------
             TRANSPORTATION - 1.70%
    80,400   Southwest Airlines .............................         1,304,088
                                                                ---------------
             TOTAL COMMON STOCKS
                (Cost $40,754,533) ..........................        49,055,165
                                                                ---------------

PAR VALUE
----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.81%

             FEDERAL HOME LOAN MORTGAGE - 7.56%
$  526,147   5.500%, 11/01/20,
                Gold Pool # G18083 ..........................           521,729
    81,833   5.500%, 12/01/20,
                Gold Pool # G11820 ..........................            81,145
   874,910   5.500%, 11/15/24,
                Series 3098, Class KB, CMO ..................           876,473
   301,186   5.500%, 08/15/25,
                Series 3106, Class PA, CMO ..................           301,708
   883,119   5.500%, 09/15/25,
                Series 3099, Class PA, CMO ..................           884,688
   324,000   5.000%, 05/15/28,
                Series 2684, Class LD, CMO ..................           317,854

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 26

ABN AMRO Funds

BALANCED FUND                                                     APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
PAR VALUE                                                            VALUE
----------                                                      ---------------

             FEDERAL HOME LOAN MORTGAGE (CONTINUED)
$  165,000   5.000%, 05/15/28,
                Series 2940, Class NB, CMO ..................   $       161,859
   500,000   6.250%, 07/15/32, MTN ..........................           548,356
   900,000   4.500%, 01/15/33,
                Series 2760, Class LB, CMO ..................           855,059
   420,000   5.500%, 07/15/34,
                Series 3130, Class QD, CMO ..................           401,481
   346,000   5.500%, 09/15/34,
                Series 3098, Class KE, CMO ..................           330,709
   585,000   5.000%, 01/15/36,
                Series 3098, Class PG, CMO ..................           525,791
                                                                ---------------
                                                                      5,806,852
                                                                ---------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.52%
   250,000   4.375%, 09/15/12 ...............................           238,023
   300,000   4.125%, 04/15/14 ...............................           277,444
   763,746   4.500%, 06/25/29,
                Series 2005-121, Class V, CMO ...............           685,578
   285,721   4.350%, 03/25/34,
                Series 2004-90, Class GA, CMO ...............           273,114
    72,187   7.500%, 02/01/35, Pool # 787557 ................            75,140
    67,944   7.500%, 04/01/35, Pool # 819231 ................            70,724
   313,090   6.000%, 11/01/35, Pool # 844078 ................           311,990
                                                                ---------------
                                                                      1,932,013
                                                                ---------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.72%
   622,356   4.015%, 11/16/26,
                Series 2005-50, Class A, CMO ................           602,516
   569,108   3.963%, 05/16/30,
                Series 2005-76, Class A, CMO ................           548,163
   963,043   4.919%, 09/16/34,
                Series 2005-29, Class AB, CMO ...............           939,596
                                                                ---------------
                                                                      2,090,275
                                                                ---------------
             U.S. TREASURY BONDS - 1.66%
   350,000   7.500%, 11/15/16 ...............................           416,691
   400,000   6.250%, 08/15/23 ...............................           442,188
   250,000   6.000%, 02/15/26 ...............................           270,879
   150,000   5.250%, 11/15/28 ...............................           148,992
                                                                ---------------
                                                                      1,278,750
                                                                ---------------
             U.S. TREASURY INFLATION INDEX NOTE - 0.63%
   456,540   3.500%, 01/15/11 ...............................           483,611
                                                                ---------------
             U.S. TREASURY NOTES - 2.72%
   750,000   3.625%, 06/30/07 ...............................           739,219
   750,000   3.375%, 02/15/08 ...............................           730,958
   400,000   3.500%, 11/15/09 ...............................           382,125
   250,000   4.250%, 11/15/14 ...............................           236,397
                                                                ---------------
                                                                      2,088,699
                                                                ---------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $13,932,169) ..........................        13,680,200
                                                                ---------------
CORPORATE NOTES AND BONDS - 12.61%

             BASIC MATERIALS - 0.87%
   300,000   Albemarle, Senior Unsecured Notes
                5.100%, 02/01/15 ............................           278,239

                                                                    MARKET
PAR VALUE                                                            VALUE
----------                                                      ---------------

             BASIC MATERIALS (CONTINUED)
$  200,000   Packaging Corp. of America, Unsubordinated Notes
                4.375%, 08/01/08 ............................   $       194,353
   190,000   Weyerhaeuser, Debentures
                7.375%, 03/15/32 ............................           199,006
                                                                ---------------
                                                                        671,598
                                                                ---------------
             CAPITAL GOODS - 0.13%
    50,000   Norampac, Senior Notes
                6.750%, 06/01/13 ............................            47,250
    50,000   Owens-Brockway Glass Container
                7.750%, 05/15/11 ............................            51,750
                                                                ---------------
                                                                         99,000
                                                                ---------------
             COMMUNICATIONS - 1.68%
   200,000   AT&T
                6.000%, 03/15/09 ............................           202,582
   200,000   British Sky Broadcasting
                6.875%, 02/23/09 ............................           206,598
   230,000   News America
                6.200%, 12/15/34 ............................           213,359
   175,000   Nextel Communications, Senior Notes, Series E
                6.875%, 10/31/13 ............................           179,821
    50,000   PanAmSat, Senior Secured Notes
                6.375%, 01/15/08 ............................            50,312
   250,000   Sprint Capital
                6.000%, 01/15/07 ............................           251,018
   200,000   Telecom Italia Capital
                6.375%, 11/15/33 ............................           187,827
                                                                ---------------
                                                                      1,291,517
                                                                ---------------
             CONSUMER CYCLICALS - 0.41%
    50,000   D.R. Horton
                Senior Notes
                6.875%, 05/01/13 ............................            50,996
   275,000   NVR, Senior Notes
                5.000%, 06/15/10 ............................           263,200
                                                                ---------------
                                                                        314,196
                                                                ---------------
             ELECTRONICS - 0.07%
    50,000   L-3 Communications, Senior Subordinated Notes
                7.625%, 06/15/12 ............................            51,750
                                                                ---------------
             ENTERTAINMENT AND LEISURE - 0.13%
    50,000   Caesars Entertainment, Senior Subordinated Notes
                9.375%, 02/15/07 ............................            51,438
    50,000   MGM MIRAGE
                Senior Subordinated Notes
                9.750%, 06/01/07 ............................            52,125
                                                                ---------------
                                                                        103,563
                                                                ---------------
             FINANCE - 4.40%
   200,000   American General Finance, MTN, Series I
                5.400%, 12/01/15 ............................           191,199
   250,000   Beaver Valley Funding, Debentures, SLOB
                9.000%, 06/01/17 ............................           279,742
   250,000   Block Financial
                5.125%, 10/30/14 ............................           226,766

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 27

ABN AMRO Funds

BALANCED FUND                                                     APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
PAR VALUE                                                            VALUE
----------                                                      ---------------

             FINANCE (CONTINUED)
$  250,000   CIT Group, Senior Notes
                5.200%, 11/03/10 ............................   $       246,340
   160,000   Fresenius Medical Capital Trust II
                7.875%, 02/01/08 ............................           164,400
   300,000   Goldman Sachs Capital I
                6.345%, 02/15/34 ............................           288,693
   150,000   HSBC Finance
                5.500%, 01/19/16 ............................           145,153
   250,000   International Lease Finance
                5.625%, 06/01/07 ............................           250,716
   300,000   John Deere Capital
                4.875%, 10/15/10 ............................           292,414
   200,000   Key Bank NA, Subordinated Notes
                4.950%, 09/15/15 ............................           185,797
   280,000   Morgan Stanley, Subordinated Notes
                4.750%, 04/01/14 ............................           259,365
   315,000   NB Capital Trust II
                7.830%, 12/15/26 ............................           331,111
   280,000   Residential Capital
                6.000%, 02/22/11 ............................           274,552
   250,000   Westpac Capital Trust III, Subordinated Notes
                5.819%, 12/29/49 (a) (b) ....................           245,045
                                                                ---------------
                                                                      3,381,293
                                                                ---------------
             FOOD AND BEVERAGES - 0.69%
    50,000   Constellation Brands, Series B
                8.000%, 02/15/08 ............................            51,500
    50,000   Delhaize America
                8.125%, 04/15/11 ............................            54,160
   200,000   Kraft Foods
                6.250%, 06/01/12 ............................           205,389
   215,000   Kroger
                6.200%, 06/15/12 ............................           217,606
                                                                ---------------
                                                                        528,655
                                                                ---------------
             HEALTHCARE SERVICES - 0.13%
    50,000   HCA
                6.300%, 10/01/12 ............................            48,791
    50,000   Omnicare, Senior Subordinated Notes
                6.125%, 06/01/13 ............................            48,187
                                                                ---------------
                                                                         96,978
                                                                ---------------
             INSURANCE - 0.32%
   250,000   Principal Life Income Funding Trust
                5.125%, 03/01/11 ............................           245,784
                                                                ---------------
             OIL AND GAS EXTRACTION - 1.22%
   150,000   Amerada Hess
                7.875%, 10/01/29 ............................           171,350
    50,000   Chesapeake Energy
                6.500%, 08/15/17 ............................            48,000
   200,000   Halliburton
                5.500%, 10/15/10 ............................           199,876
   300,000   Pioneer Natural Resources
                6.500%, 01/15/08 ............................           306,771
    50,000   Premcor Refining Group, Senior Notes
                6.750%, 02/01/11 ............................            52,014

                                                                    MARKET
PAR VALUE                                                            VALUE
----------                                                      ---------------

             OIL AND GAS EXTRACTION (CONTINUED)
$   50,000   Pride International, Senior Notes
                7.375%, 07/15/14 ............................   $        52,125
    50,000   Western Oil Sands, Secured
                8.375%, 05/01/12 ............................            55,000
    50,000   Williams Companies, Debentures, Series A
                7.500%, 01/15/31 ............................            51,250
                                                                ---------------
                                                                        936,386
                                                                ---------------
             PHARMACEUTICALS - 0.06%
    50,000   Mylan Laboratories
                6.375%, 08/15/15 ............................            49,250
                                                                ---------------
             RESTAURANTS - 0.26%
   190,000   Yum! Brands, Senior Notes
                7.650%, 05/15/08 ............................           197,700
                                                                ---------------
             TRANSPORTATION - 0.34%
   275,000   Ryder System
                4.625%, 04/01/10 ............................           262,104
                                                                ---------------
             UTILITIES - 1.90%
   200,000   CenterPoint Energy, Senior Notes, Series B
                7.250%, 09/01/10 ............................           210,492
   175,000   CILCORP, Senior Notes
                8.700%, 10/15/09 ............................           191,202
   225,000   Consolidated Edison of New York, Debentures
                5.850%, 03/15/36 ............................           214,037
   215,000   NiSource Finance, Senior Notes
                6.150%, 03/01/13 ............................           217,252
   315,000   Ohio Power, Senior Notes, Series H
                4.850%, 01/15/14 ............................           293,558
    50,000   TXU, Senior Notes, Series P
                5.550%, 11/15/14 ............................            46,714
   300,000   Virginia Electric & Power
                4.500%, 12/15/10 ............................           286,169
                                                                ---------------
                                                                      1,459,424
                                                                ---------------
             TOTAL CORPORATE NOTES AND BONDS
                (Cost $9,967,524) ...........................         9,689,198
                                                                ---------------
ASSET-BACKED SECURITY - 0.79%
   620,000   WFS Financial Owner Trust Series, Series 2004-1,
                Class A4
                2.810%, 08/22/11 ............................           604,155
                                                                ---------------
             TOTAL ASSET-BACKED SECURITY
                (Cost $608,850) .............................           604,155
                                                                ---------------
FOREIGN GOVERNMENT BOND - 0.39%
   275,000   Republic of Philippines
                8.250%, 01/15/14 ............................           299,406
                                                                ---------------
             TOTAL FOREIGN GOVERNMENT BOND
                (Cost $273,781) .............................           299,406
                                                                ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 28

ABN AMRO Funds

BALANCED FUND                                                     APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
SHARES                                                               VALUE
------                                                          ---------------

INVESTMENT COMPANIES - 6.11%

 3,915,682   BlackRock Liquidity Funds
                TempCash Portfolio ..........................   $     3,915,682
   779,010   BlackRock Liquidity Funds
                TempFund Portfolio ..........................           779,010
                                                                ---------------
             TOTAL INVESTMENT COMPANIES
                (Cost $4,694,692) ...........................         4,694,692
                                                                ---------------
TOTAL INVESTMENTS - 101.55%
   (Cost $70,231,549)** .....................................        78,022,816
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (1.55)% ..................        (1,187,213)
                                                                ---------------
NET ASSETS - 100.00% ........................................   $    76,835,603
                                                                ===============

----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................   $     9,753,918
      Gross unrealized depreciation .........................        (1,962,651)
                                                                ---------------
      Net unrealized appreciation ...........................   $     7,791,267
                                                                ===============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2006, this security amounted to $245,045 or 0.32% of net assets. This security has been determined by the Adviser to be a liquid security.

(b) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable thereafter. The maturity date shown is the next scheduled reset date.

CMO   Collateralized Mortgage Obligation
MTN   Medium Term Note
SLOB  Secured Lease Obligation Bond

PORTFOLIO COMPOSITION

Common Stocks .....................................................       63%
Investment Companies ..............................................        6%
U.S. Government Obligations .......................................        5%
U.S. Government Agency Obligations ................................       12%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa ............................................................        1%
   Aa .............................................................        1%
   A ..............................................................        4%
   Baa ............................................................        5%
   Ba .............................................................        2%
   B ..............................................................        1%
                                                                         ---
                                                                         100%
                                                                         ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 29

ABN AMRO Funds

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

COMMON STOCKS                                        62%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS               18%
CORPORATE NOTES AND BONDS                            15%
CASH AND OTHER NET ASSETS                             4%
ASSET-BACKED SECURITY                                 1%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                    MARKET
   SHARES                                                           VALUE
-------------                                                  ----------------

COMMON STOCKS - 61.87%

               ADVERTISING - 1.33%
        7,800  Omnicom Group ................................  $        702,078
                                                               ----------------
               BIOTECHNOLOGY - 3.50%
       13,400  Amgen * ......................................           907,180
       11,800  Genentech * ..................................           940,578
                                                               ----------------
                                                                      1,847,758
                                                               ----------------
               CAPITAL GOODS - 2.43%
       15,000  3M ...........................................         1,281,450
                                                               ----------------
               COMMERCIAL SERVICES - 1.97%
       25,700  Paychex ......................................         1,038,023
                                                               ----------------
               COMMUNICATIONS - 2.30%
        2,900  Google, Class A * ............................         1,212,026
                                                               ----------------
               CONSUMER CYCLICALS - 1.70%
       11,000  NIKE, Class B ................................           900,240
                                                               ----------------
               CONSUMER STAPLES - 5.64%
       17,250  Colgate-Palmolive ............................         1,019,820
       17,800  Estee Lauder, Class A ........................           660,736
       22,265  Procter & Gamble .............................         1,296,045
                                                               ----------------
                                                                      2,976,601
                                                               ----------------
               ELECTRICAL - 2.93%
       44,700  General Electric .............................         1,546,173
                                                               ----------------
               FINANCE - 2.34%
       22,900  American Express .............................         1,232,249
                                                               ----------------
               FOOD AND BEVERAGES - 2.50%
       22,670  PepsiCo ......................................         1,320,301
                                                               ----------------
               INSURANCE - 1.67%
       13,500  American International Group .................           880,875
                                                               ----------------

                                                                    MARKET
   SHARES                                                           VALUE
-------------                                                  ----------------

               MEDICAL PRODUCTS AND SUPPLIES - 4.96%
        8,220  Johnson & Johnson ............................  $        481,774
       22,480  Medtronic ....................................         1,126,698
       23,100  Stryker ......................................         1,010,625
                                                               ----------------
                                                                      2,619,097
                                                               ----------------
               OIL AND GAS EXTRACTION - 9.88%
       10,100  Baker Hughes .................................           816,383
       11,300  ConocoPhillips ...............................           755,970
       19,200  Halliburton ..................................         1,500,480
        4,700  Occidental Petroleum .........................           482,878
       24,000  Schlumberger .................................         1,659,360
                                                               ----------------
                                                                      5,215,071
                                                               ----------------
               PHARMACEUTICALS - 3.62%
       13,700  Caremark Rx ..................................           624,035
       24,300  Eli Lilly ....................................         1,285,956
                                                               ----------------
                                                                      1,909,991
                                                               ----------------
               RESTAURANTS - 1.70%
       26,000  McDonald's ...................................           898,820
                                                               ----------------
               RETAIL - 2.80%
        9,500  Bed Bath & Beyond * ..........................           364,325
        8,700  Costco Wholesale .............................           473,541
       11,400  Kohl's * .....................................           636,576
                                                               ----------------
                                                                      1,474,442
                                                               ----------------
               TECHNOLOGY - 6.27%
        4,800  Apple Computer * .............................           337,872
        8,400  eBay * .......................................           289,044
       30,100  Hewlett-Packard ..............................           977,347
       25,500  Maxim Integrated Products ....................           899,130
       10,500  Research In Motion * .........................           804,615
                                                               ----------------
                                                                      3,308,008
                                                               ----------------
               TELECOMMUNICATIONS EQUIPMENT - 2.04%
       21,000  QUALCOMM .....................................         1,078,140
                                                               ----------------
               TRANSPORTATION - 2.29%
       14,900  United Parcel Service, Class B ...............         1,207,943
                                                               ----------------
               TOTAL COMMON STOCKS
                  (Cost $28,327,935) ........................        32,649,286
                                                               ----------------

  PAR VALUE
-------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.93%

               FEDERAL HOME LOAN MORTGAGE - 3.87%
$      28,430  7.500%, 03/15/07, CMO, Class J ...............            28,402
      700,000  2.750%, 03/15/08, MTN ........................           670,809
      400,000  5.125%, 10/15/08 .............................           399,916
      900,000  6.625%, 09/15/09 .............................           940,536
                                                               ----------------
                                                                      2,039,663
                                                               ----------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.02%
      900,000  6.000%, 05/15/11 .............................           928,884
      700,000  4.375%, 09/15/12 .............................           666,464
                                                               ----------------
                                                                      1,595,348
                                                               ----------------
               GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION - 0.00%
          258  9.000%, 09/15/08, Pool # 27056 ...............               265
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 30

ABN AMRO Funds

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
-------------                                                  ----------------

               U.S. TREASURY BONDS - 5.42%
$     475,000  8.125%, 08/15/19 .............................  $        604,326
      775,000  8.000%, 11/15/21 .............................           995,149
      550,000  6.875%, 08/15/25 .............................           652,911
      550,000  6.125%, 08/15/29 .............................           610,200
                                                               ----------------
                                                                      2,862,586
                                                               ----------------
               U.S. TREASURY NOTES - 5.62%
      825,000  6.500%, 10/15/06 .............................           830,834
      500,000  3.250%, 08/15/08 .............................           482,715
      500,000  3.125%, 04/15/09 .............................           476,230
      600,000  4.250%, 08/15/13 .............................           572,555
      650,000  4.000%, 02/15/15 .............................           602,469
                                                               ----------------
                                                                      2,964,803
                                                               ----------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $9,716,020) .........................         9,462,665
                                                               ----------------

CORPORATE NOTES AND BONDS - 15.07%

               COMMUNICATIONS - 1.53%
      750,000  BellSouth Capital Funding
                  7.750%, 02/15/10 ..........................           805,862
                                                               ----------------
               FINANCE - 7.77%
      750,000  General Electric Capital, MTN, Series A
                  5.875%, 02/15/12 ..........................           762,989
      800,000  Goldman Sachs Group
                  5.150%, 01/15/14 ..........................           765,026
      800,000  National Rural Utilities Cooperative Finance,
                  Collateral Trust
                  6.200%, 02/01/08 ..........................           811,567
      900,000  Wachovia
                  4.950%, 11/01/06 ..........................           898,312
      900,000  Wells Fargo
                  4.200%, 01/15/10 ..........................           862,680
                                                               ----------------
                                                                      4,100,574
                                                               ----------------
               INDUSTRIAL - 1.42%
      700,000  Honeywell International
                  7.500%, 03/01/10 ..........................           748,843
                                                               ----------------
               OIL AND GAS EXTRACTION - 1.42%
      750,000  Conoco Funding
                  5.450%, 10/15/06 ..........................           750,306
                                                               ----------------
               PHARMACEUTICALS - 1.31%
      750,000  Abbott Laboratories
                  4.350%, 03/15/14 ..........................           689,373
                                                               ----------------
               RETAIL - 1.62%
      900,000  Wal-Mart Stores
                  4.125%, 07/01/10 ..........................           857,956
                                                               ----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $8,181,023) .........................         7,952,914
                                                               ----------------

ASSET-BACKED SECURITY - 0.59%

      310,137  PECO Energy Transition Trust Series 1999-A,
                  Class A-6
                  6.050%, 03/01/09 ..........................           311,694
                                                               ----------------
               TOTAL ASSET-BACKED SECURITY
                  (Cost $305,420) ...........................           311,694
                                                               ----------------

                                                                    MARKET
   SHARES                                                           VALUE
-------------                                                  ----------------

INVESTMENT COMPANY - 3.10%

    1,635,310  BlackRock Liquidity Funds
                  TempCash Portfolio ........................  $      1,635,310
                                                               ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,635,310) .........................         1,635,310
                                                               ----------------
TOTAL INVESTMENTS - 98.56%
   (Cost $48,165,708)** .....................................        52,011,869
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 1.44% ....................           759,832
                                                               ----------------
NET ASSETS - 100.00% ........................................  $     52,771,701
                                                               ================

----------
 *    Non-income producing security.

** At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................  $      5,149,573
      Gross unrealized depreciation .........................        (1,303,412)
                                                               ----------------
      Net unrealized appreciation ...........................  $      3,846,161
                                                               ================

CMO     Collateralized Mortgage Obligation
MTN     Medium Term Note

PORTFOLIO COMPOSITION

Common Stocks ...............................................                63%
Investment Company ..........................................                 3%
U.S. Government Obligations .................................                11%
U.S. Government Agency Obligations ..........................                 7%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa ......................................................                 2%
   Aa .......................................................                 7%
   A ........................................................                 7%
                                                                           ----
                                                                            100%
                                                                           ====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 31

ABN AMRO Funds

BOND FUND                                                         APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S GOVERNMENT AND AGENCY OBLIGATIONS                                        60%
CORPORATE NOTES AND BONDS                                                    37%
COMMERCIAL MORTGAGE-BACKED SECURITIES                                         2%
ASSET-BACKED SECURITY, FOREIGN GOVERNMENT BOND, CASH AND OTHER NET ASSETS     1%

TOTAL                                                                       100%

% OF TOTAL NET ASSETS

                                                                    MARKET
  PAR VALUE                                                         VALUE
-------------                                                  ----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 60.07%

               FEDERAL HOME LOAN BANK - 2.05%
$   2,050,000  4.600%, 05/04/07 (a) .........................  $      2,049,155
    1,250,000  4.430%, 04/07/08 .............................         1,234,110
                                                               ----------------
                                                                      3,283,265
                                                               ----------------
               FEDERAL HOME LOAN MORTGAGE - 26.10%
    2,300,000  4.900%, 11/03/08 .............................         2,276,903
    2,957,632  5.500%, 11/01/20,
                  Gold Pool # G18083 ........................         2,932,796
      460,152  5.500%, 12/01/20,
                  Gold Pool # G11820 ........................           456,288
    4,968,272  5.500%, 11/15/24,
                  Series 3098, Class KB, CMO ................         4,977,149
    1,711,950  5.500%, 08/15/25,
                  Series 3106, Class PA, CMO ................         1,714,919
    5,004,343  5.500%, 09/15/25,
                  Series 3099, Class PA, CMO ................         5,013,230
    1,839,000  5.000%, 05/15/28,
                  Series 2684, Class LD, CMO ................         1,804,114
      940,000  5.000%, 05/15/28,
                  Series 2940, Class NB, CMO ................           922,109
    4,000,000  6.250%, 07/15/32, MTN ........................         4,386,852
    4,748,505  6.000%, 09/15/32,
                  Series 3129, Class LM, CMO ................         4,771,363
    5,113,000  4.500%, 01/15/33,
                  Series 2760, Class LB, CMO ................         4,857,685
    2,390,000  5.500%, 07/15/34,
                  Series 3130, Class QD, CMO ................         2,284,618
    1,967,000  5.500%, 09/15/34,
                  Series 3098, Class KE, CMO ................         1,880,070
      524,243  6.000%, 10/01/35,
                  Gold Pool # A47772 ........................           523,018
    3,330,000  5.000%, 01/15/36,
                  Series 3098, Class PG, CMO ................         2,992,965
                                                               ----------------
                                                                     41,794,079
                                                               ----------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
-------------                                                  ----------------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 14.99%
$   1,500,000  4.375%, 09/15/12 .............................  $      1,428,138
    2,000,000  4.125%, 04/15/14 .............................         1,849,628
    1,114,073  6.000%, 11/01/17, Pool # 662854 ..............         1,129,155
      783,799  6.000%, 04/01/18, Pool # 725175 ..............           794,383
      947,070  5.500%, 11/01/18, Pool # 748886 ..............           941,244
      485,820  4.500%, 06/01/19, Pool # 747860 ..............           463,435
    2,593,599  6.000%, 01/01/21, Pool # 850787 ..............         2,628,317
    4,364,261  4.500%, 06/25/29,
                  Series 2005-121, Class V, CMO .............         3,917,589
    4,936,926  5.500%, 07/25/31,
                  Series 2005-27, Class TH, CMO .............         4,910,785
    1,292,001  6.000%, 09/01/32, Pool # 847899 ..............         1,290,341
      411,580  6.000%, 02/01/34, Pool # 771952 ..............           410,562
    1,622,520  4.350%, 03/25/34,
                  Series 2004-90, Class GA, CMO .............         1,550,923
      460,443  7.500%, 02/01/35, Pool # 787557 ..............           479,280
      433,258  7.500%, 04/01/35, Pool # 819231 ..............           450,984
    1,759,792  6.000%, 11/01/35, Pool # 844078 ..............         1,753,609
                                                               ----------------
                                                                     23,998,373
                                                               ----------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 4.45%
    2,278,704  4.015%, 11/16/26,
                  Series 2005-50, Class A, CMO ..............         2,206,063
    2,177,456  3.963%, 05/16/30,
                  Series 2005-76, Class A, CMO ..............         2,097,320
    2,889,130  4.919%, 09/16/34,
                  Series 2005-29, Class AB, CMO .............         2,818,787
                                                               ----------------
                                                                      7,122,170
                                                               ----------------
               U.S. TREASURY BONDS - 5.27%
    1,500,000  6.250%, 08/15/23 .............................         1,658,203
    3,500,000  6.000%, 02/15/26 .............................         3,792,306
    3,000,000  5.250%, 11/15/28 .............................         2,979,846
                                                               ----------------
                                                                      8,430,355
                                                               ----------------
               U.S. TREASURY INFLATION INDEX NOTE - 1.13%
    1,712,025  3.500%, 01/15/11 .............................         1,813,543
                                                               ----------------
               U.S. TREASURY NOTES - 6.08%
    2,500,000  4.250%, 10/31/07 .............................         2,477,638
    1,500,000  4.000%, 06/15/09 .............................         1,462,032
    5,000,000  4.000%, 03/15/10 .............................         4,843,950
    1,000,000  4.250%, 11/15/14 .............................           945,586
                                                               ----------------
                                                                      9,729,206
                                                               ----------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $98,097,746) ........................        96,170,991
                                                               ----------------
CORPORATE NOTES AND BONDS - 37.12%

               BASIC MATERIALS - 2.86%
    1,700,000  Albemarle, Senior Unsecured Notes
                  5.100%, 02/01/15 ..........................         1,576,684
      525,000  Cascades, Senior Notes
                  7.250%, 02/15/13 ..........................           500,062
    1,500,000  Packaging Corp. of America,
                  Unsubordinated Notes
                  4.375%, 08/01/08 ..........................         1,457,649
    1,000,000  Weyerhaeuser, Debentures
                  7.375%, 03/15/32 ..........................         1,047,401
                                                               ----------------
                                                                      4,581,796
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 32

ABN AMRO Funds

BOND FUND                                                         APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
-------------                                                  ----------------

               CAPITAL GOODS - 0.75%
$     450,000  Norampac, Senior Notes
                  6.750%, 06/01/13 ..........................  $        425,250
      750,000  Owens-Brockway Glass Container
                  7.750%, 05/15/11 ..........................           776,250
                                                               ----------------
                                                                      1,201,500
                                                               ----------------
               COMMUNICATIONS - 4.06%
    1,000,000  AT&T
                  6.000%, 03/15/09 ..........................         1,012,910
      765,000  British Sky Broadcasting
                  6.875%, 02/23/09 ..........................           790,236
    1,325,000  News America
                  6.200%, 12/15/34 ..........................         1,229,131
      800,000  Nextel Communications, Senior Notes, Series E
                  6.875%, 10/31/13 ..........................           822,041
    1,000,000  PanAmSat, Senior Secured Notes
                  6.375%, 01/15/08 ..........................         1,006,250
    1,750,000  Telecom Italia Capital
                  6.375%, 11/15/33 ..........................         1,643,482
                                                               ----------------
                                                                      6,504,050
                                                               ----------------
               CONSUMER CYCLICALS - 1.08%
      750,000  D.R. Horton
                  Senior Notes
                  6.875%, 05/01/13 ..........................           764,941
    1,000,000  NVR, Senior Notes
                  5.000%, 06/15/10 ..........................           957,089
                                                               ----------------
                                                                      1,722,030
                                                               ----------------
               ELECTRONICS - 0.45%
      700,000  L-3 Communications, Senior Subordinated Notes
                  7.625%, 06/15/12 ..........................           724,500
                                                               ----------------
               ENTERTAINMENT AND LEISURE - 1.11%
    1,125,000  Caesars Entertainment,
                  Senior Subordinated Notes
                  9.375%, 02/15/07 ..........................         1,157,344
      590,000  MGM MIRAGE
                  Senior Subordinated Notes
                  9.750%, 06/01/07 ..........................           615,075
                                                               ----------------
                                                                      1,772,419
                                                               ----------------
               FINANCE - 12.32%
    1,415,000  American General Finance, MTN, Series I
                  5.400%, 12/01/15 ..........................         1,352,732
      750,000  Beaver Valley Funding, Debentures, SLOB
                  9.000%, 06/01/17 ..........................           839,227
    1,400,000  Block Financial
                  5.125%, 10/30/14 ..........................         1,269,888
    2,000,000  CIT Group, Senior Notes
                  5.200%, 11/03/10 ..........................         1,970,724
      775,000  Fresenius Medical Capital Trust II
                  7.875%, 02/01/08 ..........................           796,313
    1,650,000  Goldman Sachs Capital I
                  6.345%, 02/15/34 ..........................         1,587,812
      800,000  HSBC Finance
                  5.500%, 01/19/16 ..........................           774,148
    1,725,000  International Lease Finance
                  5.625%, 06/01/07 ..........................         1,729,940

                                                                    MARKET
  PAR VALUE                                                         VALUE
-------------                                                  ----------------

               FINANCE (CONTINUED)
$   1,125,000  John Deere Capital
                  4.875%, 10/15/10 ..........................  $      1,096,553
    1,350,000  Key Bank NA, Subordinated Notes
                  4.950%, 09/15/15 ..........................         1,254,132
    1,655,000  Morgan Stanley, Subordinated Notes
                  4.750%, 04/01/14 ..........................         1,533,030
    1,725,000  NB Capital Trust II
                  7.830%, 12/15/26 ..........................         1,813,227
    1,650,000  Residential Capital
                  6.000%, 02/22/11 ..........................         1,617,894
    2,125,000  Westpac Capital Trust III, Subordinated Notes
                  5.819%, 12/29/49 (b) (c) ..................         2,082,885
                                                               ----------------
                                                                     19,718,505
                                                               ----------------
               FOOD AND BEVERAGES - 3.05%
      840,000  Constellation Brands, Series B
                  8.000%, 02/15/08 ..........................           865,200
      705,000  Delhaize America
                  8.125%, 04/15/11 ..........................           763,655
    2,050,000  Kraft Foods
                  6.250%, 06/01/12 ..........................         2,105,233
    1,135,000  Kroger
                  6.200%, 06/15/12 ..........................         1,148,760
                                                               ----------------
                                                                      4,882,848
                                                               ----------------
               HEALTHCARE SERVICES - 0.64%
      540,000  HCA
                  6.300%, 10/01/12 ..........................           526,938
      515,000  Omnicare, Senior Subordinated Notes
                  6.125%, 06/01/13 ..........................           496,331
                                                               ----------------
                                                                      1,023,269
                                                               ----------------
               INSURANCE - 0.87%
    1,425,000  Principal Life Income Funding Trust
                  5.125%, 03/01/11 ..........................         1,400,969
                                                               ----------------
               OIL AND GAS EXTRACTION - 3.43%
    1,500,000  Amerada Hess
                  7.875%, 10/01/29 ..........................         1,713,500
      515,000  Chesapeake Energy
                  6.500%, 08/15/17 ..........................           494,400
    1,000,000  Pioneer Natural Resources
                  6.500%, 01/15/08 ..........................         1,022,569
      165,000  Premcor Refining Group, Senior Notes
                  6.750%, 02/01/11 ..........................           171,647
      400,000  Pride International, Senior Notes
                  7.375%, 07/15/14 ..........................           417,000
    1,005,000  Western Oil Sands, Secured
                  8.375%, 05/01/12 ..........................         1,105,500
      550,000  Williams Companies, Debentures, Series A
                  7.500%, 01/15/31 ..........................           563,750
                                                               ----------------
                                                                      5,488,366
                                                               ----------------
               PHARMACEUTICALS - 0.40%
      650,000  Mylan Laboratories
                  6.375%, 08/15/15 ..........................           640,250
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 33

ABN AMRO Funds

BOND FUND                                                         APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
  PAR VALUE                                                         VALUE
-------------                                                  ----------------

               RESTAURANTS - 0.74%
$   1,135,000  Yum! Brands, Senior Notes
                  7.650%, 05/15/08 ..........................  $      1,180,997
                                                               ----------------
               TRANSPORTATION - 0.89%
    1,500,000  Ryder System
                  4.625%, 04/01/10 ..........................         1,429,661
                                                               ----------------
               UTILITIES - 4.47%
    1,045,000  CenterPoint Energy, Senior Notes, Series B
                  7.250%, 09/01/10 ..........................         1,099,822
    1,500,000  CILCORP, Senior Notes
                  8.700%, 10/15/09 ..........................         1,638,874
    1,300,000  Consoidated Edison of New York, Debentures
                  5.850%, 03/15/36 ..........................         1,236,656
      199,000  Nevada Power, Second Mortgage
                  9.000%, 08/15/13 ..........................           219,550
    1,000,000  NiSource Finance, Senior Notes
                  6.150%, 03/01/13 ..........................         1,010,477
    1,800,000  Ohio Power, Senior Notes, Series H
                  4.850%, 01/15/14 ..........................         1,677,472
      300,000  TXU, Senior Notes, Series P
                  5.550%, 11/15/14 ..........................           280,282
                                                               ----------------
                                                                      7,163,133
                                                               ----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $60,910,990) ........................        59,434,293
                                                               ----------------
COMMERCIAL MORTGAGE-BACKED SECURITY - 2.06%

    3,125,000  GMAC Commercial Mortgage Securities
                  Series 2000-C3, Class A2
                  6.957%, 09/15/35 ..........................         3,300,808
                                                               ----------------
               TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
                  (Cost $3,691,284) .........................         3,300,808
                                                               ----------------
ASSET-BACKED SECURITY - 1.38%

    2,265,000  WFS Financial Owner Trust Series,
                  Series 2004-1, Class A4
                  2.810%, 08/22/11 ..........................         2,207,115
                                                               ----------------
               TOTAL ASSET-BACKED SECURITY
                  (Cost $2,224,268) .........................         2,207,115
                                                               ----------------
FOREIGN GOVERNMENT BOND - 0.51%

      750,000  Republic of Philippines
                  8.250%, 01/15/14 ..........................           816,563
                                                               ----------------
               TOTAL FOREIGN GOVERNMENT BOND
                  (Cost $748,763) ...........................           816,563
                                                               ----------------

                                                                    MARKET
   SHARES                                                           VALUE
-------------                                                  ----------------

INVESTMENT COMPANY - 0.65%

    1,034,862  BlackRock Liquidity Funds
                  TempCash Portfolio ........................  $      1,034,862
                                                               ----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,034,862) .........................         1,034,862
                                                               ----------------
TOTAL INVESTMENTS - 101.79%
   (Cost $166,707,913)* .....................................       162,964,632
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - (1.79)% ..................        (2,869,879)
                                                               ----------------
NET ASSETS - 100.00% ........................................  $    160,094,753
                                                               ================

----------
* At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................  $        464,900
      Gross unrealized depreciation .........................        (4,208,181)
                                                               ----------------
      Net unrealized depreciation ...........................  $     (3,743,281)
                                                               ================

(a) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2006.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2006, this security amounted to $2,082,885 or 1.30% of net assets. This security has been determined by the Adviser to be a liquid security.

(c) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable thereafter. The maturity date shown is the next scheduled reset date.

CMO      Collateralized Mortgage Obligation
MTN      Medium Term Note
SLOB     Secured Lease Obligation Bond

PORTFOLIO COMPOSITION

Investment Company ..........................................                 1%
U.S. Government Obligations .................................                12%
U.S. Government Agency Obligations ..........................                47%
Corporate Notes and Bonds (Moody's Ratings)
  Aaa .......................................................                 3%
  Aa ........................................................                 2%
  A .........................................................                12%
  Baa .......................................................                12%
  Ba ........................................................                 9%
  B .........................................................                 2%
                                                                           ----
                                                                            100%
                                                                           ====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 34

ABN AMRO Funds

INVESTMENT GRADE BOND FUND                                        APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S GOVERNMENT AND AGENCY OBLIGATIONS                41%
CORPORATE NOTES AND BONDS                            41%
CASH AND OTHER NET ASSETS                             6%
NON-AGENCY MORTGAGE-BACKED SECURITIES                 6%
ASSET-BACKED SECURITIES                               3%
COMMERCIAL MORTGAGE-BACKED SECURITIES                 2%
MUNICIPAL SECURITY                                    1%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                     MARKET
PAR VALUE                                                             VALUE
---------------                                                  ---------------
CORPORATE NOTES AND BONDS - 41.53%

                  CAPITAL GOODS - 1.01%
$       335,000   Dover
                     4.875%, 10/15/15 ........................   $      313,498
                                                                 --------------
                  COMMUNICATIONS - 2.50%
        385,000   British Sky Broadcasting
                     6.875%, 02/23/09 ........................          397,700
        125,000   News America
                     5.300%, 12/15/14 ........................          119,885
        275,000   Telecom Italia Capital
                     5.250%, 11/15/13 ........................          259,710
                                                                 --------------
                                                                        777,295
                                                                 --------------
                  CONSUMER CYCLICAL - 1.18%
        380,000   Newell Rubbermaid
                     4.625%, 12/15/09 ........................          366,977
                                                                 --------------
                  ELECTRONICS - 1.57%
        485,000   Thermo Electron, Convertible
                     3.250%, 11/01/07 ........................          489,850
                                                                 --------------
                  FINANCE - 17.35%
        350,000   AmSouth Bank, Subordinated Notes
                     4.850%, 04/01/13 ........................          333,064
        350,000   CIT Group, Senior Notes
                     4.250%, 02/01/10 ........................          335,152
        310,000   Citigroup, Senior Notes
                     5.300%, 01/07/16 ........................          298,880
        275,000   Countrywide Home Loan, Series L, MTN
                     4.000%, 03/22/11 ........................          254,650
                  Credit Suisse (USA), Senior
                     Unsecured Notes
        170,000      5.250%, 03/02/11 ........................          167,744
        175,000      5.375%, 03/02/16 ........................          168,152
        400,000   EOP Operating
                     5.875%, 01/15/13 ........................          397,036
        260,000   General Electric Capital, Series A, MTN
                     5.000%, 06/15/07 ........................          259,397
        175,000   HSBC Finance
                     5.500%, 01/19/16 ........................          169,345

                                                                     MARKET
PAR VALUE                                                             VALUE
---------------                                                  --------------

                  FINANCE (CONTINUED)
$       375,000   International Lease Finance,
                     Unsubordinated Notes
                     5.875%, 05/01/13 ........................   $      374,978
        300,000   JPMorgan Chase, Senior Notes
                     5.350%, 03/01/07 ........................          300,152
        300,000   Key Bank NA, Subordinated Notes
                     4.950%, 09/15/15 ........................          278,696
        360,000   Marshall & Ilsley Bank,
                     Subordinated Notes
                     5.250%, 09/04/12 ........................          354,321
        250,000   MBNA America Bank NA
                     6.500%, 06/20/06 ........................          250,463
        400,000   Merrill Lynch, MTN
                     5.017%, 06/16/08 (a) ....................          400,516
        390,000   Morgan Stanley, Subordinated Notes
                     4.750%, 04/01/14 ........................          361,258
        360,000   SLM, Series A
                     4.500%, 07/26/10 ........................          345,310
        350,000   Textron Financial
                     5.875%, 06/01/07 ........................          352,116
                                                                 --------------
                                                                      5,401,230
                                                                 --------------
                  FOOD AND BEVERAGES - 2.72%
        193,000   General Mills
                     6.000%, 02/15/12 ........................          195,316
        350,000   Kraft Foods
                     6.250%, 06/01/12 ........................          359,430
        300,000   Kroger
                     5.500%, 02/01/13 ........................          291,620
                                                                 --------------
                                                                        846,366
                                                                 --------------
                  INSURANCE - 4.06%
        285,000   Berkshire Hathaway
                     4.625%, 10/15/13 ........................          267,577
        200,000   Chubb
                     6.000%, 11/15/11 ........................          203,201
        325,000   MetLife, Senior Unsecured Notes
                     5.000%, 06/15/15 ........................          305,126
        250,000   Principal Life Income Funding Trust
                     5.125%, 03/01/11 ........................          245,784
        250,000   State Auto Financial, Senior Notes
                     6.250%, 11/15/13                                   240,674
                                                                 --------------
                                                                      1,262,362
                                                                 --------------
                  OIL AND GAS EXTRACTION - 4.09%
        350,000   Consolidated Natural Gas
                     Senior Notes, Series C
                     6.250%, 11/01/11 ........................          357,863
        200,000   Halliburton
                     5.500%, 10/15/10 ........................          199,876
        275,000   Marathon Oil
                     5.375%, 06/01/07 ........................          275,198
        450,000   Occidental Petroleum
                     4.000%, 11/30/07 ........................          441,114
                                                                 --------------
                                                                      1,274,051
                                                                 --------------
                  PHARMACEUTICALS - 0.65%
        205,000   Wyeth, Unsubordinated Notes
                     5.500%, 03/15/13 ........................          201,980
                                                                 --------------
                  TECHNOLOGY - 0.61%
        200,000   First Data
                     3.375%, 08/01/08 ........................          191,576
                                                                 --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 35

ABN AMRO Funds

INVESTMENT GRADE BOND FUND                                        APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                     MARKET
PAR VALUE                                                             VALUE
---------------                                                  --------------

                  TRANSPORTATION - 2.13%
$       265,000   Ryder System
                     4.625%, 04/01/10 ........................   $      252,573
        425,000   Union Pacific
                     3.875%, 02/15/09 ........................          409,469
                                                                 --------------
                                                                        662,042
                                                                 --------------
                  UTILITIES - 3.66%
        275,000   CILCORP, Senior Notes
                     8.700%, 10/15/09 ........................          300,460
        535,000   MidAmerican Energy, MTN
                     5.125%, 01/15/13 ........................          515,886
        340,000   Pacific Gas & Electric,
                     First Mortgage, Unsecured Notes
                     3.600%, 03/01/09 ........................          323,838
                                                                 --------------
                                                                      1,140,184
                                                                 --------------
                  TOTAL CORPORATE NOTES AND BONDS
                     (Cost $13,426,133) ......................       12,927,411
                                                                 --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 41.11%

                  FEDERAL HOME LOAN BANK - 3.69%
        300,000   4.770%, 06/13/06 (a) .......................          299,922
        350,000   4.600%, 05/04/07 (a) .......................          349,856
        400,000   4.430%, 04/07/08 ...........................          394,915
        100,000   6.500%, 08/14/09 ...........................          104,015
                                                                 --------------
                                                                      1,148,708
                                                                 --------------
                  FEDERAL HOME LOAN MORTGAGE - 8.38%
        125,000   2.750%, 03/15/08, MTN ......................          119,787
         87,505   5.500%, 08/01/17,
                     Gold Pool # E90954 ......................           86,846
        658,137   5.000%, 09/01/18,
                     Gold Pool # E99582 ......................          641,335
        154,377   6.500%, 08/01/32,
                     Gold Pool # C01385 ......................          157,427
        653,226   5.000%, 11/01/33,
                     Gold Pool # A15349 ......................          620,040
        705,515   5.500%, 11/01/33,
                     Gold Pool # A15901 ......................          687,374
        295,703   6.000%, 02/01/35,
                     Gold Pool # A34083 ......................          295,117
                                                                 --------------
                                                                      2,607,926
                                                                 --------------
                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION - 23.27%
        375,000   3.875%, 07/15/08 ...........................          365,405
        280,000   4.125%, 05/15/10 ...........................          269,079
        150,000   4.375%, 03/15/13 ...........................          142,138
        350,000   5.000%, 03/15/16 ...........................          340,565
        111,136   6.000%, 10/01/16, Pool # 611322 ............          112,637
         98,080   5.500%, 01/01/17, Pool # 623107 ............           97,494
        248,905   5.500%, 04/01/17, Pool # 254259 ............          247,393
        191,264   6.000%, 06/01/17, Pool # 254342 ............          193,853
        456,529   5.500%, 11/01/17, Pool # 659589 ............          453,754
        650,908   5.000%, 05/01/19, Pool # 255274 ............          634,776
        402,389   5.000%, 09/01/19, Pool # 788070 ............          392,696
        110,061   6.500%, 03/01/32, Pool # 254239 ............          112,265
         83,146   7.000%, 04/01/32, Pool # 545556 ............           85,616
        137,715   6.500%, 10/01/32, Pool # 254479 ............          140,473
        356,824   4.669%, 02/01/33,
                     Pool # 682778, ARM (b) ..................          350,304

                                                                     MARKET
PAR VALUE                                                             VALUE
---------------                                                  --------------
                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (CONTINUED)
$       564,161   3.708%, 05/01/33,
                     Pool # 703979, ARM (b) ..................   $      555,749
        715,272   5.000%, 10/01/33, Pool # 749179 ............          679,295
         88,681   6.000%, 02/01/34, Pool # 725162 ............           88,462
        569,926   2.845%, 07/01/34,
                     Pool # 786027, ARM (b) ..................          556,017
        243,285   6.000%, 09/01/34, Pool # 794267 ............          242,498
        355,892   6.000%, 11/01/34, Pool # 735060 ............          354,740
        301,980   4.734%, 01/01/35,
                     Pool # 819685, ARM (b) ..................          296,076
        561,187   5.000%, 05/01/35, Pool # 826641 ............          531,126
                                                                 --------------
                                                                      7,242,411
                                                                 --------------
                  GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION - 3.10%
        333,800   4.287%, 01/16/30,
                     Series 2005-52, Class A, CMO ............          324,599
        197,950   3.963%, 05/16/30,
                     Series 2005-76, Class A, CMO ............          190,665
         94,767   6.500%, 05/15/32, Pool # 584389                        97,586
        361,140   4.919%, 09/16/34,
                     Series 2005-29, Class AB, CMO ...........          352,348
                                                                 --------------
                                                                        965,198
                                                                 --------------
                  U.S. TREASURY INFLATION INDEX NOTE - 0.78%
        228,164   3.500%, 01/15/11 ...........................          241,694
                                                                 --------------
                  U.S. TREASURY NOTES - 1.89%
        220,000   4.250%, 11/15/14 ...........................          208,029
        200,000   4.125%, 05/15/15 ...........................          186,719
        200,000   4.000%, 04/15/10 ...........................          193,609
                                                                 --------------
                                                                        588,357
                                                                 --------------
                  TOTAL U.S. GOVERNMENT AND
                     AGENCY OBLIGATIONS
                     (Cost $13,122,333) ......................       12,794,294
                                                                 --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 5.83%

        388,657   Bear Stearns Asset Backed Securities,
                     Series 2003-AC5, Class A2, CMO
                     5.000%, 10/25/33 ........................          375,575
        431,404   Chase Mortgage Finance,
                     Series 2003-S2, Class A1, CMO
                     5.000%, 03/25/18 (c) ....................          417,807
         56,853   Master Asset Securitization Trust,
                     Series 2002-8, Class 1A2, CMO
                     5.250%, 12/25/17 (c) ....................           55,629
        211,488   Washington Mutual,
                     Series 2002-S8, Class 2A7, CMO
                     5.250%, 01/25/18 (c) ....................          207,126
                  Wells Fargo Mortgage Backed
                     Securities Trust,
        311,877      Series 2003K,
                     Class 1A2, CMO, ARM
                     4.488%, 11/25/33 (b) (c) ................          293,847
        494,617      Series 2003L,
                     Class 1A2, CMO, ARM
                     4.567%, 11/25/33 (b) ....................          466,023
                                                                 --------------
                  TOTAL NON-AGENCY
                     MORTGAGE-BACKED SECURITIES
                     (Cost $1,897,564) .......................        1,816,007
                                                                 --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 36

ABN AMRO Funds

INVESTMENT GRADE BOND FUND                                        APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                     MARKET
PAR VALUE                                                             VALUE
---------------                                                  --------------

ASSET-BACKED SECURITIES - 2.79%

$       500,000   Drive Auto Receivables Trust
                     Series 2005-2, Class A2
                     4.120%, 01/15/10 (d) ....................   $      494,371
        385,000   WFS Financial Owner Trust Series,
                     Series 2004-1, Class A4
                     2.810%, 08/22/11 ........................          375,161
                                                                 --------------
                  TOTAL ASSET-BACKED SECURITIES
                     (Cost $872,991) .........................          869,532
                                                                 --------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.96%

        167,817   General Electric Capital
                     Commercial Mortgage,
                     Series 2001-1, Class A1
                     6.079%, 05/15/33 ........................          170,305
        445,000   LB Commercial Mortgage Trust,
                     Series 2004-C4, Class A3
                     5.155%, 06/15/29 (b) ....................          439,578
                                                                 --------------
                  TOTAL COMMERCIAL
                     MORTGAGE-BACKED SECURITIES
                     (Cost $651,696) .........................          609,883
                                                                 --------------
MUNICIPAL SECURITY - 0.95%

                  ILLINOIS
        335,000   Illinois State, GO
                     4.350%, 06/01/18 ........................          295,349
                                                                 --------------
                  TOTAL MUNICIPAL SECURITY
                     (Cost $334,875) .........................          295,349
                                                                 --------------
SHARES
---------------

INVESTMENT COMPANY - 0.60%

        185,003   BlackRock Liquidity Funds
                     TempCash Portfolio ......................          185,003
                                                                 --------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $185,003) .........................          185,003
                                                                 --------------
TOTAL INVESTMENTS - 94.77%
   (Cost $30,490,595)* .......................................       29,497,479
                                                                 --------------
NET OTHER ASSETS AND LIABILITIES - 5.23% .....................        1,628,839
                                                                 --------------
NET ASSETS - 100.00% .........................................   $   31,126,318
                                                                 ==============

----------
* At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation ..........................   $       14,203
      Gross unrealized depreciation ..........................       (1,007,319)
                                                                 --------------
      Net unrealized depreciation ............................   $     (993,116)
                                                                 ==============

(a) Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2006.

(b) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at April 30, 2006.

(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2006, this security amounted to $494,371 or 1.59% of net assets. This security has been determined by the Adviser to be a liquid security.

   ARM  Adjustable Rate Mortgage
   CMO  Collateralized Mortgage Obligation
    GO  General Obligation
   MTN  Medium Term Note

PORTFOLIO COMPOSITION

Investment Company .......................................     1%
U.S. Government Obligations ..............................     3%
U.S. Government Agency Obligations .......................    40%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa ...................................................    13%
   Aa ....................................................     8%
   A .....................................................    18%
   Baa ...................................................    17%
                                                             ---
                                                             100%
                                                             ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 37

ABN AMRO Funds

HIGH YIELD BOND FUND                                              APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

BASIC INDUSTRIES                                     17%
SERVICES CYCLICALS                                   14%
OTHER CORPORATE NOTES AND BONDS                      11%
MEDIA                                                11%
ENERGY                                               10%
TELECOMMUNICATIONS                                    8%
CAPITAL GOODS                                         8%
CASH AND OTHER NET ASSETS                             8%
UTILITIES                                             7%
SERVICES NON-CYCLICALS                                6%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                    MARKET
PAR VALUE                                                            VALUE
----------                                                      ---------------

CORPORATE NOTES AND BONDS - 92.35%

             BASIC INDUSTRIES - 16.74%
             Abitibi Consolidated
$  125,000      6.000%, 06/20/13 ............................   $       112,500
    50,000      8.850%, 08/01/30 ............................            46,250
   225,000   Arch Western Finance,
                Senior Notes
                6.750%, 07/01/13 ............................           223,875
   200,000   Cascades, Senior Notes
                7.250%, 02/15/13 ............................           190,500
   250,000   Century Aluminum
                7.500%, 08/15/14 ............................           261,250
   125,000   Domtar
                7.875%, 10/15/11 ............................           122,812
   375,000   Equistar Chemical Funding
                10.125%, 09/01/08 ...........................           403,594
   250,000   Ethyl, Senior Notes
                8.875%, 05/01/10 ............................           262,500
   125,000   Foundation PA Coal, Senior Notes
                7.250%, 08/01/14 ............................           125,937
   200,000   Ineos Group Holdings
                8.500%, 02/15/16 (a) ........................           191,000
   200,000   IPSCO, Senior Notes
                8.750%, 06/01/13 ............................           218,000
   150,000   KI Holdings, Senior Discount Notes
                9.601%, 11/15/14 (b) ........................           111,750
   238,000   Koppers, Senior Secured Notes
                9.875%, 10/15/13 ............................           261,800
   150,000   Methanex, Senior Notes
                8.750%, 08/15/12 ............................           165,563
   225,000   Neenah Paper, Senior Notes
                7.375%, 11/15/14 ............................           211,500
   200,000   Nell AF, Senior Notes
                8.375%, 08/15/15 (a) ........................           199,250
   125,000   Norampac, Senior Notes
                6.750%, 06/01/13 ............................           118,125
   125,000   Novelis, Senior Notes
                7.500%, 02/15/15 (a) ........................           121,875
   100,000   P.H. Glatfelter
                7.125%, 05/01/16 (a) ........................           100,896

                                                                    MARKET
PAR VALUE                                                            VALUE
----------                                                      ---------------

             BASIC INDUSTRIES (CONTINUED)
$   75,000   United States Steel, Senior Notes
                10.750%, 08/01/08 ...........................   $        82,313
                                                                ---------------
                                                                      3,531,290
                                                                ---------------
             CAPITAL GOODS - 8.17%
   300,000   Building Materials,
                Senior Notes, Series B
                8.000%, 10/15/07 ............................           303,750
   125,000   Case New Holland
                7.125%, 03/01/14 (a) ........................           123,437
             DRS Technologies,
                Senior Subordinated Notes
   125,000      6.875%, 11/01/13 ............................           124,531
    50,000      7.625%, 02/01/18 ............................            51,563
    50,000   Goodman Global Holdings,
                Senior Notes, Series B
                7.491%, 06/15/12 (c) ........................            51,125
   175,000   Greif, Senior Subordinated Notes
                8.875%, 08/01/12 ............................           186,375
             L-3 Communications, Senior
                Subordinated Notes
   150,000      7.625%, 06/15/12 ............................           155,250
    25,000      6.375%, 10/15/15 ............................            24,375
    75,000   Noble Group, Senior Notes
                6.625%, 03/17/15 (a) ........................            66,355
   250,000   Owens-Brockway Glass Container,
                Secured
                8.750%, 11/15/12 ............................           268,125
   175,000   Trinity Industries, Senior Notes
                6.500%, 03/15/14 ............................           169,313
   200,000   Westinghouse Air Brake,
                Senior Notes
                6.875%, 07/31/13 ............................           199,500
                                                                ---------------
                                                                      1,723,699
                                                                ---------------
             CONSUMER CYCLICALS - 2.38%
    65,000   Ahold Lease USA, Series A-2
                8.620%, 01/02/25 ............................            68,346
   100,000   Church & Dwight,
                Senior Subordinated Notes
                6.000%, 12/15/12 ............................            97,000
   125,000   Couche-Tard US Finance,
                Senior Subordinated Notes
                7.500%, 12/15/13 ............................           127,812
    75,000   General Motors Acceptance
                6.875%, 09/15/11 ............................            70,337
   125,000   TRW Automotive, Senior
                Subordinated Notes
                11.000%, 02/15/13 ...........................           138,750
                                                                ---------------
                                                                        502,245
                                                                ---------------
             CONSUMER NON-CYCLICALS - 3.73%
    75,000   Chattem, Senior Subordinated Notes
                7.000%, 03/01/14 ............................            75,375
             Constellation Brands, Series B
    50,000      8.000%, 02/15/08 ............................            51,500
   150,000      8.125%, 01/15/12 ............................           156,750
   150,000   Dean Foods, Senior Notes
                6.900%, 10/15/17 ............................           150,000
             Smithfield Foods, Senior Notes
    50,000      7.000%, 08/01/11 ............................            49,375
   175,000      Series B
                7.750%, 05/15/13 ............................           177,187

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 38

ABN AMRO Funds

HIGH YIELD BOND FUND                                              APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
PAR VALUE                                                            VALUE
----------                                                      ---------------

             CONSUMER NON-CYCLICALS (CONTINUED)
$  125,000   Stater Brothers Holdings,
                Senior Notes
                8.125%, 06/15/12 ............................   $       125,625
                                                                ---------------
                                                                        785,812
                                                                ---------------
             ENERGY - 10.55%
   200,000   ANR Pipeline, Debentures
                9.625%, 11/01/21 ............................           241,315
    50,000   Basic Energy Services, Senior Notes
                7.125%, 04/15/16 (a) ........................            49,625
   175,000   Bluewater Finance
                10.250%, 02/15/12 ...........................           182,875
   200,000   Chaparral Energy, Senior Notes
                8.500%, 12/01/15 (a) ........................           207,000
             Chesapeake Energy
   300,000      6.500%, 08/15/17 ............................           288,000
                Senior Notes
   100,000      7.500%, 09/15/13 ............................           103,250
    25,000      7.500%, 06/15/14 ............................            25,812
    75,000   El Paso, Senior Notes, MTN
                7.800%, 08/01/31 ............................            74,625
             Massey Energy, Senior Notes
    75,000      6.625%, 11/15/10 ............................            75,938
   225,000      6.875%, 12/15/13 (a) ........................           217,688
   150,000   Ocean Rig Norway, Senior Notes
                8.375%, 07/01/13 (a) ........................           159,000
   150,000   Southern Natural Gas
                8.875%, 03/15/10 ............................           159,975
    50,000   Southern Star Central
                6.750%, 03/01/16 (a) ........................            50,125
   125,000   Western Oil Sands, Secured
                8.375%, 05/01/12 ............................           137,500
   100,000   Whiting Petroleum
                7.000%, 02/01/14 ............................            99,500
   150,000   Williams Companies,
                Debentures, Series A
                7.500%, 01/15/31 ............................           153,750
                                                                ---------------
                                                                      2,225,978
                                                                ---------------
             MEDIA - 11.51%
   100,000   Cablevision Systems, Senior Notes
                9.620%, 04/01/09 (c) ........................           106,250
   125,000   CCH I, Secured
                11.000%, 10/01/15 ...........................           111,875
   100,000   Charter Communications Holdings II
                Senior Notes
                10.250%, 09/15/10 ...........................           101,250
   125,000   Clarke American, Senior Notes
                11.750%, 12/15/13 (a) .......................           130,937
             CSC Holdings, Senior Notes
   125,000      7.250%, 07/15/08 ............................           127,031
   100,000      Series B
                8.125%, 07/15/09 ............................           104,250
   130,000   Dex Media East/Dex Media East Finance
                12.125%, 11/15/12 ...........................           147,713
   200,000   EchoStar DBS, Senior Notes
                5.750%, 10/01/08 ............................           197,500
             Houghton Mifflin
    50,000      Senior Discount Notes
                10.616%, 10/15/13 (b) .......................            42,750
   175,000      Senior Subordinated Notes
                9.875%, 02/01/13 ............................           188,125

                                                                    MARKET
PAR VALUE                                                            VALUE
----------                                                      ---------------

             MEDIA (CONTINUED)
$  125,000   LIN Television, Senior Subordinated Notes
                6.500%, 05/15/13 ............................   $       116,250
   200,000   NTL Cable, Senior Notes
                8.750%, 04/15/14 ............................           206,250
   125,000   Radio One, Series B
                8.875%, 07/01/11 ............................           131,563
             RH Donnelly
    25,000      10.875%, 12/15/12 ...........................            27,875
                Senior Discount Notes
    75,000      6.875%, 01/15/13 (a) ........................            70,125
    75,000      6.875%, 01/15/13 (a) ........................            70,125
   100,000   RH Donnelly Finance
                10.875%, 12/15/12 (a) .......................           111,500
   175,000   Shaw Communications, Senior Notes
                7.200%, 12/15/11 ............................           180,031
   250,000   Sinclair Broadcast Group, Senior
                Subordinated Notes
                8.000%, 03/15/12 ............................           255,625
                                                                ---------------
                                                                      2,427,025
                                                                ---------------
             REAL ESTATE - 2.11%
             American Real Estate Partners,
   200,000      Senior Notes
                8.125%, 06/01/12 (d) ........................           207,500
    75,000      Senior Unsecured Notes
                7.125%, 02/15/13 (d) ........................            74,812
   150,000   CBRE Escrow, Senior Notes
                9.750%, 05/15/10 ............................           162,750
                                                                ---------------
                                                                        445,062
                                                                ---------------
             SERVICES CYCLICALS - 13.87%
   100,000   Ashtead Holdings, Secured
                8.625%, 08/01/15 (a) ........................           104,000
   225,000   CHC Helicopter,
                Senior Subordinated Notes
                7.375%, 05/01/14 ............................           230,062
   125,000   Chukchansi Economic
                Development Authority,
                Senior Notes
                8.000%, 11/15/13 (a) ........................           129,375
    75,000   D.R. Horton
                Senior Subordinated Notes
                9.750%, 09/15/10 ............................            84,385
   175,000   French Lick Resorts & Casinos
                10.750%, 04/15/14 (a) .......................           173,687
   125,000   FTI Consulting
                7.625%, 06/15/13 ............................           132,187
   100,000   Hertz, Senior Subordinated Notes
                10.500%, 01/01/16 (a) .......................           111,125
    75,000   Iron Mountain,
                Senior Subordinated Notes
                8.250%, 07/01/11 ............................            75,967
   225,000   KB HOME, Senior Notes
                6.250%, 06/15/15 ............................           210,870
   125,000   Mandalay Resort Group
                Senior Subordinated Notes
                9.375%, 02/15/10 ............................           135,000
             MGM MIRAGE
    25,000      8.375%, 02/01/11 ............................            26,438
    50,000      Debentures
                7.250%, 08/01/17 ............................            50,000
   150,000      Senior Subordinated Notes
                9.750%, 06/01/07 ............................           156,375

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 39

ABN AMRO Funds

HIGH YIELD BOND FUND                                              APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
PAR VALUE                                                            VALUE
----------                                                      ---------------

             SERVICES CYCLICALS (CONTINUED)
$  200,000   Phi, Senior Notes
                7.125%, 04/15/13 (a) ........................   $       199,000
    50,000   Resorts International Hotel and Casino,
                First Mortgage
                11.500%, 03/15/09 ...........................            54,875
   175,000   River Rock Entertainment,
                Senior Notes
                9.750%, 11/01/11 ............................           189,438
   100,000   SAC Holdings, Senior Notes
                8.500%, 03/15/14 ............................            97,625
   175,000   Speedway Motorsports
                Senior Subordinated Notes
                6.750%, 06/01/13 ............................           173,688
             Standard Pacific
    50,000      Senior Notes
                7.000%, 08/15/15 ............................            46,750
   100,000      Senior Subordinated Notes
                9.250%, 04/15/12 ............................           103,500
   100,000   Trump Entertainment,
                Second Mortgage
                8.500%, 06/01/15 ............................            99,000
   175,000   United Rentals, North America,
                Senior Notes
                6.500%, 02/15/12 ............................           172,375
   175,000   Wynn Las Vegas, First Mortgage
                6.625%, 12/01/14 ............................           171,063
                                                                ---------------
                                                                      2,926,785
                                                                ---------------
             SERVICES NON-CYCLICALS - 5.89%
   150,000   Bio-Rad Laboratories
                Senior Subordinated Notes
                7.500%, 08/15/13 ............................           154,500
   200,000   Coventry Health Care, Senior Notes
                8.125%, 02/15/12 ............................           211,250
   300,000   Fresenius Medical Capital Trust II
                7.875%, 02/01/08 ............................           308,250
   250,000   HCA, Senior Unsecured Notes
                8.750%, 09/01/10 ............................           272,020
   125,000   Mylan Laboratories
                6.375%, 08/15/15 ............................           123,125
   175,000   Omnicare. Senior Subordinated Notes
                6.875%, 12/15/15 ............................           173,906
                                                                ---------------
                                                                      1,243,051
                                                                ---------------
             TECHNOLOGY AND ELECTRONICS - 3.11%
             Freescale Semiconductor,
                Senior Notes
   100,000      7.818%, 07/15/09 (c) ........................           102,750
    75,000      7.125%, 07/15/14 ............................            77,250
   100,000   Magnachip Semiconductor,
                Secured
                6.875%, 12/15/11 ............................            96,000
   250,000   Sensata Technologies
                8.000%, 05/01/14 (a) ........................           252,500
   125,000   STATS ChipPac
                7.500%, 07/19/10 ............................           127,187
                                                                ---------------
                                                                        655,687
                                                                ---------------

                                                                    MARKET
PAR VALUE                                                            VALUE
----------                                                      ---------------

             TELECOMMUNICATIONS - 7.50%
             Citizens Communications,
                Senior Notes
$  125,000      9.250%, 05/15/11 ............................   $       137,969
    50,000      9.000%, 08/15/31 ............................            53,875
   250,000   eircom Funding,
                Senior Subordinated Notes
                8.250%, 08/15/13 ............................           270,000
   200,000   INTELSAT Bermuda Ltd, Senior Notes
                8.250%, 01/15/13 ............................           204,750
   100,000   PanAmSat Holding
                8.665%, 11/01/14 (b) ........................            72,750
    50,000   PanAmSat, Senior Secured Notes
                6.375%, 01/15/08 ............................            50,312
    75,000   Qwest Communications, Series B
                7.500%, 02/15/14 ............................            75,937
   225,000   Qwest, Senior Notes
                8.160%, 06/15/13 (c) ........................           246,094
   225,000   Rogers Wireless, Senior Notes
                9.625%, 05/01/11 ............................           255,938
   100,000   Valor Telecommunications
                Enterprises, Senior Notes
                7.750%, 02/15/15 ............................           104,500
   100,000   Wind Acquistion Finance SA
                10.750%, 12/01/15 (a) .......................           111,000
                                                                ---------------
                                                                      1,583,125
                                                                ---------------
             UTILITIES - 6.79%
   165,000   Beaver Valley Funding,
                Debentures, SLOB
                9.000%, 06/01/17 ............................           184,630
   299,000   Homer City Funding, SLOB
                8.137%, 10/01/19 ............................           322,920
   100,000   MSW Energy Holdings/MSW
                Energy Finance
                8.500%, 09/01/10 ............................           106,000
   130,000   Nevada Power, Second Mortgage
                9.000%, 08/15/13 ............................           143,425
   100,000   NRG Energy
                Senior Notes
                7.250%, 02/01/14 ............................           100,750
   200,000   Reliant Energy, Secured
                9.500%, 07/15/13 ............................           204,000
    50,000   Sierra Pacific Power,
                General Refunding Mortgage
                6.250%, 04/15/12 ............................            50,096
   175,000   Teco Energy, Senior Notes
                6.750%, 05/01/15 ............................           179,375
   150,000   TXU, Senior Notes, Series P
                5.550%, 11/15/14 ............................           140,141
                                                                ---------------
                                                                      1,431,337
                                                                ---------------
             TOTAL CORPORATE NOTES AND BONDS
                (Cost $19,460,666) ..........................        19,481,096
                                                                ---------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 40

ABN AMRO Funds

HIGH YIELD BOND FUND                                              APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
  SHARES                                                             VALUE
----------                                                      ---------------

INVESTMENT COMPANIES - 6.71%

 1,069,890   BlackRock Liquidity Funds
                TempCash Portfolio ..........................   $     1,069,890
   346,047   BlackRock Liquidity Funds
                TempFund Portfolio ..........................           346,047
                                                                ---------------
             TOTAL INVESTMENT COMPANIES
                (Cost $1,415,937) ...........................         1,415,937
                                                                ---------------
TOTAL INVESTMENTS - 99.06%
   (Cost $20,876,603)* ......................................        20,897,033
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - 0.94% ....................           197,945
                                                                ---------------
NET ASSETS - 100.00% ........................................   $    21,094,978
                                                                ===============

----------
* At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .........................   $       240,391
      Gross unrealized depreciation .........................          (219,961)
                                                                ---------------
      Net unrealized appreciation ...........................   $        20,430
                                                                ===============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2006, these securities amounted to $2,949,625 or 13.98% of net assets. These securities have been determined by the Adviser to be liquid securities.

(b) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.000% until the date shown and the subsequent rate thereafter.

             SECURITY         DATE      RATE
         ----------------   --------   -------
         KI Holdings        11/15/09    9.875%

         Houghton Mifflin   10/15/08   11.500%

         PanAmSat Holding   11/01/09   10.375%

(c) Variable rate bonds. The interest rates shown reflect the rates in effect at April 30, 2006.

(d)   Limited Partnership

MTN   Medium Term Note

SLOB  Secured Lease Obligation Bond

PORTFOLIO COMPOSITION

Investment Companies ..............................................        4%
Corporate Notes and Bonds: (Moody's Ratings)
   Baa ............................................................        2%
   Ba .............................................................       40%
   B ..............................................................       47%
   Caa ............................................................        5%
   NR .............................................................        2%
                                                                         ---
                                                                         100%
                                                                         ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 41

ABN AMRO Funds

MUNICIPAL BOND FUND                                               APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

EDUCATION                                            41%
GENERAL OBLIGATIONS BONDS                            14%
TRANSPORTATION                                        8%
POLLUTION                                             6%
UTILITIES                                             8%
FINANCIAL                                             8%
HEALTHCARE                                            3%
WATER                                                 7%
CASH AND OTHER NET ASSETS                             1%
OTHER MUNICIPAL SECURITIES                            4%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                    MARKET
PAR VALUE                                                           VALUE
-----------                                                    ----------------
MUNICIPAL SECURITIES - 98.76%

              ALABAMA - 1.54%
$ 1,000,000   Birmingham Industrial Water Board
                  Industrial Water Supply RB,
                  Partially Pre-refunded 01/01/07
                  6.000%, 07/01/07 (a) .....................   $      1,026,650
                                                               ----------------
              ARIZONA - 3.20%
  2,000,000   Glendale Water & Sewer RB, Sub Lien
                  5.000%, 07/01/16
                  Insured: FGIC ............................          2,127,520
                                                               ----------------
              COLORADO - 1.64%
  1,000,000   Colorado Department of
                  Transportation RB, Federal
                  Highway Grant Anticipation Notes,
                  Series A
                  5.500%, 06/15/12
                  Insured: MBIA ............................          1,089,680
                                                               ----------------
              DISTRICT OF COLUMBIA - 1.04%
    640,000   District of Columbia RB,
                  Smithsonian Institute, Series A
                  Pre-refunded 11/01/10
                  5.375%, 11/01/15 .........................            689,440
                                                               ----------------
              FLORIDA - 4.15%
  2,000,000   Dade County School District, GO
                  5.200%, 07/15/06
                  Insured: AMBAC ...........................          2,006,060

    750,000   Palm Beach County
                  Health Facilities Authority RB,
                  Abbey DelRay South Project
                  5.500%, 10/01/11 (a) .....................            750,757
                                                               ----------------
                                                                      2,756,817
                                                               ----------------

                                                                    MARKET
PAR VALUE                                                           VALUE
-----------                                                    ----------------

              GEORGIA - 3.91%
$ 1,500,000   Burke County Development Authority
                  PCR, Georgia Power Plant Vogtle,
                  1st Series
                  Mandatory Put 05/05/06 @ 100
                  2.830%, 09/01/30 (b) .....................   $      1,499,895
    500,000   Cartersville Development
                  Authority Water &
                  Wastewater Facilities RB,
                  Anheuser-Busch Cos., Series A, AMT
                  7.375%, 05/01/09 .........................            543,500
    300,000   Fulton County School District, GO
                  6.375%, 05/01/11 .........................            335,565
    200,000   State of Georgia, GO,
                  Series D
                  6.700%, 08/01/09 .........................            218,682
                                                               ----------------
                                                                      2,597,642
                                                               ----------------
              IDAHO - 1.84%
  1,000,000   Idaho Health Facilities Authority RB,
                  IHC Hospitals, ETM
                  6.650%, 02/15/21 (a) .....................          1,226,920
                                                               ----------------
              ILLINOIS - 6.45%
    250,000   Chicago Public Building Commission RB,
                  School Reform Board, Series B
                  5.250%, 12/01/18
                  Insured: FGIC ............................            272,370
    375,000   DuPage County, Jail Project, GO
                  5.600%, 01/01/21 .........................            416,182
  1,000,000   Illinois Development Finance
                  Authority RB,
                  Lincoln Way Community
                  5.700%, 01/01/18
                  Insured: FGIC ............................          1,125,310
    405,000   Illinois State Sales Tax RB,
                  First Series
                  5.250%, 06/15/19 .........................            440,701
  1,000,000   Lake County Township High School
                  District No. 113,
                  Highland Park, GO
                  8.800%, 12/01/09 .........................          1,165,380
    785,000   University of Illinois RB, Auxiliary
                  Facilities Systems, Series B
                  5.500%, 04/01/17
                  Insured: FGIC ............................            867,763
                                                               ----------------
                                                                      4,287,706
                                                               ----------------
              INDIANA - 2.83%
    700,000   Indianapolis Public
                  Improvement RB, Series B
                  6.000%, 01/10/20 .........................            798,259
  1,000,000   Purdue University Revenues RB,
                  Student Fee, Series U
                  5.250%, 07/01/19 .........................          1,083,140
                                                               ----------------
                                                                      1,881,399
                                                               ----------------
              IOWA - 2.71%
  1,700,000   Johnston Community School District, GO
                  5.000%, 06/01/14
                  Insured: FGIC ............................          1,805,451
                                                               ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 42

ABN AMRO Funds

MUNICIPAL BOND FUND                                               APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
PAR VALUE                                                           VALUE
-----------                                                    ----------------

              KANSAS - 7.92%
$ 2,500,000   Burlington Environmental
                  Improvement RB,
                  Kansas City Power &
                  Light Project, Series B,
                  Mandatory Put 10/01/07
                  4.750%, 09/01/15 (b) .....................   $      2,519,575
  1,020,000   Butler & Sedgwick Counties
                  Unified School District No. 385,
                  Andover, GO
                  6.000%, 09/01/14
                  Insured: FSA .............................          1,153,957
  1,480,000   Butler County Unified School
                  District No. 394, GO
                  5.250%, 09/01/16
                  Insured: FSA .............................          1,595,721
                                                               ----------------
                                                                      5,269,253
                                                               ----------------
              MASSACHUSETTS - 2.99%
  1,370,000   Massachusetts State
                  Consolidated Loan,
                  Series A, GO
                  Pre-refunded 02/01/10
                  6.000%, 02/01/13 .........................          1,486,080
    500,000   Massachusetts State HEFA RB,
                  Boston College, Series M
                  3.580%, 06/01/35 (b) .....................            500,000
                                                               ----------------
                                                                      1,986,080
                                                               ----------------
              MICHIGAN - 5.33%
  1,500,000   Birmingham City School
                  District, GO
                  5.000%, 11/01/14 .........................          1,596,015
  1,450,000   Grand Blanc Community Schools,
                  School Building & Site, GO
                  5.000%, 05/01/09
                  Insured: FSA .............................          1,502,968
    400,000   Michigan Municipal Bond
                  Authority RB, Drinking Water
                  Revolving Fund
                  5.500%, 10/01/16 .........................            444,544
                                                               ----------------
                                                                      3,543,527
                                                               ----------------
              MISSOURI - 2.40%
  1,525,000   Kirkwood School District Educational
                  Facilities Authority Leasehold RB,
                  Kirkwood School District R-7 PJ,
                  Series B
                  5.000%, 02/15/19
                  Insured: MBIA ............................          1,597,758
                                                               ----------------
              NEVADA - 6.16%
  1,000,000   Clark County PCR,
                  Southern California Edison
                  Series C, Remarketed, AMT
                  3.250%, 06/01/31 (b) .....................            968,370
  1,000,000   Las Vegas Valley Water District, GO
                  Series A
                  4.000%, 06/01/06
                  Insured: FGIC ............................          1,000,230
  1,010,000   Nevada State Highway Improvement RB,
                  Motor Vehicle Fuel Tax
                  5.000%, 12/01/11
                  Insured: MBIA ............................          1,069,338

                                                                     MARKET
PAR VALUE                                                            VALUE
-----------                                                    ----------------

              NEVADA (CONTINUED)
$ 1,000,000   Nevada System Higher Education
                  Universities RB, Series B
                  5.000%, 07/01/13
                  Insured: AMBAC ...........................   $      1,061,040
                                                               ----------------
                                                                      4,098,978
                                                               ----------------
              NEW HAMPSHIRE - 1.65%
  1,000,000   Manchester School Facilities RB,
                  Pre-refunded 06/01/13
                  5.500%, 06/01/23
                  Insured: MBIA ............................          1,095,510
                                                               ----------------
              NEW JERSEY - 1.62%
  1,000,000   New Jersey State, GO
                  Pre-refunded 05/01/10
                  5.750%, 05/01/20 .........................          1,075,470
                                                               ----------------
              NEW YORK - 2.35%
  1,450,000   New York State Thruway Authority RB,
                  Second General Highway &
                  Bridge Trust Fund, Series A
                  5.250%, 04/01/14
                  Insured: MBIA ............................          1,565,710
                                                               ----------------
              NORTH CAROLINA - 3.10%
  2,000,000   North Carolina State, Unlimited GO
                  Series A
                  Pre-refunded 03/01/07
                  5.200%, 03/01/14 .........................          2,064,600
                                                               ----------------
              OHIO - 3.86%
  1,000,000   Cincinnati Ohio School District, GO
                  5.000%, 06/01/14
                  Insured: FSA .............................          1,054,350
  1,500,000   Ohio State Water
                  Development Authority RB,
                  5.000%, 12/01/06 .........................          1,511,775
                                                               ----------------
                                                                      2,566,125
                                                               ----------------
              OKLAHOMA - 1.62%
  1,000,000   Oklahoma City, GO
                  5.500%, 07/01/11 .........................          1,078,940
                                                               ----------------
              SOUTH CAROLINA - 1.60%
  1,000,000   Beaufort County School District
                  Series A, GO
                  5.000%, 03/01/15
                  Insured: SCSDE ...........................          1,062,240
                                                               ----------------
              TENNESSEE - 1.60%
  1,000,000   State of Tennessee, Series A, GO
                  5.000%, 05/01/13 .........................          1,063,620
                                                               ----------------
              TEXAS - 20.05%
  1,090,000   Belton Independent School District, GO
                  5.000%, 02/15/13 (a)
                  Guaranteed: PSF ..........................          1,153,471
  1,695,000   Dallas Independent School District, GO
                  Pre-refunded 02/15/12 @ 100
                  5.500%, 02/15/16
                  Insured: PSF .............................          1,840,499
  1,000,000   Dallas Waterworks & Sewer
                  System RB, Refunding and
                  Improvement, Series A
                  5.000%, 10/01/12 .........................          1,061,830

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 43

ABN AMRO Funds

MUNICIPAL BOND FUND                                               APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET
PAR VALUE                                                           VALUE
-----------                                                    ----------------

              TEXAS (CONTINUED)
$   480,000   Frisco Independent School
                  District, GO
                  7.000%, 08/15/10
                  Guaranteed: PSF ..........................   $        539,549
    200,000   Humble Independent School District
                  Series II, GO
                  5.500%, 02/15/10
                  Insured: PSF .............................            212,372
  1,065,000   Killeen Independent School
                  District, GO
                  5.000%, 02/15/16
                  Guaranteed: PSF ..........................          1,122,979
  1,000,000   Leander Independent School District,
                  School Building, GO
                  5.000%, 08/15/12 (a)
                  Guaranteed: PSF ..........................          1,057,860
  1,000,000   Lower Colorado River Authority RB,
                  LCRA Transmission Services
                  5.000%, 05/15/15
                  Insured: FGIC ............................          1,045,630
    550,000   Plano Independent School District, GO
                  5.000%, 02/15/09
                  Guaranteed: PSF ..........................            568,716
  1,250,000   Port of Houston Authority, Harris
                  County Airport Improvement,
                  Series B, GO, AMT
                  5.250%, 10/01/11
                  Insured: FGIC ............................          1,322,812
  1,000,000   San Marcos Consolidated
                  Independent School District, GO
                  5.250%, 08/01/19
                  Guaranteed: PSF ..........................          1,065,290
    500,000   Texas Municipal Power Agency RB,
                  Series E
                  5.500%, 09/01/10
                  Insured: MBIA ............................            534,420
    715,000   Texas State Turnpike Authority
                  Central Texas Turnpike System RB,
                  BAN, Second Tier
                  5.000%, 06/01/08 .........................            733,690
  1,000,000   University of Texas RB,
                  Financing System, Series B
                  5.250%, 08/15/12 .........................          1,074,530
                                                               ----------------
                                                                     13,333,648
                                                               ----------------
              UTAH - 0.46%
    300,000   Intermountain Power Agency
                  Power Supply RB, Series E
                  6.250%, 07/01/07
                  Insured: FSA .............................            308,736
                                                               ----------------
              VIRGINIA - 3.14%
  1,000,000   Roanoke Public Improvement,
                  Series B, GO
                  5.000%, 02/01/19
                  Insured: State Aid Withholding ...........          1,054,370
  1,000,000   Virginia Commonwealth Transportation
                  Board RB, Federal Highway
                  Reimbursement
                  5.000%, 10/01/08 .........................          1,030,860
                                                               ----------------
                                                                      2,085,230
                                                               ----------------

                                                                    MARKET
PAR VALUE                                                           VALUE
-----------                                                    ----------------

              WASHINGTON - 1.42%
$   500,000   Port of Seattle Special
                  Facilities RB, Seattle-Tacoma
                  Fuel Facilities, AMT
                  5.000%, 06/01/11
                  Insured: MBIA ............................   $        522,520
    400,000   Thurston County, GO Tumwater
                  School District No. 033
                  5.000%, 12/01/13
                  Insured: FSA .............................            424,840
                                                               ----------------
                                                                        947,360
                                                               ----------------
              WISCONSIN - 2.18%
  1,345,000   State of Wisconsin, Series 3, GO
                  5.300%, 11/01/12
                  Insured: MBIA-IBC ........................          1,452,116
                                                               ----------------
              TOTAL MUNICIPAL SECURITIES
                  (Cost $65,430,225) .......................         65,684,126
                                                               ----------------
SHARES
-----------

INVESTMENT COMPANY - 0.24%

    164,204   Blackrock Provident Institutional
                  MuniCash Portfolio .......................            164,204
                                                               ----------------
              TOTAL INVESTMENT COMPANY
                  (Cost $164,204) ..........................            164,204
                                                               ----------------
TOTAL INVESTMENTS - 99.00%
   (Cost $65,594,429)* .....................................         65,848,330
                                                               ----------------
NET OTHER ASSETS AND LIABILITIES - 1.00% ...................            662,484
                                                               ----------------
NET ASSETS - 100.00% .......................................   $     66,510,814
                                                               ================

----------
  * At April 30, 2006, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation ........................   $      1,025,309
      Gross unrealized depreciation ........................           (771,408)
                                                               ----------------
      Net unrealized appreciation ..........................   $        253,901
                                                               ================

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(b) Variable rate bonds. The interest rates shown reflect the rates in effect at April 30, 2006.

AMBAC   American Municipal Board Assurance Corp.
  AMT   Alternative Minimum Tax
  BAN   Bond Anticipation Note
  ETM   Escrowed to Maturity
 FGIC   Financial Guaranty Insurance Co.
  FSA   Financial Security Assurance, Inc.
   GO   General Obligation
 HEFA   Health & Educational Facilities Authority
  IBC   Insured Bond Certificate
 MBIA   MBIA Insurance Corp.
  PCR   Pollution Control Revenue
  PSF   Permanent School Fund
   RB   Revenue Bond
SDSCE   South Carolina State Department of Education

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 44

ABN AMRO Funds

MUNICIPAL BOND FUND                                               APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

Investment Company ..........................................      2%
Municipal Securities (Moody's Ratings) ......................
   Aaa ......................................................     61%
   Aa .......................................................     28%
   A ........................................................      5%
   Baa ......................................................      1%
   NR .......................................................      3%
                                                               -----
                                                                 100%
                                                               =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 45

ABN AMRO Funds

INVESTOR MONEY MARKET FUND                                        APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REPURCHASE AGREEMENTS                                91%
CERTIFICATES OF DEPOSIT                               8%
CASH AND OTHER NET ASSETS                             1%

TOTAL                                               100%

% OF TOTAL NET ASSETS

                                                                     AMORTIZED
  PAR VALUE                                                            COST
------------                                                       ------------
CERTIFICATES OF DEPOSIT - 7.63%

$  1,000,000   Abbey National Treasury Services
                  4.670%, 07/19/06 ............................    $  1,000,011
   2,000,000   Citibank NA
                  4.645%, 07/10/06 ............................       2,000,057
   3,000,000   Credit Suisse First Boston (NY)
                  4.745%, 05/23/06 ............................       3,000,000
                                                                   ------------
               TOTAL CERTIFICATES OF DEPOSIT
                  (Cost $6,000,068) ...........................      6,000,068
                                                                   ------------
REPURCHASE AGREEMENTS - 91.54%

  28,000,000   Barclays Bank, 4.720%,
                  dated 04/28/06, matures
                  05/01/06, repurchase price
                  $28,011,013, (collateralized
                  by U.S. Government Agency
                  Instrument with interest
                  rates of 4.300% and
                  maturing 2008, total market
                  value $28,560,137) ..........................      28,000,000
  29,000,000   Deutsche Bank, 4.790%,
                  dated 04/28/06, matures
                  05/01/06, repurchase price
                  $29,011,576, (collateralized
                  by U.S. Government Agency
                  Instruments, with interest
                  rates of 5.000% to 5.500%
                  and maturities of 2021
                  to 2033, total market
                  value $29,580,000) ..........................      29,000,000
  15,000,000   Merrill Lynch, 4.780%,
                  dated 04/28/06, matures
                  05/01/06, repurchase price
                  $15,005,975 (collateralized
                  by cash, total market
                  value $15,005,000) ..........................      15,000,000
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS
                  (Cost $72,000,000) ..........................      72,000,000
                                                                   ------------

                                                                     AMORTIZED
SHARES                                                                 COST
------                                                             ------------
INVESTMENT COMPANY - 0.99%

     783,642   BlackRock Liquidity Funds
                  TempFund Portfolio ..........................    $    783,642
                                                                   ------------
               TOTAL INVESTMENT COMPANY
                  (Cost $783,642) .............................         783,642
                                                                   ------------
TOTAL INVESTMENTS - 100.16%
  (Cost $78,783,710)* .........................................      78,783,710
                                                                   ------------
NET OTHER ASSETS AND LIABILITIES - (0.16)% ....................        (128,594)
                                                                   ------------
NET ASSETS - 100.00% ..........................................    $ 78,655,116
                                                                   ============

----------
* At April 30, 2006, cost is identical for book and Federal income tax purposes.

NY  New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 46

                       This page intentionally left blank.

                                                                            | 47

ABN AMRO Funds

                                                                  APRIL 30, 2006

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

--------------------------------------------------------------------------------

                                                                             RIVER ROAD DYNAMIC                         MONTAG
                                                                                EQUITY INCOME        GROWTH           & CALDWELL
                                                                                    FUND              FUND           GROWTH FUND
                                                                             ------------------   ---------------   ---------------
ASSETS:
Investments:
      Investments at cost ................................................   $        5,994,979   $   908,868,559   $ 2,040,782,776
      Net unrealized appreciation ........................................              580,947       129,416,815       301,215,447
                                                                             ------------------   ---------------   ---------------
         Total investments at value ......................................            6,575,926     1,038,285,374     2,341,998,223
Cash .....................................................................                   --                --           500,000
Receivables:
      Dividends and interest .............................................               15,281           110,959         1,529,352
      Dividend reclaims ..................................................                   --                --                --
      Fund shares sold ...................................................                3,983           724,501         2,710,143
      Investments sold ...................................................                   --                --        67,362,334
      Due from Adviser, net (Note G) .....................................                1,219                --                --
Other assets .............................................................                4,914            36,420            72,151
                                                                             ------------------   ---------------   ---------------
         Total assets ....................................................            6,601,323     1,039,157,254     2,414,172,203
                                                                             ------------------   ---------------   ---------------
LIABILITIES:
Payables:
      Line of Credit .....................................................                   --                --                --
      Dividend distribution ..............................................                8,937                --                --
      Investments and foreign currency purchased .........................               16,153                --                --
      Fund shares redeemed ...............................................                  959         2,404,105        52,276,499
      Due to Adviser, net (Note G) .......................................                   --           606,800         1,325,574
      Administration (Note G) ............................................                2,005            46,163           104,223
      Distribution fees (Note G) .........................................                  268            23,489            37,588
      Audit and tax fees .................................................                5,440            20,003            14,343
      Trustees fees and related expenses (Note G) ........................                   67            23,863            15,860
      Interest expense (Note H) ..........................................                   --                --                --
Accrued expenses and other payables ......................................                3,563           114,557           295,957
                                                                             ------------------   ---------------   ---------------
         Total liabilities ...............................................               37,392         3,238,980        54,070,044
                                                                             ------------------   ---------------   ---------------
NET ASSETS ...............................................................   $        6,563,931   $ 1,035,918,274   $ 2,360,102,159
                                                                             ==================   ===============   ===============
NET ASSETS CONSIST OF:
   Paid in capital .......................................................   $        5,990,249   $   861,696,871   $ 2,098,090,745
   Accumulated undistributed (distribution in excess of) net investment
     income (loss) .......................................................                9,294           (99,205)         (649,939)
   Accumulated net realized gain (loss) on investments and foreign
     currency transactions ...............................................              (16,599)       44,903,793       (38,554,094)
   Net unrealized appreciation on investments and translation of assets
     and liabilities in foreign currency .................................              580,987       129,416,815       301,215,447
                                                                             ------------------   ---------------   ---------------
      TOTAL NET ASSETS ...................................................   $        6,563,931   $ 1,035,918,274   $ 2,360,102,159
                                                                             ==================   ===============   ===============
CLASS N:
   Net Assets ............................................................   $        6,563,931   $   563,314,482   $   899,885,908
   Shares of beneficial interest outstanding (unlimited authorization) ...              590,952        24,483,687        36,759,861
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..................................   $            11.11   $         23.01   $         24.48
                                                                             ==================   ===============   ===============
CLASS I:
   Net Assets ............................................................   $               --   $   470,757,957   $ 1,459,388,794
   Shares of beneficial interest outstanding (unlimited authorization) ...                   --        20,175,938        59,411,029
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..................................   $               --   $         23.33   $         24.56
                                                                             ==================   ===============   ===============
CLASS R:
   Net Assets ............................................................   $               --   $     1,845,835   $       827,457
   Shares of beneficial interest outstanding (unlimited authorization) ...                   --            80,791            33,938
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ..................................   $               --   $         22.85   $         24.38
                                                                             ==================   ===============   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 48

ABN AMRO Funds

                                                               TAMRO LARGE        VALUE       VEREDUS SELECT      MID CAP
                                                             CAP VALUE FUND        FUND         GROWTH FUND         FUND
                                                             --------------   -------------   --------------   --------------
ASSETS:
Investments:
      Investments at cost ................................   $   15,666,405   $ 264,870,712   $   29,186,548   $  592,038,719
      Net unrealized appreciation ........................        2,894,835      65,375,412        1,373,556       88,434,596
                                                             --------------   -------------   --------------   --------------
         Total investments at value ......................       18,561,240     330,246,124       30,560,104      680,473,315
Cash .....................................................        3,400,000              --               --               --
Receivables:
      Dividends and interest .............................           21,772         461,416           12,145          883,677
      Dividend reclaims ..................................               --              --               --            2,568
      Fund shares sold ...................................            2,446         294,537          163,888          717,015
      Investments sold ...................................        3,934,060              --        2,246,289        5,914,676
      Due from Adviser, net (Note G) .....................               --              --               --               --
Other assets .............................................              629          27,192            8,276           18,464
                                                             --------------   -------------   --------------   --------------
         Total assets ....................................       25,920,147     331,029,269       32,990,702      688,009,715
                                                             --------------   -------------   --------------   --------------
LIABILITIES:
Payables:
      Line of Credit .....................................        3,297,500              --               --               --
      Dividend distribution ..............................               --              --               --               --
      Investments and foreign currency purchased .........          240,615              --        2,951,732        4,028,210
      Fund shares redeemed ...............................        3,451,600          87,879          220,398        3,089,448
      Due to Adviser, net (Note G) .......................            8,616         155,105           14,500          416,384
      Administration (Note G) ............................            2,352          15,691            2,621           30,611
      Distribution fees (Note G) .........................              847           4,088            1,227           24,965
      Audit and tax fees .................................            2,949           1,630            8,082            8,598
      Trustees fees and related expenses (Note G) ........              276           1,371              308            8,282
      Interest expense (Note H) ..........................            1,340              --               --               --
Accrued expenses and other payables ......................            5,478          16,718            7,081          159,402
                                                             --------------   -------------   --------------   --------------
         Total liabilities ...............................        7,011,573         282,482        3,205,949        7,765,900
                                                             --------------   -------------   --------------   --------------
NET ASSETS ...............................................   $   18,908,574   $ 330,746,787   $   29,784,753   $  680,243,815
                                                             ==============   =============   ==============   ==============
NET ASSETS CONSIST OF:
   Paid in capital .......................................   $   15,095,157   $ 258,806,031   $   26,768,924   $  569,246,911
   Accumulated undistributed (distribution in excess of)
     net investment income (loss) ........................           (8,716)        395,960          (37,115)          39,204
   Accumulated net realized gain (loss) on investments
     and foreign currency transactions ...................          927,298       6,169,384        1,679,388       22,523,104
   Net unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currency ............................................        2,894,835      65,375,412        1,373,556       88,434,596
                                                             --------------   -------------   --------------   --------------
      TOTAL NET ASSETS ...................................   $   18,908,574   $ 330,746,787   $   29,784,753   $  680,243,815
                                                             ==============   =============   ==============   ==============
CLASS N:
   Net Assets ............................................   $   18,908,574   $ 100,083,937   $   29,784,753   $  602,033,014
   Shares of beneficial interest outstanding (unlimited
    authorization) .......................................        1,418,872       7,561,929        2,187,173       23,854,879
      NET ASSET VALUE Offering and redemption price per
        share (Net Assets/Shares Outstanding) ............   $        13.33   $       13.24   $        13.62   $        25.24
                                                             ==============   =============   ==============   ==============
CLASS I:
   Net Assets ............................................   $           --   $ 230,662,850   $           --   $   78,210,801
   Shares of beneficial interest outstanding (unlimited
     authorization) ......................................               --      17,418,116               --        3,083,072
      NET ASSET VALUE Offering and redemption price per
        share (Net Assets/Shares Outstanding) ............   $           --   $       13.24   $           --   $        25.37
                                                             ==============   =============   ==============   ==============
CLASS R:
   Net Assets ............................................   $           --   $          --   $           --   $           --
   Shares of beneficial interest outstanding (unlimited
     authorization) ......................................               --              --               --               --
      NET ASSET VALUE Offering and redemption price
        per share (Net Assets/Shares Outstanding) ........   $           --   $          --   $           --   $           --
                                                             ==============   =============   ==============   ==============

                                                                                    MID CAP        RIVER ROAD
                                                                                    GROWTH       SMALL CAP VALUE   TAMRO SMALL
                                                                                     FUND             FUND           CAP FUND
                                                                                 -------------   ---------------   -------------
ASSETS:
Investments:
      Investments at cost .................................................      $   1,100,185   $    13,946,790   $ 147,841,214
      Net unrealized appreciation .........................................             47,332         1,528,065      51,607,507
                                                                                 -------------   ---------------   -------------
         Total investments at value .......................................          1,147,517        15,474,855     199,448,721
Cash ......................................................................                 --                --              --
Receivables:
      Dividends and interest ..............................................                275             9,261          72,019
      Dividend reclaims ...................................................                 --                --              --
      Fund shares sold ....................................................                 --           314,753         984,937
      Investments sold ....................................................                 --           989,338       7,787,790
      Due from Adviser, net (Note G) ......................................              5,458                --              --
Other assets ..............................................................                 29             3,172          14,093
                                                                                 -------------   ---------------   -------------
         Total assets .....................................................          1,153,279        16,791,379     208,307,560
                                                                                 -------------   ---------------   -------------
LIABILITIES:
Payables:
      Line of Credit ......................................................                 --                --              --
      Dividend distribution ...............................................                 --                --              --
      Investments and foreign currency purchased ..........................                 --           236,243       6,567,007
      Fund shares redeemed ................................................              1,020         1,001,471         195,799
      Due to Adviser, net (Note G) ........................................                 --             7,713         131,725
      Administration (Note G) .............................................              1,418             2,356           9,688
      Distribution fees (Note G) ..........................................                 47               669           6,746
      Audit and tax fees ..................................................              6,366             5,301           2,857
      Trustees fees and related expenses (Note G) .........................                 11               163           2,283
      Interest expense (Note H) ...........................................                 --                --              --
Accrued expenses and other payables .......................................              7,801             6,098          10,216
                                                                                 -------------   ---------------   -------------
         Total liabilities ................................................             16,663         1,260,014       6,926,321
                                                                                 -------------   ---------------   -------------
NET ASSETS ................................................................      $   1,136,616   $    15,531,365   $ 201,381,239
                                                                                 =============   ===============   =============
NET ASSETS CONSIST OF:
   Paid in capital ........................................................      $   1,088,955   $    13,089,224   $ 143,297,659
   Accumulated undistributed (distribution in excess of) net investment
     income (loss) ........................................................             (2,808)           35,316        (300,778)
   Accumulated net realized gain (loss) on investments and foreign
     currency transactions ................................................              3,137           878,760       6,776,851
   Net unrealized appreciation on investments and translation of assets and
     liabilities in foreign currency ......................................             47,332         1,528,065      51,607,507
                                                                                 -------------   ---------------   -------------
      TOTAL NET ASSETS ....................................................      $   1,136,616   $    15,531,365   $ 201,381,239
                                                                                 =============   ===============   =============
CLASS N:
   Net Assets .............................................................      $   1,136,616   $    15,531,365   $ 164,956,864
   Shares of beneficial interest outstanding (unlimited authorization) ....            108,711         1,242,452       8,449,746
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ...................................      $       10.46   $         12.50   $       19.52
                                                                                 =============   ===============   =============
CLASS I:
   Net Assets .............................................................      $          --   $            --   $  36,424,375
   Shares of beneficial interest outstanding (unlimited authorization) ....                 --                --       1,858,702
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ...................................      $          --   $            --   $       19.60
                                                                                 =============   ===============   =============
CLASS R:
   Net Assets .............................................................      $          --   $            --   $          --
   Shares of beneficial interest outstanding (unlimited authorization) ....                 --                --              --
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) ...................................      $          --   $            --   $          --
                                                                                 =============   ===============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 49

ABN AMRO Funds
                                                                  APRIL 30, 2006

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                                 VEREDUS
                                                                               AGGRESSIVE       REAL ESTATE         VEREDUS
                                                                               GROWTH FUND          FUND          SCITECH FUND
                                                                             --------------   ----------------   --------------
ASSETS:
Investments:
      Investments at cost ...............................................    $  618,235,156   $     81,290,964   $    4,153,722
      Repurchase agreements .............................................                --                 --               --
      Net unrealized appreciation (depreciation) ........................       143,771,938         22,435,906          494,010
                                                                             --------------   ----------------   --------------
         Total investments at value .....................................       762,007,094        103,726,870        4,647,732
Cash ....................................................................                --             90,886               --
Receivables:
      Dividends and interest ............................................           103,081             78,071              310
      Fund shares sold ..................................................         1,109,554            236,264           16,013
      Investments and foreign currency sold .............................        22,200,540                 --          264,262
      Due from Adviser, net (Note G) .................................                   --                 --            1,851
Other assets ............................................................            20,532             23,595            5,960
                                                                             --------------   ----------------   --------------
         Total assets ...................................................       785,440,801        104,155,686        4,936,128
                                                                             --------------   ----------------   --------------

LIABILITIES:
Payables:
      Dividend distribution .............................................                --                 --               --
      Investments and foreign currency purchased ........................        23,558,533             90,121          232,540
      Fund shares redeemed ..............................................         2,195,088             62,133           13,126
      Due to Adviser, net (Note G) ......................................           628,048             79,359               --
      Administration (Note G) ...........................................            34,087              5,712            1,582
      Distribution fees (Note G) ........................................            23,548              2,511              191
      Audit and tax fees ................................................             9,004              5,487            5,003
      Trustees fees and related expenses (Note G) .......................             9,411              1,240               60
Accrued expenses and other payables .....................................           126,162              9,354            4,923
                                                                             --------------   ----------------   --------------
         Total liabilities ..............................................        26,583,881            255,917          257,425
                                                                             --------------   ----------------   --------------
NET ASSETS ..............................................................    $  758,856,920   $    103,899,769   $    4,678,703
                                                                             ==============   ================   ==============

NET ASSETS CONSIST OF:
   Paid in capital ......................................................    $  601,600,659   $     69,194,801   $    5,385,362
   Accumulated undistributed (distribution in excess of) net
     investment income (loss) ...........................................        (3,816,122)           865,449          (25,957)
   Accumulated net realized gain (loss) on investments and
     foreign currency transactions ......................................        17,300,445         11,405,184       (1,174,712)
   Net unrealized appreciation (depreciation) on investments
     and translation of assets and liabilities in foreign currency ......       143,771,938         22,434,335          494,010
                                                                             --------------   ----------------   --------------
      TOTAL NET ASSETS ..................................................    $  758,856,920   $    103,899,769   $    4,678,703
                                                                             ==============   ================   ==============

CLASS N:
   Net Assets ...........................................................    $  569,397,028   $     61,313,793   $    4,678,703
   Shares of beneficial interest outstanding (unlimited authorization) ..        26,551,303          3,673,132          555,122
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) .................................    $        21.45   $          16.69   $         8.43
                                                                             ==============   ================   ==============

CLASS I:
   Net Assets ...........................................................    $  189,459,892   $     42,585,976   $           --
   Shares of beneficial interest outstanding (unlimited authorization) ..         8,721,318          2,551,609               --
      NET ASSET VALUE Offering and redemption price per share
        (Net Assets/Shares Outstanding) .................................    $        21.72   $          16.69   $           --
                                                                             ==============   ================   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 50

ABN AMRO Funds

                                                                                  MONTAG                       INVESTMENT
                                                                BALANCED        & CALDWELL        BOND         GRADE BOND
                                                                  FUND        BALANCED FUND       FUND            FUND
                                                              -------------   -------------   -------------   -------------
ASSETS:
Investments:
      Investments at cost .................................   $  70,231,549   $  48,165,708   $ 166,707,913   $  30,490,595
      Repurchase agreements ...............................              --              --              --              --
      Net unrealized appreciation (depreciation) ..........       7,791,267       3,846,161      (3,743,281)       (993,116)
                                                              -------------   -------------   -------------   -------------
         Total investments at value .......................      78,022,816      52,011,869     162,964,632      29,497,479
Cash ......................................................              --              --              --              --
Receivables:
      Dividends and interest ..............................         286,090         243,339       1,793,245         275,895
      Fund shares sold ....................................           1,762          12,183          24,867           6,646
      Investments and foreign currency sold ...............              --         611,934              --       1,465,218
      Due from Adviser, net (Note G) ......................              --              --              --              --
Other assets ..............................................          13,574           7,427           5,455           8,374
                                                              -------------   -------------   -------------   -------------
         Total assets .....................................      78,324,242      52,886,752     164,788,199      31,253,612
                                                              -------------   -------------   -------------   -------------

LIABILITIES:
Payables:
      Dividend distribution ...............................              --              --         141,229          56,238
      Investments and foreign currency purchased ..........              --              --              --              --
      Fund shares redeemed ................................       1,415,401          66,113       4,460,462          51,427
      Due to Adviser, net (Note G) ........................          46,842          32,908          39,455           6,171
      Administration (Note G) .............................           6,745           4,158          10,213           4,527
      Distribution fees (Note G) ..........................           3,228           1,624           4,633             140
      Audit and tax fees ..................................           2,849           5,303          10,033           2,170
      Trustees fees and related expenses (Note G) .........           1,308             775           2,300             417
Accrued expenses and other payables .......................          12,266           4,170          25,121           6,204
                                                              -------------   -------------   -------------   -------------
         Total liabilities ................................       1,488,639         115,051       4,693,446         127,294
                                                              -------------   -------------   -------------   -------------
NET ASSETS ................................................   $  76,835,603   $  52,771,701   $ 160,094,753   $  31,126,318
                                                              =============   =============   =============   =============

NET ASSETS CONSIST OF:
   Paid in capital ........................................   $  53,150,736   $  60,464,398   $ 170,020,992   $  33,047,347
   Accumulated undistributed (distribution in excess of)
      net investment income (loss) ........................        (209,979)       (646,589)     (1,353,401)       (264,838)
   Accumulated net realized gain (loss) on investments and
     foreign currency transactions ........................      16,103,579     (10,892,269)     (4,829,557)       (663,075)
   Net unrealized appreciation (depreciation) on
     investments and translation of assets and
     liabilities in foreign currency ......................       7,791,267       3,846,161      (3,743,281)       (993,116)
                                                              -------------   -------------   -------------   -------------
         TOTAL NET ASSETS .................................   $  76,835,603   $  52,771,701   $ 160,094,753   $  31,126,318
                                                              =============   =============   =============   =============

CLASS N:
   Net Assets .............................................   $  76,835,603   $  39,475,999   $ 108,504,435   $   3,420,908
   Shares of beneficial interest outstanding (unlimited
     authorization) .......................................       7,217,954       2,351,371      11,437,132         379,896
         NET ASSET VALUE Offering and redemption price per
         share (Net Assets/Shares Outstanding) ............   $       10.65   $       16.79   $        9.49   $        9.00
                                                              =============   =============   =============   =============

CLASS I:
   Net Assets .............................................   $          --   $  13,295,702   $  51,590,318   $  27,705,410
   Shares of beneficial interest outstanding (unlimited
     authorization) .......................................              --         792,614       5,437,702       3,076,837
         NET ASSET VALUE Offering and redemption price per
         share (Net Assets/Shares Outstanding) ............   $          --   $       16.77   $        9.49   $        9.00
                                                              =============   =============   =============   =============

                                                                                                INVESTOR
                                                                HIGH YIELD      MUNICIPAL     MONEY MARKET
                                                                BOND FUND       BOND FUND         FUND
                                                              -------------   -------------   -------------
ASSETS:
Investments:
      Investments at cost .................................   $  20,876,603   $  65,594,429   $   6,783,710
      Repurchase agreements ...............................              --              --      72,000,000
      Net unrealized appreciation (depreciation) ..........          20,430         253,901              --
                                                              -------------   -------------   -------------
         Total investments at value .......................      20,897,033      65,848,330      78,783,710
Cash ......................................................              --              --              --
Receivables:
      Dividends and interest ..............................         415,452         927,405          99,121
      Fund shares sold ....................................              --          69,916         130,491
      Investments and foreign currency sold ...............          76,363              --              --
      Due from Adviser, net (Note G) ......................           1,218              --              --
Other assets ..............................................           9,237           5,782          14,705
                                                              -------------   -------------   -------------
         Total assets .....................................      21,399,303      66,851,433      79,028,027
                                                              -------------   -------------   -------------

LIABILITIES:
Payables:
      Dividend distribution ...............................         121,571          66,895         147,152
      Investments and foreign currency purchased ..........         171,329              --              --
      Fund shares redeemed ................................             365         233,617         178,415
      Due to Adviser, net (Note G) ........................              --          13,556          30,387
      Administration (Note G) .............................           4,792           5,255           5,359
      Distribution fees (Note G) ..........................             210              --              --
      Audit and tax fees ..................................           1,882           5,366           2,628
      Trustees fees and related expenses (Note G) .........             352             843           1,619
Accrued expenses and other payables .......................           3,824          15,087           7,351
                                                              -------------   -------------   -------------
         Total liabilities ................................         304,325         340,619         372,911
                                                              -------------   -------------   -------------
NET ASSETS ................................................   $  21,094,978   $  66,510,814   $  78,655,116
                                                              =============   =============   =============

NET ASSETS CONSIST OF:
   Paid in capital ........................................   $  21,264,749   $  66,323,994   $  78,655,056
   Accumulated undistributed (distribution in excess of)
     net investment income (loss) .........................        (188,653)             --              60
   Accumulated net realized gain (loss) on investments and
     foreign currency transactions ........................          (1,548)        (67,081)             --
   Net unrealized appreciation (depreciation) on
     investments and translation of assets and
     liabilities in foreign currency ......................          20,430         253,901              --
                                                              -------------   -------------   -------------
         TOTAL NET ASSETS .................................   $  21,094,978   $  66,510,814   $  78,655,116
                                                              =============   =============   =============

CLASS N:
   Net Assets .............................................   $   5,092,123   $  66,510,814   $  78,655,116
   Shares of beneficial interest outstanding (unlimited
     authorization) .......................................         512,858       6,554,058      78,655,210
         NET ASSET VALUE Offering and redemption price per
         share (Net Assets/Shares Outstanding) ............   $        9.93   $       10.15   $        1.00
                                                              =============   =============   =============

CLASS I:
   Net Assets .............................................   $  16,002,855   $          --   $          --
   Shares of beneficial interest outstanding (unlimited
     authorization) .......................................       1,611,972              --              --
         NET ASSET VALUE Offering and redemption price per
         share (Net Assets/Shares Outstanding) ............   $        9.93   $          --   $          --
                                                              =============   =============   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 51

ABN AMRO Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                                             RIVER ROAD DYNAMIC                      MONTAG
                                                                               EQUITY INCOME         GROWTH        & CALDWELL
                                                                                    FUND              FUND         GROWTH FUND
                                                                             ------------------   -------------   -------------
INVESTMENT INCOME:
   Dividends .............................................................   $          167,252   $   6,033,330   $  17,462,992
   Less: foreign taxes withheld ..........................................               (2,323)             --              --
   Interest ..............................................................                  320              --              --
                                                                             ------------------   -------------   -------------
      Total investment income ............................................              165,249       6,033,330      17,462,992
                                                                             ------------------   -------------   -------------

EXPENSES:
   Investment advisory fees (Note G) .....................................               20,468       4,149,972       8,412,501
   Distribution expenses(a) (Note G) .....................................                7,313         907,884       1,186,427
   Transfer agent fees (Note G) ..........................................                8,545         228,712         427,919
   Administration (Note G) ...............................................                9,855         304,108         643,418
   Registration expenses .................................................               10,400          44,500          53,250
   Custodian fees ........................................................                1,084          35,911          48,823
   Audit and tax fees ....................................................                7,282          21,225          13,697
   Legal fees ............................................................                  135          38,161          49,482
   Trustees fees and related expenses (Note G) ...........................                  133          35,496          39,056
   Interest expense (Note H) .............................................                   --           2,089              --
   Other expenses ........................................................                  970          61,368         195,312
                                                                             ------------------   -------------   -------------
      Total expenses before waivers ......................................               66,185       5,829,426      11,069,885
                                                                             ------------------   -------------   -------------
      Less: Investment advisory fees waived (Note G) .....................              (20,468)             --              --
      Less: Expenses reimbursed (Note G) .................................               (7,706)             --              --
                                                                             ------------------   -------------   -------------
      Net expenses .......................................................               38,011       5,829,426      11,069,885
                                                                             ------------------   -------------   -------------

NET INVESTMENT INCOME (LOSS) .............................................              127,238         203,904       6,393,107
                                                                             ------------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ......................................               46,786      90,508,218     134,461,161
   Net realized gain on foreign currency transactions ....................                  285              --              --
   Short-term capital gain distributions received ........................                  478              --              --
   Long-term capital gain distributions received .........................                2,308              --              --
   Net change in unrealized appreciation (depreciation) on investments ...              614,836     (11,840,923)     (3,782,057)
   Net change in unrealized appreciation (depreciation) on translation
     of assets and liabilities denominated in foreign currency ...........                 (434)             --              --
                                                                             ------------------   -------------   -------------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .......................              664,259      78,667,295     130,679,104
                                                                             ------------------   -------------   -------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS ............................   $          791,497   $  78,871,199   $ 137,072,211
                                                                             ==================   =============   =============

----------
(a) Distribution expense is incurred at the Class N level for all funds except Growth Fund and Montag & Caldwell Growth Fund. The distribution expense for Class N and R of the Growth Fund is $903,780 and $4,104, respectively. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $1,184,454 and $1,973, respectively.

(b) ABN AMRO Mid Cap Growth Fund commenced investment operations on December 29, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 52

ABN AMRO Funds

                                                                        TAMRO LARGE       VALUE       VEREDUS SELECT      MID CAP
                                                                      CAP VALUE FUND       FUND        GROWTH FUND         FUND
                                                                      --------------   ------------   --------------   ------------
INVESTMENT INCOME:
   Dividends .......................................................         193,805   $  3,788,907   $      103,873   $  3,835,758
   Less: foreign taxes withheld ....................................  $         (942)       (30,446)          (1,829)       (22,667)
   Interest ........................................................              --             --              233             --
                                                                      --------------   ------------   --------------   ------------
      Total investment income ......................................         192,863      3,758,461          102,277      3,813,091
                                                                      --------------   ------------   --------------   ------------

EXPENSES:
   Investment advisory fees (Note G) ...............................          88,149      1,225,806           85,780      2,463,401
   Distribution expenses(a) (Note G) ...............................          27,546        120,825           26,806        739,082
   Transfer agent fees (Note G) ....................................          16,201         22,751           20,255        258,181
   Administration (Note G) .........................................          13,076         85,550           12,778        172,856
   Registration expenses ...........................................           7,750          9,610            8,000         26,000
   Custodian fees ..................................................           1,450         10,350            1,974         13,648
   Audit and tax fees ..............................................           5,795          4,174           10,943         10,772
   Legal fees ......................................................             515          7,601              479         15,531
   Trustees fees and related expenses (Note G) .....................             485          4,356              544         14,862
   Interest expense (Note H) .......................................           1,340             --               --          1,557
   Other expenses ..................................................           6,338         29,157            3,168         57,997
                                                                      --------------   ------------   --------------   ------------
      Total expenses before waivers ................................         168,645      1,520,180          170,727      3,773,887
                                                                      --------------   ------------   --------------   ------------
      Less: Investment advisory fees waived (Note G) ...............         (35,082)      (342,097)         (31,335)            --
      Less: Expenses reimbursed (Note G) ...........................              --             --               --             --
                                                                      --------------   ------------   --------------   ------------
      Net expenses .................................................         133,563      1,178,083          139,392      3,773,887
                                                                      --------------   ------------   --------------   ------------

NET INVESTMENT INCOME (LOSS) .......................................          59,300      2,580,378          (37,115)        39,204
                                                                      --------------   ------------   --------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ................................       1,346,967      7,014,863        1,686,498     23,226,701
   Net realized gain on foreign currency transactions ..............              --             --               --             --
   Short-term capital gain distributions received ..................              --             --               --             --
   Long-term capital gain distributions received ...................              --             --               --             --
   Net change in unrealized appreciation (depreciation) on
     investments ...................................................         292,113     23,842,634        1,055,745     55,592,580
   Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities denominated in foreign
     currency ......................................................              --             --               --             --
                                                                      --------------   ------------   --------------   ------------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................       1,639,080     30,857,497        2,742,243     78,819,281
                                                                      --------------   ------------   --------------   ------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS ......................  $    1,698,380   $ 33,437,875   $    2,705,128   $ 78,858,485
                                                                      ==============   ============   ==============   ============

                                                                        MID CAP       RIVER ROAD
                                                                        GROWTH     SMALL CAP VALUE    TAMRO SMALL
                                                                        FUND(b)          FUND           CAP FUND
                                                                       ---------   ----------------   ------------
INVESTMENT INCOME:
   Dividends .......................................................   $   1,895   $        123,028   $    685,596
   Less: foreign taxes withheld ....................................         (21)              (432)            --
   Interest ........................................................         492              3,460             --
                                                                       ---------   ----------------   ------------
      Total investment income ......................................       2,366            126,056        685,596
                                                                       ---------   ----------------   ------------

EXPENSES:
   Investment advisory fees (Note G) ...............................       2,957             54,444        762,927
   Distribution expenses(a) (Note G) ...............................         924             15,126        174,897
   Transfer agent fees (Note G) ....................................       5,807             10,015         99,687
   Administration (Note G) .........................................       5,143             11,172         50,149
   Registration expenses ...........................................       7,120             10,400         22,525
   Custodian fees ..................................................         898              7,808          2,980
   Audit and tax fees ..............................................       6,366              7,142          5,542
   Legal fees ......................................................         628                266          3,431
   Trustees fees and related expenses (Note G) .....................          21                305          3,787
   Interest expense (Note H) .......................................          --                 --             --
   Other expenses ..................................................       2,045                525          6,508
                                                                       ---------   ----------------   ------------
      Total expenses before waivers ................................      31,909            117,203      1,132,433
                                                                       ---------   ----------------   ------------
      Less: Investment advisory fees waived (Note G) ...............      (2,957)           (26,463)       (77,039)
      Less: Expenses reimbursed (Note G) ...........................     (23,778)                --             --
                                                                       ---------   ----------------   ------------
      Net expenses .................................................       5,174             90,740      1,055,394
                                                                       ---------   ----------------   ------------

NET INVESTMENT INCOME (LOSS) .......................................      (2,808)            35,316       (369,798)
                                                                       ---------   ----------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ................................       3,137            934,107      7,893,229
   Net realized gain on foreign currency transactions ..............
   Short-term capital gain distributions received ..................          --                114             --
   Long-term capital gain distributions received ...................          --                 --             --
   Net change in unrealized appreciation (depreciation) on                    --                 --             --
     investments ...................................................      47,332          1,431,736     30,237,902
   Net change in unrealized appreciation (depreciation) on
     translation of assets and liabilities denominated in foreign
     currency ......................................................          --                 --             --
                                                                       ---------   ----------------   ------------

   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................      50,469          2,365,957     38,131,131
                                                                       ---------   ----------------   ------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $  47,661   $      2,401,273   $ 37,761,333
                                                                       =========   ================   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 53

ABN AMRO Funds

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

STATEMENT OF OPERATIONS - CONTINUED

--------------------------------------------------------------------------------

                                                                                          VEREDUS
                                                                                        AGGRESSIVE      REAL ESTATE       VEREDUS
                                                                                        GROWTH FUND         FUND       SCITECH FUND
                                                                                      --------------   -------------   ------------
INVESTMENT INCOME:
   Dividends ......................................................................   $    1,101,447   $   1,945,001    $    11,598
   Less: foreign taxes withheld ...................................................               --         (24,918)          (444)
   Interest .......................................................................               --              --            560
                                                                                      --------------   -------------   ------------
      Total investment income .....................................................        1,101,447       1,920,083         11,714
                                                                                      --------------   -------------   ------------
EXPENSES:
   Investment advisory fees (Note G) ..............................................        3,659,868         479,076         23,545
   Distribution expenses (Note G) .................................................          698,143          72,108          5,886
   Transfer agent fees (Note G) ...................................................          207,364          24,889         11,662
   Administration (Note G) ........................................................          191,416          31,203          8,611
   Registration expenses ..........................................................           19,750          11,888          7,750
   Custodian fees .................................................................           19,645           5,115          3,686
   Audit and tax fees .............................................................           11,013           8,258          7,868
   Legal fees .....................................................................           17,101           2,215            110
   Trustees fees and related expenses (Note G) ....................................           16,493           2,153            105
   Interest expense (Note H) ......................................................               --              --             --
   Other expenses .................................................................           76,776          21,435          2,709
                                                                                      --------------   -------------   ------------
      Total expenses before waivers ...............................................        4,917,569         658,340         71,932
                                                                                      --------------   -------------   ------------
      Less: Investment advisory fees waived (Note G) ..............................               --         (50,271)       (23,545)
      Less: Expenses reimbursed (Note G) ..........................................               --              --        (10,716)
                                                                                      --------------   -------------   ------------
      Net expenses ................................................................        4,917,569         608,069         37,671
                                                                                      --------------   -------------   ------------

NET INVESTMENT INCOME (LOSS) ......................................................       (3,816,122)      1,312,014        (25,957)
                                                                                      --------------   -------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ........................................       94,602,734      11,002,015        811,306
   Net realized loss on foreign currency transactions .............................               --          (5,900)            --
   Net change in unrealized appreciation (depreciation) on investments ............       23,114,387       1,562,592          7,895
   Net change in unrealized depreciation on translation of assets and liabilities
      denominated in foreign currency .............................................               --          (1,443)            --
                                                                                      --------------   -------------   ------------

   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................      117,717,121      12,557,264        819,201
                                                                                      --------------   -------------   ------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................   $  113,900,999   $  13,869,278   $    793,244
                                                                                      ==============   =============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 54

ABN AMRO Funds

                                                                                                          MONTAG
                                                                                         BALANCED       & CALDWELL         BOND
                                                                                           FUND        BALANCED FUND       FUND
                                                                                      --------------   -------------   ------------
INVESTMENT INCOME:
   Dividends ......................................................................   $      451,972   $     275,370   $     90,139
   Less: foreign taxes withheld ...................................................               --              --             --
   Interest .......................................................................          962,949         422,924      4,716,331
                                                                                      --------------   -------------   ------------
      Total investment income .....................................................        1,414,921         698,294      4,806,470
                                                                                      --------------   -------------   ------------
EXPENSES:
   Investment advisory fees (Note G) ..............................................          400,423         218,773        498,285
   Distribution expenses (Note G) .................................................          143,352          55,106        153,947
   Transfer agent fees (Note G) ...................................................           17,242          26,094         50,401
   Administration (Note G) ........................................................           42,105          24,017         58,103
   Registration expenses ..........................................................            6,386          13,750         18,250
   Custodian fees .................................................................            8,230           3,258          7,512
   Audit and tax fees .............................................................            5,476           8,039          8,587
   Legal fees .....................................................................            2,936           1,367          4,288
   Trustees fees and related expenses (Note G) ....................................            2,151           1,177          3,710
   Interest expense (Note H) ......................................................            1,465              --          1,039
   Other expenses .................................................................            9,584          11,275         13,879
                                                                                      --------------   -------------   ------------
      Total expenses before waivers ...............................................          639,350         362,856        818,001
                                                                                      --------------   -------------   ------------
      Less: Investment advisory fees waived (Note G) ..............................               --              --       (219,608)
      Less: Expenses reimbursed (Note G) ..........................................               --              --             --
                                                                                      --------------   -------------   ------------
      Net expenses ................................................................          639,350         362,856        598,393
                                                                                      --------------   -------------   ------------

NET  INVESTMENT INCOME (LOSS) .....................................................          775,571         335,438      4,208,077
                                                                                      --------------   -------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ........................................       18,910,555       2,535,234     (2,649,671)
   Net realized loss on foreign currency transactions .............................               --              --             --
   Net change in unrealized appreciation (depreciation) on investments ............      (13,094,251)       (787,292)      (533,876)
   Net change in unrealized depreciation on translation of assets and liabilities
      denominated in foreign currency .............................................               --              --             --
                                                                                      --------------   -------------   ------------

   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................        5,816,304       1,747,942     (3,183,547)
                                                                                      --------------   -------------   ------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS .....................................   $    6,591,875   $   2,083,380   $  1,024,530
                                                                                      ==============   =============   ============

                                                                               INVESTMENT                                INVESTOR
                                                                               GRADE BOND   HIGH YIELD    MUNICIPAL    MONEY MARKET
                                                                                  FUND       BOND FUND    BOND FUND        FUND
                                                                               ----------   ----------   -----------   ------------
INVESTMENT INCOME:
   Dividends ...............................................................   $   14,996   $   24,825   $    33,448   $      7,418
   Less: foreign taxes withheld ............................................           --           --            --             --
   Interest ................................................................      768,123      786,080     1,348,934      2,350,987
                                                                               ----------   ----------   -----------   ------------
      Total investment income ..............................................      783,119      810,905     1,382,382      2,358,405
                                                                               ----------   ----------   -----------   ------------
EXPENSES:
   Investment advisory fees (Note G) .......................................       85,529       47,348       208,633        213,472
   Distribution expenses (Note G) ..........................................        4,349       11,467        62,659             --
   Transfer agent fees (Note G) ............................................       21,336       20,744        29,909         24,446
   Administration (Note G) .................................................       21,209       20,048        27,667         33,720
   Registration expenses ...................................................       13,250       13,500         8,750          9,250
   Custodian fees ..........................................................        2,373        1,846         1,893          6,839
   Audit and tax fees ......................................................        4,994        4,728         8,156          5,281
   Legal fees ..............................................................          802          490         1,620          2,553
   Trustees fees and related expenses (Note G) .............................          735          549         1,508          2,325
   Interest expense (Note H) ...............................................          330           --            --             --
   Other expenses ..........................................................        4,681        3,969         8,991         18,075
                                                                               ----------   ----------   -----------   ------------
      Total expenses before waivers ........................................      159,588      124,689       359,786        315,961
                                                                               ----------   ----------   -----------   ------------
      Less: Investment advisory fees waived (Note G) .......................      (45,433)     (47,348)     (185,926)            --
      Less: Expenses reimbursed (Note G) ...................................           --       (8,005)           --             --
                                                                               ----------   ----------   -----------   ------------
      Net expenses .........................................................      114,155       69,336       173,860        315,961
                                                                               ----------   ----------   -----------   ------------

NET  INVESTMENT INCOME (LOSS) ..............................................      668,964      741,569     1,208,522      2,042,444
                                                                               ----------   ----------   -----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments .................................     (238,606)      35,101       (66,379)            --
   Net realized loss on foreign currency transactions ......................           --           --            --             --
   Net change in unrealized appreciation (depreciation) on investments .....     (185,045)     (41,747)     (523,510)            --
   Net change in unrealized depreciation on translation of assets and
      liabilities denominated in foreign currency ..........................           --           --            --             --
                                                                               ----------   ----------   -----------   ------------

   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................     (423,651)      (6,646)     (589,889)            --
                                                                               ----------   ----------   -----------   ------------

   NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................   $  245,313   $  734,923   $   618,633   $  2,042,444
                                                                               ==========   ==========   ===========   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 55

ABN AMRO Funds

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   RIVER ROAD
                                                            DYANAMIC EQUITY INCOME FUND                   GROWTH FUND
                                                         ---------------------------------    -----------------------------------
                                                         SIX MONTHS ENDED     PERIOD ENDED    SIX MONTHS ENDED       YEAR ENDED
                                                          APRIL 30, 2006       OCTOBER 31,     APRIL 30, 2006       OCTOBER 31,
                                                            (UNAUDITED)          2005(a)         (UNAUDITED)            2005
                                                         ----------------    -------------    ----------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ....................   $      5,325,624    $          --    $  1,338,862,792    $ 1,321,365,915
                                                         ----------------    -------------    ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................            127,238           68,595             203,904          4,140,160
   Net realized gain (loss) on investments sold and
      foreign currency transactions ..................             47,071          (69,330)         90,508,218         80,212,499(c)
   Short-term capital gain distributions received ....                478               --                  --                 --
   Long-term capital gain distributions received .....              2,308               --                  --                 --
   Net change in unrealized appreciation
      (depreciation) on investments and translation of
      assets and liabilities denominated in
      foreign currency ...............................            614,402          (33,415)        (11,840,923)       (22,661,147)
                                                         ----------------    -------------    ----------------    ---------------
   Net increase (decrease) in net assets from
      operations .....................................            791,497          (34,150)         78,871,199         61,691,512
                                                         ----------------    -------------    ----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ........................................           (120,413)         (63,252)                 --         (2,308,505)
      Class I ........................................                 --               --            (723,613)        (1,409,891)
      Class C ........................................                 --               --                  --               (183)
      Class R ........................................                 --               --                  --             (1,077)
   Net realized gain on investments:
      Class N ........................................                 --               --         (39,262,754)                --
      Class I ........................................                 --               --         (20,962,724)                --
      Class R ........................................                 --               --             (55,562)                --
                                                         ----------------    -------------    ----------------    ---------------
         Total distributions .........................           (120,413)         (63,252)        (61,004,653)        (3,719,656)
                                                         ----------------    -------------    ----------------    ---------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ........................................          1,096,828        5,421,878          50,217,409        248,092,784
      Class I ........................................                 --               --          44,894,733        206,611,083
      Class C ........................................                 --               --                  --             50,291
      Class R ........................................                 --               --             983,668            808,031
   Proceeds from reinvestment of distributions:
      Class N ........................................             15,988            2,211          35,934,679          2,045,913
      Class I ........................................                 --               --          20,806,230            629,526
      Class C ........................................                 --               --                  --                 70
      Class R ........................................                 --               --              35,886              1,077
   Cost of shares redeemed:
      Class N ........................................           (545,593)          (1,063)       (421,191,062)      (362,811,752)
      Class I ........................................                 --               --         (52,172,918)       (98,222,006)
      Class C ........................................                 --               --                  --            (59,536)
      Class R ........................................                 --               --            (319,689)          (287,584)
   Exchange(b):
      Class N ........................................                 --               --                  --            382,116
      Class C ........................................                 --               --                  --           (382,116)
   Redemption in kind (Note E):
      Class I ........................................                 --               --                  --        (37,332,876)
                                                         ----------------    -------------    ----------------    ---------------
         Net increase (decrease) from capital
           share transactions ........................            567,223        5,423,026        (320,811,064)       (40,474,979)
                                                         ----------------    -------------    ----------------    ---------------
         Total increase (decrease) in net  assets ....          1,238,307        5,325,624        (302,944,518)        17,496,877
                                                         ----------------    -------------    ----------------    ---------------
 NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ......   $      6,563,931    $   5,325,624    $  1,035,918,274    $ 1,338,862,792
                                                         ================    =============    ================    ===============
   (A) Undistributed (distributions in excess of)
       net investment income .........................   $          9,294    $       2,469    $        (99,205)   $       420,504
                                                         ================    =============    ================    ===============

----------
(a) ABN AMRO/River Road Dynamic Equity Income Fund commenced investment operations on June 28, 2005.

(b) ABN AMRO Growth Fund, Class C Shares were closed on October 28, 2005. Existing shareholders were exchanged into Class N Shares.

(c) Amount includes $17,337,590 of net realized gains relating to a redemption in kind on February 22, 2005. This amount was not recognized for Federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 56

ABN AMRO Funds

                                                                 MONTAG & CALDWELL                       TAMRO LARGE CAP
                                                                    GROWTH FUND                             VALUE FUND
                                                         -----------------------------------    -----------------------------------
                                                         SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                                          APRIL 30, 2006       OCTOBER 31,       APRIL 30, 2006       OCTOBER 31,
                                                            (UNAUDITED)           2005             (UNAUDITED)           2005
                                                         ----------------    ---------------    ----------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ....................   $  2,720,779,560    $ 3,203,905,297    $     21,589,988    $    17,574,310
                                                         ----------------    ---------------    ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................          6,393,107         11,565,400              59,300            147,230
   Net realized gain (loss) on investments sold and
      foreign currency transactions ..................        134,461,161        177,267,227           1,346,967            594,022
   Short-term capital gain distributions received ....                 --                 --                  --                 --
   Long-term capital gain distributions received .....                 --                 --                  --                 --
   Net change in unrealized appreciation
      (depreciation) on investments and translation
      of assets and liabilities denominated in
      foreign currency ...............................         (3,782,057)        74,822,384             292,113          1,136,697
                                                         ----------------    ---------------    ----------------    ---------------
   Net increase (decrease) in net assets from
      operations .....................................        137,072,211        263,655,011           1,698,380          1,877,949
                                                         ----------------    ---------------    ----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ........................................         (2,335,902)        (2,564,626)            (81,200)          (140,652)
      Class I ........................................         (6,930,689)        (9,657,940)                 --                 --
      Class C ........................................                 --                 --                  --                 --
      Class R ........................................                 --               (510)                 --                 --
   Net realized gain on investments:
      Class N ........................................                 --                 --                  --                 --
      Class I ........................................                 --                 --                  --                 --
      Class R ........................................                 --                 --                  --                 --
                                                         ----------------    ---------------    ----------------    ---------------
         Total distributions .........................         (9,266,591)       (12,223,076)            (81,200)          (140,652)
                                                         ----------------    ---------------    ----------------    ---------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ........................................        119,031,397        303,643,076           1,468,816          8,202,714
      Class I ........................................        130,767,028        543,642,784                  --                 --
      Class C ........................................                 --                 --                  --                 --
      Class R ........................................            189,704            245,347                  --                 --
   Proceeds from reinvestment of distributions:
      Class N ........................................          2,210,188          2,347,634              78,007            135,803
      Class I ........................................          5,902,308          8,337,953                  --                 --
      Class C ........................................                 --                 --                  --                 --
      Class R ........................................                 --                510                  --                 --
   Cost of shares redeemed:
      Class N ........................................       (260,072,294)      (418,567,772)         (5,845,417)        (6,060,136)
      Class I ........................................       (486,411,793)    (1,174,159,740)                 --                 --
      Class C ........................................                 --                 --                  --                 --
      Class R ........................................            (99,559)           (47,464)                 --                 --
   Exchange(b):
      Class N ........................................                 --                 --                  --                 --
      Class C ........................................                 --                 --                  --                 --
   Redemption in kind (Note E):
      Class I ........................................                 --                 --                  --                 --
                                                         ----------------    ---------------    ----------------    ---------------
         Net increase (decrease) from capital share
           transactions ..............................       (488,483,021)      (734,557,672)         (4,298,594)         2,278,381
                                                         ----------------    ---------------    ----------------    ---------------
         Total increase (decrease) in net assets .....       (360,677,401)      (483,125,737)         (2,681,414)         4,015,678
                                                         ----------------    ---------------    ----------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .......   $  2,360,102,159    $ 2,720,779,560    $     18,908,574    $    21,589,988
                                                         ================    ===============    ================    ===============
   (A) Undistributed (distributions in excess of)
       net investment income .........................   $       (649,939)   $     2,223,545    $         (8,716)   $        13,184
                                                         ================    ===============    ================    ===============


                                                                     VALUE FUND
                                                         -----------------------------------
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          APRIL 30, 2006       OCTOBER 31,
                                                           (UNAUDITED)             2005
                                                         ----------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ....................   $    288,285,791    $   229,978,703
                                                         ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................          2,580,378          3,581,945
   Net realized gain (loss) on investments sold and
      foreign currency transactions ..................          7,014,863         13,973,169
   Short-term capital gain distributions received ....                 --                 --
   Long-term capital gain distributions received .....                 --                 --
   Net change in unrealized appreciation
      (depreciation) on investments and translation
      of assets and liabilities denominated in
      foreign currency ...............................         23,842,634         10,155,144
                                                         ----------------    ---------------
   Net increase (decrease) in net assets from
      operations .....................................         33,437,875         27,710,258
                                                         ----------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ........................................           (661,745)        (3,689,930)
      Class I ........................................         (1,674,818)                --
      Class C ........................................                 --                 --
      Class R ........................................                 --                 --
   Net realized gain on investments:
      Class N ........................................         (1,521,027)                --
      Class I ........................................         (3,052,213)                --
      Class R ........................................                 --                 --
                                                         ----------------    ---------------
         Total distributions .........................         (6,909,803)        (3,689,930)
                                                         ----------------    ---------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ........................................          9,462,128         47,190,740
      Class I ........................................         15,705,540        195,878,603
      Class C ........................................                 --                 --
      Class R ........................................                 --                 --
   Proceeds from reinvestment of distributions:
      Class N ........................................          2,103,844          1,172,234
      Class I ........................................          4,727,035                 --
      Class C ........................................                 --                 --
      Class R ........................................                 --                 --
   Cost of shares redeemed:
      Class N ........................................        (15,421,509)      (209,949,823)
      Class I ........................................           (644,114)            (4,994)
      Class C ........................................                 --                 --
      Class R ........................................                 --                 --
   Exchange(b):
      Class N ........................................                 --                 --
      Class C ........................................                 --                 --
   Redemption in kind (Note E):
      Class I ........................................                 --                 --
                                                         ----------------    ---------------
         Net increase (decrease) from capital share
           transactions ..............................         15,932,924         34,286,760
                                                         ----------------    ---------------
         Total increase (decrease) in net assets .....         42,460,996         58,307,088
                                                         ----------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .......   $    330,746,787    $   288,285,791
                                                         ================    ===============
   (A) Undistributed (distributions in excess of)
       net investment income .........................   $        395,960    $       152,145
                                                         ================    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 57

ABN AMRO Funds

--------------------------------------------------------------------------------

                                                                           VEREDUS
                                                                     SELECT GROWTH FUND                     MID CAP FUND
                                                               -------------------------------   ---------------------------------
                                                               SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                                                APRIL 30, 2006     OCTOBER 31,    APRIL 30, 2006      OCTOBER 31,
                                                                  (UNAUDITED)         2005          (UNAUDITED)          2005
                                                               ----------------   ------------   ----------------   --------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $     13,269,721   $  2,684,264   $    621,888,361   $  411,527,018
                                                               ----------------   ------------   ----------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
      Net investment income (loss) .........................            (37,115)       (26,501)            39,204         (304,151)
      Net realized gain (loss) on investments sold and
         foreign currency transactions .....................          1,686,498        190,635         23,226,701       24,358,460
      Net change in unrealized appreciation (depreciation)
         on investments ....................................          1,055,745        232,102         55,592,580       (9,525,864)
                                                               ----------------   ------------   ----------------   --------------
      Net increase in net assets from operations ...........          2,705,128        396,236         78,858,485       14,528,445
                                                               ----------------   ------------   ----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments:
      Class N ..............................................            (19,255)            --        (21,122,968)     (13,057,183)
      Class I ..............................................                 --             --         (2,864,757)      (1,058,303)
                                                               ----------------   ------------   ----------------   --------------
         Total distributions ...............................            (19,255)            --        (23,987,725)     (14,115,486)
                                                               ----------------   ------------   ----------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..............................................         15,754,315     11,127,013        104,852,013      357,423,460
      Class I ..............................................                 --             --         13,044,144       52,118,826
   Proceeds from reinvestment of distributions:
      Class N ..............................................             17,181             --         19,242,024       11,601,527
      Class I ..............................................                 --             --          2,546,016        1,002,043
   Cost of shares redeemed:
      Class N ..............................................         (1,942,337)      (937,792)      (119,262,159)    (206,802,113)
      Class I ..............................................                 --             --        (16,937,344)      (5,395,359)
   Subscription in kind (Note E):
      Class N ..............................................                 --             --                 --               --
                                                               ----------------   ------------   ----------------   --------------
         Net increase (decrease) from capital share
         transactions ......................................         13,829,159     10,189,221          3,484,694      209,948,384
                                                               ----------------   ------------   ----------------   --------------
         Total increase in net assets ......................         16,515,032     10,585,457         58,355,454      210,361,343
                                                               ----------------   ------------   ----------------   --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............   $     29,784,753   $ 13,269,721   $    680,243,815   $  621,888,361
                                                               ================   ============   ================   ==============
      (A) Undistributed (distributions in excess of) net
          investment income (loss) .........................   $        (37,115)  $         --   $         39,204   $           --
                                                               ================   ============   ================   ==============

----------
(a) ABN AMRO Mid Cap Growth Fund commenced investment operations on December 29, 2005.

(b) ABN AMRO/River Road Small Cap Value Fund commenced investment operations on June 28, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 58

ABN AMRO Funds

                                                                     MID CAP                  RIVER ROAD
                                                                     GROWTH                SMALL CAP VALUE
                                                                      FUND                       FUND
                                                               -----------------   -------------------------------
                                                                  PERIOD ENDED     SIX MONTHS ENDED   PERIOD ENDED
                                                               APRIL 30, 2006(a)    APRIL 30, 2006     OCTOBER 31,
                                                                  (UNAUDITED)        (UNAUDITED)         2005(b)
                                                               -----------------   ----------------   ------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $              --   $      6,299,392   $         --
                                                               -----------------   ----------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
      Net investment income (loss) .........................              (2,808)            35,316           (868)
      Net realized gain (loss) on investments sold and
         foreign currency transactions .....................               3,137            934,221        (55,461)
      Net change in unrealized appreciation (depreciation)
         on investments ....................................              47,332          1,431,736         96,329
                                                               -----------------   ----------------   ------------
      Net increase in net assets from operations ...........              47,661          2,401,273         40,000
                                                               -----------------   ----------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments:
      Class N ..............................................                  --                 --             --
      Class I ..............................................                  --                 --             --
                                                               -----------------   ----------------   ------------
         Total distributions ...............................                  --                 --             --
                                                               -----------------   ----------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..............................................           1,095,984         11,604,647      5,845,575
      Class I ..............................................                  --                 --             --
   Proceeds from reinvestment of distributions:
      Class N ..............................................                  --                 --             --
      Class I ..............................................                  --                 --             --
   Cost of shares redeemed:
      Class N ..............................................              (7,029)        (4,773,947)            --
      Class I ..............................................                  --                 --             --
   Subscription in kind (Note E):
      Class N ..............................................                  --                 --        413,817
                                                               -----------------   ----------------   ------------
         Net increase (decrease) from capital share
            transactions ...................................           1,088,955          6,830,700      6,259,392
                                                               -----------------   ----------------   ------------
         Total increase in net assets ......................           1,136,616          9,231,973      6,299,392
                                                               -----------------   ----------------   ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............   $       1,136,616   $     15,531,365   $  6,299,392
                                                               =================   ================   ============
      (A) Undistributed (distributions in excess of) net
          investment income (loss) .........................   $          (2,808)  $         35,316   $         --
                                                               =================   ================   ============

                                                                          TAMRO SMALL                     VEREDUS AGGRESSIVE
                                                                           CAP FUND                          GROWTH FUND
                                                               --------------------------------   ---------------------------------
                                                               SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                                                APRIL 30, 2006     OCTOBER 31,     APRIL 30, 2006      OCTOBER 31,
                                                                 (UNAUDITED)           2005          (UNAUDITED)          2005
                                                               ----------------   -------------   ----------------   --------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $    160,381,859   $ 112,808,893   $    705,738,099   $  639,344,192
                                                               ----------------   -------------   ----------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
      Net investment income (loss) .........................           (369,798)       (722,791)        (3,816,122)      (7,051,595)
      Net realized gain (loss) on investments sold and
         foreign currency transactions .....................          7,893,229      (1,281,615)        94,602,734       53,535,623
      Net change in unrealized appreciation (depreciation)
         on investments ....................................         30,237,902      13,990,543         23,114,387       30,957,106
                                                               ----------------   -------------   ----------------   --------------
      Net increase in net assets from operations ...........         37,761,333      11,986,137        113,900,999       77,441,134
                                                               ----------------   -------------   ----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments:
      Class N ..............................................                 --      (8,091,079)                --               --
      Class I ..............................................                 --              --                 --               --
                                                               ----------------   -------------   ----------------   --------------
         Total distributions ...............................                 --      (8,091,079)                --               --
                                                               ----------------   -------------   ----------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..............................................         41,522,423     103,814,645         61,500,165      168,946,773
      Class I ..............................................         26,494,542      12,436,119         27,415,664       64,228,670
   Proceeds from reinvestment of distributions:
      Class N ..............................................                 --       7,134,775                 --               --
      Class I ..............................................                 --              --                 --               --
   Cost of shares redeemed:
      Class N ..............................................        (56,488,537)    (78,465,170)      (128,569,102)    (206,649,366)
      Class I ..............................................         (8,290,381)     (1,242,461)       (21,128,905)     (37,573,304)
   Subscription in kind (Note E):
      Class N ..............................................                 --              --                 --               --
                                                               ----------------   -------------   ----------------   --------------
         Net increase (decrease) from capital share
            transactions ...................................          3,238,047      43,677,908        (60,782,178)     (11,047,227)
                                                               ----------------   -------------   ----------------   --------------
         Total increase in net assets ......................         40,999,380      47,572,966         53,118,821       66,393,907
                                                               ----------------   -------------   ----------------   --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............   $    201,381,239   $ 160,381,859   $    758,856,920   $  705,738,099
                                                               ================   =============   ================   ==============
      (A) Undistributed (distributions in excess of) net
          investment income (loss) .........................   $       (300,778)  $      69,020   $     (3,816,122)  $           --
                                                               ================   =============   ================   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 59

ABN AMRO Funds

--------------------------------------------------------------------------------

                                                                                                              VEREDUS
                                                                       REAL ESTATE FUND                     SCITECH FUND
                                                               --------------------------------   -------------------------------
                                                               SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                                APRIL 30, 2006     OCTOBER 31,     APRIL 30, 2006     OCTOBER 31,
                                                                  (UNAUDITED)         2005           (UNAUDITED)         2005
                                                               ----------------   -------------   ----------------   ------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $     87,561,637   $  72,451,173   $      4,553,922   $  7,135,353
                                                               ----------------   -------------   ----------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ............................          1,312,014       2,530,019            (25,957)       (70,987)
   Net realized gain (loss) on investments sold and foreign
      currency transactions ................................         10,996,115       8,683,521            811,306         (8,319)
   Net change in unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      denominated in foreign currency ......................          1,561,149       2,262,706              7,895        370,808
                                                               ----------------   -------------   ----------------   ------------
   Net increase in net assets from operations ..............         13,869,278      13,476,246            793,244        291,502
                                                               ----------------   -------------   ----------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..............................................           (333,462)     (1,364,324)                --             --
      Class I ..............................................           (260,576)             --                 --             --
   Net realized gain on investments:
      Class N ..............................................         (6,115,413)     (3,196,087)                --             --
      Class I ..............................................         (3,722,701)             --                 --             --
                                                               ----------------   -------------   ----------------   ------------
         Total distributions ...............................        (10,432,152)     (4,560,411)                --             --
                                                               ----------------   -------------   ----------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..............................................          9,704,372      23,204,234            855,026      1,207,716
      Class I ..............................................          4,511,196      33,547,178                 --             --
   Proceeds from reinvestment of distributions:
      Class N ..............................................          6,356,206       2,424,164                 --             --
      Class I ..............................................          3,983,277              --                 --             --
   Cost of shares redeemed:
      Class N ..............................................        (11,576,229)    (52,980,947)        (1,523,489)    (4,080,649)
      Class I ..............................................            (77,816)             --                 --             --
                                                               ----------------   -------------   ----------------   ------------
         Net increase (decrease) from capital share
            transactions ...................................         12,901,006       6,194,629           (668,463)    (2,872,933)
                                                               ----------------   -------------   ----------------   ------------
         Total increase (decrease) in net assets ...........         16,338,132      15,110,464            124,781     (2,581,431)
                                                               ----------------   -------------   ----------------   ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............   $    103,899,769   $  87,561,637   $      4,678,703   $  4,553,922
                                                               ================   =============   ================   ============
      (A) Undistributed (distributions in excess of) net
          investment income (loss) .........................   $        865,449   $     147,473   $        (25,957)  $         --
                                                               ================   =============   ================   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 60

ABN AMRO Funds

                                                                         BALANCED FUND
                                                               ---------------------------------
                                                               SIX MONTHS ENDED     YEAR ENDED
                                                                APRIL 30, 2006      OCTOBER 31,
                                                                  (UNAUDITED)          2005
                                                               ----------------   --------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $    173,051,478   $  230,243,793
                                                               ----------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ............................            775,571        3,208,090
   Net realized gain (loss) on investments sold and foreign
      currency transactions ................................         18,910,555       10,810,253
   Net change in unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      denominated in foreign currency ......................        (13,094,251)      (7,335,296)
                                                               ----------------   --------------
   Net increase in net assets from operations ..............          6,591,875        6,683,047
                                                               ----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..............................................         (1,007,443)      (3,673,528)
      Class I ..............................................                 --               --
   Net realized gain on investments:
      Class N ..............................................         (8,738,671)     (13,121,235)
      Class I ..............................................                 --               --
                                                               ----------------   --------------
         Total distributions ...............................         (9,746,114)     (16,794,763)
                                                               ----------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..............................................          6,101,736       90,324,274
      Class I ..............................................                 --               --
   Proceeds from reinvestment of distributions:
      Class N ..............................................          9,682,119       16,683,541
      Class I ..............................................                 --               --
   Cost of shares redeemed:
      Class N ..............................................       (108,845,491)    (154,088,414)
      Class I ..............................................                 --               --
                                                               ----------------   --------------
         Net increase (decrease) from capital share
            transactions ...................................        (93,061,636)     (47,080,599)
                                                               ----------------   --------------
         Total increase (decrease) in net assets ...........        (96,215,875)     (57,192,315)
                                                               ----------------   --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............   $     76,835,603   $  173,051,478
                                                               ================   ==============
   (A) Undistributed (distributions in excess of) net
       investment income (loss) ............................   $       (209,979)  $       21,893
                                                               ================   ==============

                                                                       MONTAG & CALDWELL
                                                                         BALANCED FUND
                                                               ---------------------------------
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                APRIL 30, 2006      OCTOBER 31,
                                                                 (UNAUDITED)            2005
                                                               ----------------   --------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $     68,367,989   $  173,871,189
                                                               ----------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ...........................            335,438        1,393,206
   Net realized gain (loss) on investments sold and foreign
      currency transactions ...............................          2,535,234       13,797,988
   Net change in unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      denominated in foreign currency ......................           (787,292)      (7,319,286)
                                                               ----------------   --------------
   Net increase in net assets from operations ..............          2,083,380        7,871,908
                                                               ----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..............................................           (350,939)      (1,155,632)
      Class I ..............................................           (117,220)        (863,414)
   Net realized gain on investments:
      Class N ..............................................                 --               --
      Class I ..............................................                 --               --
                                                               ----------------   --------------
         Total distributions ...............................           (468,159)      (2,019,046)
                                                               ----------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..............................................          2,865,153       12,169,742
      Class I ..............................................          2,233,276        7,002,823
   Proceeds from reinvestment of distributions:
      Class N ..............................................            347,007        1,146,598
      Class I ..............................................            116,065          860,546
   Cost of shares redeemed:
      Class N ..............................................        (13,632,967)     (62,720,946)
      Class I ..............................................         (9,140,043)     (69,814,825)
                                                               ----------------   --------------
         Net increase (decrease) from capital share
            transactions ...................................        (17,211,509)    (111,356,062)
                                                               ----------------   --------------
         Total increase (decrease) in net assets ...........        (15,596,288)    (105,503,200)
                                                               ----------------   --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............   $     52,771,701   $   68,367,989
                                                               ================   ==============
   (A) Undistributed (distributions in excess of) net
       investment income (loss) ............................   $       (646,589)  $     (513,868)
                                                               ================   ==============

                                                                           BOND FUND
                                                               ---------------------------------
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                APRIL 30, 2006      OCTOBER 31,
                                                                 (UNAUDITED)            2005
                                                               ----------------   --------------
NET ASSETS AT BEGINNING OF PERIOD ..........................   $    211,682,793   $  432,790,869
                                                               ----------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ............................          4,208,077       11,550,715
   Net realized gain (loss) on investments sold and foreign
      currency transactions ................................         (2,649,671)       2,899,029
   Net change in unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      denominated in foreign currency ......................           (533,876)     (11,976,484)
                                                               ----------------   --------------
   Net increase in net assets from operations ..............          1,024,530        2,473,260
                                                               ----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ..............................................         (2,979,933)      (7,284,037)
      Class I ..............................................         (1,467,850)      (5,698,667)
   Net realized gain on investments:
      Class N ..............................................                 --               --
      Class I ..............................................                 --               --
                                                               ----------------   --------------
         Total distributions ...............................         (4,447,783)     (12,982,704)
                                                               ----------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ..............................................         15,135,376       42,800,933
      Class I ..............................................          2,892,668       12,855,619
   Proceeds from reinvestment of distributions:
      Class N ..............................................          2,813,095        6,979,046
      Class I ..............................................            733,043        2,235,381
   Cost of shares redeemed:
      Class N ..............................................        (45,875,439)     (58,420,840)
      Class I ..............................................        (23,863,530)    (217,048,771)
                                                               ----------------   --------------
         Net increase (decrease) from capital share
            transactions ...................................        (48,164,787)    (210,598,632)
                                                               ----------------   --------------
         Total increase (decrease) in net assets ...........        (51,588,040)    (221,108,076)
                                                               ----------------   --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) .............   $    160,094,753   $  211,682,793
                                                               ================   ==============
   (A) Undistributed (distributions in excess of) net
       investment income (loss) ............................   $     (1,353,401)  $   (1,113,695)
                                                               ================   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 61

ABN AMRO Funds

--------------------------------------------------------------------------------

                                                                  INVESTMENT GRADE                     HIGH YIELD
                                                                      BOND FUND                         BOND FUND
                                                           -------------------------------   -------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                            APRIL 30, 2006    OCTOBER 31,     APRIL 30, 2006    OCTOBER 31,
                                                              (UNAUDITED)         2005         (UNAUDITED)          2005
                                                           ----------------   ------------   ----------------   ------------
NET ASSETS AT BEGINNING OF PERIOD .......................  $     36,037,644   $ 42,552,988   $     21,110,797   $ 21,512,272
                                                           ----------------   ------------   ----------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ................................           668,964      1,431,608            741,569      1,416,331
   Net realized gain (loss) on investments sold .........          (238,606)      (208,399)            35,101         62,621
   Net change in unrealized depreciation
     on investments .....................................          (185,045)    (1,054,474)           (41,747)      (840,493)
                                                           ----------------   ------------   ----------------   ------------
     Net increase in net assets from operations .........           245,313        168,735            734,923        638,459
                                                           ----------------   ------------   ----------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class N ............................................           (70,678)      (108,513)          (331,088)      (790,937)
     Class I ............................................          (657,713)    (1,524,472)          (453,081)      (761,567)
   Net realized gain on investments:
     Class N ............................................                --             --                 --        (58,531)
     Class I ............................................                --             --                 --        (55,835)
                                                           ----------------   ------------   ----------------   ------------
       Total distributions ..............................          (728,391)    (1,632,985)          (784,169)    (1,666,870)
                                                           ----------------   ------------   ----------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
     Class N ............................................           186,402      2,451,749            183,325        945,867
     Class I ............................................           433,562      1,508,268          6,003,361         53,321
   Proceeds from reinvestment of distributions:
     Class N ............................................            70,659        108,447             31,631         62,645
     Class I ............................................           263,782        601,334              3,841          7,880
   Cost of shares redeemed:
     Class N ............................................          (418,348)      (376,015)        (6,162,206)      (391,345)
     Class I ............................................        (4,964,305)    (9,344,877)           (26,525)       (51,432)
                                                           ----------------   ------------   ----------------   ------------
       Net increase (decrease) from capital share
         transactions ...................................        (4,428,248)    (5,051,094)            33,427        626,936
                                                           ----------------   ------------   ----------------   ------------
       Total increase (decrease) in net assets ..........        (4,911,326)    (6,515,344)           (15,819)      (401,475)
                                                           ----------------   ------------   ----------------   ------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..........  $     31,126,318   $ 36,037,644   $     21,094,978   $ 21,110,797
                                                           ================   ============   ================   ============
   (A) Undistributed (distributions in excess of) net
     investment income ..................................  $       (264,838)  $   (205,411)  $       (188,653)  $   (146,053)
                                                           ================   ============   ================   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 62

ABN AMRO Funds

                                                                                                      INVESTOR MONEY
                                                                  MUNICIPAL BOND FUND                   MARKET FUND
                                                           -------------------------------   --------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                            APRIL 30, 2006     OCTOBER 31,    APRIL 30, 2006     OCTOBER 31,
                                                             (UNAUDITED)          2005          (UNAUDITED)         2005
                                                           ----------------   ------------   ----------------   -------------
NET ASSETS AT BEGINNING OF PERIOD .......................  $     69,070,240   $ 61,072,678   $    117,038,683   $ 219,890,520
                                                           ----------------   ------------   ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ................................         1,208,522      2,155,893          2,042,444       3,458,570
   Net realized gain (loss) on investments sold .........           (66,379)       152,063                 --             324
   Net change in unrealized depreciation
     on investments .....................................          (523,510)    (1,950,796)                --              --
                                                           ----------------   ------------   ----------------   -------------
     Net increase in net assets from operations .........           618,633        357,160          2,042,444       3,458,894
                                                           ----------------   ------------   ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Class N ............................................        (1,208,522)    (2,155,893)        (2,042,384)     (3,458,570)
     Class I ............................................                --             --                 --              --
   Net realized gain on investments:
     Class N ............................................          (152,759)      (182,140)              (324)             --
     Class I ............................................                --             --                 --              --
                                                           ----------------   ------------   ----------------   -------------
       Total distributions ..............................        (1,361,281)    (2,338,033)        (2,042,708)     (3,458,570)
                                                           ----------------   ------------   ----------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
     Class N ............................................        11,010,576     23,890,707        220,989,460     536,100,236
     Class I ............................................                --             --                 --              --
   Proceeds from reinvestment of distributions:
     Class N ............................................           853,257      1,394,146            874,192         805,231
     Class I ............................................                --             --                 --              --
   Cost of shares redeemed:
     Class N ............................................       (13,680,611)   (15,306,418)      (260,246,955)   (639,757,628)
     Class I ............................................                --             --                 --              --
                                                           ----------------   ------------   ----------------   -------------
       Net increase (decrease) from capital share
         transactions ...................................        (1,816,778)     9,978,435        (38,383,303)   (102,852,161)
                                                           ----------------   ------------   ----------------   -------------
       Total increase (decrease) in net assets ..........        (2,559,426)     7,997,562        (38,383,567)   (102,851,837)
                                                           ----------------   ------------   ----------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..........  $     66,510,814   $ 69,070,240   $     78,655,116   $ 117,038,683
                                                           ================   ============   ================   =============
   (A) Undistributed (distributions in excess of) net
     investment income ..................................  $            --    $         --   $             60   $          --
                                                           ================   ============   ================   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 63

ABN AMRO Funds

RIVER ROAD DYNAMIC EQUITY INCOME FUND - CLASS N                   APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                       SIX MONTHS
                                                                                         ENDED           PERIOD
                                                                                        04/30/06          ENDED
                                                                                      (UNAUDITED)      10/31/05(a)
                                                                                      -----------      -----------
Net Asset Value, Beginning of Period ...........................................      $      9.91      $     10.00
                                                                                      -----------      -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .....................................................             0.23             0.13
     Short-term capital gains distributions received ...........................               --(b)            --
     Net realized and unrealized gain (loss) on investments ....................             1.19            (0.10)
                                                                                      -----------      -----------
       Total from investment operations ........................................             1.42             0.03
                                                                                      -----------      -----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income .................            (0.22)           (0.12)
                                                                                      -----------      -----------
       Total distributions .....................................................            (0.22)           (0.12)
                                                                                      -----------      -----------
Net increase (decrease) in net asset value .....................................             1.20            (0.09)
                                                                                      -----------      -----------
Net Asset Value, End of Period .................................................      $     11.11      $      9.91
                                                                                      ===========      ===========
TOTAL RETURN ...................................................................            14.43%(c)         0.30%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................................      $     6,564      $     5,326
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser .................             2.26%            2.71%
     After reimbursement and/or waiver of expenses by Adviser ..................             1.30%            1.30%
   Ratios of net investment income to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser .................             3.39%            2.65%
     After reimbursement and/or waiver of expenses by Adviser ..................             4.35%            4.06%
   Portfolio Turnover ..........................................................            22.22%(c)        14.37%(c)

----------
(a) ABN AMRO/River Road Dynamic Equity Income Fund commenced investment operations on June 28, 2005.

(b)  Represents less than $0.005 per share.

(c)  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 64

ABN AMRO Funds

GROWTH FUND - CLASS N                                             APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED           YEAR         YEAR         YEAR       YEAR         YEAR
                                                     04/30/06          ENDED        ENDED        ENDED      ENDED        ENDED
                                                    (UNAUDITED)      10/31/05     10/31/04     10/31/03   10/31/02     10/31/01
                                                   ------------      --------     --------     --------   --------     --------
Net Asset Value, Beginning of Period ............  $      22.66      $  21.76     $  21.14     $  18.55   $  20.38     $  30.86
                                                   ------------      --------     --------     --------   --------     --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ...............         (0.01)(a)      0.05(a)     (0.05)(a)    (0.02)     (0.04)       (0.04)
     Net realized and unrealized gain (loss) on
       investments ..............................          1.45(a)       0.90(a)      0.67(a)      2.61      (1.74)       (7.36)
                                                   ------------      --------     --------     --------   --------     --------
       Total from investment operations .........          1.44          0.95         0.62         2.59      (1.78)       (7.40)
                                                   ------------      --------     --------     --------   --------     --------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income ........................            --         (0.05)          --           --         --(b)        --
     Distributions from net realized gain on
       investments ..............................         (1.09)           --           --           --      (0.05)       (3.08)
                                                   ------------      --------     --------     --------   --------     --------
     Total distributions ........................         (1.09)        (0.05)          --           --      (0.05)       (3.08)
                                                   ------------      --------     --------     --------   --------     --------
Net increase (decrease) in net asset value ......          0.35          0.90         0.62         2.59      (1.83)      (10.48)
                                                   ------------      --------     --------     --------   --------     --------
Net Asset Value, End of Period ..................  $      23.01      $  22.66     $  21.76     $  21.14   $  18.55     $  20.38
                                                   ============      ========     ========     ========   ========     ========
TOTAL RETURN ....................................          6.43%(c)      4.38%        2.93%       13.96%     (8.76)%     (25.95)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .........  $    563,314      $888,248     $962,036     $878,724   $609,049     $464,023
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ......................          1.09%         1.10%        1.09%        1.11%      1.10%        1.09%
     After reimbursement and/or waiver of
       expenses by Adviser ......................          1.09%         1.10%        1.09%        1.11%      1.10%        1.09%
   Ratios of net investment income (loss)
     to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ......................         (0.07)%        0.21%       (0.22)%      (0.11)%    (0.20)%      (0.18)%
     After reimbursement and/or waiver of
       expenses by Adviser ......................         (0.07)%        0.21%       (0.22)%      (0.11)%    (0.20)%      (0.18)%
     Portfolio Turnover .........................          9.00%(c)     31.30%(d)    18.59%        7.66%      7.52%       17.22%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)  Represents less than $0.005 per share.

(c)  Not Annualized.

(d) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 65

ABN AMRO Funds

GROWTH FUND - CLASS I                                             APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                         SIX MONTHS
                                           ENDED             YEAR            YEAR           YEAR         YEAR         YEAR
                                          04/30/06          ENDED           ENDED          ENDED        ENDED         ENDED
                                        (UNAUDITED)        10/31/05        10/31/04       10/31/03     10/31/02     10/31/01
                                        -----------       ---------       ---------      ---------    ---------     --------
Net Asset Value, Beginning of
  Period ............................   $     22.97       $   22.02       $   21.33      $   18.67    $   20.45     $  30.89
                                        -----------       ---------       ---------      ---------    ---------     --------
   INCOME FROM INVESTMENT
     OPERATIONS:
      Net investment income
        (loss) ......................          0.02(a)         0.11(a)         0.01(a)        0.03        (0.03)        0.02
      Net realized and unrealized
        gain (loss) on investments ..          1.47(a)         0.92(a)         0.68(a)        2.63        (1.70)       (7.38)
                                        -----------       ---------       ---------      ---------    ---------     --------
         Total from investment
           operations ...............          1.49            1.03            0.69           2.66        (1.73)       (7.36)
                                        -----------       ---------       ---------      ---------    ---------     --------
   LESS DISTRIBUTIONS:
      Distributions from and in
        excess of net investment
        income ......................         (0.04)          (0.08)             --             --           --           --
      Distributions from net realized
        gain on investments .........         (1.09)             --              --             --        (0.05)       (3.08)
                                        -----------       ---------       ---------      ---------    ---------     --------
         Total distributions ........         (1.13)          (0.08)             --             --        (0.05)       (3.08)
                                        -----------       ---------       ---------      ---------    ---------     --------
Net increase (decrease) in net
  asset value .......................          0.36            0.95            0.69           2.66        (1.78)      (10.44)
                                        -----------       ---------       ---------      ---------    ---------     --------
Net Asset Value, End of Period ......   $     23.33       $   22.97       $   22.02      $   21.33    $   18.67     $  20.45
                                        ===========       =========       =========      =========    =========     ========
TOTAL RETURN ........................          6.55%(b)        4.69%           3.23%         14.25%       (8.51)%     (25.78)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period
     (in 000's) .....................   $   470,758       $ 449,492       $ 358,377      $ 272,497    $ 149,741     $ 43,362
   Ratios of expenses to average net
      assets:
      Before reimbursement and/or
        waiver of expenses by
        Adviser .....................          0.81%           0.82%           0.82%          0.83%        0.83%        0.84%
      After reimbursement and/or
        waiver of expenses by
        Adviser .....................          0.81%           0.82%           0.82%          0.83%        0.83%        0.84%
   Ratios of net investment
      income to average net assets:
      Before reimbursement
        and/or waiver of expenses by
        Adviser .....................          0.21%           0.49%           0.05%          0.17%        0.07%        0.07%
      After reimbursement and/or
        waiver of expenses by
        Adviser .....................          0.21%           0.49%           0.05%          0.17%        0.07%        0.07%
   Portfolio Turnover ...............          9.00%(b)       31.30%(c)       18.59%          7.66%        7.52%       17.22%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

(c) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 66

ABN AMRO Funds

GROWTH FUND - CLASS R                                             APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                              ENDED            YEAR             YEAR            PERIOD
                                                             04/30/06          ENDED            ENDED           ENDED
                                                           (UNAUDITED)       10/31/05         10/31/04       10/31/03(a)
                                                           -----------       --------         --------       -----------
Net Asset Value, Beginning of Period ...................   $     22.53       $  21.66         $  21.09       $     18.07
                                                           -----------       --------         --------       -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) .....................         (0.03)(b)         --(b)(c)      (0.10)(b)         (0.03)
      Net realized and unrealized gain on investments ..          1.44(b)        0.90(b)          0.67(b)           3.05
                                                           -----------       --------         --------       -----------
         Total from investment operations ..............          1.41           0.90             0.57              3.02
                                                           -----------       --------         --------       -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net
        investment income ..............................            --          (0.03)              --                --
      Distributions from net realized gain on
        investments ....................................         (1.09)            --               --                --
                                                           -----------       --------         --------       -----------
         Total distributions ...........................         (1.09)         (0.03)              --                --
                                                           -----------       --------         --------       -----------
Net increase in net asset value ........................          0.32           0.87             0.57              3.02
                                                           -----------       --------         --------       -----------
Net Asset Value, End of Period .........................   $     22.85       $  22.53         $  21.66       $     21.09
                                                           ===========       ========         ========       ===========
TOTAL RETURN ...........................................          6.33%(d)       4.16%            2.70%            16.71%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ................   $     1,846       $  1,122         $    573       $       117
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses
        by Adviser .....................................          1.31%          1.31%            1.31%             1.35%
      After reimbursement and/or waiver of expenses by
        Adviser ........................................          1.31%          1.31%            1.31%             1.35%
   Ratios of net investment income (loss) to average
     net assets:
      Before reimbursement and/or waiver of expenses
        by Adviser .....................................         (0.29)%         0.00%           (0.44)%           (0.16)%
      After reimbursement and/or waiver of expenses by
        Adviser ........................................         (0.29)%         0.00%           (0.44)%           (0.16)%
   Portfolio Turnover ..................................          9.00%(d)      31.30%(e)        18.59%             7.66%

----------
(a) ABN AMRO Growth Fund - Class R commenced investment operations on December 31, 2002.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Represents less than $0.005 per share.

(d)   Not Annualized.

(e) Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 67

ABN AMRO Funds

MONTAG & CALDWELL GROWTH FUND - CLASS N                           APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                         SIX MONTHS
                                           ENDED             YEAR            YEAR            YEAR           YEAR          YEAR
                                          04/30/06          ENDED           ENDED           ENDED          ENDED         ENDED
                                        (UNAUDITED)        10/31/05        10/31/04        10/31/03       10/31/02      10/31/01
                                        -----------       ---------      -----------      ---------      ---------     ---------
Net Asset Value, Beginning of
  Period ............................   $     23.35       $   21.53      $     20.74      $   19.03      $   22.43     $   31.30
                                        -----------       ---------      -----------      ---------      ---------     ---------
   INCOME FROM INVESTMENT
     OPERATIONS:
      Net investment income .........          0.04(a)         0.05(a)          0.04(a)        0.06(a)        0.05          0.02
      Net realized and unrealized
        gain (loss) on investments ..          1.15(a)         1.83(a)          0.77(a)        1.65(a)       (3.45)        (4.81)
                                        -----------       ---------      -----------      ---------      ---------     ---------
         Total from investment
           operations ...............          1.19            1.88             0.81           1.71          (3.40)        (4.79)
                                        -----------       ---------      -----------      ---------      ---------     ---------
   LESS DISTRIBUTIONS:
      Distributions from and in
        excess of net investment
        income ......................         (0.06)          (0.06)           (0.02)            --             --            --
      Distributions from net
        realized gain on
        investments .................            --              --               --             --             --         (4.08)
                                        -----------       ---------      -----------      ---------      ---------     ---------
         Total distributions ........         (0.06)          (0.06)           (0.02)            --             --         (4.08)
                                        -----------       ---------      -----------      ---------      ---------     ---------
Net increase (decrease) in net
  asset value .......................          1.13            1.82             0.79           1.71          (3.40)        (8.87)
                                        -----------       ---------      -----------      ---------      ---------     ---------
Net Asset Value, End of Period ......   $     24.48       $   23.35      $     21.53      $   20.74      $   19.03     $   22.43
                                        ===========       =========      ===========      =========      =========     =========
TOTAL RETURN ........................          5.10%(b)        8.72%            3.89%          8.99%        (15.16)%      (17.37)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period
     (in 000's) .....................   $   899,886       $ 992,229      $ 1,018,935      $ 967,300      $ 714,043     $ 872,657
   Ratios of expenses to average
     net assets:
      Before reimbursement and/or
        waiver of expenses by
        Adviser .....................          1.05%           1.03%            1.02%          1.06%          1.06%         1.06%
      After reimbursement and/or
        waiver of expenses by
        Adviser .....................          1.05%           1.03%            1.02%          1.06%          1.06%         1.06%
   Ratios of net investment income
     to average net assets:
      Before reimbursement and/or
        waiver of expenses by
        Adviser .....................          0.32%           0.20%            0.20%          0.29%          0.23%         0.10%
      After reimbursement and/or
        waiver of expenses by
        Adviser .....................          0.32%           0.20%            0.20%          0.29%          0.23%         0.10%
   Portfolio Turnover ...............         33.65%(b)       52.16%           52.86%         38.76%         38.23%        59.64%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 68

ABN AMRO Funds

MONTAG & CALDWELL GROWTH FUND - CLASS I                           APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                        SIX MONTHS
                                          ENDED             YEAR            YEAR            YEAR            YEAR           YEAR
                                         04/30/06          ENDED           ENDED           ENDED           ENDED          ENDED
                                       (UNAUDITED)        10/31/05        10/31/04        10/31/03        10/31/02       10/31/01
                                       -----------      -----------     -----------     -----------     -----------    -----------
Net Asset Value, Beginning of
  Period ............................  $     23.44      $     21.61     $     20.84     $     19.22     $     22.74    $     31.70
                                       -----------      -----------     -----------     -----------     -----------    -----------
   INCOME FROM INVESTMENT
     OPERATIONS:
      Net investment income .........         0.07(a)          0.11(a)         0.10(a)         0.12(a)         0.11           0.09
      Net realized and unrealized
        gain (loss) on investments ..         1.16(a)          1.83(a)         0.77(a)         1.66(a)        (3.48)         (4.90)
                                       -----------      -----------     -----------     -----------     -----------    -----------
         Total from investment
           operations ...............         1.23             1.94            0.87            1.78           (3.37)         (4.81)
                                       -----------      -----------     -----------     -----------     -----------    -----------
   LESS DISTRIBUTIONS:
      Distributions from and in
        excess of net investment
        income ......................        (0.11)           (0.11)          (0.10)          (0.16)          (0.15)         (0.07)
      Distributions from net
        realized gain on
        investments .................           --               --              --              --              --          (4.08)
                                       -----------      -----------     -----------     -----------     -----------    -----------
         Total distributions ........        (0.11)           (0.11)          (0.10)          (0.16)          (0.15)         (4.15)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Net increase (decrease) in net
  asset value .......................         1.12             1.83            0.77            1.62           (3.52)         (8.96)
                                       -----------      -----------     -----------     -----------     -----------    -----------
Net Asset Value, End of Period ......  $     24.56      $     23.44     $     21.61     $     20.84     $     19.22    $     22.74
                                       ===========      ===========     ===========     ===========     ===========    ===========
TOTAL RETURN ........................         5.23%(b)         8.99%           4.19%           9.35%         (14.91)%       (17.16)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period
     (in 000's) .....................  $ 1,459,389      $ 1,727,848     $ 2,184,511     $ 2,151,687     $ 1,325,116    $ 1,058,500
   Ratios of expenses to average
     net assets:
      Before reimbursement and/or
        waiver of expenses by
        Adviser .....................         0.76%            0.75%           0.74%           0.77%           0.77%          0.77%
      After reimbursement and/or
        waiver of expenses by
        Adviser .....................         0.76%            0.75%           0.74%           0.77%           0.77%          0.77%
   Ratios of net investment income
     to average net assets:
      Before reimbursement and/or
        waiver of expenses by
        Adviser .....................         0.61%            0.48%           0.48%           0.58%            0.52%         0.39%
      After reimbursement and/or
        waiver of expenses by
        Adviser .....................         0.61%            0.48%           0.48%           0.58%            0.52%         0.39%
   Portfolio Turnover ...............        33.65%(b)        52.16%          52.86%          38.76%           38.23%        59.64%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 69

ABN AMRO Funds

MONTAG & CALDWELL GROWTH FUND - CLASS R                           APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                        SIX MONTHS
                                                                          ENDED           YEAR          YEAR          PERIOD
                                                                         04/30/06         ENDED         ENDED          ENDED
                                                                       (UNAUDITED)      10/31/05      10/31/04      10/31/03(a)
                                                                       -----------      --------      --------      -----------
Net Asset Value, Beginning of Period ...............................   $     23.23      $  21.43      $  20.69      $     18.59
                                                                       -----------      --------      --------      -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) .................................          0.01(b)      (0.01)(b)     (0.01)(b)         0.05(b)
      Net realized and unrealized gain on investments ..............          1.14(b)       1.83(b)       0.77(b)          2.05(b)
                                                                       -----------      --------      --------      -----------
         Total from investment operations ..........................          1.15          1.82          0.76             2.10
                                                                       -----------      --------      --------      -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of net investment
        income .....................................................            --         (0.02)        (0.02)              --
                                                                       -----------      --------      --------      -----------
         Total distributions .......................................            --         (0.02)        (0.02)              --
                                                                       -----------      --------      --------      -----------
Net increase in net asset value ....................................          1.15          1.80          0.74             2.10
                                                                       -----------      --------      --------      -----------
Net Asset Value, End of Period .....................................   $     24.38      $  23.23      $  21.43      $     20.69
                                                                       ===========      ========      ========      ===========
TOTAL RETURN .......................................................          4.95%(c)      8.50%         3.65%           11.30%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............................   $       827      $    703      $    459      $       111
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ....          1.26%         1.25%         1.24%            1.30%
      After reimbursement and/or waiver of expenses by Adviser .....          1.26%         1.25%         1.24%            1.30%
   Ratios of net investment income (loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ....          0.11%        (0.02)%       (0.02)%           0.32%
      After reimbursement and/or waiver of expenses by Adviser .....          0.11%        (0.02)%       (0.02)%           0.32%
   Portfolio Turnover ..............................................         33.65%(c)     52.16%        52.86%           38.76%

----------
(a) ABN AMRO/Montag & Caldwell Growth Fund - Class R commenced investment operations on December 31, 2002.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 70

ABN AMRO Funds

TAMRO LARGE CAP VALUE FUND - CLASS N                              APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                        SIX MONTHS
                                          ENDED            YEAR        YEAR         YEAR           YEAR         PERIOD
                                         04/30/06         ENDED        ENDED        ENDED          ENDED         ENDED
                                       (UNAUDITED)      10/31/05     10/31/04     10/31/03      10/31/02      10/31/01(a)
                                       -----------     ----------   ----------   ----------     ----------    -----------
Net Asset Value, Beginning of
   Period ...........................  $     12.40     $    11.35   $    10.27   $     8.47     $     9.68    $     10.00
                                       -----------     ----------   ----------   ----------     ----------    -----------
   INCOME FROM INVESTMENT
     OPERATIONS:
      Net investment income .........         0.04           0.08         0.07         0.09           0.06           0.02
      Net realized and unrealized gain
         (loss)on investments .......         0.94           1.05         1.08         1.81          (1.22)         (0.33)
                                       -----------     ----------   ----------   ----------     ----------    -----------
         Total from investment
            operations ..............         0.98           1.13         1.15         1.90          (1.16)         (0.31)
                                       -----------     ----------   ----------   ----------     ----------    -----------
   LESS DISTRIBUTIONS:
     Distributions from and in
       excess of net investment
       income .......................        (0.05)         (0.08)       (0.07)       (0.10)         (0.05)         (0.01)
                                       -----------     ----------   ----------   ----------     ----------    -----------
         Total distributions ........        (0.05)         (0.08)       (0.07)       (0.10)         (0.05)         (0.01)
                                       -----------     ----------   ----------   ----------     ----------    -----------
Net increase (decrease) in net
   asset value ......................         0.93           1.05         1.08         1.80          (1.21)         (0.32)
                                       -----------     ----------   ----------   ----------     ----------    -----------
Net Asset Value, End of Period ......  $     13.33     $    12.40   $    11.35   $    10.27     $     8.47    $      9.68
                                       ===========     ==========   ==========   ==========     ==========    ===========
TOTAL RETURN ........................         7.89%(b)       9.98%       11.17%       22.68%        (12.01)%        (3.11)%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in
     000's) .........................  $    18,909     $   21,590   $   17,574   $    8,887     $    9,632    $     5,195
   Ratios of expenses to average
     net assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser ......................         1.53%(c)       1.54%        1.76%        1.92%          1.79%          3.37%
     After reimbursement and/or
       waiver of expenses by
       Adviser ......................         1.21%(c)       1.20%        1.20%        1.20%          1.20%          1.20%
   Ratios of net investment income
     (loss)to average net assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser ......................         0.22%          0.35%        0.00%        0.35%          0.15%         (1.96)%
     After reimbursement and/or
       waiver of expenses by
       Adviser ......................         0.54%          0.69%        0.56%        1.07%          0.74%          0.21%
   Portfolio Turnover ...............        25.18%(b)      36.84%       38.34%      102.51%(d)      83.14%        102.34%(b)

----------
(a) ABN AMRO/TAMRO Large Cap Value Fund commenced investment operations on November 30, 2000.

(b)   Not Annualized.

(c) Ratios of expenses to average net assets include interest expense of 0.01% which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

(d) Portfolio turnover rate excludes securities delivered from processing a redemption in kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 71

ABN AMRO Funds

VALUE FUND - CLASS N                                              APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED          YEAR         YEAR        YEAR        YEAR        TEN MONTHS         YEAR
                                        04/30/06        ENDED       ENDED        ENDED      ENDED          ENDED           ENDED
                                      (UNAUDITED)     10/31/05     10/31/04    10/31/03    10/31/02       10/31/01        12/31/00
                                      -----------     --------    ---------   ---------   ----------     ----------      ---------
Net Asset Value, Beginning of
   Period ..........................  $     12.15     $  11.05    $    9.66   $    8.45   $     9.39     $    11.68      $   12.75
                                      -----------     --------    ---------   ---------   ----------     ----------      ---------
   INCOME FROM INVESTMENT
     OPERATIONS:
     Net investment income .........         0.10         0.17(c)      0.14        0.14         0.11           0.07           0.10
     Net realized and unrealized
       gain (loss)on investments ...         1.27         1.10(c)      1.39        1.22        (0.79)         (2.25)         (0.24)
                                      -----------     --------    ---------   ---------   ----------     ----------      ---------
       Total from investment
         operations ................         1.37         1.27         1.53        1.36        (0.68)         (2.18)         (0.14)
                                      -----------     --------    ---------   ---------   ----------     ----------      ---------
   LESS DISTRIBUTIONS:
     Distributions from and in
       excess of net investment
       income ......................        (0.09)       (0.17)       (0.14)      (0.15)       (0.08)         (0.06)         (0.10)
     Distributions from net
       realized gain on
       investments .................        (0.19)          --           --          --        (0.18)         (0.05)         (0.83)
                                      -----------     --------    ---------   ---------   ----------     ----------      ---------
     Total distributions ...........        (0.28)       (0.17)       (0.14)      (0.15)       (0.26)         (0.11)         (0.93)
                                      -----------     --------    ---------   ---------   ----------     ----------      ---------
Net increase (decrease) in net
   asset value .....................         1.09         1.10         1.39        1.21        (0.94)         (2.29)         (1.07)
                                      -----------     --------    ---------   ---------   ----------     ----------      ---------
Net Asset Value, End of Period .....  $     13.24     $  12.15    $   11.05   $    9.66   $     8.45     $     9.39      $   11.68
                                      ===========     ========    =========   =========   ==========     ==========      =========
TOTAL RETURN .......................        11.42%(a)    11.48%       15.88%      16.32%       (7.58)%       (18.86)%(a)     (0.68)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in
     000's) ........................  $   100,084     $ 95,624    $ 229,979   $ 195,853   $  111,817     $  116,221      $ 131,303
   Ratios of expenses to average
     net assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser .....................         1.16%        1.16%        1.16%       1.19%        1.20%          1.08%          1.06%
     After reimbursement and/or
       waiver of expenses by
       Adviser .....................         0.94%        0.94%        0.94%       0.94%        0.96%(b)       1.07%          1.06%
   Ratios of net investment
     income to average net assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser .....................         1.29%        1.19%        1.10%       1.34%        1.00%          0.68%          0.85%
     After reimbursement and/or
       waiver of expenses by
       Adviser .....................         1.51%        1.41%        1.32%       1.59%        1.24%          0.69%          0.85%
   Portfolio Turnover ..............        12.34%(a)    21.84%       38.29%      56.67%      144.90%         58.41%(a)      76.00%

----------
(a)   Not Annualized.

(b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.08% to 0.94% on January 1, 2002.

(c) The selected per share data was calculated using the weighted average shares outstanding method for the period.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 72

ABN AMRO Funds

VALUE FUND - CLASS I                                              APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                ENDED          PERIOD
                                                               04/30/06         ENDED
                                                             (UNAUDITED)     10/31/05(a)
                                                             -----------     -----------
Net Asset Value, Beginning of Period ......................  $     12.16     $     12.36
                                                             -----------     -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................................         0.11            0.01(b)
     Net realized and unrealized gain (loss) on
       investments ........................................         1.26           (0.21)(b)
                                                             -----------     -----------
       Total from investment operations ...................         1.37           (0.20)
                                                             -----------     -----------

   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment
       income .............................................        (0.10)             --
     Distributions from net realized gain on investmenst ..        (0.19)             --
                                                             -----------     -----------
       Total distributions ................................        (0.29)             --
                                                             -----------     -----------
Net increae (decrease) in net asset value .................         1.08          (0.20)
                                                             -----------     -----------
Net Asset Value, End of Period ............................  $     13.24     $     12.16
                                                             ===========     ===========
TOTAL RETURN ..............................................        11.47%(c)       (1.62)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...................  $   230,663     $   192,662
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of expenses by
       Adviser ............................................         0.91%           0.91%
     After reimbursement and/or waiver of expenses by
       Adviser ............................................         0.69%           0.69%
   Ratios of net investment income to average net assets:
     Before reimbursement and/or waiver of expenses by
       Adviser ............................................         1.54%           0.40%
     After reimbursement and/or waiver of expenses by
       Adviser ............................................         1.76%           0.62%
   Portfolio Turnover .....................................        12.34%(c)       21.84%

----------
(a) ABN AMRO Value Fund - Class I commenced investment operations on September 20, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 73

ABN AMRO Funds

VEREDUS SELECT GROWTH FUND - CLASS N                              APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                         SIX MONTHS
                                            ENDED           YEAR        YEAR         YEAR        PERIOD
                                          04/30/06         ENDED       ENDED        ENDED        ENDED
                                         (UNAUDITED)      10/31/05    10/31/04     10/31/03   10/31/02(a)
                                         -----------     ---------   ----------   ---------   -----------
Net Asset Value, Beginning of Period ..  $     11.88     $   10.31   $     9.33   $    7.30   $     10.00
                                         -----------     ---------   ----------   ---------   -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss ..............        (0.02)        (0.02)       (0.06)      (0.05)        (0.03)
     Net realized and unrealized gain
       (loss) on investments ..........         1.77          1.59         1.04        2.08         (2.67)
                                         -----------     ---------   ----------   ---------   -----------
       Total from investment
         operations ...................         1.75          1.57         0.98        2.03         (2.70)
                                         -----------     ---------   ----------   ---------   -----------
   LESS DISTRIBUTIONS:
     Distributions from net realized
       gain on investments ............        (0.01)           --           --          --            --
                                         -----------     ---------   ----------   ---------   -----------
       Total distributions ............        (0.01)           --           --          --            --
                                         -----------     ---------   ----------   ---------   -----------
Net increase (decrease) in net asset
   value ..............................         1.74          1.57         0.98        2.03         (2.70)
                                         -----------     ---------   ----------   ---------   -----------
Net Asset Value, End of Period ........  $     13.62     $   11.88   $    10.31   $    9.33   $      7.30
                                         ===========     =========   ==========   =========   ===========
TOTAL RETURN ..........................        14.69%(b)     15.23%       10.50%      27.98%       (27.10)%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period
      (in 000's) ......................  $    29,785     $  13,270   $    2,684   $   2,006   $     2,164
   Ratios of expenses to average net
     assets:
     Before reimbursement and/or waiver
       of expenses by Adviser .........         1.59%         2.57%        3.82%       4.31%         3.45%
     After reimbursement and/or waiver
       of expenses by Adviser .........         1.30%         1.30%        1.30%       1.30%         1.30%
   Ratios of net investment loss to
     average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser .........        (0.64)%       (1.76)%      (3.17)%     (3.59)%       (2.53)%
     After reimbursement and/or waiver
       of expenses by Adviser .........        (0.35)%       (0.49)%      (0.65)%     (0.58)%       (0.38)%
   Portfolio Turnover .................       133.47%(b)    202.37%      308.13%     444.75%     1,314.29%(b)

----------
(a) ABN AMRO/Veredus Select Growth Fund commenced investment operations on December 31, 2001.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 74

ABN AMRO Funds

MID CAP FUND - CLASS N                                            APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                          SIX MONTHS
                                            ENDED           YEAR       YEAR          YEAR          YEAR       YEAR
                                           04/30/06        ENDED       ENDED         ENDED         ENDED      ENDED
                                         (UNAUDITED)      10/31/05    10/31/04      10/31/03      10/31/02   10/31/01
                                         -----------     ---------   ---------     ---------     ---------   --------
Net Asset Value, Beginning of
   Period .............................  $     23.21     $   22.93   $   20.18     $   14.24     $   15.67   $  18.50
                                         -----------     ---------   ---------     ---------     ---------   --------
   INCOME FROM INVESTMENT
     OPERATIONS:
     Net investment loss ..............           --(a)      (0.02)      (0.08)(b)     (0.07)        (0.06)     (0.07)
     Net realized and unrealized
       gain (loss) on investments .....         2.94          1.04        2.90(b)       6.01         (1.12)      0.55
                                         -----------     ---------   ---------     ---------     ---------   --------
       Total from investment
         operations ...................         2.94          1.02        2.82          5.94         (1.18)      0.48
                                         -----------     ---------   ---------     ---------     ---------   --------
   LESS DISTRIBUTIONS:
     Distributions from net
       realized gain on investments ...        (0.91)        (0.74)      (0.07)           --         (0.25)     (3.31)
                                         -----------     ---------   ---------     ---------     ---------   --------
       Total distributions ............        (0.91)        (0.74)      (0.07)           --         (0.25)     (3.31)
                                         -----------     ---------   ---------     ---------     ---------   --------
Net increase (decrease) in net
   asset value ........................         2.03          0.28        2.75          5.94         (1.43)     (2.83)
                                         -----------     ---------   ---------     ---------     ---------   --------
Net Asset Value, End of Period ........  $     25.24     $   23.21   $   22.93     $   20.18     $   14.24   $  15.67
                                         ===========     =========   =========     =========     =========   ========
TOTAL RETURN ..........................        12.81%(c)      4.43%      14.08%        41.64%        (7.88)%     3.42%

RATIOS/SUPPLEMENTAL DATA:
     Net Assets, End of Period (in
       000's) .........................  $   602,033     $ 548,595   $ 385,325     $ 191,220     $  85,727   $ 40,265
     Ratios of expenses to average
       net assets:
       Before reimbursement and/or
         waiver of expenses by
         Adviser ......................         1.16%         1.23%       1.29%(d)      1.36%         1.38%      1.42%
       After reimbursement and/or
         waiver of expenses by
         Adviser ......................         1.16%         1.23%       1.29%(d)      1.34%(e)      1.30%      1.30%
     Ratios of net investment loss
       to average net assets:
       Before reimbursement and/or
         waiver of expenses by
         Adviser ......................        (0.02)%       (0.08)%     (0.38)%       (0.57)%       (0.61)%    (0.61)%
       After reimbursement and/or
         waiver of expenses by
         Adviser ......................        (0.02)%       (0.08)%     (0.38)%       (0.55)%       (0.53)%    (0.49)%
       Portfolio Turnover .............        16.95%(c)     27.42%      26.64%        59.35%        45.17%     77.15%

----------
(a)   Represents less than $(0.005) per share.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d) The Adviser's Fee, which affects the expense ratios, changed on December 22, 2003 from a flat fee of 0.80% of average net assets to a scaled fee arrangement of 0.80% of the first $100 million, 0.75% of the next $300 million and 0.70% over $400 million of the average daily net assets.

(e) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.30% to 1.40% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 75

ABN AMRO Funds

MID CAP FUND - CLASS I                                            APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED          YEAR         PERIOD
                                                          04/30/06         ENDED        ENDED
                                                         (UNAUDITED)     10/31/05    10/31/04(a)
                                                         -----------    ----------   -----------
Net Asset Value, Beginning of Period ..................  $     23.30    $    22.96   $     23.61
                                                         -----------    ----------   -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .....................         0.03          0.04            --(b)(c)
     Net realized and unrealized gain (loss) on
       investments ....................................         2.95          1.04         (0.65)(b)
                                                         -----------    ----------   -----------
       Total from investment operations ...............         2.98          1.08         (0.65)
                                                         -----------    ----------   -----------
   LESS DISTRIBUTIONS:
     Distributions from net realized gain on
       investment .....................................        (0.91)        (0.74)           --
                                                         -----------    ----------   -----------
       Total distributions ............................        (0.91)        (0.74)           --
                                                         -----------    ----------   -----------
Net increase (decrease) in net asset value ............         2.07          0.34         (0.65)
                                                         -----------    ----------   -----------
Net Asset Value, End of Period ........................  $     25.37    $    23.30   $     22.96
                                                         ===========    ==========   ===========
TOTAL RETURN ..........................................        12.99%(d)      4.69%        (2.80)%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...............  $    78,211    $   73,293   $    26,202
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of expenses by
       Adviser ........................................         0.89%         0.94%         0.98%
     After reimbursement and/or waiver of expenses by
       Adviser ........................................         0.89%         0.94%         0.98%
   Ratios of net investment income (loss) to average
     net assets:
     Before reimbursement and/or waiver of expenses by
       Adviser ........................................         0.25%         0.21%        (0.04)%
     After reimbursement and/or waiver of expenses by
       Adviser ........................................         0.25%         0.21%        (0.04)%
   Portfolio Turnover .................................        16.95%(d)     27.42%        26.64%

----------
(a) ABN AMRO Mid Cap Fund - Class I commenced investment operations on July 6, 2004.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Represents less than $0.005 per share.

(d)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 76

ABN AMRO Funds

MID CAP GROWTH FUND - CLASS N                                     APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                       PERIOD
                                                                        ENDED
                                                                     04/30/06(a)
                                                                     (UNAUDITED)
                                                                     -----------
Net Asset Value, Beginning of Period .............................   $     10.00
                                                                     -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss ........................................         (0.03)
      Net realized and unrealized gain on investments ............          0.49
                                                                     -----------
         Total from investment operations ........................          0.46
                                                                     -----------
Net increase in net asset value ..................................          0.46
                                                                     -----------
Net Asset Value, End of Period ...................................   $     10.46
                                                                     ===========
TOTAL RETURN .....................................................          4.60%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................   $     1,137
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..          8.63%
      After reimbursement and/or waiver of expenses by Adviser ...          1.40%
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ..         (7.99)%
      After reimbursement and/or waiver of expenses by Adviser ...         (0.76)%
   Portfolio Turnover ............................................          2.10%(b)

----------
(a) ABN AMRO Mid Cap Growth Fund - Class N commenced investment operations on December 29, 2005.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 77

ABN AMRO Funds

RIVER ROAD SMALL CAP VALUE FUND - CLASS N                         APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED           PERIOD
                                                                       04/30/06           ENDED
                                                                      (UNAUDITED)      10/31/05(a)
                                                                      -----------      -----------
Net Asset Value, Beginning of Period ...............................  $     10.28      $     10.00
                                                                      -----------      -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) .................................         0.03               --(b)
      Net realized and unrealized gain on investments ..............         2.19             0.28
                                                                      -----------      -----------
         Total from investment operations ..........................         2.22             0.28
                                                                      -----------      -----------
Net increase in net asset value ....................................         2.22             0.28
                                                                      -----------      -----------
Net Asset Value, End of Period .....................................  $     12.50      $     10.28
                                                                      ===========      ===========
TOTAL RETURN .......................................................        21.60%(c)         2.80%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............................  $    15,531      $     6,299
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ....         1.94%            2.86%
      After reimbursement and/or waiver of expenses by Adviser .....         1.50%            1.50%
   Ratios of net investment income(loss) to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ....         0.14%           (1.41)%
      After reimbursement and/or waiver of expenses by Adviser .....         0.58%           (0.05)%
   Portfolio Turnover ..............................................        54.17%(c)        20.82%(c)(d)

----------
(a) ABN AMRO/River Road Small Cap Value Fund commenced investment operations on June 28, 2005.

(b)   Represents less than $(0.005) per share.

(c)   Not Annualized.

(d) Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 78

ABN AMRO Funds

TAMRO SMALL CAP FUND - CLASS N                                    APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR       YEAR        YEAR          PERIOD
                                                04/30/06         ENDED          ENDED      ENDED       ENDED           ENDED
                                               (UNAUDITED)      10/31/05       10/31/04   10/31/03    10/31/02      10/31/01(a)
                                               -----------      --------      ---------   --------    --------      -----------
Net Asset Value, Beginning of Period ........  $     15.63      $  15.25      $   15.75   $  10.49    $  10.75      $     10.00
                                               -----------      --------      ---------   --------    --------      -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss) ..........        (0.04)        (0.07)(b)      (0.09)     (0.01)      (0.02)(b)         0.06
      Net realized and unrealized gain
         (loss) on investments ..............         3.93          1.45(b)        1.62       5.27       (0.14)(b)         0.72
                                               -----------      --------      ---------   --------    --------      -----------
         Total from investment operations ...         3.89          1.38           1.53       5.26       (0.16)            0.78
                                               -----------      --------      ---------   --------    --------      -----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess of
         net investment income ..............           --            --             --         --       (0.02)           (0.03)
      Distributions from net realized
         gain on investments ................           --         (1.00)         (2.03)        --       (0.08)              --
                                               -----------      --------      ---------   --------    --------      -----------
         Total distributions ................           --         (1.00)         (2.03)        --       (0.10)           (0.03)
                                               -----------      --------      ---------   --------    --------      -----------
Net increase (decrease) in net asset value ..         3.89          0.38          (0.50)      5.26       (0.26)            0.75
                                               -----------      --------      ---------   --------    --------      -----------
Net Asset Value, End of Period ..............  $     19.52      $  15.63      $   15.25   $  15.75    $  10.49      $     10.75
                                               ===========      ========      =========   ========    ========      ===========
TOTAL RETURN ................................        24.89%(c)      9.16%         10.17%     50.14%      (1.59)%           7.74%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $   164,957      $148,950      $ 112,809   $ 60,932    $ 40,407      $     2,000
   Ratios of expenses to average net
      assets:
      Before reimbursement and/or waiver
         of expenses by Adviser .............         1.39%         1.41%          1.42%      1.44%       1.52%            5.46%
      After reimbursement and/or waiver
         of expenses by Adviser .............         1.30%         1.30%          1.30%      1.30%       1.30%            1.30%
   Ratios of net investment income (loss)
      to average net assets:
      Before reimbursement and/or waiver
         of expenses by Adviser .............        (0.58)%       (0.58)%        (0.89)%    (0.21)%     (0.34)%          (3.49)%
      After reimbursement and/or waiver
         of expenses by Adviser .............        (0.49)%       (0.47)%        (0.77)%    (0.07)%     (0.12)%           0.67%
   Portfolio Turnover .......................        31.28%(c)     56.28%        102.56%    115.42%     266.78%          175.17%(c)

----------
(a) ABN AMRO/TAMRO Small Cap Fund - Class N commenced investment operations on November 30, 2000.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 79

ABN AMRO Funds

TAMRO SMALL CAP FUND - CLASS I                                    APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED           PERIOD
                                                                      04/30/06           ENDED
                                                                     (UNAUDITED)      10/31/05(a)
                                                                     -----------      -----------
Net Asset Value, Beginning of Period ..............................  $     15.67      $     15.32
                                                                     -----------      -----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .........................................        (0.03)           (0.04)(b)
      Net realized and unrealized gain on investments .............         3.96             0.39(b)
                                                                     -----------      -----------
         Total from investment operations .........................         3.93             0.35
                                                                     -----------      -----------
Net increase in net asset value ...................................         3.93             0.35
                                                                     -----------      -----------
Net Asset Value, End of Period ....................................  $     19.60      $     15.67
                                                                     ===========      ===========
TOTAL RETURN ......................................................        25.08%(c)         2.28%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........................  $    36,424      $    11,432
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...         1.08%            1.16%
      After reimbursement and/or waiver of expenses by Adviser ....         0.99%            1.05%
   Ratios of net investment loss to average net assets:
      Before reimbursement and/or waiver of expenses by Adviser ...        (0.27)%          (0.39)%
      After reimbursement and/or waiver of expenses by Adviser ....        (0.18)%          (0.28)%
   Portfolio Turnover .............................................        31.28%(c)        56.28%

----------
(a) ABN AMRO/TAMRO Small Cap Fund - Class I commenced investment operations on January 4, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 80

ABN AMRO Funds

VEREDUS AGGRESSIVE GROWTH FUND - CLASS N                          APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED           YEAR        YEAR        YEAR          YEAR        YEAR
                                                  04/30/06         ENDED       ENDED       ENDED         ENDED       ENDED
                                                 (UNAUDITED)      10/31/05    10/31/04    10/31/03      10/31/02    10/31/01
                                                 -----------      --------    --------    --------      --------    --------
Net Asset Value, Beginning of Period ..........  $     18.35      $  16.26    $  15.24    $  11.44      $  17.55    $  22.51
                                                 -----------      --------    --------    --------      --------    --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss .....................        (0.12)        (0.20)      (0.18)      (0.10)        (0.14)      (0.13)
      Net realized and unrealized gain
         (loss) on investments ................         3.22          2.29        1.20        3.90         (5.97)      (1.72)
                                                 -----------      --------    --------    --------      --------    --------
         Total from investment operations .....         3.10          2.09        1.02        3.80         (6.11)      (1.85)
                                                 -----------      --------    --------    --------      --------    --------
   LESS DISTRIBUTIONS:
      Distributions from net realized
         gain on investments ..................           --            --          --          --            --       (3.11)
                                                 -----------      --------    --------    --------      --------    --------
         Total distributions ..................           --            --          --          --            --       (3.11)
                                                 -----------      --------    --------    --------      --------    --------
Net increase (decrease) in net asset value ....         3.10          2.09        1.02        3.80         (6.11)      (4.96)
                                                 -----------      --------    --------    --------      --------    --------
Net Asset Value, End of Period ................  $     21.45      $  18.35    $  16.26    $  15.24      $  11.44    $  17.55
                                                 ===========      ========    ========    ========      ========    ========
TOTAL RETURN ..................................        16.84%(b)     12.85%       6.69%      33.10%       (34.76)%    (10.08)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .......  $   569,397      $549,452    $524,737    $444,207      $314,317    $268,271
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................         1.41%         1.42%       1.43%       1.50%         1.48%       1.44%
      After reimbursement and/or waiver of
         expenses by Adviser ..................         1.41%         1.42%       1.43%       1.46%(a)      1.40%       1.40%
   Ratios of net investment loss
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ..................        (1.11)%       (1.06)%     (1.18)%     (0.97)%       (1.15)%     (0.87)%
      After reimbursement and/or waiver of
         expenses by Adviser ..................        (1.11)%       (1.06)%     (1.18)%     (0.93)%       (1.07)%     (0.83)%
      Portfolio Turnover ......................        67.21%(b)    140.04%     118.89%     159.64%       162.80%     177.30%

----------
(a) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.40% to 1.49% on March 1, 2003.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 81

ABN AMRO Funds

VEREDUS AGGRESSIVE GROWTH FUND - CLASS I                          APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                   ENDED            YEAR        YEAR        YEAR          YEAR        PERIOD
                                                  04/30/06         ENDED       ENDED        ENDED         ENDED        ENDED
                                                (UNAUDITED)       10/31/05    10/31/04    10/31/03      10/31/02    10/31/01(a)
                                                -----------      ---------   ---------    --------      --------    -----------
Net Asset Value, Beginning of Period .........  $     18.57      $   16.40   $   15.33    $  11.48      $  17.56    $     17.88
                                                -----------      ---------   ---------    --------      --------    -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss .....................        (0.08)         (0.12)      (0.15)      (0.08)        (0.19)            --
     Net realized and unrealized gain
       (loss) on investments .................         3.23           2.29        1.22        3.93         (5.89)         (0.32)
                                                -----------      ---------   ---------    --------      --------    -----------
       Total from investment operations ......         3.15           2.17        1.07        3.85         (6.08)         (0.32)
                                                -----------      ---------   ---------    --------      --------    -----------
Net increase (decrease) in net asset value ...         3.15           2.17        1.07        3.85         (6.08)         (0.32)
                                                -----------      ---------   ---------    --------      --------    -----------
Net Asset Value, End of Period ...............  $     21.72      $   18.57   $   16.40    $  15.33      $  11.48    $     17.56
                                                ===========      =========   =========    ========      ========    ===========
TOTAL RETURN .................................        16.96%(b)      13.23%       6.98%      33.54%       (34.62)%        (1.79)%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......  $   189,460      $ 156,286   $ 114,607    $ 77,660      $ 52,808    $     5,497
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ...................         1.13%          1.14%       1.15%       1.20%         1.19%          1.16%
     After reimbursement and/or waiver of
       expenses by Adviser ...................         1.13%          1.14%       1.15%       1.16%(c)      1.11%          1.12%
   Ratios of net investment loss
     to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ...................        (0.83)%        (0.78)      (0.90)%     (0.67)%       (0.86)%        (0.59)%
     After reimbursement and/or waiver of
       expenses by Adviser ...................        (0.83)%        (0.78)      (0.90)%     (0.63)%       (0.78)%        (0.55)%
   Portfolio Turnover ........................        67.21%(b)     140.04%     118.89%     159.64%       162.80%        177.30%(b)

----------
(a) ABN AMRO/Veredus Aggressive Growth Fund - Class I commenced investment operations on October 5, 2001.

(b)   Not Annualized.

(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.15% to 1.24% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 82

ABN AMRO Funds

REAL ESTATE FUND - CLASS N
                                                                  APRIL 30, 2006
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED           YEAR         YEAR       YEAR       YEAR     TEN MONTHS        YEAR
                                            04/30/06         ENDED        ENDED      ENDED      ENDED       ENDED          ENDED
                                          (UNAUDITED)      10/31/05     10/31/04   10/31/03   10/31/02    10/31/01       12/31/00
                                          -----------      --------     --------   --------   --------   ----------      --------
Net Asset Value, Beginning of Period .... $     16.23      $  14.56     $  11.52   $   9.23   $   9.15   $     9.47      $   7.72
                                          -----------      --------     --------   --------   --------   ----------      --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ...............        0.21(a)       0.46(a)      0.44       0.40       0.39         0.34          0.42(a)
    Net realized and unrealized gain
      (loss) on investments .............        2.20(a)       2.10(a)      3.02       2.54       0.24        (0.39)         1.75(a)
                                          -----------      --------     --------   --------   --------   ----------      --------
      Total from investment operations ..        2.41          2.56         3.46       2.94       0.63        (0.05)         2.17
                                          -----------      --------     --------   --------   --------   ----------      --------
  LESS DISTRIBUTIONS:
    Distributions from and in excess
      of net investment income ..........       (0.10)        (0.26)       (0.30)     (0.24)     (0.33)       (0.27)        (0.33)
    Distributions from net realized
      gain on investments ...............       (1.85)        (0.63)       (0.12)     (0.41)     (0.22)          --            --
    Distributions from paid in capital ..          --            --           --         --         --           --         (0.09)
                                          -----------      --------     --------   --------   --------   ----------      --------
      Total distributions ...............       (1.95)        (0.89)       (0.42)     (0.65)     (0.55)       (0.27)        (0.42)
                                          -----------      --------     --------   --------   --------   ----------      --------
Net increase (decrease) in net asset
  value .................................        0.46          1.67         3.04       2.29       0.08        (0.32)         1.75
                                          -----------      --------     --------   --------   --------   ----------      --------
Net Asset Value, End of Period .......... $     16.69      $  16.23     $  14.56   $  11.52   $   9.23   $     9.15      $   9.47
                                          ===========      ========     ========   ========   ========   ==========      ========
TOTAL RETURN ............................       15.99%(b)     18.06%       30.73%     33.71%      6.62%       (0.46)%(b)    28.77%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .. $    61,314      $ 54,851     $ 72,451   $ 47,777   $ 19,924   $   15,242      $ 21,744
  Ratios of expenses to average net
    assets:
    Before reimbursement and/or waiver
      of expenses by Adviser ............        1.47%         1.45%        1.46%      1.56%      1.68%        1.63%         1.70%
    After reimbursement and/or waiver
      of expenses by Adviser ............        1.37%         1.37%        1.37%      1.37%      1.37%        1.33%         1.39%
  Ratios of net investment income
    to average net assets:
    Before reimbursement and/or waiver
      of expenses by Adviser ............        2.54%         2.91%        3.50%      4.10%      3.80%        4.01%         4.87%
    After reimbursement and/or waiver
      of expenses by Adviser ............        2.64%         2.99%        3.59%      4.29%      4.11%        4.31%         5.19%
  Portfolio Turnover ....................       39.73%(b)     43.14%       24.28%     13.11%     36.69%       17.95%(b)     25.00%

----------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 83

ABN AMRO Funds

REAL ESTATE FUND - CLASS I                                        APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                       SIX MONTHS
                                                                          ENDED           PERIOD
                                                                        04/30/06           ENDED
                                                                       (UNAUDITED)      10/31/05(a)
                                                                       -----------      -----------
Net Asset Value, Beginning of Period ...............................   $     16.23      $     16.64
                                                                       -----------      -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .........................................          0.24(b)          0.10(b)
     Net realized and unrealized gain (loss) on investments ........          2.19(b)         (0.51)(b)
                                                                       -----------      -----------
       Total from investment operations ............................          2.43            (0.41)
                                                                       -----------      -----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment income .....         (0.12)              --
     Distributions from net realized gain on investments ...........         (1.85)              --
                                                                       -----------      -----------
       Total distributions .........................................         (1.97)              --
                                                                       -----------      -----------
Net increase (decrease) in net asset value .........................          0.46            (0.41)
                                                                       -----------      -----------
Net Asset Value, End of Period .....................................   $     16.69      $     16.23
                                                                       ===========      ===========
TOTAL RETURN .......................................................         16.14%(c)        (2.46)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ............................   $    42,586      $    32,711
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser .....          1.22%            1.32%
     After reimbursement and/or waiver of expenses by Adviser ......          1.12%            1.11%
   Ratios of net investment income to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser .....          2.79%            5.11%
     After reimbursement and/or waiver of expenses by Adviser ......          2.89%            5.32%
   Portfolio Turnover ..............................................         39.73%(c)        43.14%

----------
(a) ABN AMRO Real Estate Fund - Class I commenced investment operations on September 20, 2005.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 84

ABN AMRO Funds

VEREDUS SCITECH FUND - CLASS N                                    APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                          ENDED           YEAR        YEAR        YEAR          YEAR        YEAR
                                                         04/30/06        ENDED       ENDED        ENDED         ENDED      ENDED
                                                       (UNAUDITED)      10/31/05    10/31/04    10/31/03      10/31/02    10/31/01
                                                       -----------      --------    --------    --------      --------    --------
Net Asset Value, Beginning of Period ................  $      7.11      $   6.78    $   7.18    $   4.89      $   7.57    $   8.93
                                                       -----------      --------    --------    --------      --------    --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ...................        (0.05)        (0.11)      (0.10)      (0.05)        (0.08)       0.02
     Net realized and unrealized gain (loss) on
       investments ..................................         1.37          0.44       (0.30)       2.34         (2.60)      (1.32)
                                                       -----------      --------    --------    --------      --------    --------
       Total from investment operations .............         1.32          0.33       (0.40)       2.29         (2.68)      (1.30)
                                                       -----------      --------    --------    --------      --------    --------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income ............................           --            --          --          --            --       (0.06)
                                                       -----------      --------    --------    --------      --------    --------
       Total distributions ..........................           --            --          --          --            --       (0.06)
                                                       -----------      --------    --------    --------      --------    --------
Net increase (decrease) in net asset value ..........         1.32          0.33       (0.40)       2.29         (2.68)      (1.36)
                                                       -----------      --------    --------    --------      --------    --------
Net Asset Value, End of Period ......................  $      8.43      $   7.11    $   6.78    $   7.18      $   4.89    $   7.57
                                                       ===========      ========    ========    ========      ========    ========
TOTAL RETURN ........................................        18.57%(a)      4.71%      (5.43)%     46.83%       (35.40)%    (14.49)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .............  $     4,679      $  4,554    $  7,135    $  4,314      $  2,206    $  2,566
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ..........................         3.06%         2.89%       2.38%       4.65%         3.70%       3.88%
     After reimbursement and/or waiver of
       expenses by Adviser ..........................         1.60%         1.60%       1.60%       1.57%(b)      1.50%       1.50%
   Ratios of net investment income (loss) to
     average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ..........................        (2.56)%       (2.59)%     (2.21)%     (4.42)%       (3.50)%     (2.13)%
     After reimbursement and/or waiver of
       expenses by Adviser ..........................        (1.10)%       (1.30)%     (1.43)%     (1.34)%       (1.30)%      0.25%
   Portfolio Turnover ...............................       140.75%(a)    236.92%     251.03%     492.93%       496.86%     481.21%

----------
(a)   Not Annualized.

(b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.50% to 1.60% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 85

ABN AMRO Funds

BALANCED FUND - CLASS N
                                                                  APRIL 30, 2006
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                          ENDED            YEAR        YEAR        YEAR        YEAR         YEAR
                                                         04/30/06         ENDED       ENDED        ENDED       ENDED       ENDED
                                                       (UNAUDITED)       10/31/05    10/31/04    10/31/03    10/31/02     10/31/01
                                                       -----------      ---------   ---------   ---------   ---------    ---------
Net Asset Value, Beginning of Period. ...............  $     10.84      $   11.32   $   11.07   $   10.10   $   10.77    $   14.23
                                                       -----------      ---------   ---------   ---------   ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) .......................         0.05           0.16        0.14        0.13        0.19         0.26
     Net realized and unrealized gain
       (loss) on investments(a) .....................         0.43           0.20        0.27        0.99       (0.64)       (2.09)
                                                       -----------      ---------   ---------   ---------   ---------    ---------
       Total from investment operations .............         0.48           0.36        0.41        1.12       (0.45)       (1.83)
                                                       -----------      ---------   ---------   ---------   ---------    ---------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of
       net investment income ........................        (0.08)         (0.19)      (0.16)      (0.15)      (0.20)       (0.27)
     Distributions from net realized
       gain on investments ..........................        (0.59)         (0.65)         --          --       (0.02)       (1.36)
                                                       -----------      ---------   ---------   ---------   ---------    ---------
       Total distributions ..........................        (0.67)         (0.84)      (0.16)      (0.15)      (0.22)       (1.63)
                                                       -----------      ---------   ---------   ---------   ---------    ---------
Net increase (decrease) in net asset value ..........        (0.19)         (0.48)       0.25        0.97       (0.67)       (3.46)
                                                       -----------      ---------   ---------   ---------   ---------    ---------
Net Asset Value, End of Period ......................  $     10.65      $   10.84   $   11.32   $   11.07   $   10.10    $   10.77
                                                       ===========      =========   =========   =========   =========    =========
TOTAL RETURN ........................................         4.50%(b)       3.20%       3.73%      11.23%      (4.33)%     (13.41)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .............  $    76,836      $ 173,051   $ 230,244   $ 320,108   $ 300,830    $ 342,520
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser .......................         1.12%          1.09%       1.07%       1.07%       1.07%        1.07%
     After reimbursement and/or waiver
       of expenses by Adviser .......................         1.12%          1.09%       1.07%       1.07%       1.07%        1.07%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser(a) ....................         1.36%          1.53%       1.20%       1.30%       1.78%        2.10%
     After reimbursement and/or waiver
       of expenses by Adviser(a) ....................         1.36%          1.53%       1.20%       1.30%       1.78%        2.10%
     Portfolio Turnover .............................        19.86%(b)      28.76%      28.32%      47.90%      47.27%       35.25%

----------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.01), $0.01, (0.07)% and (0.07)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 86

ABN AMRO Funds

MONTAG & CALDWELL BALANCED FUND - CLASS N                         APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED           YEAR            YEAR         YEAR          YEAR         YEAR
                                                 04/30/06         ENDED          ENDED         ENDED        ENDED        ENDED
                                               (UNAUDITED)      10/31/05       10/31/04      10/31/03     10/31/02     10/31/01
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net Asset Value, Beginning of Period ........  $     16.41     $    15.81     $    15.57    $    14.82   $    16.49   $    18.61
                                               -----------     ----------     ----------    ----------   ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) ...............         0.09(b)        0.17(b)        0.19(b)       0.21         0.29         0.36
     Net realized and unrealized gain (loss)
       on investments(a) ....................         0.42(b)        0.67(b)        0.30(b)       0.78        (1.66)       (1.50)
                                               -----------     ----------     ----------    ----------   ----------   ----------
       Total from investment operations .....         0.51           0.84           0.49          0.99        (1.37)       (1.14)
                                               -----------     ----------     ----------    ----------   ----------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income ....................        (0.13)         (0.24)         (0.25)        (0.24)       (0.30)       (0.36)
     Distributions from net realized gain
       on investments .......................           --             --             --            --           --        (0.62)
                                               -----------     ----------     ----------    ----------   ----------   ----------
       Total distributions ..................        (0.13)         (0.24)         (0.25)        (0.24)       (0.30)       (0.98)
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net increase (decrease) in net asset value ..         0.38           0.60           0.24          0.75        (1.67)       (2.12)
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net Asset Value, End of Period ..............  $     16.79     $    16.41     $    15.81    $    15.57   $    14.82   $    16.49
                                               ===========     ==========     ==========    ==========   ==========   ==========
TOTAL RETURN ................................         3.15%(c)       5.27%          3.15%         6.79%       (8.42)%      (6.34)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $    39,476     $   48,759     $   93,935    $  105,669   $   82,126   $  126,690
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ..................         1.31%          1.16%          1.13%         1.15%        1.14%        1.12%
     After reimbursement and/or waiver of
       expenses by Adviser ..................         1.31%          1.16%          1.13%         1.15%        1.14%        1.12%
   Ratios of net investment income to
      average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser(a) ...............         1.09%          1.04%          1.18%         1.43%        1.74%        1.99%
     After reimbursement and/or waiver of
       expenses by Adviser(a) ...............         1.09%          1.04%          1.18%         1.43%        1.74%        1.99%
   Portfolio Turnover .......................        16.03%(c)      33.43%         35.90%        41.18%       32.87%       44.80%

----------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.03), $0.03, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b) The selected per share data was calculated using the weighed average shares outstanding method for the period.

(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 87

ABN AMRO Funds

MONTAG & CALDWELL BALANCED FUND - CLASS I                         APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                  ENDED          YEAR           YEAR          YEAR         YEAR         YEAR
                                                 04/30/06        ENDED          ENDED         ENDED        ENDED        ENDED
                                               (UNAUDITED)      10/31/05       10/31/04      10/31/03     10/31/02     10/31/01
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net Asset Value, Beginning of Period ........  $     16.39     $    15.81     $    15.57    $    14.82   $    16.49   $    18.62
                                               -----------     ----------     ----------    ----------   ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) ...............         0.11(b)        0.21(b)        0.23(b)       0.25         0.32         0.38
     Net realized and unrealized gain (loss)
       on investments(a) ....................         0.42(b)        0.66(b)        0.30(b)       0.78        (1.64)       (1.49)
                                               -----------     ----------     ----------    ----------   ----------   ----------
       Total from investment operations .....         0.53           0.87           0.53          1.03        (1.32)       (1.11)
                                               -----------     ----------     ----------    ----------   ----------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income ....................        (0.15)         (0.29)         (0.29)        (0.28)       (0.35)       (0.40)
     Distributions from net realized gain
       on investments .......................           --             --             --            --           --        (0.62)
                                               -----------     ----------     ----------    ----------   ----------   ----------
       Total distributions ..................        (0.15)         (0.29)         (0.29)        (0.28)       (0.35)       (1.02)
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net increase (decrease) in net asset value ..         0.38           0.58           0.24          0.75        (1.67)       (2.13)
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net Asset Value, End of Period ..............  $     16.77     $    16.39     $    15.81    $    15.57   $    14.82   $    16.49
                                               ===========     ==========     ==========    ==========   ==========   ==========
TOTAL RETURN ................................         3.22%(c)       5.50%          3.41%         7.06%       (8.18)%      (6.13)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $    13,296     $   19,609     $   79,936    $  141,031   $  133,379   $  179,688
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ..................         1.05%          0.91%          0.87%         0.89%        0.87%        0.87%
     After reimbursement and/or waiver of
       expenses by Adviser ..................         1.05%          0.91%          0.87%         0.89%        0.87%        0.87%
   Ratios of net investment income to
     average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser(a) ...............         1.35%          1.29%          1.44%         1.69%        2.01%        2.25%
     After reimbursement and/or waiver of
       expenses by Adviser(a) ...............         1.35%          1.29%          1.44%         1.69%        2.01%        2.25%
   Portfolio Turnover .......................        16.03%(c)      33.43%         35.90%        41.18%       32.87%       44.80%

----------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.02), $0.02, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 88

ABN AMRO Funds

BOND FUND - CLASS N                                               APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED           YEAR           YEAR          YEAR         YEAR         YEAR
                                                04/30/06          ENDED          ENDED         ENDED        ENDED        ENDED
                                               (UNAUDITED)      10/31/05       10/31/04      10/31/03     10/31/02     10/31/01
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net Asset Value, Beginning of Period ........  $      9.69     $    10.13     $    10.07    $    10.06   $    10.34   $     9.73
                                               -----------     ----------     ----------    ----------   ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) ...............         0.22(b)        0.42(b)        0.43          0.39         0.51         0.61
     Net realized and unrealized gain (loss)
       on investments(a) ....................        (0.19)(b)      (0.38)(b)       0.13          0.07        (0.24)        0.62
                                               -----------     ----------     ----------    ----------   ----------   ----------
       Total from investment operations .....         0.03           0.04           0.56          0.46         0.27         1.23
                                               -----------     ----------     ----------    ----------   ----------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income ....................        (0.23)         (0.48)         (0.50)        (0.45)       (0.55)       (0.62)
                                               -----------     ----------     ----------    ----------   ----------   ----------
       Total distributions ..................        (0.23)         (0.48)         (0.50)        (0.45)       (0.55)       (0.62)
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net increase (decrease) in net asset value ..        (0.20)         (0.44)          0.06          0.01        (0.28)        0.61
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net Asset Value, End of Period ..............  $      9.49     $     9.69     $    10.13    $    10.07   $    10.06   $    10.34
                                               ===========     ==========     ==========    ==========   ==========   ==========
TOTAL RETURN ................................         0.35%(c)       0.40%          5.66%         4.58%        2.80%       13.09%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $   108,504     $  138,807     $  154,079    $  202,021   $  229,676   $  369,597
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ..................         0.98%          0.95%          0.92%         0.92%        0.92%        0.96%
     After reimbursement and/or waiver of
       expenses by Adviser ..................         0.74%          0.74%          0.74%         0.74%        0.74%        0.74%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser(a) ...............         4.32%          3.98%          4.08%         3.69%        4.87%        5.90%
     After reimbursement and/or waiver of
       expenses by Adviser(a) ...............         4.56%          4.19%          4.26%         3.87%        5.05%        6.12%
   Portfolio Turnover .......................        53.42%(c)      41.33%         46.80%       126.94%       77.19%       61.78%

----------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.03), $0.03, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 89

ABN AMRO Funds

BOND FUND - CLASS I                                               APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED          YEAR           YEAR          YEAR         YEAR         YEAR
                                                 04/30/06         ENDED          ENDED         ENDED        ENDED        ENDED
                                               (UNAUDITED)      10/31/05       10/31/04      10/31/03     10/31/02     10/31/01
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net Asset Value, Beginning of Period. .......  $      9.69     $    10.13     $    10.07    $    10.06   $    10.34   $     9.73
                                               -----------     ----------     ----------    ----------   ----------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income(a) ...............         0.23(b)        0.44(b)        0.45          0.41         0.56         0.64
     Net realized and unrealized gain (loss)
       on investments(a) ....................        (0.18)(b)      (0.37)(b)       0.13          0.07        (0.26)        0.62
                                               -----------     ----------     ----------    ----------   ----------   ----------
       Total from investment operations .....         0.05           0.07           0.58          0.48         0.30         1.26
                                               -----------     ----------     ----------    ----------   ----------   ----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of
       net investment income ................        (0.25)         (0.51)         (0.52)        (0.47)       (0.58)       (0.65)
                                               -----------     ----------     ----------    ----------   ----------   ----------
       Total distributions ..................        (0.25)         (0.51)         (0.52)        (0.47)       (0.58)       (0.65)
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net increase (decrease) in net asset value ..        (0.20)         (0.44)          0.06          0.01        (0.28)        0.61
                                               -----------     ----------     ----------    ----------   ----------   ----------
Net Asset Value, End of Period ..............  $      9.49     $     9.69     $    10.13    $    10.07   $    10.06   $    10.34
                                               ===========     ==========     ==========    ==========   ==========   ==========
TOTAL RETURN ................................         0.47%(c)       0.65%          5.93%         4.85%        3.07%       13.36%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .....  $    51,590     $   72,876     $  278,712    $  300,363   $  262,924   $   79,444
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser ..................         0.73%          0.70%          0.67%         0.67%        0.67%        0.71%
     After reimbursement and/or waiver of
       expenses by Adviser ..................         0.49%          0.49%          0.49%         0.49%        0.49%        0.49%
   Ratios of net investment income to
      average net assets:
     Before reimbursement and/or waiver of
       expenses by Adviser(a) ...............         4.57%          4.23%          4.34%         3.94%        5.12%        6.15%
     After reimbursement and/or waiver of
       expenses by Adviser(a) ...............         4.81%          4.44%          4.52%         4.12%        5.30%        6.37%
   Portfolio Turnover .......................        53.42%(c)      41.33%         46.80%       126.94%       77.19%       61.78%

----------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.01), $0.01, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 90

ABN AMRO Funds

INVESTMENT GRADE BOND FUND - CLASS N                              APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED         YEAR       YEAR          PERIOD
                                                                     04/30/06        ENDED      ENDED         ENDED
                                                                    (UNAUDITED)    10/31/05   10/31/04     10/31/03(a)
                                                                    ----------     --------   --------     -----------
Net Asset Value, Beginning of Period .............................  $     9.14     $   9.49   $   9.82     $     10.08
                                                                    ----------     --------   --------     -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .......................................        0.16         0.31       0.31(b)         0.10(b)
     Net realized and unrealized gain (loss) on investments ......       (0.12)       (0.29)      0.02(b)        (0.23)(b)
                                                                    ----------     --------   --------     -----------
       Total from investment operations ..........................        0.04         0.02       0.33           (0.13)
                                                                    ----------     --------   --------     -----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net investment
       income ....................................................       (0.18)       (0.37)     (0.38)          (0.13)
     Distributions from net realized gain on investments .........          --           --      (0.28)             --
                                                                    ----------     --------   --------     -----------
       Total distributions .......................................       (0.18)       (0.37)     (0.66)          (0.13)
                                                                    ----------     --------   --------     -----------
Net decrease in net asset value ..................................       (0.14)       (0.35)     (0.33)          (0.26)
                                                                    ----------     --------   --------     -----------
Net Asset Value, End of Period ...................................  $     9.00     $   9.14   $   9.49     $      9.82
                                                                    ==========     ========   ========     ===========
TOTAL RETURN .....................................................        0.48%(c)     0.21%      3.51%          (1.24)%(c)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ..........................  $    3,421     $  3,632   $  1,557     $       257
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser ...        1.16%        1.10%      1.13%(d)        1.18%
     After reimbursement and/or waiver of expenses by Adviser ....        0.89%        0.89%      0.89%(d)        0.89%
   Ratios of net investment income to average net assets:
     Before reimbursement and/or waiver of expenses by Adviser ...        3.42%        3.21%      2.98%           2.58%
     After reimbursement and/or waiver of expenses by Adviser ....        3.69%        3.42%      3.22%           2.87%
   Portfolio Turnover ............................................       12.56%(c)    38.87%     53.67%         105.35%

----------
(a) ABN AMRO Investment Grade Bond Fund - Class N commenced operations on June 30, 2003.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d) The Adviser's fee, which affects the expense ratios, changed from 0.70% to 0.50% on March 1, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 91

ABN AMRO Funds

INVESTMENT GRADE BOND FUND - CLASS I(a)                           APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED           YEAR         YEAR           YEAR        SIX MONTHS        YEAR       YEAR
                                     04/30/06          ENDED        ENDED          ENDED         ENDED          ENDED      ENDED
                                    (UNAUDITED)      10/31/05     10/31/04       10/31/03       10/31/02       4/30/02    4/30/01
                                    -----------     ----------   ----------     ----------     ----------     --------   --------
Net Asset Value, Beginning of
  Period ........................   $      9.14     $     9.49   $     9.82     $    10.33     $     9.96     $   9.88   $   9.54
                                    -----------     ----------   ----------     ----------     ----------     --------   --------
   INCOME FROM INVESTMENT
     OPERATIONS:
     Net investment income ......          0.17           0.33         0.33(b)        0.34(b)        0.24         0.54       0.57
     Net realized and unrealized
       gain (loss) on
       investments ..............         (0.11)         (0.29)        0.02(b)       (0.10)(b)       0.41         0.08       0.34
                                    -----------     ----------   ----------     ----------     ----------     --------   --------
       Total from investment
         operations .............          0.06           0.04         0.35           0.24           0.65         0.62       0.91
                                    -----------     ----------   ----------     ----------     ----------     --------   --------
   LESS DISTRIBUTIONS:
     Distributions from and in
       excess of net investment
       income ...................         (0.20)         (0.39)       (0.40)         (0.44)         (0.28)       (0.54)     (0.57)
     Distributions from net
       realized gain on
       investments ..............            --             --        (0.28)         (0.31)            --           --         --
                                    -----------     ----------   ----------     ----------     ----------     --------   --------
       Total distributions ......         (0.20)         (0.39)       (0.68)         (0.75)         (0.28)       (0.54)     (0.57)
                                    -----------     ----------   ----------     ----------     ----------     --------   --------
Net increase (decrease) in net
  asset value ...................         (0.14)         (0.35)       (0.33)         (0.51)          0.37         0.08       0.34
                                    -----------     ----------   ----------     ----------     ----------     --------   --------
Net Asset Value, End of Period ..   $      9.00     $     9.14   $     9.49     $     9.82     $    10.33     $   9.96   $   9.88
                                    ===========     ==========   ==========     ==========     ==========     ========   ========
TOTAL RETURN ....................          0.60%(c)       0.45%        3.75%          2.47%          6.60%(c)     6.38%      9.76%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in
     000's) .....................   $    27,705     $   32,405   $   40,996     $   48,773     $   54,748     $ 83,142   $ 90,771
   Ratios of expenses to average
     net assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser ..................          0.91%          0.85%        0.88%(d)       0.93%          1.06%        1.05%      1.05%
     After reimbursement and/or
       waiver of expenses by
       Adviser ..................          0.64%          0.64%        0.64%(d)       0.64%          0.65%        0.60%      0.60%
   Ratios of net investment
     income to average net
     assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser ..................          3.67%          3.46%        3.23%          3.14%          4.11%        4.93%      5.39%
     After reimbursement and/or
       waiver of expenses by
       Adviser ..................          3.94%          3.67%        3.47%          3.43%          4.52%        5.38%      5.84%
   Portfolio Turnover ...........         12.56%(c)      38.87%       53.67%        105.35%         80.49%(c)    17.00%     28.00%

----------
(a) Prior to June 17, 2002, the ABN AMRO Investment Grade Bond Fund was known as Independence One Fixed Income Fund. The information presented in the table represents financial and performance history of Independence One Fixed Income Trust Class.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Not Annualized.

(d) The Adviser's fee, which affects the expense ratios, changed from 0.70% to 0.50% on March 1, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 92

ABN AMRO Funds

HIGH YIELD BOND FUND - CLASS N                                    APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                         ENDED             YEAR        YEAR       PERIOD
                                                        04/30/06           ENDED       ENDED       ENDED
                                                      (UNAUDITED)        10/31/05    10/31/04   10/31/03(a)
                                                      -----------       ---------   ---------   -----------
Net Asset Value, Beginning of Period. .............   $      9.95       $   10.44   $   10.15   $     10.00
                                                      -----------       ---------   ---------   -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ........................          0.34(b)         0.67        0.66          0.18
     Net realized and unrealized gain (loss) on
       investments ................................            --(b)(c)     (0.37)       0.35          0.17
                                                      -----------       ---------   ---------   -----------
       Total from investment operations ...........          0.34            0.30        1.01          0.35
                                                      -----------       ---------   ---------   -----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income ..........................         (0.36)          (0.73)      (0.72)        (0.20)
     Distribution from net realized gain on
       investments ................................            --           (0.06)         --            --
                                                      -----------       ---------   ---------   -----------
       Total distributions ........................         (0.36)          (0.79)      (0.72)        (0.20)
                                                      -----------       ---------   ---------   -----------
Net increase (decrease) in net asset value ........         (0.02)          (0.49)       0.29          0.15
                                                      -----------       ---------   ---------   -----------
Net Asset Value, End of Period ....................   $      9.93       $    9.95   $   10.44   $     10.15
                                                      ===========       =========   =========   ===========
TOTAL RETURN ......................................          3.48%(d)        2.88%      10.26%         3.67%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........   $     5,092       $  11,019   $  10,937   $    10,425
     Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of expenses
       by Adviser .................................          1.33%           1.31%       1.26%         1.25%
     After reimbursement and/or waiver of expenses
       by Adviser .................................          0.80%           0.80%       0.80%         0.80%
   Ratios of net investment income to average net
     assets:
     Before reimbursement and/or waiver of expenses
       by Adviser .................................          6.38%           5.96%       5.96%         4.99%
     After reimbursement and/or waiver of expenses
       by Adviser .................................          6.91%           6.47%       6.42%         5.44%
     Portfolio Turnover ...........................         32.83%(d)       54.27%      62.66%        16.23%(d)

----------
(a) ABN AMRO High Yield Bond Fund - Class N commenced investment operations on June 30, 2003.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Represents less than $0.005 per share.

(d)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 93

ABN AMRO Funds

HIGH YIELD BOND FUND - CLASS I                                    APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                         ENDED             YEAR        YEAR        PERIOD
                                                        04/30/06           ENDED       ENDED       ENDED
                                                      (UNAUDITED)        10/31/05    10/31/04   10/31/03(a)
                                                      -----------       ---------   ---------   -----------
Net Asset Value, Beginning of Period. .............   $      9.95       $   10.44   $   10.15   $     10.00
                                                      -----------       ---------   ---------   -----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ........................          0.35(b)         0.69        0.69          0.19
     Net realized and unrealized gain (loss) on
       investments ................................            --(b)(c)     (0.37)       0.35          0.17
                                                      -----------       ---------   ---------   -----------
       Total from investment operations ...........          0.35            0.32        1.04          0.36
                                                      -----------       ---------   ---------   -----------
   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income ..........................         (0.37)          (0.75)      (0.75)        (0.21)
     Distribution from net realized gain on
       investments ................................            --           (0.06)         --            --
                                                      -----------       ---------   ---------   -----------
       Total distributions ........................         (0.37)          (0.81)      (0.75)        (0.21)
                                                      -----------       ---------   ---------   -----------
Net increase (decrease) in net asset value ........         (0.02)          (0.49)       0.29          0.15
                                                      -----------       ---------   ---------   -----------
Net Asset Value, End of Period ....................   $      9.93       $    9.95   $   10.44   $     10.15
                                                      ===========       =========   =========   ===========
TOTAL RETURN ......................................          3.61%(d)        3.14%      10.54%         3.76%(d)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ...........   $    16,003       $  10,092   $  10,575   $    10,282
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver of expenses
       by Adviser .................................          1.08%           1.06%       1.01%         1.00%
     After reimbursement and/or waiver of expenses
       by Adviser .................................          0.55%           0.55%       0.55%         0.55%
   Ratios of net investment income to average net
     assets:
     Before reimbursement and/or waiver of expenses
       by Adviser .................................          6.63%           6.21%       6.21%         5.24%
     After reimbursement and/or waiver of expenses
       by Adviser .................................          7.16%           6.72%       6.67%         5.69%
   Portfolio Turnover .............................         32.83%(d)       54.27%      62.66%        16.23%(d)

----------
(a) ABN AMRO High Yield Bond Fund - Class I commenced investment operations on June 30, 2003.

(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)   Represents less than $0.005 per share.

(d)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 94

ABN AMRO Funds

MUNICIPAL BOND FUND - CLASS N                                     APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED           YEAR        YEAR        YEAR        YEAR        YEAR
                                        04/30/06         ENDED       ENDED       ENDED       ENDED       ENDED
                                      (UNAUDITED)      10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
                                      -----------     ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of
  Period. ..........................  $     10.25     $   10.56   $   10.65   $   10.56   $   10.43   $    9.92
                                      -----------     ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT
     OPERATIONS:
     Net investment income .........         0.18          0.34        0.34        0.37        0.41        0.47
     Net realized and unrealized
       gain (loss) on investments ..        (0.08)        (0.28)       0.06        0.09        0.13        0.51
                                      -----------     ---------   ---------   ---------   ---------   ---------
       Total from investment
         operations ................         0.10          0.06        0.40        0.46        0.54        0.98
                                      -----------     ---------   ---------   ---------   ---------   ---------
   LESS DISTRIBUTIONS:
     Distributions from and in
       excess of net investment
       income ......................        (0.18)        (0.34)      (0.34)      (0.37)      (0.41)      (0.47)
     Distributions from net
       realized gain on
       investments .................        (0.02)        (0.03)      (0.15)         --          --          --
                                      -----------     ---------   ---------   ---------   ---------   ---------
       Total distributions .........        (0.20)        (0.37)      (0.49)      (0.37)      (0.41)      (0.47)
                                      -----------     ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net
  asset value ......................        (0.10)        (0.31)      (0.09)       0.09        0.13        0.51
                                      -----------     ---------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period .....  $     10.15     $   10.25   $   10.56   $   10.65   $   10.56   $   10.43
                                      ===========     =========   =========   =========   =========   =========
TOTAL RETURN .......................         0.96%(b)      0.58%       3.85%       4.45%       5.32%      10.09%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in
     000's) ........................  $    66,511     $  69,070   $  61,073   $  48,047   $  54,264   $  48,222
   Ratios of expenses to average
     net assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser .....................         1.03%         1.02%       0.96%       0.90%       0.81%       1.06%
     After reimbursement and/or
       waiver of expenses by
       Adviser .....................         0.50%         0.50%       0.50%       0.50%       0.50%       0.18%(a)
   Ratios of net investment
     income to average net assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser .....................         2.94%         2.75%       2.76%       3.10%       3.62%       3.67%
     After reimbursement and/or
       waiver of expenses by
       Adviser .....................         3.47%         3.27%       3.22%       3.50%       3.93%       4.55%
   Portfolio Turnover ..............        11.93%(b)     13.53%      54.77%      59.47%      53.17%      60.10%

----------
(a) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.10% to 0.50% on September 24, 2001.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 95

ABN AMRO Funds

INVESTOR MONEY MARKET FUND - CLASS N                              APRIL 30, 2006

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                     SIX MONTHS
                                        ENDED           YEAR        YEAR        YEAR        YEAR        YEAR
                                      04/30/06         ENDED        ENDED       ENDED       ENDED      ENDED
                                     (UNAUDITED)      10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
                                     -----------     ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of
  Period ..........................  $      1.00     $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                     -----------     ---------   ---------   ---------   ---------   ---------
   INCOME FROM INVESTMENT
     OPERATIONS:
     Net investment income ........         0.02          0.02        0.01        0.01        0.01        0.04
                                     -----------     ---------   ---------   ---------   ---------   ---------
   LESS DISTRIBUTIONS FROM:
     Net investment income ........        (0.02)        (0.02)      (0.01)      (0.01)      (0.01)      (0.04)
     Net realized gain on
       investments ................           --(a)         --          --          --          --          --
                                     -----------     ---------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period ....  $      1.00     $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                     ===========     =========   =========   =========   =========   =========
TOTAL RETURN ......................         1.92%(b)      2.36%       0.71%       0.78%       1.37%       4.40%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in
     000's) .......................  $    78,655     $ 117,039   $ 219,891   $ 236,811   $ 340,537   $ 484,148
   Ratios of expenses to average
     net assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser. ...................         0.59%         0.55%       0.53%       0.51%       0.52%       0.51%
     After reimbursement and/or
       waiver of expenses by
       Adviser. ...................         0.59%         0.55%       0.53%       0.51%       0.52%       0.51%
   Ratios of net investment
     income to average net assets:
     Before reimbursement and/or
       waiver of expenses by
       Adviser. ...................         3.83%         2.19%       0.71%       0.78%       1.39%       4.24%
     After reimbursement and/or
       waiver of expenses by
       Adviser. ...................         3.83%         2.19%       0.71%       0.78%       1.39%       4.24%

----------
(a)   Represents less than $0.005 per share.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 96

ABN AMRO Funds

                                                                  APRIL 30, 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: The ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 27 separate portfolios.

The following portfolios of the Trust are included in these financial statements: ABN AMRO/River Road Dynamic Equity Income Fund (the "River Road Dynamic Equity Income Fund"), ABN AMRO Growth Fund (the "Growth Fund"), ABN AMRO/Montag & Caldwell Growth Fund (the "M&C Growth Fund"), ABN AMRO/TAMRO Large Cap Value Fund (the "TAMRO Large Cap Value Fund"), ABN AMRO Value Fund (the "Value Fund"), ABN AMRO/Veredus Select Growth Fund (the "Veredus Select Growth Fund"), ABN AMRO Mid Cap Fund (the "Mid Cap Fund"), ABN AMRO Mid Cap Growth Fund (the "Mid Cap Growth Fund"), ABN AMRO/River Road Small Cap Value Fund (the "River Road Small Cap Value Fund"), ABN AMRO/TAMRO Small Cap Fund (the "TAMRO Small Cap Fund"), ABN AMRO/Veredus Aggressive Growth Fund (the "Veredus Aggressive Growth Fund"), ABN AMRO Real Estate Fund (the "Real Estate Fund"), ABN AMRO/Veredus SciTech Fund (the "Veredus SciTech Fund"), ABN AMRO Balanced Fund (the "Balanced Fund"), ABN AMRO/Montag & Caldwell Balanced Fund (the "M&C Balanced Fund"), ABN AMRO Bond Fund (the "Bond Fund"), ABN AMRO Investment Grade Bond (the "Investment Grade Bond Fund"), ABN AMRO High Yield Bond (the "High Yield Bond Fund"), ABN AMRO Municipal Bond Fund (the "Municipal Bond Fund") and ABN AMRO Investor Money Market Fund (the "Investor Money Market Fund") (each a "Fund" and collectively, the "Funds").

Growth Fund and M&C Growth Fund are authorized to issue three classes of shares (Class N Shares, Class I Shares and Class R Shares). Value Fund, Mid Cap Fund, TAMRO Small Cap Fund, Veredus Aggressive Growth Fund, Real Estate Fund, Balanced Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund are each authorized to issue two classes of shares (Class N Shares and Class I Shares). River Road Dynamic Equity Income Fund, TAMRO Large Cap Value Fund, Veredus Select Growth Fund, Mid Cap Growth Fund, River Road Small Cap Value Fund, Veredus SciTech Fund, Municipal Bond Fund and Investor Money Market Fund are each authorized to issue one class of shares (N Shares). Currently Balanced Fund offers only Class N Shares. Each class of shares are substantially the same except that certain classes of shares bear class specific expenses, which include distribution fees and sub-transfer agent fees.

The investment objectives of the Funds are as follows:

--------------------------------------------------------------------------------
RIVER ROAD DYNAMIC       High current income and, secondarily, long-term capital
  EQUITY INCOME FUND     appreciation.
--------------------------------------------------------------------------------
GROWTH FUND              Long-term total return through a combination of capital
                         appreciation and current income by investing primarily
                         in a combination of stocks and bonds.
--------------------------------------------------------------------------------
M&C GROWTH FUND          Long-term capital appreciation and, secondarily,
                         current income, by investing primarily in common stocks
                         and convertible securities.
--------------------------------------------------------------------------------
TAMRO LARGE CAP          Long-term capital appreciation.
  VALUE FUND
--------------------------------------------------------------------------------
VALUE FUND               Total return through long-term capital appreciation and
                         current income.
--------------------------------------------------------------------------------
VEREDUS SELECT           Capital appreciation.
  GROWTH FUND
--------------------------------------------------------------------------------
MID CAP FUND             Long-term total return through capital appreciation by
                         investing primarily in common and preferred stocks and
                         convertible securities.
--------------------------------------------------------------------------------
MID CAP GROWTH FUND      Total return through capital appreciation.
--------------------------------------------------------------------------------
RIVER ROAD SMALL         Long-term capital appreciation.
  CAP VALUE FUND
--------------------------------------------------------------------------------
TAMRO SMALL CAP FUND     Long-term capital appreciation.
--------------------------------------------------------------------------------
VEREDUS AGGRESSIVE       Capital appreciation.
  GROWTH FUND
--------------------------------------------------------------------------------
REAL ESTATE FUND         Total return through a combination of growth and
                         income.
--------------------------------------------------------------------------------
VEREDUS SCITECH FUND     Long-term capital appreciation.
--------------------------------------------------------------------------------
BALANCED FUND            Growth of capital with current income by investing in a
                         combination of equity and fixed income securities.
--------------------------------------------------------------------------------
M&C BALANCED FUND        Long-term total return.
--------------------------------------------------------------------------------
BOND FUND                High current income consistent with prudent risk of
                         capital.
--------------------------------------------------------------------------------
INVESTMENT GRADE
  BOND FUND              Total return.
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND     Interest income and capital appreciation.
--------------------------------------------------------------------------------
MUNICIPAL BOND FUND      High level of current interest income exempt from
                         federal income tax consistent with preservation of
                         capital by investing primarily in intermediate-term
                         municipal securities.
--------------------------------------------------------------------------------
INVESTOR MONEY           High level of current interest income as is consis-
  MARKET FUND            tent with maintaining liquidity and stability of
                         principal.
--------------------------------------------------------------------------------

                                                                            | 97

ABN AMRO Funds

                                                                  APRIL 30, 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. Certain reclassifications have been made to prior year financial information to conform with current year presentations.

(1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Interest accrued is captured in dividends and interest receivable. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur and the Adviser does not believe the last sale is an appropriate estimate of fair value. For Investor Money Market Fund, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) WHEN ISSUED/DELAYED DELIVERY SECURITIES: The Funds may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. At April 30, 2006, the Funds did not own any when issued or delayed delivery securities.

(4) MORTGAGE-BACKED SECURITIES: Balanced Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund, High Yield Bond Fund and Municipal Bond Fund may invest in mortgage-backed securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher.

The  Funds  previously  listed  may  also  invest  in  collateralized   mortgage
obligations (CMOs) and real estate mort-

| 98

ABN AMRO Funds

                                                                  APRIL 30, 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

gage investment conduits (REMICs). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) INVESTM ENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Premiums and discounts are amortized or accreted on a straight-line method for the Investor Money Market Fund and effective yield on fixed income securities on all other Funds. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the identified cost method.

(6) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. US ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(7) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2005, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

                                        2008          2009          2010          2011         2012       2013        TOTAL
                                    ------------  ------------  ------------  ------------  ---------  ---------  -------------
River Road Dynamic
   Equity Income Fund ...........   $         --  $         --  $         --  $         --  $      --  $  66,456  $      66,456

Growth Fund .....................     21,124,514    15,732,773            --            --         --         --     36,857,287

M&C Growth Fund .................             --            --    89,830,701    72,782,075         --         --    162,612,776

TAMRO Large Cap Value Fund ......             --            --       384,072            --         --         --        384,072

River Road Small Cap
   Value Fund ...................             --            --            --            --         --     43,156         43,156

TAMRO Small Cap Fund ............             --            --            --            --         --    798,720        798,720

Veredus Aggressive Growth
   Fund .........................             --            --    77,200,018            --         --         --     77,200,018

Veredus SciTech Fund ............             --       545,680     1,041,291            --    390,520      8,062      1,985,553

M&C Balanced Fund ...............             --            --    10,278,507     2,978,228         --         --     13,256,735

Bond Fund .......................             --            --     2,004,521            --    139,950         --      2,144,471

Investment Grade Bond Fund ......             --            --            --            --     75,141    354,840        429,981

High Yield Bond Fund ............             --            --            --            --         --     32,155         32,155

                                                                            | 99

ABN AMRO Funds

                                                                  APRIL 30, 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

(8) MULTI-CLASS OPERATIONS: With respect to Growth Fund, M&C Growth Fund, Value Fund, Mid Cap Fund, TAMRO Small Cap Fund, Veredus Aggressive Growth Fund, Real Es tate Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund, each class offered by these Funds has equal rights as to assets. Income, fund level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated to each class and include distribution fees and sub-transfer agent fees.

(9) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(10) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dynamic Equity Income Fund, Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally not expected to be distributed more frequently than annually.

Growth Fund, M&C Growth Fund, TAMRO Large Cap Value Fund, Value Fund, Veredus Select Growth Fund, Mid Cap Fund, Mid Cap Growth Fund, River Road Small Cap Value Fund, TAMRO Small Cap Fund, Veredus Aggressive Growth, Real Estate Fund, Veredus SciTech Fund, Balanced Fund and M&C Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally not expected to be distributed more frequently than annually.

Municipal Bond Fund and Investor Money Market Fund declare dividends daily, which are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Net realized gains, if any, are generally not expected to be distributed more frequently than annually. Differences in dividends per share between classes of Growth Fund, M&C Growth Fund, Value Fund, Mid Cap Fund, TAMRO Small Cap Fund, Veredus Aggressive Growth Fund, Real Estate Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during 2005 and 2004 was as follows:

| 100

ABN AMRO Funds

                                                                  APRIL 30, 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS PAID IN 2005               DISTRIBUTIONS PAID IN 2004
                                              ----------------------------------------  -------------------------------------
                                                                            LONG-TERM                              LONG-TERM
                                               TAX-EXEMPT     ORDINARY       CAPITAL    TAX-EXEMPT    ORDINARY      CAPITAL
                                                 INCOME        INCOME         GAINS       INCOME       INCOME        GAINS
                                              -----------   ------------  ------------  ----------  ------------  -----------
River Road Dynamic Equity Income Fund .....   $        --   $     52,394  $         --  $       --  $         --  $        --
Growth Fund ...............................            --      3,719,656            --          --            --           --
M&C Growth Fund ...........................            --     12,223,076            --          --    11,590,131           --
TAMRO Large Cap Value Fund ................            --        140,652            --          --        66,473           --
Value Fund ................................            --      3,689,930            --          --     2,785,108           --
Mid Cap Fund ..............................            --             --    14,115,486          --            --      655,679
TAMRO Small Cap Fund ......................            --      2,319,448     5,771,631          --     4,876,999    4,162,512
Real Estate Fund ..........................            --      1,534,870     3,025,541          --     1,354,833      504,832
Balanced Fund .............................            --      3.673.528    13,121,235          --     3,970,998           --
M&C Balanced Fund .........................            --      2,019,046            --          --     3,905,283           --
Bond Fund .................................            --     13,742,768            --          --    22,589,575           --
Investment Grade Bond Fund ................            --      1,638,810            --          --     1,971,123    1,396,278
High Yield Bond Fund ......................            --      1,634,987        22,832          --     1,521,775           --
Municipal Bond Fund .......................     2,148,332             --       182,140   1,768,670       250,780      438,383
Investor Money Market Fund ................            --      3,456,889            --          --     1,539,649           --

As of October 31, 2005, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

                                                                                                                       UNREALIZED
                                               CAPITAL LOSS    UNDISTRIBUTED      UNDISTRIBUTED      UNDISTRIBUTED    APPRECIATION
                                               CARRYFORWARD   ORDINARY INCOME   TAX-EXEMPT INCOME   LONG-TERM GAIN   (DEPRECIATION)
                                              -------------   ---------------   -----------------   --------------   --------------
River Road Dynamic Equity Income Fund .....   $     (66,456)   $       10,077     $            --    $          --   $      (31,113)
Growth Fund ...............................     (36,857,287)          420,504                  --       60,279,416      132,512,224
M&C Growth Fund ...........................    (162,612,776)        2,223,545                  --               --      294,595,025
TAMRO Large Cap Value Fund ................        (384,072)           13,184                  --               --        2,567,125
Value Fund ................................              --           152,145                  --        4,572,940       40,687,599
Veredus Select Growth Fund ................              --                --                  --           19,194          310,762
Mid Cap Fund ..............................              --         2,977,006                  --       21,008,910       32,140,228
River Road Small Cap Value Fund ...........         (43,156)               --                  --               --           84,024
TAMRO Small Cap Fund ......................        (798,720)               --                  --               --       21,120,967
Veredus Aggressive Growth Fund ............     (77,200,018)               --                  --               --      120,555,280
Real Estate Fund ..........................              --           506,385                  --        9,478,709       21,282,734
Veredus SciTech Fund ......................      (1,985,553)               --                  --               --          485,650
Balanced Fund .............................              --           299,170                  --        8,737,518       17,802,418
M&C Balanced Fund .........................     (13,256,735)          117,517                  --               --        3,831,300
Bond Fund .................................      (2,144,471)          165,769                  --               --       (4,367,667)
Investment Grade Bond Fund ................        (429,981)           75,095                  --               --       (1,015,988)
High Yield Bond Fund ......................         (32,155)          125,670                  --               --           57,683
Municipal Bond Fund .......................              --            50,542              75,158          101,515          777,411
Investor Money Market Fund ................              --           223,229                  --               --               --

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At April 30, 2006, ABN AMRO Asset Management Holdings, Inc. owned 449,516 shares of River Road Dynamic Equity Income Fund, Class N, 100,000 shares of Veredus Select Growth Fund, Class N, 100,000 shares of Mid Cap Growth Fund, Class N, 160,085 shares of River Road Small Cap Value, Class N and 399,987 and 1,599,986 shares of High Yield Bond Fund, Class N and Class I, respectively. Share transactions of the Funds were as follows:

SIX MONTHS ENDED APRIL 30, 2006

                                                                                              NET INCREASE
                                                            PROCEEDS FROM                    (DECREASE) IN
                                                             REINVESTMENT                        SHARES
CLASS N                                            SOLD    OF DISTRIBUTIONS     REDEEMED      OUTSTANDING
---------------------------                     ---------  ----------------   -----------    -------------
River Road Dynamic Equity Income Fund .......     102,370             1,494       (50,176)          53,688
Growth Fund .................................   2,186,006         1,583,026   (18,488,835)     (14,719,803)
M&C Growth Fund .............................   4,915,454            91,322   (10,738,707)      (5,731,931)
TAMRO Large Cap Value Fund ..................     113,037             6,033      (441,891)        (322,821)
Value Fund ..................................     744,440           169,403    (1,222,202)        (308,359)
Veredus Select Growth Fund ..................   1,217,427             1,361      (148,493)       1,070,295

                                                                           | 101

ABN AMRO Funds

                                                                  APRIL 30, 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

SIX MONTHS ENDED APRIL 30, 2006- CONTINUED

                                                            PROCEEDS FROM                   NET INCREASE
                                                             REINVESTMENT                    (DECREASE)
                                                                  OF                         IN SHARES
CLASS N (CONTINUED)                               SOLD      DISTRIBUTIONS     REDEEMED      OUTSTANDING
-------------------------------               -----------   -------------   ------------   -------------
Mid Cap Fund ...............................    4,211,698         797,762     (4,787,797)        221,663
Mid Cap Growth Fund (a) ....................      109,383              --           (672)        108,711
River Road Small Cap Value Fund ............    1,030,522              --       (400,637)        629,885
TAMRO Small Cap Fund .......................    2,269,395              --     (3,348,964)     (1,079,569)
Veredus Aggressive Growth Fund .............    3,023,332              --     (6,410,467)     (3,387,135)
Real Estate Fund ...........................      589,152         417,428       (713,234)        293,346
Veredus SciTech Fund .......................      110,462              --       (195,736)        (85,274)
Balanced Fund ..............................      564,406         913,360    (10,216,666)     (8,738,900)
M&C Balanced Fund ..........................      170,695          20,699       (811,526)       (620,132)
Bond Fund ..................................    1,565,688         291,984     (4,744,863)     (2,887,191)
Investment Grade Bond Fund .................       20,362           7,771        (45,802)        (17,669)
High Yield Bond Fund .......................       18,671           3,173       (616,301)       (594,457)
Municipal Bond Fund ........................    1,074,429          83,326     (1,340,969)       (183,214)
Investor Money Market Fund .................  220,989,460         874,192   (260,246,955)    (38,383,303)

(a) Mid Cap Growth Fund commenced investment operations on December 29, 2005.

                                                            PROCEEDS FROM                   NET INCREASE
                                                             REINVESTMENT                    (DECREASE)
                                                                  OF                         IN SHARES
CLASS I                                          SOLD       DISTRIBUTIONS     REDEEMED      OUTSTANDING
-------------------------------               -----------   -------------   ------------   -------------
Growth Fund ................................    1,946,926         904,126     (2,246,917)        604,135
M&C Growth Fund ............................    5,384,494         243,165    (19,922,536)    (14,294,877)
Value Fund .................................    1,242,707         380,270        (52,282)      1,570,695
Mid Cap Fund ...............................      524,107         105,120       (692,070)        (62,843)
TAMRO Small Cap Fund .......................    1,579,752              --       (450,755)      1,128,997
Veredus Aggressive Growth Fund .............    1,328,841              --     (1,025,309)        303,532
Real Estate Fund ...........................      279,367         261,579         (5,313)        535,633
M&C Balanced Fund ..........................      133,368           6,935       (544,329)       (404,026)
Bond Fund ..................................      298,405          76,059     (2,458,445)     (2,083,981)
Investment Grade Bond Fund .................       47,330          29,010       (546,632)       (470,292)
High Yield Bond Fund .......................      600,000             385         (2,600)        597,785

                                                            PROCEEDS FROM
                                                             REINVESTMENT                   NET INCREASE
                                                                 OF                          IN SHARES
CLASS R                                           SOLD      DISTRIBUTIONS     REDEEMED      OUTSTANDING
-------------------------------               -----------   -------------   ------------   -------------
Growth Fund ................................       43,443           1,594        (14,053)         30,984
M&C Growth Fund ............................        7,818              --         (4,130)          3,688

YEAR ENDED OCTOBER 31, 2005

                                                            PROCEEDS FROM                                              NET INCREASE
                                                             REINVESTMENT                                               (DECREASE)
                                                                 OF                         EXCHANGED    SUBSCRIPTION    IN SHARES
CLASS N                                           SOLD      DISTRIBUTIONS     REDEEMED        IN (b)        IN KIND     OUTSTANDING
----------------------------------------      -----------   -------------   ------------   ------------  ------------  ------------
River Road Dynamic Equity Income Fund (a) ..      537,150             220           (106)            --            --       537,264
Growth Fund (b) ............................   11,103,850          90,569    (16,227,885)        16,975            --    (5,016,491)
M&C Growth Fund ............................   13,383,528         104,095    (18,317,017)            --            --    (4,829,394)
TAMRO Large Cap Value Fund .................      681,239          11,210       (498,783)            --            --       193,666
Value Fund .................................    3,990,876          97,285    (17,027,981)            --            --   (12,939,820)
Veredus Select Growth ......................      938,928              --        (82,375)            --            --       856,553
Mid Cap Fund ...............................   14,969,958         486,641     (8,628,945)            --            --     6,827,654
River Road Small Cap Value Fund (c) ........      573,564              --             --             --        39,003       612,567
TAMRO Small Cap Fund .......................    6,749,648         461,797     (5,077,393)            --            --     2,134,052
Veredus Aggressive Growth Fund .............    9,272,640              --    (11,604,303)            --            --    (2,331,663)
Real Estate Fund ...........................    1,518,071         160,052     (3,274,478)            --            --    (1,596,355)
Veredus SciTech Fund .......................      173,970              --       (585,267)            --            --      (411,297)
Balanced Fund ..............................    8,201,094       1,527,947    (14,116,605)            --            --    (4,387,564)
M&C Balanced Fund ..........................      749,234          70,245     (3,789,396)            --            --    (2,969,917)
Bond Fund ..................................    4,283,628         702,258     (5,870,924)            --            --      (885,038)
Investment Grade Bond Fund .................      262,184          11,654        (40,302)            --            --       233,536
High Yield Bond Fund .......................       92,033           6,169        (38,688)            --            --        59,514
Municipal Bond Fund ........................    2,293,449         133,990     (1,473,151)            --            --       954,288
Investor Money Market Fund .................  536,100,236         805,231   (639,757,628)            --            --  (102,852,161)

(a) River Road Dynamic Equity Income Fund commenced investment operations on June 28, 2005.

(b) Growth Fund closed its Class C Shares on October 28, 2005. Existing shareholders were exchanged into Class N Shares.

(c) River Road Small Cap Value Fund commenced investment operations on June 28, 2005.

| 102

ABN AMRO Funds

                                                                  APRIL 30, 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                          PROCEEDS FROM                             NET INCREASE
                                                           REINVESTMENT                              (DECREASE)
                                                               OF                      REDEMPTION     IN SHARES
CLASS I                                          SOLD     DISTRIBUTIONS    REDEEMED      IN KIND     OUTSTANDING
------------------------------                ----------  -------------  -----------   -----------  ------------
Growth Fund ................................   9,271,249         27,567   (4,317,572)   (1,686,980)    3,294,264
M&C Growth Fund ............................  23,771,517        366,681  (51,532,551)           --   (27,394,353)
Value Fund (a) .............................  15,847,838             --         (417)           --    15,847,421
Mid Cap Fund ...............................   2,187,523         41,979     (224,612)           --     2,004,890
TAMRO Small Cap Fund (b) ...................     811,375             --      (81,670)           --       729,705
Veredus Aggressive Growth Fund .............   3,492,096             --   (2,061,067)           --     1,431,029
Real Estate Fund (c) .......................   2,015,976             --           --            --     2,015,976
M&C Balanced Fund ..........................     429,031         52,909   (4,341,762)           --    (3,859,822)
Bond Fund ..................................   1,282,257        224,964  (21,501,108)           --   (19,993,887)
Investment Grade Bond Fund .................     160,146         64,458     (995,911)           --      (771,307)
High Yield Bond Fund .......................       5,266            778       (5,149)           --           895

(a)   Value Fund began issuing Class I Shares on September 20, 2005.

(b)   TAMRO Small Cap Fund began issuing Class I Shares on January 4, 2005.

(c)   Real Estate  Fund began  issuing  Class I Shares on  September  20,  2005.

                                                          PROCEEDS FROM
                                                           REINVESTMENT                             NET INCREASE
                                                               OF                       EXCHANGED     IN SHARES
CLASS C                                          SOLD     DISTRIBUTIONS    REDEEMED      OUT (a)     OUTSTANDING
------------------------------                ----------  -------------  -----------   -----------  ------------
Growth Fund (a) ............................       2,273              3       (2,999)      (16,975)      (17,698)

(a) Growth Fund closed its Class C Shares on October 28, 2005. Existing shareholders were exchanged into Class N Shares.

                                                          PROCEEDS FROM
                                                           REINVESTMENT                NET INCREASE
                                                               OF                        IN SHARES
CLASS R                                          SOLD     DISTRIBUTIONS    REDEEMED     OUTSTANDING
------------------------------                ----------  -------------  -----------   ------------
Growth Fund ................................      36,305             48      (12,984)        23,369
M&C Growth Fund ............................      10,905             23       (2,104)         8,824

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the period ended April 30, 2006 were as follows:

                                               AGGREGATE PURCHASES              PROCEEDS FROM SALES
                                          ------------------------------   -------------------------------
                                          U.S. GOVERNMENT      OTHER       U.S. GOVERNMENT      OTHER
                                          ---------------  -------------   ---------------  --------------
River Road Dynamic Equity Income Fund ..    $          --  $   2,083,017     $          --  $    1,243,459
Growth Fund ............................               --    105,664,013                --     488,620,875
M&C Growth Fund ........................               --    817,461,871                --   1,198,151,742
TAMRO Large Cap Value Fund .............               --      5,378,011                --       9,542,635
Value Fund .............................               --     47,838,115                --      37,150,629
Veredus Select Growth Fund .............               --     41,489,691                --      27,705,820
Mid Cap Fund ...........................               --    119,704,080                --     112,268,479
Mid Cap Growth Fund ....................               --      1,111,412                --          22,898
River Road Small Cap Value Fund (b) ....               --     12,800,647                --       6,091,587
TAMRO Small Cap Fund ...................               --     52,560,396                --      60,445,928
Veredus Aggressive Growth Fund .........               --    483,150,542                --     537,899,526
Real Estate Fund .......................               --     42,713,764                --      37,774,401
Veredus SciTech Fund ...................               --      6,312,609                --       6,517,955
Balanced Fund ..........................       12,249,297      9,545,168        25,900,284     101,242,801
M&C Balanced Fund ......................          624,922      8,417,580         3,813,313      23,541,798
Bond Fund ..............................       44,452,155     51,885,126       100,756,985      39,676,274
Investment Grade Bond Fund .............        1,608,102      2,552,179         5,274,467       3,869,576
High Yield Bond Fund ...................               --      6,508,146                --       7,346,673
Municipal Bond Fund ....................               --      9,881,584                --       8,051,597

                                                                           | 103

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

NOTE (F) REDEMPTION FEES: In accordance with the prospectuses, certain Funds assessed a 2% redemption fee on fund share redemptions and exchanges within specified time periods, as indicated in the following table:

FUND NAME                               TIME PERIOD        AMOUNT    FUND NAME                        TIME PERIOD          AMOUNT
-------------------------------------   ----------------   -------   ------------------------------   -----------------   --------
River Road Dynamic Equity Income Fund   2% Within 7 Days   $    --   Veredus Aggressive Growth Fund   2% Within 7 Days    $  6,140
Growth Fund                             2% Within 7 Days        --   Real Estate Fund                 2% Within 90 Days      8,088
M&C Growth Fund                         2% Within 7 Days     5,235   Veredus SciTech Fund             2% Within 90 Days        518
TAMRO Large Cap Value Fund              2% Within 7 Days        --   Balanced Fund                    2% Within 7 Days          --
Value Fund                              2% Within 7 Days        --   M&C Balanced Fund                2% Within 7 Days           3
Veredus Select Growth                   2% Within 7 Days        --   Bond Fund                        2% Within 7 Days         481
Mid Cap Fund                            2% Within 7 Days     1,361   Investment Grade Bond Fund       2% Within 7 Days          --
River Road Small Cap Value Fund         2% Within 7 Days       215   High Yield Bond Fund             2% Within 90 Days         50
TAMRO Small Cap Fund                    2% Within 7 Days       262   Municipal Bond Fund              2% Within 90 Days     13,648

Redemption fees are allocated back to each class based on relative net assets and have been deducted from gross redemption proceeds on the Statements of Changes in Net Assets. The Board of Trustees of the Trust approved the removal of the 2% redemption fee on Fund shares redeemed or exchanged within seven days of purchase for all of the Trust's Funds listed above with a time period of 7 days, effective January 2006, except for Real Estate Fund, Veredus SciTech Fund, High Yield Bond Fund and Municipal Bond Fund, which continue to have a 2% redemption fee on Fund shares redeemed or exchanged within 90 days of purchase.

NOTE (G) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under various advisory agreements with the Funds, each Adviser provides the Funds with investment advisory services. Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on a specified annual rate of average daily net assets. In addition, certain Funds have an expense limitation agreement with the Adviser, which cap annual ordinary operating expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets, respectively. There are no contractual expense limitations for Class R shareholders. Contractual expense limitation contracts are effective through February 28, 2007 for all Classes of the Funds. The advisory rates and contractual expense limitations for the six months ended April 30, 2006 were as follows:

                                                                                                               CONTRACTUAL
                                                                                                                 EXPENSE
                                                                                                               LIMITATIONS
                                                                                                            -----------------
                                                      ADVISER                        ADVISORY FEES          CLASS N   CLASS I
                                        -----------------------------------   ---------------------------   -------   -------
River Road Dynamic Equity Income Fund   River Road Asset Management LLC                  0.70%               1.30%      N/A
Growth Fund                             ABN AMRO Asset Management, Inc.                  0.70%                N/A       N/A
M&C Growth Fund                         Montag & Caldwell, Inc.               0.80% on first $800,000,000
                                                                                0.60% over $800,000,000       N/A       N/A
TAMRO Large Cap Value Fund              TAMRO Capital Partners LLC                       0.80%               1.20%      N/A
Value Fund                              ABN AMRO Asset Management, Inc. (b)              0.80%               0.94%     0.69%
Veredus Select Growth Fund              Veredus Asset Management LLC                     0.80%               1.30%      N/A
Mid Cap Fund                            ABN AMRO Asset Management, Inc.       0.80% on first $100,000,000
                                                                                0.75% next $300,000,000
                                                                                0.70% over $400,000,000      1.40%     1.15%
Mid Cap Growth Fund                     ABN AMRO Asset Management, Inc.                  0.80%               1.40%      N/A
River Road Small Cap Value Fund         River Road Asset Management LLC                  0.90%               1.50%      N/A
TAMRO Small Cap Fund                    TAMRO Capital Partners LLC                       0.90%               1.30%     1.05%
Veredus Aggressive Growth Fund          Veredus Asset Management LLC                     1.00%               1.49%     1.24%
Real Estate Fund                        ABN AMRO Asset Management, Inc. (b)              1.00%               1.37%     1.12%
Veredus SciTech Fund                    Veredus Asset Management LLC                     1.00%               1.60%      N/A
Balanced Fund                           ABN AMRO Asset Management, Inc.                  0.70%                N/A       N/A
M&C Balanced Fund                       Montag & Caldwell, Inc.                          0.75%                N/A       N/A
Bond Fund                               ABN AMRO Asset Management, Inc.                  0.55%               0.74%     0.49%
Investment Grade Bond Fund              ABN AMRO Asset Management, Inc.                  0.50%               0.89%     0.64%
High Yield Bond Fund                    ABN AMRO Asset Management, Inc. (b)              0.45%               0.80%     0.55%

| 104

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                                                                  APRIL 30, 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

                                                                                                               CONTRACTUAL
                                                                                                                 EXPENSE
                                                                                                               LIMITATIONS
                                                                                                            -----------------
                                                     ADVISER                         ADVISORY FEES         CLASS N   CLASS I
                                       -----------------------------------   ---------------------------   -------   -------
Municipal Bond Fund (a)                ABN AMRO Asset Management, Inc.                   0.60%               N/A       N/A
Investor Money Market Fund             ABN AMRO Asset Management, Inc.                   0.40%               N/A       N/A

(a) The Adviser voluntarily waived management fees and all distribution fees for the Municipal Bond Fund so that the net expense ratio was 0.50%. The Adviser may revise or discontinue the voluntary waivers at any time.

(b) Effective January 1, 2006, ABN AMRO Asset Management (USA) LLC ("AAAM LLC") merged with ABN AMRO Asset Management, Inc. Any contract between the Funds' and AAAM LLC continues under ABN AMRO Asset Management, Inc.

In addition, the Adviser entered into sub-advisory agreements with the following entities for the following Funds:

FUND                        SUB-ADVISER
------------                --------------------------------
Value Fund                  MFS Institutional Advisors, Inc.
Mid Cap Fund                Optimum Investment Advisers, LP

Sub-advisory fees are paid monthly by the Adviser.

ABN A MRO Inv estment Fund Servi ces, Inc. (the "Administrator"), provides the Funds with various administrative services. Administration expenses also include pricing agent fees and compliance related expenses. Effective April 1, 2005, under terms of the administration agreement, administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The administration fee arrangement is as follows:

ADMINISTRATION FEES
AT TRUST LEVEL              ANNUAL RATE
-------------------         -----------
First $7.4 billion            0.0490%
Over $7.4 billion             0.0465%

Prior to April 1, 2005, under terms of the administration agreement, administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and custody liaison fees were accrued for at a fixed charge that varied according to the size of the Fund. The fee arrangements were as follows:

ADMINISTRATION FEES
AT TRUST LEVEL                ANNUAL RATE   CUSTODY LIAISON FEES           ANNUAL RATE
---------------------------   -----------   ----------------------------   -----------
First $2 billion                 0.060%     First $100 million               $ 10,000
$2 billion to $12.5 billion      0.050%     $100 million to $500 million       15,000
Over $12.5 billion               0.045%     Over $500 million                  20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Funds. Effective April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees, formerly known as custody liaison fees, are fixed at an annual rate of $12,000. The sub-administration fee arrangement is as follows:

SUB-ADMINISTRATION FEES     ANNUAL RATE
-----------------------     -----------
First $7.4 billion            0.0255%
Over $7.4 billion             0.0230%

Prior to April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, as follows:

SUB-ADMINISTRATION FEES     ANNUAL RATE
-------------------------   -----------
First $2 billion              0.045%
$2 billion to $3 billion      0.040%
$3 billion to $8 billion      0.030%
$8 billion to $12 billion     0.025%
Over $12 billion              0.020%

Prior to April 1, 2005, custody liaison fees were fixed at an annual rate of $10,000 per Fund. Effective April 1, 2005, these fees were eliminated.

ABN AMRO Distribution Services (USA) Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to Rule 12b-1 distribution plans (the "Plans") adopted by the Funds, with the exception of Investor Money Market Fund, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class N average daily net assets and 0.50% of each participating Fund's Class R average daily net assets. On October 28, 2005, the Class C shares of the Growth Fund were closed. Prior to that time, under the Plans, the Growth Fund could pay expenses not exceeding, on an annual basis, 0.75% of the Growth Fund's Class C average daily net assets. The Class I shares do not have distribution plans.

Prior to October 28, 2005, the Growth Fund had also adopted a shareholder servicing plan for the Class C shares. On October 28, 2005, Class C shares of the Growth Fund were closed, therefore the shareholder servicing

                                                                           | 105

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                                                                  APRIL 30, 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

plan no longer exists. The Distributor was paid a fee at an annual rate up to 0.25% of the average daily net assets of the Class C shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions and changing their dividend options, account designations and addresses. In addition, the Distributor was paid a CDSC of up to 1.00% on the redemption of Class C shares within 18 months of their purchase.

In addition, some of the Funds, with respect to Class N shares, Class I shares and Class R shares, pay a sub-transfer agent fee pursuant to certain fee arrangements. For the six months ended April 30, 2006, the fees charged to these Funds for Class N, Class I and Class R, which are included in the Transfer agent fees on the Statement of Operations, were as follows:

                                            SUB-TRANSFER AGENT FEES
                                         -----------------------------
FUND                                      CLASS N    CLASS I   CLASS R
----                                     ---------   -------   -------
River Road Dynamic Equity Income Fund    $      --   $    --   $    --
Growth Fund                                117,343        --        --
M&C Growth Fund                            182,476        --        --
TAMRO Large Cap Value Fund                   1,102        --        --
Value Fund                                      --        --        --
Veredus Select Growth Fund                   4,289        --        --
Mid Cap Fund                               103,381     3,857        --
Mid Cap Growth Fund                             --        --        --
River Road Small Cap Value Fund                 --        --        --
TAMRO Small Cap Fund                        44,044        --        --
Veredus Aggressive Growth Fund              83,778        --        --
Real Estate Fund                               991        --        --
Veredus SciTech Fund                           942        --        --
Balanced Fund                                5,377        --        --
M&C Balanced Fund                            2,204        --        --
Municipal Bond Fund                          6,954        --        --

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. Effective January 1, 2005, the Trust pays each non-interested Trustee $5,000 per Board of Trustees meeting attended, an annual retainer of $25,000 and reimburses for out-of-pocket expenses. In addition, the Trust pays each member of the Nominating and Governance Committee a $2,000 annual retainer and each member of the Audit Committee a $2,500 annual retainer. The Chairman of the Audit Committee receives an additional $10,000 per year, the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year, and the Lead Independent Trustee receives an additional $20,000 per year. Prior to January 1, 2005, the Trust paid each non-interested Trustee and non-affiliated interested and advisory Trustee $5,000 per Board of Trustees meeting attended and an annual retainer of $10,000 and reimbursed each non-interested Trustee and non-affiliated interested and advisory Trustee for out-of-pocket expenses. Additionally, the Chairman of the Audit Committee received an additional $5,000 per year.

NOTE (H) CREDIT AGREEMENT: The Credit Agreement with The Bank of Nova Scotia, amended March 17, 2006, provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust, including these Funds, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to an annual administration fee of $37,500 and reasonable legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London Interbank Offered Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. At April 30, 2006, there was one borrowing outstanding on the line of credit for the TAMRO Large Cap Value Fund totaling $3,297,500. For the Funds that utilized the line of credit during the six months ended April 30, 2006, the average daily loan balance outstanding on the days where borrowings existed, the weighted average interest rate and the interest expense, included on the Statement of Operations, allocated to each Fund for use of the line of credit were as follows:

                             AVERAGE DAILY LOAN   WEIGHTED AVERAGE
                                   BALANCE         INTEREST RATE     INTEREST EXPENSE
                             ------------------   ----------------   ----------------
Growth Fund                      $ 6,076,167            4.18%             $ 2,089
TAMRO Large Cap Value Fund         3,297,500            4.88%               1,340
Mid Cap Fund                       2,056,425            4.72%               1,557
Balanced Fund                      6,177,500            4.27%               1,465
Bond Fund                          4,802,500            4.24%               1,039
Investment Grade Bond Fund         3,290,900            4.78%                 330

NOTE (I) SUBSEQUENT EVENTS: The Trust filed a Post-Effective Amendment to its Registration Statement on April 28, 2006 for the purpose of adding Class I shares to Veredus Select Growth Fund. Class I shares are expected to be offered to the public on or about June 30, 2006.

On April 20, 2006, ABN AMRO Asset Management, Inc. and its affiliates ABN AMRO Asset Management Holdings, Inc., ABN AMRO Investment Fund Services, Inc. ("AAIFS"), Montag & Caldwell, Inc., TAMRO Capital Partners LLC, Veredus Asset Management LLC and River Road Asset Management LLC (collectively, "ABN AMRO") entered into a defi nitive agreement to sell

| 106

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                                                                  APRIL 30, 2006

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

substantially all of the assets related to their U.S. mutual fund business (the "Purchase Agreement") to Highbury Financial Inc. and Aston Asset Management LLC ("Aston"), a newly created subsidiary of Highbury. Subject to approval of the Board of Trustees and shareholders and other conditions, Aston would become investment below to nineteen series of ABN AMRO Funds (the "Trust") listed below. ABN AMRO would continue to be responsible for the day-to-day management of each Fund as a sub-adviser to Aston, except as described below. The transactions under the Purchase Agreement are collectively referred to as the "Strategic Transaction."

On May 9, 2006, the Board of Trustees of ABN AMRO Funds considered and approved several proposals in connection with the Strategic Transaction. The proposals approved by the Board of Trustees in connection with the Strategic Transaction included the following:

(I) approval of a new investment advisory agreement with Aston with respect to nineteen series of the Trust listed below, which provides for the same investment advisory fee rate currently in effect for each Fund;

(II) approval of a new sub-advisory agreement for nineteen series of the Trust listed above with the sub-advisers shown below;

(III) approval of the assignment of the agreements relating to the provision of administration services from AAIFS to Aston; and

(IV) approval of name changes for the Trust and each Fund to reflect the name Aston and, if applicable, ABN AMRO.

The Board of Trustees approved new sub-advisory agreements with respect to each Fund as follows:

FUND                                             PROPOSED SUB-ADVISER
----                                             --------------------
ABN AMRO Growth Fund                             ABN AMRO Asset Management, Inc.*
ABN AMRO Mid Cap Growth Fund                     ABN AMRO Asset Management, Inc.*
ABN AMRO Real Estate Fund                        ABN AMRO Asset Management, Inc.*
ABN AMRO High Yield Bond Fund                    ABN AMRO Asset Management, Inc.*
ABN AMRO/Montag & Caldwell Growth Fund           Montag & Caldwell, Inc.*
ABN AMRO/Montag & Caldwell Balanced Fund         Montag & Caldwell, Inc.*
ABN AMRO/River Road Dynamic Equity Income Fund   River Road Asset Management LLC*
ABN AMRO/River Road Small Cap Value Fund         River Road Asset Management LLC*
ABN AMRO/TAMRO Large Cap Value Fund              TAMRO Capital Partners LLC*
ABN AMRO/TAMRO Small Cap Fund                    TAMRO Capital Partners LLC*
ABN AMRO/Veredus Select Growth Fund              Veredus Asset Management LLC*
ABN AMRO/Veredus SciTech Fund                    Veredus Asset Management LLC*
ABN AMRO/Veredus Aggressive Growth Fund          Veredus Asset Management LLC*
ABN AMRO Value Fund                              MFS Institutional Advisers, Inc.**
ABN AMRO Mid Cap Fund                            Optimum Investment Advisors, LP**
ABN AMRO Bond Fund                               Taplin, Canida & Habacht, Inc.
ABN AMRO Investment Grade Bond Fund              Taplin, Canida & Habacht, Inc.
ABN AMRO Municipal Bond Fund                     McDonnell Investment Management, LLC
ABN AMRO Balanced Fund                           Taplin, Canida & Habacht, Inc. (Income Portion),
                                                 ABN AMRO Asset Management, Inc. (Equity Portion)*

*     Currently serves as investment adviser to the Fund.

**    Currently serves as sub-adviser with respect to the Fund.

                                                                           | 107

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

The new investment advisory and sub-advisory agreements are also subject to the approval of each Fund's shareholders. Shareholders of each Fund will receive a proxy statement in early July, which will describe these agreements in more detail and seek shareholder approval of the agreements. Although shareholders of each Fund vote separately with respect to the agreements affecting their Fund, the proposals are dependent on each other. If the agreements are approved by shareholders of substantially all of the Funds and certain other conditions required by the Purchase Agreement are satisfied or waived, the agreements will become effective as of the closing date of the Purchase Agreement and the existing investment advisory and sub-advisory agreements with respect to each Fund will be terminated. It is anticipated that the transactions under the Purchase Agreement will close in the third quarter of 2006.

| 108

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ADDITIONAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 800 SEC-0330.

PROXY VOTING: ABN AMRO Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992- 81 51; (ii ) on ABN A MRO Funds' Web site at www.abnamrofunds.com; and (iii) on the SEC's Web site at www.sec.gov.

ABN AMRO Funds' Proxy Voting Record for the most recent twelve-month period ended June 30, 2005 is available without charge (i) on the Funds' Web site at www.abnamrofunds.com; and (ii) on the SEC's Web site at www.sec.gov.

APPROVAL OF  INVESTMENT  ADVISORY  CONTRACT  WITH  RESPECT TO THE MID CAP GROWTH
FUND: The 1940 Act requires that the investment advisory agreement between ABN AMRO Asset Management, Inc. ("AAAM Inc.") and the Trust on behalf of the Mid Cap Growth Fund be approved both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. The Board of Trustees, including all the Independent Trustees, at a meeting held June 16, 2005, determined that the terms of the investment advisory agreement for the Mid Cap Growth Fund are fair and reasonable and approved the investment advisory agreement as being in the best interests of the Mid Cap Growth Fund. The Board of Trustees, including all the Independent Trustees, believes that the investment advisory agreement will enable the Mid Cap Growth Fund to enjoy high quality investment advisory services at costs that are deemed appropriate, reasonable and in the best interests of the Mid Cap Growth Fund and its shareholders. In making such determinations, the Board of Trustees, including all the Independent Trustees, considered materials received specifically relating to the approval of the investment advisory agreement. The Independent Trustees met separately from the "interested" Trustees of the Trust and any officers of AAAM Inc., or its affiliates to consider approval of the investment advisory agreement and were assisted by independent legal counsel in their considerations.

In evaluating the investment advisory agreement for the Mid Cap Growth Fund, the Board of Trustees reviewed materials furnished by AAAM Inc. including information regarding AAAM Inc., and its personnel and operations. Among other information, the Board of Trustees reviewed information regarding: (1) the nature, extent and quality of the services to be provided to the Mid Cap Growth Fund, including information regarding the personnel involved in the investment process; (2) the advisory fee to be charged and estimated total expense ratio of the Mid Cap Growth Fund compared to a relevant peer group of funds; (3) fee waivers or expenses to be reimbursed by AAAM Inc.; and (4) benefits to be received by affiliates of AAAM Inc. from their relationships with the Mid Cap Growth Fund.

In considering the investment advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered. Among the matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the investment advisory agreement were the following:

INVESTMENT PERFORMANCE. The Board considered the past performance of other funds managed by AAAM Inc. and concluded that AAAM Inc. was well-qualified to manage the Mid Cap Growth Fund.

INVESTMENT ADVISER'S PERSONNEL AND METHODS. The Board met with representatives of AAAM Inc. and discussed its approach to managing the Mid Cap Growth Fund. The Board also discussed with AAAM Inc. the adequacy of resources and the background and quality of the investment management team. The Board concluded that the services to be provided by AAAM Inc. were expected to be suitable.

EXPENSES. The Board considered the Mid Cap Growth Fund's estimated fees and total expense ratio as compared to those of a peer group of funds. As a part of this analysis, the Board considered the investment advisory fee to be paid by the Mid Cap Growth Fund to AAAM Inc. as well as fee waivers or expenses to be reimbursed by the AAAM Inc. and compared the gross and net advisory fees to those of the peer group. The Board also considered the advisory fees charged by AAAM Inc. to other

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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED

--------------------------------------------------------------------------------

clients, but noted that in many cases the services provided were not comparable. The Board concluded that the Mid Cap Growth Fund's estimated fees and total expense ratio were reasonable.

COSTS AND PROFITABILITY. With respect to the costs of services to be provided and profits to be realized by AAAM Inc., the Board considered the resources involved in managing the Mid Cap Growth Fund as well as fee waivers or expenses to be reimbursed by AAAM Inc. Because the Mid Cap Growth Fund had not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by AAAM Inc., the Board concluded that profitability was anticipated to be reasonable.

ECONOMIES OF SCALE. The Board considered the extent to which economies of scale would be realized as the Mid Cap Growth Fund grows. The Board reviewed the Mid Cap Growth Fund's estimated expense ratios giving effect to fee waivers or expenses to be reimbursed by AAAM Inc. and considered the anticipated asset size of the Mid Cap Growth Fund, since the Mid Cap Growth Fund had not yet commenced operations. The Board concluded that at this time, no significant economies of scale were anticipated.

OTHER BENEFITS TO AAAM INC. The Board also considered the nature and amount of fees to be paid by the Mid Cap Growth Fund for services provided by affiliates of AAAM Inc. for administration services. The Board also considered payments under the Rule 12b-1 distribution plan and benefits to AAAM Inc. from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that these fallout benefits were reasonable.

BENEFITS TO SHAREHOLDERS. The Board considered the benefit to shareholders of engaging an investment adviser that is an affiliate of other investment advisers managing funds that are part of a larger complex of funds offering a wide variety of investment objectives and strategies.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all the Independent Trustees, concluded that the proposed advisory fees were fair and reasonable, and that the investment advisory agreement should be approved.

CONTINUATION OF INVESTMENT ADVISORY CONTRACTS WITH RESPECT TO THE GROWTH FUND, M&C GROWTH FUND, TAMRO LARGE CAP VALUE FUND, VALUE FUND, VEREDUS SELECT GROWTH FUND, MID CAP FUND, TAMRO SMALL CAP FUND, VEREDUS AGGRESSIVE GROWTH FUND, REAL ESTATE FUND, VEREDUS SCITECH FUND, BALANCED FUND, M&C BALANCED FUND, BOND FUND, INVESTMENT GRADE BOND FUND, HIGH YIELD BOND FUND, MUNICIPAL BOND FUND AND INVESTOR MONEY MARKET FUND: The 1940 Act requires that the investment advisory agreements between the Investment Advisers and the Trust and the Sub-Advisers and the Investment Advisers on behalf of each Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. On December 15, 2005, the Board of Trustees, including all the Independent Trustees, determined that the terms of the investment advisory and sub-advisory agreements continued to be in the best interests of the Funds. The Board of Trustees, including all the Independent Trustees, believes that the current investment advisory and sub-advisory agreements enable the Funds to enjoy high quality investment advisory services at costs that are deemed appropriate, reasonable and in the best interests of the Funds and their shareholders. In making such determinations, the Board of Trustees, including all the Independent Trustees, considered materials received specifically relating to the renewal of the investment advisory and sub-advisory agreements as well as information received periodically regarding the performance of the Investment Advisers and Sub-Advisers and the operations of the Funds. The Independent Trustees met separately from the "interested" Trustees of the Trust and all officers, directors and employees of the Investment Advisers or their affiliates to consider continuance of these agreements and were assisted by independent legal counsel in their considerations.

In evaluating the investment advisory and sub-advisory agreements for each Fund, as applicable, the Board of Trustees reviewed the materials furnished by the Investment Advisers and Sub-Advisers, including information regarding each Investment Adviser, its affiliates and personnel, its operations and financial condition. Among other information, the Board of Trustees reviewed information regarding: (1) the nature, extent and quality of the services provided to the Funds, including information on both the short-term and long-term investment performance of each Fund and comparisons to a relevant peer group of funds independently selected and compiled by Lipper Inc. and an appropriate index, as well as information regarding the personnel involved in the investment process and the record of compliance with

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each Fund's policies and restrictions on personal securities  transactions;  (2)
the advisory fees charged and total expense ratios of the Funds compared to a relevant peer group of funds independently selected and compiled by Lipper Inc.;
(3) sub-advisory fees paid by the Investment Adviser and fees waived or expenses reimbursed by the Investment Adviser; (4) the Investment Adviser's financial condition and the profitability to the Investment Adviser as a result of its relationship with the Funds; (5) any breakpoints in the investment advisory fees that have the effect of passing on economies of scale to Fund investors; (6) the allocation of each Fund's brokerage, if any, including the use of "soft" commission dollars to pay for research and brokerage services; (7) revenue sharing payments made by the Investment Adviser; and (8) other benefits received by affiliates of the Investment Adviser from its relationship with the Fund.

In considering the investment advisory and sub-advisory agreements, the Board of Trustees, including all the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered. Among matters considered by the Board of Trustees, including all the Independent Trustees, in connection with its approval of the continuation of the investment advisory and sub-advisory agreements were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services provided under the investment advisory and sub-advisory agreements, including portfolio management services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Investment Advisers to attract and retain high-quality personnel, and the organizational depth and stability of the Investment Advisers. It also reviewed each Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds independently selected and compiled by Lipper Inc. and an appropriate index. The Board considered whether investment results were consistent with each Fund's investment objectives and policies. The Board noted the short-term underper-formance of M&C Growth Fund, M&C Balanced Fund and Balanced Fund as compared to peer funds, and took into account the factors contributing to such underperfor-mance, the Funds' favorable long-term performance, and the adherence of each Investment Adviser to its investment style and strategies. The Board also discussed the underperformance of Veredus SciTech Fund and noted both the small size of that particular Fund and the fact that a proposal from management to restructure that Fund was pending. The Board discussed with management the upcoming merger of ABN AMRO Asset Management (USA) LLC into AAAM Inc. and concluded that there would be no impact on the services provided to the Funds as a result of the merger, which did not constitute a change of control. The Board also considered regulatory actions against certain advisory affiliates of MFS Institutional Advisors, Inc. ("MFS") and noted the remedial actions taken by the MFS parent organization, as well as the fact that none of the regulatory actions involved MFS. On the basis of this evaluation and its ongoing review of investment results, the Board concluded that the nature, quality and extent of services provided by the Investment Advisers historically have been and continue to be satisfactory, and that the performance of each Fund over time was satisfactory.

FEES AND EXPENSES. The Board considered each Fund's management fee rate, operating expenses and total expense ratio, and compared this information to the fees and expenses of a peer group based on information and data supplied by Lipper Inc. As a part of this analysis, the Board considered the investment advisory fee paid by each Fund and the fees waived or expenses reimbursed by the Investment Advisers and compared the gross and net advisory fees to those of a peer group. The Board also considered the advisory or sub-advisory fees charged by the Investment Advisers to other mutual fund and separate account clients, but noted that in many cases the services provided were not comparable (i.e., services include investment management only and do not take into account the entrepreneurial risks associated with operating mutual funds or the additional compliance, reporting and administrative infrastructure necessary to operate mutual funds). On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Investment Advisers.

COSTS AND PROFITABILITY. The Board considered certain financial information and statistics related to the costs and profitability of the Investment Advisers' advisory agreements with the Funds. The Board considered that the Investment Advisers must be able to compensate their employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Funds. The Board also considered that for smaller Funds, the net income generated from the

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advisory  relationship  was not  large,  and in some  cases was  negative.  With
respect  to  the  sub-advisory   agreements,   the  Board  considered  that  the
sub-advisory fee rate was negotiated at arm's length between the Investment Adviser and Sub-Adviser, an unaffiliated third party, and that the Investment Adviser compensates the Sub-Adviser from its fees. Accordingly, the Board considered the estimated profitability of the Investment Advisers and did not consider estimated profitability of the Sub-Advisers. Based on the information provided, the Board concluded that the profits realized by the Investment Advisers in connection with the management of the Funds were not unreasonable.

ECONOMIES OF SCALE. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board considered the size of the Funds, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board concluded that at this time, the potential for economies of scale were limited for most Funds, and that, where appropriate, the advisory fees include breakpoints designed to share economies of scale with shareholders.

OTHER BENEFITS TO THE INVESTMENT ADVISERS. The Board also considered the nature and amount of fees paid by each Fund for services provided by affiliates of the Investment Advisers for administrative services. The Board also considered payments under Rule 12b-1 plans and benefits to the Investment Advisers from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that management fees were reasonable in light of these fallout benefits.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all the Independent Trustees, concluded that the existing advisory fee structures were fair and reasonable, and that the existing investment advisory and sub-advisory agreements, as applicable, should be approved for continuance.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

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--------------------------------------------------------------------------------

                                        BEGINNING    ENDING
                                         ACCOUNT     ACCOUNT                EXPENSES
                                          VALUE       VALUE     EXPENSE    PAID DURING
                                         11/01/05   04/30/06    RATIO(1)    PERIOD(2)
                                        ---------   ---------   --------   -----------
RIVER ROAD DYNAMIC EQUITY INCOME FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,144.30     1.30%      $ 6.91
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,018.35     1.30%      $ 6.51
GROWTH FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,064.30     1.09%      $ 5.58
   Class I ..........................      1,000     1,065.50     0.81%        4.15
   Class R ..........................      1,000     1,063.30     1.31%        6.70
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,019.39     1.09%      $ 5.46
   Class I ..........................      1,000     1,020,78     0.81%        4.06
   Class R ..........................      1,000     1,018.30     1.31%        6.56
MONTAG & CALDWELL GROWTH FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,051.00     1.05%      $ 5.34
   Class I ..........................      1,000     1,052.30     0.76%        3.87
   Class R ..........................      1,000     1,049.50     1.26%        6.40
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,019.59     1.05%      $ 5.26
   Class I ..........................      1,000     1,021.03     0.76%        3.81
   Class R ..........................      1,000     1,018.55     1.26%        6.31
TAMRO LARGE CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,078.90     1.21%      $ 6.24
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,018.79     1.21%      $ 6.06
VALUE FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,114.20     0.94%      $ 4.93
   Class I ..........................      1,000     1,114.70     0.69%        3.62
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,020.13     0.94%      $ 4.71
   Class I ..........................      1,000     1,021.37     0.69%        3.46
VEREDUS SELECT GROWTH FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,146.90     1.30%      $ 6.92
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,018.35     1.30%      $ 6.51
MID CAP FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,128.10     1.16%      $ 6.12
   Class I ..........................      1,000     1,129.90     0.89%        4.70
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,019.04     1.16%      $ 5.81
   Class I ..........................      1,000     1,020.38     0.89%        4.46

                                        BEGINNING    ENDING
                                         ACCOUNT    ACCOUNT                 EXPENSES
                                          VALUE      VALUE      EXPENSE    PAID DURING
                                         11/01/05   04/30/06    RATIO(1)    PERIOD(2)
                                        ---------   ---------   --------   -----------
MID CAP GROWTH FUND (3)
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,046.00     1.40%      $ 4.83
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,012.13     1.40%      $ 4.75
RIVER ROAD SMALL CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,216.00     1.50%      $ 8.24
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,017.36     1.50%      $ 7.50
TAMRO SMALL CAP FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,248.90     1.30%      $ 7.25
   Class I ..........................      1,000     1,250.80     0.99%        5.52
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,018.35     1.30%      $ 6.51
   Class I ..........................      1,000     1,019.89     0.99%        4.96
VEREDUS AGGRESSIVE GROWTH FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,168.40     1.41%      $ 7.58
   Class I ..........................      1,000     1,169.60     1.13%        6.08
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,017.80     1.41%      $ 7.05
   Class I ..........................      1,000     1,019.19     1.13%        5.66
REAL ESTATE FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,159.90     1.37%      $ 7.34
   Class I ..........................      1,000     1,161.40     1.12%        6.00
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,018.00     1.37%      $ 6.85
   Class I ..........................      1,000     1,019.24     1.12%        5.61
VEREDUS SCITECH FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,185.70     1.60%      $ 8.67
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,016.86     1.60%      $ 8.00
BALANCED FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,045.00     1.12%      $ 5.68
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,019.24     1.12%      $ 5.61
M&C BALANCED FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,031.50     1.31%      $ 6.60
   Class I ..........................      1,000     1,032.20     1.05%        5.29
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,018.30     1.31%      $ 6.56
   Class I ..........................      1,000      1019.59     1.05%        5.26
BOND FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,003.50     0.74%      $ 3.68
   Class I ..........................      1,000     1,004.70     0.49%        2.44
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,021.12     0.74%      $ 3.71
   Class I ..........................      1,000     1,022.36     0.49%        2.46

                                                                           | 113

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                                                                  APRIL 30, 2006

ADDITIONAL INFORMATION - (UNAUDITED) CONTINUED

                                        BEGINNING    ENDING
                                         ACCOUNT    ACCOUNT                 EXPENSES
                                          VALUE      VALUE      EXPENSE    PAID DURING
                                         11/01/05   04/30/06    RATIO(1)    PERIOD(2)
                                        ---------   ---------   --------   -----------
INVESTMENT GRADE BOND FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,004.80     0.89%      $4.42
   Class I ..........................      1,000     1,006.00     0.64%       3.18
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,020.38     0.89%      $4.46
   Class I ..........................      1,000     1,021.62     0.64%       3.21
HIGH YIELD BOND FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,034.80     0.80%      $4.04
   Class I ..........................      1,000     1,036.10     0.55%       2.78
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,020.83     0.80%      $4.01
   Class I ..........................      1,000     1,022.07     0.55%       2.76
MUNICIPAL BOND FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,009.60     0.50%      $2.49
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,022.32     0.50%      $2.51
INVESTOR MONEY MARKET FUND
   ACTUAL FUND RETURN
   Class N ..........................    $ 1,000    $1,019.20     0.59%      $2.95
   HYPOTHETICAL 5% RETURN
   Class N ..........................    $ 1,000    $1,021.87     0.59%      $2.96

(1)   Annualized, based on the Funds' most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or partial year, if applicable, then divided by 365.

(3)   Mid Cap Growth Fund commenced investment operations on December 29, 2005.

| 114

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ABN AMRO Funds

ADVISERS

ABN AMRO Asset Management, Inc.
161 North Clark Street
Chicago, IL 60601

Montag & Caldwell, Inc.
3455 Peachtree Road, NE, Suite 1200
Atlanta, GA 30326

TAMRO Capital Partners LLC
1660 Duke St.
Alexandria, VA 22314

Veredus Asset Management LLC
One Paragon Centre
6060 Dutchmans Lane, Suite 320
Louisville, KY 40205

River Road Asset Management LLC
Meidinger Tower, Suite 1600
462 South Fourth Street
Louisville, KY 40202

SHAREHOLDER SERVICES

ABN AMRO Funds
P.O. Box 9765
Providence, RI 02940

DISTRIBUTOR

ABN AMRO Distribution Services (USA) Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

Kenneth C. Anderson, President and Chief Executive Officer

Gerald F. Dillenburg, Senior Vice President, Secretary and Treasurer, Chief
   Financial Officer, Chief Operating Officer and Chief Compliance Officer

William Long, Vice President
Juli A. Braun, Assistant Secretary
Laura M. Curylo, Assistant Treasurer
Marc J. Peirce, Assistant Secretary
Joseph W. Wheeler, Assistant Treasurer

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL

Vedder, Price, Kaufman & Kammholz
222 N. LaSalle Street
Chicago, IL 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Sears Tower
233 S. Wacker Drive
Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992-8151.

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

Guide to Shareholder Benefits
--------------------------------------------------------------------------------

We're delighted to offer all ABN AMRO Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. - 7 p.m. ET.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For N class shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your ABN AMRO Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

FREE CHECK WRITING SERVICES AVAILABLE

If you are an investor in ABN AMRO Investor Money Market Fund, you can take advantage of free check writing privileges. Checks must be written for $100 or more.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEB SITE

You can access account balances, view statements, obtain fund information and make transactions online 24 hours a day, 7 days a week.

--------------------------------------------------------------------------------
                              www.abnamrofunds.com
--------------------------------------------------------------------------------

Our Shareholder Services Line Is at Your Service 24 Hours a Day
--------------------------------------------------------------------------------
                                  800 992-8151

Investor Services Associates are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

[GRAPHIC OMITTED]
ABN AMRO ASSET MANAGEMENT

ABSEM 06 01

[GRAPHIC OMITTED]
ABN AMRO ASSET MANAGEMENT LOGO - ABN AMRO FUNDS

[GRAPHIC OMITTED]
COVER ART

APRIL 30/2006 CLASS I & S SHARES

SEMI-ANNUAL REPORT 2006

MONEY MARKET

          THIS PRIVACY STATEMENT IS NOT PART OF THE SEMI ANNUAL REPORT

                                PRIVACY STATEMENT

At ABN AMRO Funds, we appreciate the privacy concerns and expectations of our customers. Together with the Funds' distributor, ABN AMRO Distribution Services
(USA) Inc., we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

      o Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

      o Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

      o Information we collect through the use of Internet "cookies" when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

      o Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

      o Companies that provide services for us to help market our products to you; and

      o   Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within both the Funds' and Distributor's organizations, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet "cookies" on our Web site. In addition, in order to provide you with access to your account via the Web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have or had a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.

The ABN AMRO Funds value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800 992-8151 if you have any questions concerning our policy, or visit us at www.abnamrofunds.com for additional copies of this policy.

ABN AMRO Funds

TABLE OF CONTENTS

Performance Summary.........................................................   2
Schedules of Investments....................................................   3
Statement of Assets and Liabilities.........................................  10
Statement of Operations.....................................................  11
Statements of Changes in Net Assets.........................................  12
Financial Highlights........................................................  14
Notes to Financial Statements...............................................  18
Additional Information......................................................  21

MONEY MARKET FUNDS

 Government Money Market Fund
 Money Market Fund
 Tax-Exempt Money Market Fund
 Treasury Money Market Fund


  THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE
 FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES
     DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER
                                  INFORMATION.

  ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC.,
                   760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

            SHAREHOLDER SERVICES 800 992-8151 o WWW.ABNAMROFUNDS.COM

              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

         ABN AMRO is a registered service mark of ABN AMRO Holding N.V.
                              All rights reserved.

ABN AMRO Funds
--------------

PERFORMANCE SUMMARY (UNAUDITED)                             AS OF APRIL 30, 2006
--------------------------------------------------------------------------------

                                                                                                       AVERAGE ANNUAL
                                                                                      SIX               TOTAL RETURN
                                                                          7-DAY      MONTH       --------------------------
                                                             INCEPTION   AVERAGE     TOTAL         ONE      FIVE      TEN
                                                               DATE     YIELD (A)  RETURN (B)     YEAR      YEAR      YEAR
                                                             ---------  ---------  ----------     -----     -----     -----
GOVERNMENT MONEY MARKET FUND - CLASS I                        01/04/93    4.54%       2.06%       3.65%     2.00%     3.66%
  iMoneyNet Government & Agency Institutional Average                                 2.00%       3.55%     1.91%      N/A
  Lipper Institutional U.S. Gov't. Money Market Funds Index                           2.05%       3.65%     2.02%     3.66%

GOVERNMENT MONEY MARKET FUND - CLASS S                        04/22/93    4.22%       1.90%       3.32%     1.67%     3.34%
  iMoneyNet Government & Agency Retail Average                                        1.82%       3.16%     1.58%     3.29%
  Lipper U.S. Government Money Market Funds Index                                     1.85%       3.24%     1.65%     3.34%

MONEY MARKET FUND - CLASS I                                   01/04/93    4.45%       2.05%       3.62%     1.96%     3.68%
  iMoneyNet First Tier Institutional Average                                          2.04%       3.61%     1.96%     3.69%
  Lipper Institutional Money Market Funds Index                                       2.13%       3.80%     2.18%     3.86%

MONEY MARKET FUND - CLASS S                                   03/31/93    4.09%       1.86%       3.25%     1.59%     3.33%
  iMoneyNet First Tier Retail Average                                                 1.80%       3.13%     1.57%     3.31%
  Lipper Money Market Funds Index                                                     1.91%       3.35%     1.75%     3.46%

TAX-EXEMPT MONEY MARKET FUND - CLASS I                        01/04/93    3.18%       1.34%       2.44%     1.37%     2.34%
  iMoneyNet National Institutional Average                                            1.36%       2.46%     1.41%     2.35%
  Lipper Institutional Tax-Exempt Money Market Funds Index                            1.42%       2.57%     1.54%     2.44%

TAX-EXEMPT MONEY MARKET FUND - CLASS S                        03/24/93    2.93%       1.22%       2.18%     1.12%     2.09%
  iMoneyNet National Retail Average                                                   1.21%       2.15%     1.16%     2.10%
  Lipper Tax-Exempt Money Market Funds Index                                          1.28%       2.30%     1.27%     2.21%

TREASURY MONEY MARKET FUND - CLASS I                          01/04/93    4.35%       1.98%       3.49%     1.82%     3.43%
  iMoneyNet Treasury & Repo Institutional Average                                     1.95%       3.43%     1.79%      N/A
  Lipper Inst'l. U.S. Treasury Money Market Funds Index                               1.96%       3.46%     1.92%     3.55%

TREASURY MONEY MARKET FUND - CLASS S                          03/25/93    4.10%       1.85%       3.23%     1.57%     3.17%
  iMoneyNet Treasury & Repo Retail Average                                            1.75%       3.05%     1.49%     3.19%
  Lipper U.S. Treasury Money  Money Market Funds Index                                1.79%       3.13%     1.59%     3.21%

____________________________________

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ABNAMROFUNDS.COM.

INDEXES ARE UNMANAGED AND DO NOT TAKE INTO ACCOUNT FEES, EXPENSES OR OTHER
COSTS.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

THE FUNDS' INVESTMENT ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE FEES OR REIMBURSE EXPENSES THROUGH FEBRUARY 28, 2007. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES WERE NOT IN EFFECT.

AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

(A) THE 7-DAY AVERAGE YIELD MORE CLOSELY REFLECTS THE FUNDS' CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATION.

(B)   NOT ANNUALIZED.

ABN AMRO Funds
--------------

GOVERNMENT MONEY MARKET FUND                                      APRIL 30, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REPURCHASE AGREEMENTS                                        88%
US GOVERNMENT AGENCY OBLIGATIONS                             11%
CASH AND OTHER NET ASSETS                                     1%

% OF TOTAL NET ASSETS

                                                                 AMORTIZED
 PAR VALUE                                                          COST
 ----------                                                    --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.76%

               FEDERAL HOME LOAN BANK (a) - 6.44%
$  20,000,000  4.770%, 06/12/06...........................     $   19,999,378
   14,000,000  4.760%, 07/13/06...........................         13,999,824
                                                               --------------
                                                                   33,999,202
                                                               --------------
               FEDERAL HOME LOAN MORTGAGE (b) - 2.43%
    5,000,000  4.315%, 05/09/06...........................          4,995,205
    3,000,000  4.647%, 10/17/06...........................          2,934,555
    5,000,000  4.540%, 10/23/06...........................          4,889,653
                                                               --------------
                                                                   12,819,413
                                                               --------------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION - 1.89%
   10,000,000  5.500%, 05/02/06...........................         10,000,166
                                                               --------------
               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS
               (Cost $56,818,781)                                  56,818,781
                                                               --------------
REPURCHASE AGREEMENTS - 88.30%

  200,000,000  Barclays Bank, 4.770%, dated
                 04/28/06, matures 05/01/06,
                 repurchase price $200,079,500,
                 (collateralized by U.S. Government
                 Agency instruments, with interest
                 rates from 4.500% to 6.500%,
                 and maturities from 2019 to 2036,
                 total market value $204,000,000)                 200,000,000
  266,000,000  Deutsche Bank, 4.790%, dated
                 04/28/06, matures 05/01/06,
                 repurchase price $266,106,178,
                 (collateralized by U.S. Government
                 Agency instruments, with interest
                 rates from 3.244% to 5.500%,
                 and maturities from 2018 to 2036,
                 total market value $271,320,001)                 266,000,000
                                                               --------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $466,000,000)                                466,000,000
                                                               --------------

                                                                 AMORTIZED
   SHARES                                                           COST
 ----------                                                    --------------

INVESTMENT COMPANIES - 1.16%

       15,016  AIM STIT Government &
                 Agency Portfolio.........................     $       15,016
    6,101,777  BlackRock Liquidity Funds
                 FedFund Portfolio........................          6,101,777
                                                               --------------
               TOTAL INVESTMENT COMPANIES
               (Cost $6,116,793)                                    6,116,793
                                                               --------------
TOTAL INVESTMENTS - 100.22%
   (Cost $528,935,574)*...................................        528,935,574
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.22)%................         (1,174,265)
                                                               --------------
NET ASSETS - 100.00%......................................     $  527,761,309
                                                               ==============

_______________________
   * At April 30, 2006, cost is identical for book and Federal income tax purposes.

 (a) Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2006.

 (b)  Annualized yield at the time of purchase.

STIT Short-Term Investments Trust PLC

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

MONEY MARKET FUND                                                 APRIL 30, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REPURCHASE AGREEMENTS                                        81%
CERTIFICATES OF DEPOSIT                                      11%
COMMERCIAL PAPER                                              7%
CASH AND OTHER NET ASSETS                                     1%

% OF TOTAL NET ASSETS

                                                                 AMORTIZED
 PAR VALUE                                                          COST
 ----------                                                    --------------

CERTIFICATES OF DEPOSIT - 11.07%
$   2,000,000  Abbey National Treasury Services
                 4.670%, 07/19/06 ........................     $    2,000,021
    2,000,000  Calyon (NY)
                 4.750%, 10/24/06 ........................          1,999,994
    5,000,000  Citibank NA
                 4.645%, 07/10/06 ........................          5,000,143
    7,000,000  Credit Suisse First Boston (NY)
                 4.745%, 05/23/06 ........................          7,000,000
    2,000,000  Natexis Banques Populaires US
                 Finance (NY)
                 4.675%, 07/20/06 ........................          2,000,000
    2,350,000  Royal Bank of Scotland (NY)
                 4.450%, 10/05/06 ........................          2,346,654
                                                               --------------
               TOTAL CERTIFICATES OF DEPOSIT
               (Cost $20,346,812)                                  20,346,812
                                                               --------------
COMMERCIAL PAPER (a) - 7.33%

               ASSET-BACKED - 7.33%
    4,000,000  FCAR Owner Trust
                 4.900%, 06/13/06 ........................          3,976,589
    2,000,000  FCAR Owner Trust II
                 4.450%, 05/02/06 ........................          1,999,753
    7,500,000  New Center Asset Trust
                 4.770%, 05/01/06 ........................          7,500,000
                                                               --------------
                                                                   13,476,342
                                                               --------------
               TOTAL COMMERCIAL PAPER
               (Cost $13,476,342)                                  13,476,342
                                                               --------------

                                                                 AMORTIZED
 PAR VALUE                                                          COST
 ----------                                                    --------------

REPURCHASE AGREEMENTS - 81.04%

$  75,000,000  Barclays Bank, 4.770%, dated
                 04/28/06, matures 05/01/06,
                 repurchase price $75,029,813
                 (collateralized by U.S.
                 Government Agency instruments,
                 with interest rates of 4.500% to
                 8.500% and maturities of 2020
                 to 2035, total market
                 value $76,500,001).......................     $   75,000,000
   74,000,000  Merrill Lynch, 4.780%, dated
                 04/28/06, matures 05/01/06,
                 repurchase price $74,029,477
                 (collateralized by cash,
                 total market value
                 $74,005,000).............................         74,000,000
                                                               --------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $149,000,000)                                149,000,000
                                                               --------------

SHARES
------

INVESTMENT COMPANY - 0.40%

      740,374  BlackRock Liquidity Funds
                 TempFund Portfolio.......................            740,374
                                                               --------------
               TOTAL INVESTMENT COMPANY
               (Cost $740,374)                                        740,374
                                                               --------------
TOTAL INVESTMENTS - 99.84%
   (Cost $183,563,528)*...................................        183,563,528
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.16%..................            288,254
                                                               --------------
NET ASSETS - 100.00%......................................     $  183,851,782
                                                               ==============

______________________

      * At April 30, 2006, cost is identical for book and Federal income tax purposes.

      (a) Annualized yield at the time of purchase.

      NY  New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

EDUCATION                                                    19%
GENERAL OBLIGATION                                           18%
UTILITIES                                                    17%
MEDICAL                                                      17%
TRANSPORTATION                                                8%
POLLUTION                                                     8%
WATER                                                         5%
OTHER MUNICIPAL SECURITIES                                    4%
HOUSING                                                       3%
DEVELOPMENT                                                   1%

% OF TOTAL NET ASSETS

                                                                 AMORTIZED
 PAR VALUE                                                           COST
----------                                                     --------------

MUNICIPAL OBLIGATIONS - 101.40%

               ALASKA - 0.89%
               Valdez Marine Terminal RB,
$     200,000    BP Pipelines, Inc. Project
                 3.810%, 05/01/06 (a).....................     $      200,000
    2,250,000    Exxon Pipeline Co. Project
                 3.770%, 05/01/06 (a).....................          2,250,000
                                                               --------------
                                                                    2,450,000
                                                               --------------
               ARIZONA - 4.53%
   12,500,000  Salt River Project Agriculture TECP
                 3.280%, 05/04/06 (b).....................         12,500,000
                                                               --------------
               CALIFORNIA - 2.05%
    5,650,000  California State Department of
                 Water Resources RB, Series B-2
                 3.780%, 05/01/06 (a)
                 LOC: BNP Paribas.........................          5,650,000
                                                               --------------
               COLORADO - 2.88%
    2,955,000  Colorado Educational & Cultural
                 Facilities RB, Naropa University
                 Project
                 3.810%, 05/04/06 (a)
                 LOC: Wells Fargo Bank....................          2,955,000
    5,000,000  Colorado State, TRAN
                 4.000%, 06/27/06 ........................          5,010,650
                                                               --------------
                                                                    7,965,650
                                                               --------------
               CONNECTICUT - 5.03%
    1,800,000  Connecticut State Health, GO,
                 Series B 3.780%, 05/04/06 (a)
                 SPA: Bayerische Landesbank                         1,800,000
               Connecticut State HEFA RB,
                 Yale University
      100,000    Series T-2
                 3.730%, 05/04/06 (a).....................            100,000
   12,000,000    Series X-3
                 3.750%, 05/01/06 (a).....................         12,000,000
                                                               --------------
                                                                   13,900,000
                                                               --------------

                                                                 AMORTIZED
 PAR VALUE                                                          COST
 ----------                                                    --------------

               FLORIDA - 7.52%
$   4,900,000  Collier County Educational
                 Facilities Authority RB,
                 International College Project
                 3.800%, 05/05/06 (a)
                 LOC: Fifth Third Bank....................     $    4,900,000
    5,268,000  Jacksonville Electric Authority
                 System TECP
                 3.280%, 07/11/06 (b).....................          5,268,000
   10,600,000  Sarasota Memorial Hospital TECP
                 3.170%, 06/06/06 (b).....................         10,600,000
                                                               --------------
                                                                   20,768,000
                                                               --------------
               GEORGIA - 6.44%
    7,790,000  Burke County Development Authority
                 PCR, Oglethorpe Power Corp,
                 Series A
                 3.800%, 05/03/06 (a)
                 Insured: FGIC............................          7,790,000
    5,000,000  Metropolitan Atlanta Rapid Transit
                 Authority RB, Series A
                 3.770%, 05/03/06 (a)
                 LOC: Bayerische Landesbank,
                 Westdeutsche Landesbank..................          5,000,000
    5,000,000  Municipal Electric Authority of
                 Georgia RB, Project One
                 Subordinated Bonds, Remarketed
                 3.690%, 05/03/06 (a)
                 Insured: FSA
                 SPA: Dexia Credit Local..................          5,000,000
                                                               --------------
                                                                   17,790,000
                                                               --------------
               ILLINOIS - 9.69%
    6,650,000  Chicago Board of Education, GO,
                 Series C-1
                 3.810%, 05/01/06 (a)
                 Insured: FSA
                 SPA: Depfa Bank..........................          6,650,000
               Illinois Health Facilities Authority RB,
                 Gottlieb Health Resource, Inc.
    9,600,000    3.800%, 05/03/06 (a)
                 LOC: Harris Trust &
                 Savings Bank.............................          9,600,000
      500,000    Rush Presbyterian - St. Luke's
                 Medical Center Obligated Group,
                 Series B
                 3.830%, 05/03/06 (a)
                 Insured: MBIA
                 SPA: JPMorgan Chase......................            500,000
   10,000,000  Illinois State, GO, Series B
                 3.900%, 05/03/06 (a)
                 SPA: Depfa Bank..........................         10,000,000
                                                               --------------
                                                                   26,750,000
                                                               --------------
               INDIANA - 0.14%
      400,000  Hammond PCR,
                 Amoco Oil Project
                 3.810%, 05/01/06 (a).....................            400,000
                                                               --------------
               KENTUCKY - 1.08%
    2,990,000  Kentucky Economic
                 DevelopmentFinance Authority
                 Hospital Facilities RB, Baptist
                 Healthcare HSystem, Series C,
                 3.810%, 05/01/06 (a)
                 Insured: MBIA
                 SPA: National City Bank..................          2,990,000
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                 AMORTIZED
 PAR VALUE                                                          COST
 ----------                                                    --------------

               LOUISIANA - 0.76%
$   2,100,000  Saint Charles Parish PCR,
                 Shell Oil Co. Project, Series B
                 3.800%, 05/01/06 (a).....................     $    2,100,000
                                                               --------------
               MARYLAND - 1.74%
               Maryland State Health &
                 Higher Education Facilities
                 Authority RB,
                 Pooled Loan Program,
      700,000    Series A
                 3.800%, 05/03/06 (a)
                 LOC: Bank One Trust......................            700,000
    4,100,000    Series B
                 3.800%, 05/03/06 (a)
                 LOC: First National Bank.................          4,100,000
                                                               --------------
                                                                    4,800,000
                                                               --------------
               MASSACHUSETTS - 4.13%
               Massachusetts State HEFA RB
    2,000,000    Capital Asset Program, Series C
                 3.760%, 05/01/06 (a)
                 Insured: MBIA
                 SPA: State Street Bank & Trust ..........          2,000,000
      640,000    Harvard University, Series L
                 3.600%, 05/03/06 (a).....................            640,000
    8,770,000  Massachusetts Water Resources
                 Authority, Multi-Modal
                 Subordinated General RB, Series A
                 3.770%, 05/03/06 (a)
                 Insured: AMBAC
                 SPA: Bank of Nova Scotia /
                 Dexia Credit Local.......................          8,770,000
                                                               --------------
                                                                   11,410,000
                                                               --------------
               MINNESOTA - 3.31%
    2,250,000  Hennepin County Library, GO, Series A
                 3.660%, 05/04/06 (a)
                 SPA: State Street
                 Bank & Trust.............................          2,250,000
      365,000  Minneapolis Convention Center,
                 GO, Convention Center Bonds
                 3.660%, 05/04/06 (a)
                 SPA: Dexia Credit Local..................            365,000
      830,000  Minneapolis, Library, GO
                 3.660%, 05/04/06 (a)
                 SPA: Dexia Credit Local..................            830,000
    5,700,000  Owatonna Hospital RB
                 Health Central System
                 3.950%, 05/03/06 (a)
                 LOC: Wells Fargo Bank....................          5,700,000
                                                               --------------
                                                                    9,145,000
                                                               --------------
               MISSOURI - 3.78%
               Missouri State HEFA RB
   10,000,000    The Saint Louis University
                 Project, Series A
                 3.500%, 05/01/06 (a)
                 LOC: MBIA
                 SPA: Bank of New York....................         10,000,000
                 The Washington University
      285,000    Project, Series A
                 3.820%, 05/01/06 (a)
                 SPA: Morgan Guaranty Trust ..............            285,000


                                                                 AMORTIZED
 PAR VALUE                                                           COST
 ----------                                                     --------------

               MISSOURI (CONTINUED)
$     150,000    Series B
                 3.820%, 05/01/06 (a)
                 SPA: Morgan Guaranty Trust ..............     $      150,000
                                                               --------------
                                                                   10,435,000
                                                               --------------
               NEBRASKA - 9.03%
               Lincoln Electric System TECP
    8,250,000    3.200%, 05/02/06 (b).....................          8,250,000
    6,000,000    3.410%, 05/02/06 (b).....................          6,000,000
   10,700,000  Omaha Public Power TECP
                 3.280%, 05/04/06 (b).....................         10,700,000
                                                               --------------
                                                                   24,950,000
                                                               --------------
               NEVADA - 2.58%
    7,130,000  Clark County School District, GO,
                 Series A
                 3.780%, 05/01/06 (a)
                 Insured: FSA
                 SPA: State Street Bank & Trust ..........          7,130,000
                                                               --------------

               NEW JERSEY - 4.35%
    5,000,000  New Jersey Economic Development
                 Authority Water Facilities RB,
                 United Water New Jersey, Inc.
                 Project, Series A
                 3.780%, 05/01/06 (a)
                 Insured: AMBAC
                 SPA: Bank of New York....................          5,000,000
    7,000,000  New Jersey State, TRAN,
                 Series A
                 4.000%, 06/23/06 ........................          7,012,218
                                                               --------------
                                                                   12,012,218
                                                               --------------
               NEW MEXICO - 1.52%
    3,925,000  Hurley PCR,
                 Kennecott Santa Fe Project
                 3.810%, 05/01/06 (a) ....................          3,925,000
      260,000  New Mexico State Hospital Equipment
                 Loan Council, Hospital RB,
                 Presbyterian Healthcare,
                 Series B,
                 3.820%, 05/03/06 (a)
                 Insured: FSA
                 SPA: Citibank............................            260,000
                                                               --------------
                                                                    4,185,000
                                                               --------------
               NEW YORK - 7.02%
      655,000  New York City Housing Development
                 Corp, Multifamily Rent Housing RB,
                 James Tower Development, Series A
                 3.750%, 05/03/06 (a).....................            655,000
      850,000  New York City Transitional Finance
                 Authority RB, Series 3, Sub Series 3B
                 3.750%, 05/01/06 (a)
                 SPA: Bank of New York....................            850,000
               New York City, GO
    1,500,000    Sub Series E4
                 3.770%, 05/01/06 (a)
                 LOC: State Street Bank & Trust ..........          1,500,000
    1,300,000    Sub Series E5
                 3.710%, 05/01/06 (a)
                 LOC: JPMorgan Chase......................          1,300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                 AMORTIZED
 PAR VALUE                                                          COST
 ----------                                                    --------------

               NEW YORK (CONTINUED)
$   5,380,000  New York Metropolitan Transportation
                 Authority Dedicated Tax Fund RB,
                 Series D-1
                 3.850%, 05/04/06 (a)
                 Insured: AMBAC
                 SPA: Wachovia Bank.......................     $    5,380,000
               New York State Housing Finance
                 Agency RB,
    8,790,000    10 Barclay Street, Series A
                 3.820%, 05/03/06 (a).....................          8,790,000
      200,000    Normandie Court I Project
                 3.750%, 05/03/06 (a)
                 LOC: Landesbank Hessen
                 Thurigen Girozentrale....................            200,000
      700,000  New York State Local Government
                 Assistance RB, Series D
                 3.750%, 05/03/06 (a)
                 LOC: Societe Generale....................            700,000
                                                               --------------
                                                                   19,375,000
                                                               --------------

               NORTH CAROLINA - 1.52%
    4,200,000  North Carolina State, Public
                 Improvement GO, Series F
                 3.750%, 05/03/06 (a)
                 SPA: Landesbank Hessen
                 Thurigen Girozentrale....................          4,200,000
                                                               --------------

               TEXAS - 16.83%
    3,560,000  Austin Texas Utility TECP
                 3.400%, 05/03/06 (b).....................          3,560,000
    3,935,000  Dallas Childrens Hospital,
                 Series B-1
                 3.820%, 05/01/06 (a)
                 Insured: MBIA
                 SPA: JPMorgan Chase......................          3,935,000
    5,200,000  Gulf Coast Waste Disposal
                 Authority PCR, Exxon Project
                 3.770%, 05/01/06 (a).....................          5,200,000
               Harris County Health Facilities
                 Development Corp. Hospital RB,
    2,300,000    Special Facilities Texas Medical
                 Center Project
                 3.810%, 05/01/06 (a)
                 Insured: MBIA
                 SPA: JPMorgan Chase......................          2,300,000
    5,000,000  North Central Texas Hospitals TECP
                 3.180%, 06/07/06 (b).....................          5,000,000
    7,950,000  Southwest Higher Education Authority
                 RB, Southern Methodist University
                 3.790%, 05/01/06 (a)
                 LOC: Landesbank Hessen Thurigen
                 Girozentrale.............................          7,950,000
               Texas Department of
                 Transportation TECP
    8,000,000    3.180%, 05/03/06 (b).....................          8,000,000
    3,500,000    3.260%, 05/16/06 (b).....................          3,500,000
    7,000,000  Texas State, TRAN, GO
                 4.500%, 08/31/06 ........................          7,028,923
                                                               --------------
                                                                   46,473,923
                                                               --------------

                                                                 AMORTIZED
 PAR VALUE                                                          COST
 ----------                                                    --------------

               UTAH - 2.17%
$   3,000,000  Intermountain Public Power TECP
                 3.150%, 05/03/06 (b).....................     $    3,000,000
    2,000,000  Salt Lake County PCR
                 Service Station Holdings Project
                 3.810%, 05/01/06 (a).....................          2,000,000
    1,000,000  State of Utah Building Ownership
                 Authority Lease RB,
                 Facilities Master Lease Program,
                 Series C
                 3.870%, 05/03/06 (a)
                 LOC: Landesbank Hessen
                 Thurigen Girozentrale....................          1,000,000
                                                               --------------
                                                                    6,000,000
                                                               --------------
               WISCONSIN - 2.17%
    6,000,000  State of Wisconsin TECP
                 3.410%, 05/02/06 ........................          6,000,000
                                                               --------------
               WYOMING - 0.24%
      650,000  Sublette County PCR,
                 Exxon Project
                 3.660%, 05/01/06 (a).....................            650,000
                                                               --------------
               TOTAL MUNICIPAL OBLIGATIONS
               (Cost $280,029,791)                                280,029,791
                                                               --------------


SHARES
------

INVESTMENT COMPANIES - 0.01%

        6,681  AIM TFIT-Tax-Free Cash
                 Reserve Portfolio .......................              6,681
        1,238  Dreyfus Tax Exempt Cash
                 Management Fund .........................              1,238
        8,177  SEI Tax-Exempt Trust
                 Institutional Tax Free Fund .............              8,177
                                                               --------------
               TOTAL INVESTMENT COMPANIES
               (Cost $16,096)                                          16,096
                                                               --------------
TOTAL INVESTMENTS - 101.41%
   (Cost $280,045,887)*...................................        280,045,887
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (1.41)%................         (3,880,132)
                                                               --------------
NET ASSETS - 100.00%......................................     $  276,165,755
                                                               ==============

__________________________
    * At April 30, 2006, cost is identical for book and Federal income tax purposes.

  (a) Variable rate instrument. The rate shown reflects the rate in effect on April 30, 2006. The maturity date shown is the next scheduled demand date.

  (b)  Annualized yield at the time of purchase.

AMBAC  Ambac Assurance Corp.

 FGIC  Financial Guaranty Insurance Co.

  FSA  Financial Security Assurance, Inc.

   GO  General Obligation

 HEFA  Health & Educational Facilities Authority

  LOC  Letter of Credit

 MBIA  MBIA Insurance Corp.

  PCR  Pollution Control Revenue

   RB  Revenue Bond

  SPA  Standby Purchase Agreement

 TECP  Tax-Exempt Commercial Paper

 TFIT  Tax-Free Investments Trust

 TRAN  Tax & Revenue Anticipation Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

TREASURY MONEY MARKET FUND                                        APRIL 30, 2006
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REPURCHASE AGREEMENTS                                        90%
U.S. TREASURY OBLIGATIONS                                     9%
CASH AND OTHER NET ASSETS                                     1%

% OF TOTAL NET ASSETS

                                                                 AMORTIZED
 PAR VALUE                                                          COST
 ----------                                                    --------------

U.S. TREASURY OBLIGATIONS - 9.14%

               U.S. TREASURY NOTES
$   7,000,000  2.000%, 05/15/06...........................     $    6,993,988
    3,000,000  2.750%, 07/31/06...........................          2,988,288
    3,000,000  2.750%, 06/30/06...........................          2,992,495
    1,500,000  2.375%, 08/15/06...........................          1,491,088
                                                               --------------
               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $14,465,859)                                  14,465,859
                                                               --------------
REPURCHASE AGREEMENTS - 90.38%

   55,000,000  Barclays Bank, 4.660%, dated
                 04/28/06, matures 05/01/06,
                 repurchase price $55,021,358,
                 (collateralized by U.S. Treasury
                 instrument, with interest rate
                 of 0.000%, maturing 2011, total
                 market value $56,100,000)................         55,000,000
   48,000,000  Deutsche Bank, 4.720%, dated
                 04/28/06, matures 05/01/06,
                 repurchase price $48,018,880,
                 (collateralized by U.S. Treasury
                 instrument, with interest rate
                 of 3.125%, maturing 2008, total
                 market value $48,960,178)................         48,000,000
   40,000,000  Merrill Lynch, 4.700%, dated
                 04/28/06, matures 05/01/06,
                 repurchase price $40,015,667,
                 (collateralized by U.S. Treasury
                 instrument, with interest rate
                 of 4.625%, maturing 2008, total
                 market value $40,800,179)................         40,000,000
                                                               --------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $143,000,000)                                143,000,000
                                                               --------------

                                                                 AMORTIZED
   SHARES                                                           COST
 ----------                                                    --------------

INVESTMENT COMPANIES - 0.75%

       20,342  AIM STIT Treasury Portfolio................     $       20,342
    1,160,620  BlackRock Liquidity Funds
                 TempCash Portfolio.......................          1,160,620
                                                               --------------
               TOTAL INVESTMENT COMPANIES
               (Cost $1,180,962)                                    1,180,962
                                                               --------------
TOTAL INVESTMENTS - 100.27%
   (Cost $158,646,821)*...................................        158,646,821
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.27)%................           (421,276)
                                                               --------------
NET ASSETS - 100.00%......................................     $  158,225,545
                                                               ==============

_____________________
      * At April 30, 2006, cost is identical for book and Federal income tax purposes.

    STIT Short-Term Investments Trust PLC

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     This page is left blank intentionally.

ABN AMRO Funds
--------------

                                                                  APRIL 30, 2006
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                         GOVERNMENT MONEY        MONEY        TAX-EXEMPT MONEY   TREASURY MONEY
                                                           MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                                                         ----------------   ---------------   ----------------  ----------------
ASSETS:
Investments:
        Investments at amortized cost................    $     62,935,574   $    34,563,528   $    280,045,887  $     15,646,821
        Repurchase agreements at cost................         466,000,000       149,000,000                 --       143,000,000
                                                         ----------------   ---------------   ----------------  ----------------
          Total investments............................       528,935,574       183,563,528        280,045,887       158,646,821
Cash...................................................                --                --                 61                --
Receivables:
        Dividends and interest.........................           660,795           332,542          1,522,089           178,646
        Fund shares sold...............................                91             6,277              1,500                --
Other assets...........................................            13,095            29,376              9,876            25,050
                                                         ----------------   ---------------   ----------------  ----------------
          Total assets.................................       529,609,555       183,931,723        281,579,413       158,850,517
                                                         ----------------   ---------------   ----------------  ----------------

LIABILITIES:
Payables:
        Line of Credit (Note F)........................                --                --          4,642,700                --
        Dividend distribution..........................         1,603,482                --            673,270           563,499
        Fund shares redeemed...........................            77,179             8,589                 --               288
        Due to Adviser, net (Note E)...................            83,108            24,793             55,455            28,333
        Administration (Note E)........................            22,706             9,179             14,898             7,989
        Distribution fees (Note E).....................             1,977             7,215                981               182
        Shareholder service fees (Note E)..............             2,663            15,953                 --                --
        Trustees fees and related expenses (Note E)....             6,123             2,361              2,791             4,146
        Interest expense (Note F)......................                --                --              1,886                --
Accrued expenses and other payables....................            51,008            11,851             21,677            20,535
                                                         ----------------   ---------------   ----------------  ----------------
          Total liabilities............................         1,848,246            79,941          5,413,658           624,972
                                                         ----------------   ---------------   ----------------  ----------------
NET ASSETS.............................................  $    527,761,309   $   183,851,782   $    276,165,755  $    158,225,545
                                                         ================   ===============   ================  ================

NET ASSETS CONSIST OF:
    Paid in capital....................................  $    527,729,687   $   183,851,798   $    276,165,755  $    158,225,593
    Accumulated undistributed net investment income....            31,622                --                 --                --
    Accumulated net realized loss on investments.......                --               (16)                --               (48)
                                                         ----------------   ---------------   ----------------  ----------------
        TOTAL NET ASSETS...............................  $    527,761,309   $   183,851,782   $    276,165,755  $    158,225,545
                                                         ================   ===============   ================  ================
CLASS I:
    Net Assets.........................................  $    476,008,304   $     5,481,557   $    252,855,751  $    153,783,750
    Shares of beneficial interest outstanding
       (unlimited authorization).......................       475,975,733         5,481,429        252,856,536       153,792,119
        NET ASSET VALUE
          Offering and redemption price per share
          (Net Assets/Shares Outstanding)..............  $           1.00   $          1.00   $           1.00  $           1.00
                                                         ================   ===============   ================  ================
CLASS S:
    Net Assets.........................................  $     51,753,005   $   178,370,225   $     23,310,004  $      4,441,795
    Shares of beneficial interest outstanding
       (unlimited authorization).......................        51,755,689       178,370,622         23,310,648         4,440,725
        NET ASSET VALUE
          Offering and redemption price per share
          (Net Assets/Shares Outstanding)..............  $           1.00   $          1.00   $           1.00  $           1.00
                                                         ================   ===============   ================  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

FOR THE SIX MONTHS ENDED APRIL 30, 2006
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                         GOVERNMENT MONEY        MONEY        TAX-EXEMPT MONEY   TREASURY MONEY
                                                           MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                                                         ----------------   ---------------   ----------------  ----------------
INVESTMENT INCOME:
     Dividends.........................................  $        120,170   $         5,807   $        148,379  $         22,633
     Interest..........................................        10,055,524         3,932,111          4,726,613         3,459,123
                                                         ----------------   ---------------   ----------------  ----------------
      Total investment income..........................        10,175,694         3,937,918          4,874,992         3,481,756
                                                         ----------------   ---------------   ----------------  ----------------

EXPENSES:
     Investment advisory fees (Note E).................           461,472           308,639            561,711           282,509
     Distribution expenses(a) (Note E) ................            46,867           213,018             35,668             7,458
     Shareholder service fees(a) (Note E) .............            13,123            93,728                 --                --
     Transfer agent fees...............................             9,456            39,099             15,175            17,423
     Administration (Note E)...........................           121,781            51,351             87,960            46,887
     Registration expenses.............................            15,500            10,000             14,872            15,500
     Custodian fees....................................             7,968             5,987              6,858             7,745
     Professional fees.................................            20,316             8,249             14,806            12,151
     Reports to shareholder expense....................             7,000            28,203              4,430             3,500
     Trustees fees and related expenses (Note E).......            10,701             4,044              6,175             3,201
     Interest expense (Note F).........................                --                --             30,370                --
     Other expenses....................................            12,250             1,341             20,617            22,462
                                                         ----------------   ---------------   ----------------  ----------------
      Total expenses before waivers....................           726,434           763,659            798,642           418,836
                                                         ----------------   ---------------   ----------------  ----------------
      Less: Investment advisory fees waived (Note E)..                 --          (130,637)          (202,991)         (120,796)
                                                         ----------------   ---------------   ----------------  ----------------
      Net expenses.....................................           726,434           633,022            595,651           298,040
                                                         ----------------   ---------------   ----------------  ----------------

NET INVESTMENT INCOME..................................         9,449,260         3,304,896          4,279,341         3,183,716
                                                         ----------------   ---------------   ----------------  ----------------

NET REALIZED LOSS ON INVESTMENTS:
     Net realized loss on investments..................                --                --                 --               (48)
                                                         ----------------   ---------------   ----------------  ----------------

NET REALIZED LOSS ON INVESTMENTS.......................                --                --                 --               (48)
                                                         ----------------   ---------------   ----------------  ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS.............  $      9,449,260   $     3,304,896   $      4,279,341  $      3,183,668
                                                         ================   ===============   ================  ================

_____________________
(a)   Fees are incurred at the Class S level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            GOVERNMENT MONEY MARKET FUND              MONEY MARKET FUND
                                                         ----------------------------------   ----------------------------------
                                                         SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                          APRIL 30, 2006      OCTOBER 31,      APRIL 30, 2006     OCTOBER 31,
                                                           (UNAUDITED)           2005           (UNAUDITED)           2005
                                                         ----------------   ---------------   ----------------  ----------------
NET ASSETS AT BEGINNING OF PERIOD......................  $    412,495,904   $   492,385,672   $    181,042,874  $    137,652,825
                                                         ----------------   ---------------   ----------------  ----------------

INCREASE IN NET ASSETS FROM OPERATIONS:
       Net investment income...........................         9,449,260        11,711,045          3,304,896         3,426,815
       Net realized gain (loss) on investments sold....                --                --                 --                --
                                                         ----------------   ---------------   ----------------  ----------------
       Net increase in net assets from operations......         9,449,260        11,711,045          3,304,896         3,426,815
                                                         ----------------   ---------------   ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I.........................................        (8,729,778)      (10,956,036)          (120,097)         (131,453)
       Class S.........................................          (719,482)         (755,009)        (3,184,799)       (3,295,362)
    Net realized gain on investments:
       Class I.........................................                --              (811)                --               --
       Class S.........................................                --               (71)                --               --
                                                         ----------------   ---------------   ----------------  ----------------
          Total distributions..........................        (9,449,260)      (11,711,927)        (3,304,896)       (3,426,815)
                                                         ----------------   ---------------   ----------------  ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class I.........................................       464,063,856     1,461,781,812         19,040,283        42,355,059
       Class S.........................................        77,240,878        82,615,935        367,365,381       567,766,948
    Proceeds from reinvestment of distributions:
       Class I.........................................           539,130           592,711            120,052           131,383
       Class S.........................................           719,454           754,332          3,184,623         3,286,376
    Cost of shares redeemed:
       Class I.........................................      (369,469,599)   (1,540,973,368)       (23,213,882)      (37,772,799)
       Class S.........................................       (57,828,314)      (84,660,308)      (363,687,549)     (532,376,918)
                                                         ----------------   ---------------   ----------------  ----------------
          Net increase (decrease) from capital share
              transactions.............................       115,265,405       (79,888,886)         2,808,908        43,390,049
                                                         ----------------   ---------------   ----------------  ----------------
          Total increase (decrease) in net assets......       115,265,405       (79,889,768)         2,808,908        43,390,049
                                                         ----------------   ---------------   ----------------  ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........  $    527,761,309   $   412,495,904   $    183,851,782  $    181,042,874
                                                         ================   ===============   ================  ================
       (A) Undistributed net investment income.........  $         31,622   $        31,622   $             --  $             --
                                                         ================   ===============   ================  ================
OTHER INFORMATION:

SHARE TRANSACTIONS:
    Class I
       Sold............................................       464,063,856     1,461,781,812         19,040,283        42,355,059
       Proceeds from reinvestment of distributions.....           539,130           592,711            120,052           131,383
       Redeemed........................................      (369,469,599)   (1,540,973,368)       (23,213,882)      (37,772,799)
    Class S
       Sold............................................        77,240,878        82,615,935        367,365,380       567,766,948
       Proceeds from reinvestment of distributions.....           719,454           754,332          3,184,623         3,286,376
       Redeemed........................................       (57,828,314)      (84,660,308)      (363,687,549)     (532,376,918)
                                                         ----------------   ---------------   ----------------  ----------------
          Net increase (decrease) in shares outstanding       115,265,405       (79,888,886)         2,808,907        43,390,049
                                                         ================   ===============   ================  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

                                                            TAX-EXEMPT MONEY MARKET FUND          TREASURY MONEY MARKET FUND
                                                         ----------------------------------   ----------------------------------
                                                         SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                                                          APRIL 30, 2006      OCTOBER 31,      APRIL 30, 2006     OCTOBER 31,
                                                           (UNAUDITED)           2005           (UNAUDITED)           2005
                                                         ----------------   ---------------   ----------------  ----------------
NET ASSETS AT BEGINNING OF PERIOD......................  $    278,397,955   $   289,817,134   $    183,993,014  $    315,326,381
                                                         ----------------   ---------------   ----------------  ----------------

INCREASE IN NET ASSETS FROM OPERATIONS:
       Net investment income...........................         4,279,341         5,119,758          3,183,716         6,014,678
       Net realized gain (loss) on investments sold....                --                --                (48)              240
                                                         ----------------   ---------------   ----------------  ----------------
       Net increase in net assets from operations......         4,279,341         5,119,758          3,183,668         6,014,918
                                                         ----------------   ---------------   ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I.........................................        (3,930,444)       (4,597,020)        (3,073,872)       (5,875,226)
       Class S.........................................          (348,897)         (522,738)          (109,844)         (139,452)
    Net realized gain on investments:
       Class I.........................................                --                --               (230)              (75)
       Class S.........................................                --                --                (10)               (2)
                                                         ----------------   ---------------   ----------------  ----------------
          Total distributions..........................        (4,279,341)       (5,119,758)        (3,183,956)       (6,014,755)
                                                         ----------------   ---------------   ----------------  ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class I.........................................       467,611,923       641,284,230        152,150,090       504,203,062
       Class S.........................................       186,370,287       503,203,397         27,661,970        27,150,457
    Proceeds from reinvestment of distributions:
       Class I.........................................             4,895             6,078             19,391            24,246
       Class S.........................................           348,897           440,848            108,286           138,277
    Cost of shares redeemed:
       Class I.........................................      (474,971,445)     (643,667,195)      (177,181,563)     (633,603,437)
       Class S.........................................      (181,596,757)     (512,686,537)       (28,525,355)      (29,246,135)
                                                         ----------------   ---------------   ----------------  ----------------
          Net increase (decrease) from capital share
              transactions.............................        (2,232,200)      (11,419,179)       (25,767,181)     (131,333,530)
                                                         ----------------   ---------------   ----------------  ----------------
          Total increase (decrease) in net assets......        (2,232,200)      (11,419,179)       (25,767,469)     (131,333,367)
                                                         ----------------   ---------------   ----------------  ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........  $    276,165,755   $   278,397,955   $    158,225,545  $    183,993,014
                                                         ================   ===============   ================  ================
       (A) Undistributed net investment income.........  $             --   $            --   $             --  $             --
                                                         ================   ===============   ================  ================
OTHER INFORMATION:

SHARE TRANSACTIONS:
    Class I
       Sold............................................       467,611,923       641,284,230        152,150,090       504,203,062
       Proceeds from reinvestment of distributions.....             4,895             6,078             19,391            24,246
       Redeemed........................................      (474,971,445)     (643,667,195)      (177,181,563)     (633,603,437)
    Class S
       Sold............................................       186,370,287       503,203,397         27,661,970        27,150,457
       Proceeds from reinvestment of distributions.....           348,897           440,848            108,286           138,277
       Redeemed........................................      (181,596,757)     (512,686,537)       (28,525,355)      (29,246,135)
                                                         ----------------   ---------------   ----------------  ----------------
          Net increase (decrease) in shares outstanding        (2,232,200)      (11,419,179)       (25,767,181)     (131,333,530)
                                                         ================   ===============   ================  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

GOVERNMENT MONEY MARKET FUND                                      APRIL 30, 2006
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED          YEAR        YEAR       YEAR       YEAR     TEN MONTHS       YEAR
                                                04/30/06        ENDED       ENDED      ENDED      ENDED        ENDED        ENDED
                                               (UNAUDITED)     10/31/05    10/31/04   10/31/03   10/31/02     10/31/01     12/31/00
                                               -----------     --------    --------   --------   --------    ---------     --------
CLASS I
Net Asset Value, Beginning of Period .......   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               -----------     --------    --------   --------   --------    ---------     --------
   Income from Investment Operations:
     Net investment income .................          0.02         0.03        0.01       0.01       0.02         0.04         0.06
                                               -----------     --------    --------   --------   --------    ---------     --------
   LESS DISTRIBUTIONS FROM:
     Net investment income .................         (0.02)       (0.03)      (0.01)     (0.01)     (0.02)       (0.04)       (0.06)
     Net realized gain on investments ......            --           --(a)       --         --         --           --           --
                                               -----------     --------    --------   --------   --------    ---------     --------
     Total distribution ....................         (0.02)       (0.03)      (0.01)     (0.01)     (0.02)       (0.04)       (0.06)
                                               -----------     --------    --------   --------   --------    ---------     --------
Net Asset Value, End of Period .............   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               ===========     ========    ========   ========   ========    =========     ========
TOTAL RETURN ...............................          2.06%(b)     2.59%       0.91%      0.98%      1.70%        3.57%(b)     6.08%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $   476,008     $380,875    $459,475   $453,873   $492,398    $ 611,611     $589,752
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.29%        0.30%       0.30%      0.29%      0.30%        0.38%        0.41%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.29%        0.30%       0.30%      0.29%      0.30%        0.31%        0.33%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          4.13%        2.60%       0.91%      0.98%      1.70%        4.14%        5.84%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          4.13%        2.60%       0.91%      0.98%      1.70%        4.21%        5.92%

-----------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period .......   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               -----------     --------    --------   --------   --------    ---------     --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02         0.02        0.01       0.01       0.01         0.03         0.06
                                               -----------     --------    --------   --------   --------    ---------     --------
   LESS DISTRIBUTIONS FROM:
     Net investment income .................         (0.02)       (0.02)      (0.01)     (0.01)     (0.01)       (0.03)       (0.06)
     Net realized gain on investments ......            --           --(a)       --         --         --           --           --
                                               -----------     --------    --------   --------   --------    ---------     --------
     Total distribution ....................         (0.02)       (0.02)      (0.01)     (0.01)     (0.01)       (0.03)       (0.06)
                                               -----------     --------    --------   --------   --------    ---------     --------
Net Asset Value, End of Period .............   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               ===========     ========    ========   ========   ========    =========     ========
TOTAL RETURN ...............................          1.90%(b)     2.26%       0.58%      0.65%      1.36%        3.30%(b)     5.74%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $    51,753     $ 31,621    $ 32,911   $ 41,768   $ 30,590    $  44,190     $ 76,097
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.61%        0.62%       0.62%      0.62%      0.63%        0.71%        0.91%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.61%        0.62%       0.62%      0.62%      0.63%        0.63%        0.65%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          3.81%        2.28%       0.59%      0.65%      1.37%        3.81%        5.34%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          3.81%        2.28%       0.59%      0.65%      1.37%        3.89%        5.60%

____________________________________________
(a)   Represents less than $0.005 per share.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

MONEY MARKET FUND                                                 APRIL 30, 2006
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED          YEAR        YEAR       YEAR       YEAR     TEN MONTHS       YEAR
                                                04/30/06        ENDED       ENDED      ENDED      ENDED        ENDED        ENDED
                                               (UNAUDITED)     10/31/05    10/31/04   10/31/03   10/31/02    10/31/01      12/31/00
                                               -----------     --------    --------   --------   --------    ---------     --------
CLASS I
Net Asset Value, Beginning of Period .......   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               -----------     --------    --------   --------   --------    ---------     --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02         0.03        0.01       0.01       0.02(a)      0.04         0.06
                                               -----------     --------    --------   --------   --------    ---------     --------
     Less distributions from
       net investment income ...............         (0.02)       (0.03)      (0.01)     (0.01)     (0.02)       (0.04)       (0.06)
                                               -----------     --------    --------   --------   --------    ---------     --------
Net Asset Value, End of Period .............   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               ===========     ========    ========   ========   ========    =========     ========
TOTAL RETURN ...............................          2.05%(b)     2.57%       0.87%      0.92%      1.58%        3.65%(b)     6.21%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $     5,482     $  9,535    $  4,821   $    302   $    414    $   1,672     $ 44,274
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.52%        0.51%       0.50%      0.50%      0.49%        0.58%        0.56%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.37%        0.37%       0.37%      0.37%      0.37%        0.36%        0.33%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          3.95%        2.44%       0.73%      0.78%      1.45%        4.17%        5.58%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          4.10%        2.58%       0.86%      0.91%      1.57%        4.39%        5.81%

-----------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period .......   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               -----------     --------    --------   --------   --------    ---------     --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02         0.02        0.01       0.01       0.01(a)      0.03         0.06
                                               -----------     --------    --------   --------   --------    ---------     --------
     Less distributions from
       net investment income ...............         (0.02)       (0.02)      (0.01)     (0.01)     (0.01)       (0.03)       (0.06)
                                               -----------     --------    --------   --------   --------    ---------     --------
Net Asset Value, End of Period .............   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               ===========     ========    ========   ========   ========    =========     ========
TOTAL RETURN ...............................          1.86%(b)     2.20%       0.50%      0.55%      1.22%        3.34%(b)     5.83%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $   178,370     $171,508    $132,831   $132,233   $143,446    $ 176,451     $231,648
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.88%        0.87%       0.86%      0.86%      0.85%        0.94%        1.06%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.73%        0.73%       0.73%      0.73%      0.73%        0.72%        0.69%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          3.59%        2.08%       0.37%      0.42%      1.09%        3.81%        5.08%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          3.74%        2.22%       0.50%      0.55%      1.21%        4.03%        5.45%

____________________________________________
(a) The selected per share data was calculated using weighted average shares method for the period.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2006
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED          YEAR        YEAR       YEAR       YEAR     TEN MONTHS       YEAR
                                                04/30/06        ENDED       ENDED      ENDED      ENDED       ENDED         ENDED
                                               (UNAUDITED)     10/31/05    10/31/04   10/31/03   10/31/02    10/31/01      12/31/00
                                               -----------     --------    --------   --------   --------    ---------     --------
CLASS I
Net Asset Value, Beginning of Period .......   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               -----------     --------    --------   --------   --------    ---------     --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.01         0.02        0.01       0.01       0.01         0.02         0.04
                                               -----------     --------    --------   --------   --------    ---------     --------
     Less distributions from
       net investment income ...............         (0.01)       (0.02)      (0.01)     (0.01)     (0.01)       (0.02)       (0.04)
                                               -----------     --------    --------   --------   --------    ---------     --------
Net Asset Value, End of Period .............   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               ===========     ========    ========   ========   ========    =========     ========
TOTAL RETURN ...............................          1.34%(a)     1.83%       0.74%      0.72%      1.12%        2.17%(a)     3.87%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $   252,856     $260,210    $262,587   $274,759   $340,683    $ 434,372     $416,864
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.48%(c)     0.46%       0.46%      0.46%      0.45%        0.55%        0.55%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.35%(c)     0.33%       0.33%      0.33%      0.33%        0.33%        0.32%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          2.56%        1.68%       0.61%      0.59%      0.99%        2.38%        3.57%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          2.69%        1.81%       0.74%      0.72%      1.11%        2.60%        3.80%

-----------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period .......   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               -----------     --------    --------   --------   --------    ---------     --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.01         0.02          --(b)      --(b)    0.01         0.02         0.04
                                               -----------     --------    --------   --------   --------    ---------     --------
     Less distributions from
       net investment income ...............         (0.01)       (0.02)         --(b)      --(b)   (0.01)       (0.02)       (0.04)
                                               -----------     --------    --------   --------   --------    ---------     --------
Net Asset Value, End of Period .............   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               ===========     ========    ========   ========   ========    =========     ========
TOTAL RETURN ...............................          1.22%(a)     1.57%       0.49%      0.47%      0.87%        1.96%(a)     3.61%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $    23,310     $ 18,188    $ 27,230   $ 21,116   $ 20,930    $  27,776     $ 65,046
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.73%(c)     0.71%       0.71%      0.71%      0.70%        0.80%        1.05%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.60%(c)     0.58%       0.58%      0.58%      0.58%        0.58%        0.57%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          2.31%        1.43%       0.36%      0.34%      0.74%        2.13%        3.07%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          2.44%        1.56%       0.49%      0.47%      0.86%        2.35%        3.55%

____________________________________________
(a)   Not Annualized.

(b)   Represents less than $0.005 per share.

(c) Ratios of expenses to average net assets include interest expense of 0.02% which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note F to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

TREASURY MONEY MARKET FUND                                        APRIL 30, 2006
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED          YEAR        YEAR       YEAR       YEAR     TEN MONTHS       YEAR
                                                04/30/06        ENDED       ENDED      ENDED      ENDED       ENDED         ENDED
                                               (UNAUDITED)     10/31/05    10/31/04   10/31/03   10/31/02    10/31/01      12/31/00
                                               -----------     --------    --------   --------   --------    ---------     --------
CLASS I
Net Asset Value, Beginning of Period .......   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               -----------     --------    --------   --------   --------    ---------     --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02         0.02        0.01       0.01       0.01         0.03         0.06
                                               -----------     --------    --------   --------   --------    ---------     --------
   LESS DISTRIBUTIONS FROM:
     Net investment income .................         (0.02)       (0.02)      (0.01)     (0.01)     (0.01)       (0.03)       (0.06)
     Net realized gain on investments ......            --(a)        --(a)       --         --         --           --           --
                                               -----------     --------    --------   --------   --------    ---------     --------
     Total distribution ....................         (0.02)       (0.02)      (0.01)     (0.01)     (0.01)       (0.03)       (0.06)
                                               -----------     --------    --------   --------   --------    ---------     --------
Net Asset Value, End of Period .............   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               ===========     ========    ========   ========   ========    =========     ========
TOTAL RETURN ...............................          1.98%(b)     2.41%       0.75%      0.85%      1.47%        3.40%(b)     5.85%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $   153,784     $178,796    $308,172   $370,304   $338,172    $ 246,473     $219,437
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.51%        0.48%       0.46%      0.46%      0.46%        0.56%        0.58%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.36%        0.36%       0.36%      0.36%      0.36%        0.34%        0.35%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          3.80%        2.17%       0.63%      0.74%      1.35%        3.76%        5.44%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          3.95%        2.29%       0.73%      0.84%      1.45%        3.98%        5.67%

-----------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period .......   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               -----------     --------    --------   --------   --------    ---------     --------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................          0.02         0.02          --(a)    0.01       0.01         0.03         0.05
                                               -----------     --------    --------   --------   --------    ---------     --------
   LESS DISTRIBUTIONS FROM:
     Net investment income .................         (0.02)       (0.02)         --(a)   (0.01)     (0.01)       (0.03)       (0.05)
     Net realized gain on investments ......            --(a)        --(a)       --         --         --           --           --
                                               -----------     --------    --------   --------   --------    ---------     --------
     Total distribution ....................         (0.02)       (0.02)         --      (0.01)     (0.01)       (0.03)       (0.05)
                                               -----------     --------    --------   --------   --------    ---------     --------
Net Asset Value, End of Period .............   $      1.00     $   1.00    $   1.00   $   1.00   $   1.00    $    1.00     $   1.00
                                               ===========     ========    ========   ========   ========    =========     ========
TOTAL RETURN ...............................          1.85%(b)     2.16%       0.50%      0.60%      1.22%        3.19%(b)     5.59%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $     4,442     $  5,197    $  7,154   $ 35,441   $ 31,128    $  26,193     $ 13,422
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          0.76%        0.73%       0.71%      0.71%      0.71%        0.81%        1.08%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          0.61%        0.61%       0.61%      0.61%      0.61%        0.59%        0.60%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............          3.55%        1.92%       0.38%      0.49%      1.10%        3.51%        4.94%
     After reimbursement and/or waiver
       of expenses by Adviser ..............          3.70%        2.04%       0.48%      0.59%      1.20%        3.73%        5.42%

____________________________________________
(a)   Represents less than $0.005 per share.

(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
--------------

                                                                  APRIL 30, 2006
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and operates as an open-end management investment company that is comprised of 27 separate portfolios.

The following Portfolios of the Trust are included in these financial statements: ABN AMRO Government Money Market Fund ("Government Money Market Fund"), ABN AMRO Money Market Fund ("Money Market Fund"), ABN AMRO Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") and ABN AMRO Treasury Money Market Fund ("Treasury Money Market Fund") (each a "Fund" and collectively, the "Funds").

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds and repurchase agreements, are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements are valued at cost. Interest accrued is captured in dividends and interest receivable.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management, Inc. (the "Adviser") subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) U.S. GOVERNMENT AGENCY OBLIGATIONS: Government Money Market Fund and Money Market Fund may invest in U.S. government agency obligations. These obligations of U.S. government-sponsored entities are not issued or guaranteed by the U.S. Treasury.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the identified cost method.

(5) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2005, the following
Fund had available realized capital losses to offset future net capital gains through fiscal year ended:

                                                AMOUNT        EXPIRATION DATE
                                                ------        ---------------
Money Market Fund                               $  10                   2006
                                                    6                   2008

(6) MULTI-CLASS OPERATIONS: The Funds are authorized to issue two classes of shares, Class I and Class S. The classes are substantially the same except that Class S bears class specific expenses, which relate to distribution fees and shareholder service fees. Each class offered by these Funds has equal rights as to assets. Income, fund level specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class.

(7) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(8) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

ABN AMRO Funds
--------------

                                                                  APRIL 30, 2006
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Funds declare dividends daily from net investment income. The Funds' dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the years ended October 31, 2005 and 2004 was as follows:

                        DISTRIBUTIONS PAID IN 2005   DISTRIBUTIONS PAID IN 2004
                        --------------------------   --------------------------
                         TAX-EXEMPT     ORDINARY      TAX-EXEMPT     ORDINARY
                           INCOME        INCOME         INCOME        INCOME
                        -----------   ------------   ------------   -----------
Government Money
    Market Fund ...     $        --   $ 11,208,138   $         --   $ 4,116,031
Money Market Fund .              --      3,426,815             --       715,593
Tax-Exempt Money
    Market Fund ...       4,882,771             --      2,083,226            --
Treasury Money
    Market Fund ...              --      5,815,496             --     2,530,817

As of October 31, 2005, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

                                                   UNDISTRIBUTED   UNDISTRIBUTED
                                    CAPITAL LOSS     ORDINARY       TAX-EXEMPT
                                    CARRYFORWARD      INCOME          INCOME
                                    ------------   -------------   -------------
Government Money Market Fund ....   $         --   $   1,108,669   $          --
Money Market Fund ...............            (16)             --              --
Tax-Exempt Money Market Fund ....             --              --         531,895
Treasury Money Market Fund ......             --         549,916              --

These amounts are as of the most recent tax year end.

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Adviser provides the Funds with investment advisory services. Under the terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly based on a specified annual rate of average daily net assets. In addition, the Funds have an expense limitation agreement with the Adviser, which caps annual ordinary operating expenses for Class I and Class S shareholders at certain specified annual rates of average daily net assets, respectively. Contractual expense limitation contracts are effective through February 28, 2007 for all classes of the Funds. The advisory rates and contractual expense limitations for the six months ended April 30, 2006 were as follows:

                                                           CONTRACTUAL
                                                       EXPENSE LIMITATIONS
                                                      --------------------
                                  ADVISORY FEES
                                   ANNUAL RATE        CLASS I     CLASS S
                                  -------------       -------     -------
Government Money Market Fund          0.20%            0.31%       0.63%
Money Market Fund ..........          0.35%            0.37%       0.73%
Tax-Exempt Money Market Fund          0.35%            0.33%       0.58%
Treasury Money Market Fund .          0.35%            0.36%       0.61%

ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Funds with various administrative services. Administration expenses also include pricing agent fees and compliance related expenses. Effective April 1, 2005, under terms of the administration agreement, administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The administration fee arrangement is as follows:

ADMINISTRATION FEES AT TRUST LEVEL             ANNUAL RATE
----------------------------------             -----------
First $7.4 billion                               0.0490%
Over $7.4 billion                                0.0465%

Prior to April 1, 2005, under terms of the administration agreement, administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and custody liaison fees were accrued for at a fixed charge that varied according to the size of the Fund. The fee arrangements were as follows:

ADMINISTRATION FEES
AT TRUST LEVEL                  ANNUAL RATE       CUSTODY LIAISON FEES       ANNUAL RATE
--------------------            -----------   ----------------------------   -----------
First $2 billion                  0.060%      First $100 million               $10,000
$2 billion to $12.5 billion       0.050%      $100 million to $500 million      15,000
Over $12.5 billion                0.045%      Over $500 million                 20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Funds. Effective April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The sub-administration fee arrangement is as follows:

SUB-ADMINISTRATION FEES                        ANNUAL RATE
-----------------------                        -----------
First $7.4 billion                               0.0255%
Over $7.4 billion                                0.0230%

ABN AMRO Funds
--------------

                                                                  APRIL 30, 2006
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
Prior to April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, as follows:

SUB-ADMINISTRATION FEES                        ANNUAL RATE
-----------------------                        -----------
First $2 billion                                 0.045%
$2 billion to $3 billion                         0.040%
$3 billion to $8 billion                         0.030%
$8 billion to $12 billion                        0.025%
Over $12 billion                                 0.020%

Prior to April 1, 2005, custody liaison fees were fixed at an annual rate of $10,000 per Fund. Effective April 1, 2005, these were eliminated.

ABN AMRO Distribution Services (USA) Inc. (the "Distributor") serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds with respect to Class S shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Class I shares of the Funds do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class S shares, which allows the Distributor to be paid a fee at an annual rate of up to 0.25% of the average daily net assets of the Class S shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses. Tax-Exempt Money Market Fund and Treasury Money Market Fund were not charged shareholder service fees for the six months ended April 30, 2006.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. Effective January 1, 2005, the Trust pays each non-interested Trustee $5,000 per Board of Trustees meeting attended, an annual retainer of $25,000 and reimburses for out-of-pocket expenses. In addition, the Trust pays each member of the Nominating and Governance Committee a $2,000 annual retainer and each member of the Audit Committee a $2,500 annual retainer. The Chairman of the Audit Committee receives an additional $10,000 per year, the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year, and the Lead Independent Trustee receives an additional $20,000 per year. Prior to January 1, 2005, the Trust paid each non-interested Trustee and non-affiliated interested and advisory Trustee $5,000 per Board of Trustees meeting attended and an annual retainer of $10,000 and reimbursed each non-interested Trustee and non-affiliated interested and advisory Trustee for out-of-pocket expenses. Additionally, the Chairman of the Audit Committee received an additional $5,000 per year.

NOTE (F) CREDIT AGREEMENT: The Credit Agreement with The Bank of Nova Scotia, amended March 17, 2006, provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust, including the Funds, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to an annual administration fee of $37,500 and reasonable legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London InterBank Offered Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. At April 30, 2006, there was one borrowing outstanding on the line of credit for the Tax-Exempt Money Market Fund totaling $4,642,700. For the six month period ended April 30, 2006, the average daily loan balance outstanding on days where borrowings existed for the Tax-Exempt Money Market Fund was $6,554,956 at a weighted average interest rate of 4.46%. Interest expense allocated to the Fund of $30,370 was paid for use of the line of credit and is included on the Statement of Operations.

NOTE (G) SUBSEQUENT  EVENT: On April 20, 2006, ABN AMRO Asset  Management,  Inc.
and its affiliates ("ABN AMRO") entered into a strategic agreement to sell substantially all of the assets related to their U.S. mutual fund business (the "Transaction"). Upon shareholder approvals related to the Transaction, ABN AMRO will no longer serve as sponsor of the Trust, and will no longer serve as investment adviser for the non-Money Market Funds or administrator of all series of the Trust. ABN AMRO will continue to serve as subadviser to certain funds. As of the date of this report, it is expected that ABN AMRO will continue as the investment adviser on the Money Market Funds. It is anticipated that the Transaction will close in the third quarter of 2006.

ABN AMRO Funds
--------------

                                                                  APRIL 30, 2006
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 800 SEC-0330.

PROXY VOTING: ABN AMRO Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on ABN AMRO Funds' Web site at www.abnamrofunds.com; and (iii) on the SEC's Web site at www.sec.gov.

ABN AMRO Funds' Proxy Voting Record for the most recent twelve-month period ended June 30, 2005 is available without charge (i) on the Funds' Web site at www.abnamrofunds.com; and (ii) on the SEC's Web site at www.sec.gov.

CONTINUATION OF INVESTMENT ADVISORY CONTRACTS: The 1940 Act requires that the investment advisory agreements between the Adviser and the Trust on behalf of each Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. On December 15, 2005, the Board of Trustees, including all the Independent Trustees, determined that the terms of the investment advisory agreements continued to be in the best interests of the Funds. The Board of Trustees, including all the Independent Trustees, believes that the current investment advisory agreements enable the Funds to enjoy high quality investment advisory services at costs that are deemed appropriate, reasonable and in the best interests of the Funds and their shareholders. In making such determinations, the Board of Trustees, including all the Independent Trustees, considered materials received specifically relating to the renewal of the investment advisory agreements as well as information received periodically regarding the performance of the Adviser and the operations of the Funds. The Independent Trustees met separately from the "interested" Trustees of the Trust and all officers, directors and employees of the Adviser or its affiliates to consider continuance of these agreements and were assisted by independent legal counsel in their considerations.

In evaluating the investment advisory agreement for each Fund, the Board of Trustees reviewed the materials furnished by the Adviser, including information regarding the Adviser, its affiliates and personnel, its operations and financial condition. Among other information, the Board of Trustees reviewed information regarding: (1) the nature, extent and quality of the services provided to the Funds, including information on both the short-term and long-term investment performance of each Fund and comparisons to a relevant peer group of funds independently selected and compiled by Lipper Inc. and an appropriate index, as well as information regarding the personnel involved in the investment process and the record of compliance with each Fund's policies and restrictions on personal securities transactions; (2) the advisory fees charged and total expense ratios of the Funds compared to a relevant peer group of funds independently selected and compiled by Lipper Inc.; (3) fees waived or expenses reimbursed by the Adviser; (4) the Adviser's financial condition and the profitability to the Adviser of its relationship with the Funds; (5) any breakpoints in the investment advisory fees that have the effect of passing on economies of scale to Fund investors; (6) revenue sharing payments made by the Adviser; and (7) other benefits received by affiliates of the Adviser from its relationship with the Funds.

In considering the investment advisory agreements, the Board of Trustees, including all the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered. Among matters considered by the Board of Trustees, including all the Independent Trustees, in connection with its approval of the investment advisory agreements were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services provided under the investment advisory agreements, including portfolio management services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Adviser to attract and retain high-quality personnel, and the organizational depth and stability of the Adviser. It also reviewed each Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds independently selected and compiled by Lipper Inc. and an appropriate index. The Board considered whether investment results were consistent with each Fund's investment objectives and policies. The Board discussed with management the upcoming merger of ABN AMRO Asset Management (USA) LLC into ABN AMRO Asset Management, Inc. and concluded that there would be no impact on the services provided to the Funds as a result of the merger, which did not constitute a change of control. On the basis of this evaluation and

ABN AMRO Funds
--------------

                                                                  APRIL 30, 2006
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

its ongoing review of investment results, the Board concluded that the nature, quality and extent of services provided by the Adviser historically has been and continues to be satisfactory, and that the performance of each Fund over time was satisfactory.

FEES AND EXPENSES. The Board considered each Fund's management fee rate, operating expenses and total expense ratio, and compared this information to the fees and expenses of a peer group based on information and data supplied by Lipper Inc. As a part of this analysis, the Board considered the investment advisory fee paid by each Fund and the fees waived or expenses reimbursed by the Adviser and compared the gross and net advisory fees to those of a peer group. On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Adviser.

COSTS AND PROFITABILITY. The Board considered certain financial information and statistics related to the costs and profitability of the Adviser's advisory agreements with the Funds. The Board considered that the Adviser must be able to compensate its employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Funds. Based on the information provided, the Board concluded that the profits realized by the Adviser in connection with the management of the Funds were not unreasonable.

ECONOMIES OF SCALE. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board considered the size of the Funds, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board concluded that the management fee schedule reflects an appropriate level of sharing of any economies of scale.

OTHER BENEFITS TO THE ADVISER. The Board also considered the nature and amount of fees paid by each Fund for services provided by affiliates of the Adviser for administrative services. The Board also considered payments under Rule 12b-1 plans and benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that management fees were reasonable in light of these fallout benefits.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all the Independent Trustees, concluded that the existing advisory fee structures were fair and reasonable, and that the existing investment advisory agreements, as applicable, should be approved for continuance.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

ABN AMRO Funds
--------------

                                                                  APRIL 30, 2006
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                               BEGINNING    ENDING
                                ACCOUNT     ACCOUNT                 EXPENSES
                                 VALUE       VALUE     EXPENSE     PAID DURING
                               11/01/05     4/30/06    RATIO(1)     PERIOD(2)
                               ---------   ---------   --------    -----------
GOVERNMENT MONEY MARKET FUND
  ACTUAL FUND RETURN
    Class I ................    $1,000     $1,020.60     0.29%       $ 1.45
    Class S ................     1,000      1,019.00     0.61%         3.05
  HYPOTHETICAL 5% RETURN
    Class I ................    $1,000     $1,023.36     0.29%       $ 1.45
    Class S ................     1,000      1,021.77     0.61%         3.06
MONEY MARKET FUND
  ACTUAL FUND RETURN
    Class I ................    $1,000     $1,020.50     0.37%       $ 1.85
    Class S ................     1,000      1,018.60     0.73%         3.65
  HYPOTHETICAL 5% RETURN
    Class I ................    $1,000     $1,022.96     0.37%       $ 1.86
    Class S ................     1,000      1,021.17     0.73%         3.66
TAX-EXEMPT MONEY MARKET FUND
  ACTUAL FUND RETURN
    Class I ................    $1,000     $1,013.40     0.35%       $ 1.75
    Class S ................     1,000      1,012.20     0.60%         2.99
  HYPOTHETICAL 5% RETURN
    Class I ................    $1,000     $1,023.06     0.35%       $ 1.76
    Class S ................     1,000      1,021.82     0.60%         3.01
TREASURY MONEY MARKET FUND
  ACTUAL FUND RETURN
    Class I ................    $1,000     $1,019.80     0.36%       $ 1.80
    Class S ................     1,000      1,018.50     0.61%         3.05
  HYPOTHETICAL 5% RETURN
    Class I ................    $1,000     $1,023.01     0.36%       $ 1.81
    Class S ................     1,000      1,021.77     0.61%         3.06

(1)   Annualized, based on a Fund's most recent fiscal half-year expenses.

(2) Expenses are equal to a Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                     This page is left blank intentionally.

ABN AMRO Funds

ADVISERS

ABN AMRO Asset Management, Inc.
161 North Clark Street
Chicago, IL 60601

Montag & Caldwell, Inc.
3455 Peachtree Road, NE, Suite 1200
Atlanta, GA 30326

TAMRO Capital Partners LLC
1660 Duke St.
Alexandria, VA 22314

Veredus Asset Management LLC
One Paragon Centre
6060 Dutchmans Lane, Suite 320
Louisville, KY 40205

River Road Asset Management LLC
Meidinger Tower, Suite 1600
462 South Fourth Street
Louisville, KY 40202

SHAREHOLDER SERVICES

ABN AMRO Funds
P.O. Box 9765
Providence, RI 02940

DISTRIBUTOR

ABN AMRO Distribution Services (USA) Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

Kenneth C. Anderson, President and
   Chief Executive Officer
Gerald F. Dillenburg, Senior Vice President,
   Secretary and Treasurer, Chief Financial
   Officer, Chief Operating Officer and Chief
   Compliance Officer
William Long, Vice President
Juli A. Braun, Assistant Secretary
Laura M. Curylo, Assistant Treasurer
Marc J. Peirce, Assistant Secretary
Joseph W. Wheeler, Assistant Treasurer

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL

Vedder, Price, Kaufman & Kammholz, P.C.
222 N. LaSalle Street
Chicago, IL 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Sears Tower
233 S. Wacker Drive
Chicago, IL 60606


THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992 8151.

ABN AMRO ASSET MANAGEMENT


ABSEM 06 02

[GRAPHIC OMITTED]
ABN AMRO ASSET MANAGEMENT LOGO - ABN AMRO FUNDS

[GRAPHIC OMITTED]
COVER ART

APRIL 30/2006 CLASS Y & YS SHARES

SEMI-ANNUAL REPORT 2006

INSTITUTIONAL MONEY MARKET

          THIS PRIVACY STATEMENT IS NOT PART OF THE SEMI ANNUAL REPORT

                                PRIVACY STATEMENT

At ABN AMRO Funds, we appreciate the privacy concerns and expectations of our customers. Together with the Funds' distributor, ABN AMRO Distribution Services
(USA) Inc., we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

      o Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

      o Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

      o Information we collect through the use of Internet "cookies" when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

      o Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

      o Companies that provide services for us to help market our products to you; and

      o   Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within both the Funds' and Distributor's organizations, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet "cookies" on our Web site. In addition, in order to provide you with access to your account via the Web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have or had a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.

The ABN AMRO Funds value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800 992-8151 if you have any questions concerning our policy, or visit us at www.abnamrofunds.com for additional copies of this policy.

ABN AMRO Funds

TABLE OF CONTENTS

Performance Summary ........................................................   2
Schedule of Investments.....................................................   3
Statement of Assets and Liabilities.........................................   5
Statement of Operations.....................................................   6
Statements of Changes in Net Assets.........................................   7
Financial Highlights........................................................   8
Notes to Financial Statements...............................................   9
Additional Information......................................................  12

INSTITUTIONAL MONEY MARKET FUND

  Institutional Prime Money Market Fund

     THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN
    THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH
      INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES
                             AND OTHER INFORMATION.

     ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA)
                INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

            SHAREHOLDER SERVICES 800 992-8151 o WWW.ABNAMROFUNDS.COM

              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

         ABN AMRO is a registered service mark of ABN AMRO Holding N.V.
                              All rights reserved.

ABN AMRO Funds
---------------

PERFORMANCE SUMMARY (UNAUDITED)                             AS OF APRIL 30, 2006
--------------------------------------------------------------------------------

                                                                                                        AVERAGE ANNUAL
                                                                                     SIX                 TOTAL RETURN
                                                                         7-DAY      MONTH      --------------------------------
                                                          INCEPTION     AVERAGE     TOTAL        ONE        FIVE        SINCE
                                                            DATE       YIELD (A)  RETURN (B)    YEAR        YEAR      INCEPTION
                                                          ---------    ---------  ----------   -------     ------     ---------
INSTITUTIONAL PRIME MONEY MARKET FUND - CLASS Y            12/28/99       4.69%     2.15%       3.83%       2.17%        3.00%
     iMoneyNet First Tier Institutional Average            12/31/99                 2.04%       3.61%       1.96%        2.81%
     Lipper Institutional Money Market Funds Index         12/31/99                 2.13%       3.80%       2.18%        3.01%

INSTITUTIONAL PRIME MONEY MARKET FUND - CLASS YS           06/29/00       4.44%     2.02%       3.58%       1.91%        2.50%
     iMoneyNet First Tier Institutional Average            06/30/00                 2.04%       3.61%       1.96%        2.55%
     Lipper Institutional Money Market Funds Index         06/30/00                 2.13%       3.80%       2.18%        2.75%

________________________________

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ABNAMROFUNDS.COM.

INDEXES  ARE  UNMANAGED  AND DO NOT TAKE INTO  ACCOUNT  FEES,  EXPENSES OR OTHER
COSTS.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

THE FUND'S INVESTMENT ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE FEES OR REIMBURSE EXPENSES THROUGH FEBRUARY 2007. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES WERE NOT IN EFFECT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

(A) THE 7-DAY AVERAGE YIELD MORE CLOSELY REFLECTS THE FUND'S CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATION.

(B)   NOT ANNUALIZED.

ABN AMRO Funds
---------------

INSTITUTIONAL PRIME MONEY MARKET FUND                             APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

              COMMERCIAL PAPER                                26%
              TIME DEPOSITS                                   24%
              REPURCHASE AGREEMENTS                           18%
              CERTIFICATES OF DEPOSIT                         16%
              FLOATING RATE NOTES                              8%
              INSURANCE FUNDING AGREEMENTS                     7%
              U.S. GOVERNMENT AGENCY OBLIGATION                1%

% OF TOTAL NET ASSETS

                                                                   AMORTIZED
  PAR VALUE                                                           COST
  ---------                                                     ----------------

COMMERCIAL PAPER (A) - 25.63%

               ASSET-BACKED - 18.13%
               FCAR Owner Trust
$  10,000,000    4.560%, 07/17/06............................   $     9,902,467
   25,000,000    4.610%, 07/17/06............................        24,753,493
               FCAR Owner Trust II
   20,000,000    4.450%, 05/02/06............................        19,997,528
   17,000,000    4.490%, 05/02/06............................        16,997,880
   25,000,000    4.680%, 05/02/06............................        24,996,750
   25,000,000    4.700%, 05/15/06............................        24,954,305
               Fountain Square Commercial Funding
   20,000,000    4.690%, 05/05/06 (b)........................        19,989,578
   12,887,000    4.710%, 05/08/06 (b)........................        12,875,197
   20,000,000    4.630%, 06/27/06 (b)........................        19,853,383
               Galaxy Funding
   50,000,000    4.870%, 05/01/06 (b)........................        50,000,000
   25,000,000    4.640%, 05/15/06 (b)........................        24,954,889
               Giro Balanced Funding
   25,000,000    4.700%, 05/11/06 (b)........................        24,967,361
   20,000,000    4.790%, 06/08/06 (b)........................        19,898,878
   15,000,000    4.810%, 06/08/06 (b)........................        14,923,842
   20,000,000    4.820%, 06/08/06 (b)........................        19,898,244
               New Center Asset Trust
   20,000,000    4.800%, 06/07/06............................        19,901,333
   25,000,000    4.870%, 07/06/06............................        24,776,792
   25,000,000  Thames Asset Global Securitization
                 4.680%, 05/08/06 (b)........................        24,977,250
                                                                ---------------
                                                                    398,619,170
                                                                ---------------
               BANKS - 7.50%
   25,000,000  Credit Suisse First Boston (NY)
                 4.690%, 05/22/06 ...........................        24,931,604
   25,000,000  Depfa Bank (NY)
                 4.620%, 05/09/06 (b)........................        24,974,334
  100,000,000  Rabobank USA Finance
                 4.840%, 05/01/06 ...........................       100,000,000
   15,000,000  Westpac Banking
                 4.620%, 05/09/06 (b)........................        14,984,600
                                                                ---------------
                                                                    164,890,538
                                                                ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $563,509,708).........................       563,509,708
                                                                ---------------

                                                                   AMORTIZED
  PAR VALUE                                                           COST
  ---------                                                     ----------------

TIME DEPOSITS - 23.86%

$ 100,000,000  Harris Trust & Savings
                 4.820%, 05/01/06 ...........................   $   100,000,000
  100,000,000  Marshall & Ilsley Bank
                 4.830%, 05/01/06 ...........................       100,000,000
   49,500,000  National City Bank
                 4.830%, 05/01/06 ...........................        49,500,000
  100,000,000  State Street Bank
                 4.850%, 05/01/06 ...........................       100,000,000
   75,000,000  SunTrust Bank
                 4.844%, 05/01/06 ...........................        75,000,000
  100,000,000  Wachovia Bank
                 4.800%, 05/01/06 ...........................       100,000,000
                                                                ---------------
               TOTAL TIME DEPOSITS
                 (Cost $524,500,000).........................       524,500,000
                                                                ---------------

CERTIFICATES OF DEPOSIT - 16.12%

   25,000,000  Abbey National Treasury Services
                 4.670%, 07/19/06 ...........................        25,000,268
                 Barclays Bank (NY)
   25,000,000    Series 1
                 4.872%, 06/21/06 (c)........................        24,999,700
   25,000,000    4.872%, 06/21/06 (c)........................        24,998,928
               Calyon (NY)
   20,000,000    4.890%, 08/21/06............................        20,000,000
   15,000,000    4.905%, 08/24/06............................        14,998,641
   25,000,000    4.750%, 10/24/06............................        24,999,926
               Credit Suisse First Boston (NY)
   28,000,000    4.745%, 05/23/06............................        28,000,000
   11,000,000    4.890%, 07/19/06 (c)........................        10,999,969
               Depfa Bank (NY)
   19,000,000    4.690%, 07/14/06............................        19,000,000
    5,000,000    4.220%, 08/11/06............................         4,992,451
   10,000,000  Deutsche Bank (NY)
                 4.105%, 08/25/06 ...........................         9,977,327
   10,000,000  Dexia Credit Local (NY)
                 4.940%, 08/30/06 (c)........................         9,999,290
               Fortis Bank (NY)
    4,400,000    3.970%, 07/17/06............................         4,392,858
   20,000,000    4.430%, 07/20/06............................        19,987,740
   25,000,000  HSBC Bank USA
                 4.700%, 08/03/06 (c)........................        25,002,175
               Natexis Banques Populaires US
                 Finance (NY)
   25,000,000    4.675%, 07/20/06............................        25,000,000
   27,000,000    4.750%, 08/23/06............................        27,000,000
   10,000,000    4.750%, 10/26/06............................         9,989,757
   25,000,000  Royal Bank of Scotland (NY)
                 4.750%, 07/05/06 (c)........................        24,997,872
                                                                ---------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $354,336,902).........................       354,336,902
                                                                ---------------
FLOATING RATE NOTES (C) - 8.36%

   25,000,000  American Express Centurion Bank
                 Bank Note, Series 1
                 4.782%, 06/29/06 ...........................        25,000,000
    5,000,000  Citigroup Global Markets Holdings
                 MTN, Series M
                 5.225%, 07/25/06 ...........................         5,001,774
   25,000,000  Credit Suisse First Boston USA, MTN
                 5.210%, 06/19/06 ...........................        25,009,796
   25,000,000  HSBC Finance, MTN
                 4.985%, 06/22/06 ...........................        25,002,629
   25,000,000  National City Bank of Michigan/Illinois,
                 Bank Note
                 4.766%, 09/01/06 ...........................        24,997,941

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
---------------

INSTITUTIONAL PRIME MONEY MARKET FUND                             APRIL 30, 2006

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   AMORTIZED
  PAR VALUE                                                           COST
  ---------                                                     ----------------

FLOATING RATE NOTES (CONTINUED)

$  35,000,000  Toyota Motor Credit, Senior Notes
                 MTN, Series B
                 4.810%, 06/23/06 ...........................   $    35,000,996
    8,250,000  US Bank NA, Bank Note
                 4.930%, 09/29/06 ...........................         8,250,312
               Wells Fargo
   10,500,000    4.980%, 06/12/06............................        10,501,499
   25,000,000    Senior Unsecured
                 5.000%, 09/15/06............................        25,012,749
                                                                ---------------
               TOTAL FLOATING RATE NOTES
                 (Cost $183,777,696).........................       183,777,696
                                                                ---------------
INSURANCE FUNDING AGREEMENTS - 7.05%

   30,000,000  Hartford Life Insurance Co.
                 4.956%,
                 Reset Date: 05/01/06
                 Maturity Date: 10/02/06 (d) ................        30,000,000
   40,000,000  ING USA Annuity and Life Insurance Co.
                 4.880%,
                 Maturity Date: 06/01/06 (e) ................        40,000,000
               Metropolitan Life Insurance Co.
   25,000,000    4.910%,
                 Reset Date: 05/01/06
                 Maturity Date: 02/20/07 (d) ................        25,000,000
   10,000,000    5.100%,
                 Reset Date:07/03/06
                 Maturity Date: 04/23/07 (d) ................        10,000,000
   50,000,000  Travelers Insurance Co.
                 5.010%,
                 Reset Date: 05/23/06
                 Maturity Date: 12/22/06 (d) ................        50,000,000
                                                                ---------------
               TOTAL INSURANCE FUNDING AGREEMENTS
                 (Cost $155,000,000).........................       155,000,000
                                                                ---------------
U.S. GOVERNMENT AGENCY OBLIGATION - 1.14%

               FEDERAL NATIONAL MORTGAGE ASSOCIATION
   25,000,000    5.500%, 05/02/06 ...........................        25,000,415
                                                                ---------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
                 (Cost $25,000,415)..........................        25,000,415
                                                                ---------------

REPURCHASE AGREEMENTS - 17.74%

  100,000,000  Bank of America, 4.975%, dated 04/28/06,
                 maturing 05/01/06, repurchase price
                 $100,041,458 (collateralized by corporate
                 bonds with interest rates of 3.750% to
                 12.125% and maturities of 2006 to 2043,
                 total market value $102,000,000)............       100,000,000
   45,000,000  Citigroup, 4.955%, dated 04/28/06, maturing
                 05/01/06, repurchase price $45,018,581
                 (collateralized by mortgage-backed security
                 with interest rate of 4.250% and maturing
                 2035, total market value $47,250,001) ......        45,000,000

                                                                   AMORTIZED
  PAR VALUE                                                           COST
  ---------                                                     ----------------

REPURCHASE AGREEMENTS (CONTINUED)

$  55,000,000  Deutsche Bank, 4.790%, dated 04/28/06,
                 matures 05/01/06, repurchase price
                 $55,021,954, (collateralized by U.S.
                 Government Agency Instruments, with interest
                 rates of 4.202% to 6.000% and maturities of
                 2020 to 2036, total market value
                 $56,100,001) ...............................   $    55,000,000
   90,000,000  Goldman Sachs, 4.945%, dated 04/28/06,
                 maturing 05/01/06, repurchase price
                 $90,037,088 (collateralized by
                 mortgage-backed securities with interest
                 rates of 4.500% to 5.750% and maturities of
                 2021 to 2043, total market value
                 $91,800,001)................................        90,000,000
  100,000,000  Lehman Brothers, 4.975%, dated 04/28/06,
                 maturing 05/01/06, repurchase price
                 $100,041,458 (collateralized by equity
                 securities, total market value $105,039,552)       100,000,000
                                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $390,000,000).........................       390,000,000
                                                                ---------------

   SHARES
  --------

INVESTMENT COMPANIES - 0.14%

    3,106,346  AIM STIT Liquid Assets Portfolio .............         3,106,346
       86,158  BlackRock Liquidity Funds
                 TempFund Portfolio..........................            86,158
                                                                ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $3,192,504)...........................         3,192,504
                                                                ---------------
TOTAL INVESTMENTS - 100.04%
   (Cost $2,199,317,225)*....................................     2,199,317,225
                                                                ---------------
NET OTHER ASSETS AND LIABILITIES - (0.04)%...................          (877,180)
                                                                ---------------
NET ASSETS - 100.00%.........................................   $ 2,198,440,045
                                                                ===============

_________________________
* At April 30, 2006, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2006, these securities amounted to $272,297,556 or 12.39% of net assets. These securities have been determined by the Adviser to be liquid securities.

(c) Variable rate bonds. The interest rates shown reflect the rates in effect at April 30, 2006.

(d) Variable rate instruments. The rates shown reflects the rates in effect on April 30, 2006. These securities have been deemed by the Adviser to be illiquid securities because they are subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At April 30, 2006, these securities amounted to $115,000,000 or 5.23% of net assets.

(e) Fixed rate instrument. The rate shown reflects the rate at April 30, 2006. This security has been deemed by the Adviser to be an illiquid security because it is subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At April 30, 2006, this security amounted to $40,000,000 or 1.82% of net assets.

 MTN  Medium Term Note

  NY  New York

STIT  Short-Term Investments Trust PLC

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2006
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               INSTITUTIONAL PRIME
                                                                                                                  MONEY MARKET
                                                                                                                      FUND
                                                                                                               -------------------
ASSETS:
Investments:
        Investments at amortized cost.....................................................................     $     1,809,317,225
        Repurchase agreements at cost.....................................................................             390,000,000
                                                                                                               -------------------
          Total investments...............................................................................           2,199,317,225
Receivables:
        Dividends and interest............................................................................               6,869,618
Other assets..............................................................................................                  83,102
                                                                                                               -------------------
          Total assets....................................................................................           2,206,269,945
                                                                                                               -------------------

LIABILITIES:
Payables:
        Dividend distribution.............................................................................               7,394,212
        Due to Adviser, net (Note E)......................................................................                 201,138
        Administration (Note E)...........................................................................                 106,311
        Shareholder service fees (Note E).................................................................                   7,299
        Trustees fees and related expenses (Note E).......................................................                  33,516
Accrued expenses and other payables.......................................................................                  87,424
                                                                                                               -------------------
          Total liabilities...............................................................................               7,829,900
                                                                                                               -------------------
NET ASSETS................................................................................................     $     2,198,440,045
                                                                                                               ===================

NET ASSETS CONSIST OF:
    Paid in capital.......................................................................................     $     2,198,438,554
    Accumulated net realized gain on investments..........................................................                   1,491
                                                                                                               -------------------
        TOTAL NET ASSETS..................................................................................     $     2,198,440,045
                                                                                                               ===================
CLASS Y:
    Net Assets............................................................................................     $     2,152,712,062
    Shares of beneficial interest outstanding (unlimited authorization)...................................           2,152,710,111
       NET ASSET VALUE Offering and redemption price per share
       (Net Assets/Shares Outstanding)....................................................................     $              1.00
                                                                                                               ===================
CLASS YS:
    Net Assets............................................................................................     $        45,727,983
    Shares of beneficial interest outstanding (unlimited authorization)...................................              45,733,213
       NET ASSET VALUE Offering and redemption price per share
       (Net Assets/Shares Outstanding)....................................................................     $              1.00
                                                                                                               ===================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
----------------

FOR THE SIX MONTHS ENDED APRIL 30, 2006

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               INSTITUTIONAL PRIME
                                                                                                                  MONEY MARKET
                                                                                                                      FUND
                                                                                                               -------------------
INVESTMENT INCOME:
     Dividends............................................................................................     $           162,242
     Interest.............................................................................................              58,729,721
                                                                                                               -------------------
       Total investment income............................................................................              58,891,963
                                                                                                               -------------------
EXPENSES:
     Investment advisory fees (Note E)....................................................................               1,317,463
     Shareholder service fees(a) (Note E).................................................................                  37,370
     Transfer agent fees..................................................................................                  22,873
     Administration (Note E)..............................................................................                 668,003
     Registration expenses................................................................................                  33,000
     Custodian fees.......................................................................................                  77,336
     Professional fees....................................................................................                  80,347
     Reports to shareholder expense.......................................................................                  30,509
     Trustees fees and related expenses (Note E)..........................................................                  59,161
     Other expenses.......................................................................................                  92,155
                                                                                                               -------------------
       Net expenses.......................................................................................               2,418,217
                                                                                                               -------------------

NET INVESTMENT INCOME.....................................................................................              56,473,746
                                                                                                               -------------------
NET REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments.....................................................................                   1,881
                                                                                                               -------------------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS......................................................                   1,881
                                                                                                               -------------------

     NET INCREASE IN NET ASSETS FROM OPERATIONS...........................................................     $        56,475,627
                                                                                                               ===================

_________________________________________________
(a)   Fees are incurred at the Class YS level.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
----------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             INSTITUTIONAL PRIME MONEY MARKET FUND
                                                                                             -------------------------------------
                                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                                              APRIL 30, 2006        OCTOBER 31,
                                                                                                (UNAUDITED)            2005
                                                                                             -----------------   -----------------
NET ASSETS AT BEGINNING OF PERIOD.........................................................   $   2,445,801,335   $   2,210,766,247
                                                                                             -----------------   -----------------
       Net investment income..............................................................          56,473,746          65,733,317
       Net realized gain on investments sold .............................................               1,881                  44
                                                                                             -----------------   -----------------
           Net increase in net assets from operations.....................................          56,475,627          65,733,361
                                                                                             -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income:
       Class Y............................................................................         (55,870,991)        (64,660,593)
       Class YS...........................................................................            (602,755)         (1,072,724)
                                                                                             -----------------   -----------------
       Total distributions................................................................         (56,473,746)        (65,733,317)
                                                                                             -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares:
       Class Y............................................................................       6,709,657,668       9,688,287,410
       Class YS...........................................................................          43,284,746          42,126,468
     Proceeds from reinvestment of distributions:
       Class Y............................................................................           9,455,700           8,766,299
       Class YS...........................................................................             256,310             426,306
     Cost of shares redeemed:
       Class Y............................................................................      (6,975,097,972)     (9,447,885,766)
       Class YS...........................................................................         (34,919,623)        (56,685,673)
                                                                                             -----------------   -----------------
       Net increase (decrease) from capital share transactions............................        (247,363,171)        235,035,044
                                                                                             -----------------   -----------------
       Total increase (decrease) in net assets............................................        (247,361,290)        235,035,088
                                                                                             -----------------   -----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)............................................   $   2,198,440,045   $   2,445,801,335
                                                                                             =================   =================
       (A) Undistributed net investment income............................................   $              --   $              --
                                                                                             =================   =================
OTHER INFORMATION:
SHARE TRANSACTIONS:
     Class Y
       Sold...............................................................................       6,709,657,668       9,688,287,410
       Proceeds from reinvestment of distributions........................................           9,455,699           8,766,299
       Redeemed...........................................................................      (6,975,097,972)     (9,447,885,766)
     Class YS
       Sold...............................................................................          43,284,746          42,126,468
       Proceeds from reinvestment of distributions........................................             256,310             426,306
       Redeemed...........................................................................         (34,919,623)        (56,685,673)
                                                                                             -----------------   -----------------
       Net increase (decrease) in shares outstanding......................................        (247,363,172)        235,035,044
                                                                                             =================   =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
----------------

INSTITUTIONAL PRIME MONEY MARKET FUND                             APRIL 30, 2006

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS Y

                                 SIX MONTHS
                                   ENDED            YEAR         YEAR         YEAR         YEAR      TEN MONTHS         YEAR
                                  04/30/06         ENDED        ENDED        ENDED        ENDED        ENDED            ENDED
                                 (UNAUDITED)      10/31/05     10/31/04     10/31/03     10/31/02     10/31/01        12/31/00
                                 ----------      ----------   ----------   ----------   ----------   ----------      -----------
Net Asset Value, Beginning
  of Period ...................  $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00      $      1.00
                                 ----------      ----------   ----------   ----------   ----------   ----------      -----------
  INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income ......        0.02            0.03         0.01         0.01         0.02         0.04             0.06
                                 ----------      ----------   ----------   ----------   ----------   ----------      -----------
   Less distributions from
     net investment income ....       (0.02)          (0.03)       (0.01)       (0.01)       (0.02)       (0.04)           (0.06)
                                 ----------      ----------   ----------   ----------   ----------   ----------      -----------
Net Asset Value, End of Period   $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00      $      1.00
                                 ==========      ==========   ==========   ==========   ==========   ==========      ===========
TOTAL RETURN ..................        2.15%(a)        2.79%        1.07%        1.14%        1.84%        3.73%(a)         6.32%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (in 000's) .................  $2,152,712      $2,408,695   $2,159,527   $2,035,709   $2,189,305   $1,651,104      $ 1,445,394
   Ratios of expenses to
     average net assets .......        0.18%           0.18%        0.19%        0.18%        0.18%        0.19%            0.20%
   Ratios of net investment
     income to average net
     assets ...................        4.29%           2.75%        1.06%        1.13%        1.80%        4.37%            6.46%

--------------------------------------------------------------------------------

CLASS YS

                                 SIX MONTHS
                                   ENDED            YEAR        YEAR         YEAR         YEAR      TEN MONTHS         PERIOD
                                  04/30/06         ENDED        ENDED        ENDED        ENDED        ENDED            ENDED
                                 (UNAUDITED)      10/31/05     10/31/04     10/31/03     10/31/02     10/31/01       12/31/00(b)
                                 ----------      ----------   ----------   ----------   ----------   ----------      -----------
Net Asset Value, Beginning
   of Period ..................  $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00      $      1.00
                                 ----------      ----------   ----------   ----------   ----------   ----------      -----------
   INCOME FROM INVESTMENT
     OPERATIONS:
     Net investment income ....        0.02            0.03         0.01         0.01         0.02         0.03             0.03
                                 ----------      ----------   ----------   ----------   ----------   ----------      -----------
     Less distributions from
       net investment income ..       (0.02)          (0.03)       (0.01)       (0.01)       (0.02)       (0.03)           (0.03)
                                 ----------      ----------   ----------   ----------   ----------   ----------      -----------
Net Asset Value, End of Period   $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00      $      1.00
                                 ==========      ==========   ==========   ==========   ==========   ==========      ===========
TOTAL RETURN ..................        2.02%(a)        2.53%        0.82%        0.88%        1.59%        3.52%(a)         3.20%(a)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period
     (in 000's) ...............  $   45,728      $   37,107   $   51,239   $   61,898   $   79,168   $   92,009      $    71,609
     Ratios of expenses to
       average net assets .....        0.43%           0.43%        0.44%        0.43%        0.43%        0.44%            0.45%

     Ratios of net investment
       income to average net
       assets .................        4.04%           2.50%        0.81%        0.88%        1.55%        4.12%            6.23%

___________________________
(a)   Not Annualized.

(b) ABN AMRO Institutional Prime Money Market Fund -- Class YS commenced investment operations on June 29, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2006
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Act of 1940, as amended (the "1940 Act"), and operates as an open-end management investment company that is comprised of 27 separate portfolios.

One Portfolio of the Trust is included in these financial statements: ABN AMRO Institutional Prime Money Market Fund (the "Fund"). Two other Institutional Money Market Funds, ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund, have not yet commenced operations as of April 30, 2006.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds, repurchase agreements and insurance funding agreements ("IFAs"), are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements and IFAs are valued at cost. Interest accrued is captured in dividends and interest receivable.

(2) REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management, Inc. (the "Adviser") subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) U.S. GOVERNMENT AGENCY OBLIGATIONS: The Fund may invest in U.S. government agency obligations. These obligations of U.S. government-sponsored entities are not issued or guaranteed by the U.S. Treasury.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the identified cost method.

(5) FEDERAL INCOME TAXES: The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2005, the Fund had available realized capital losses to offset future net capital gains through fiscal year ended:

         AMOUNT        EXPIRATION DATE
         ------        ---------------
         $  244             2007
            146             2008

(6) MULTI-CLASS OPERATIONS: The Fund is authorized to issue two classes of shares, Class Y and Class YS. The classes are substantially the same except that Class YS bears class specific expenses, which relate to shareholder service fees. Each class offered by the Fund has equal rights as to assets. Income, fund level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class.

(7) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(8) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2006
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Fund declares dividends daily from net investment income. The Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the years ended October 31, 2005 and 2004 was $61,779,016 and $22,156,691, respectively.

As of October 31, 2005, the most recent tax year end, the components of distributable earnings on a tax basis for the Fund were as follows:

         CAPITAL LOSS      UNDISTRIBUTED
         CARRYFOWARD       ORDINARY INCOME
         ------------      ---------------
             $  (390)          $ 6,586,222

NOTE (D) SHARES OF BENEFICIAL INTEREST: The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Adviser provides the Fund with investment advisory services. Under terms of the Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on an annual rate of 0.10% of average daily net assets.

ABN AMRO Investment Fund Services, Inc. (the "Administrator") provides the Fund with various administrative services. Administration expenses also include pricing agent fees and compliance related expenses. Effective April 1, 2005, under terms of the administration agreement, administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The administration fee arrangement is as follows:

ADMINISTRATION FEES
AT TRUST LEVEL                 ANNUAL RATE
-------------------            -----------
First $7.4 billion               0.0490%
Over $7.4 billion                0.0465%

Prior to April 1, 2005, under terms of the administration agreement, administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and custody liaison fees were accrued for at a fixed charge that varied according to the size of the Fund. The fee arrangements were as follows:

ADMINISTRATION FEES                              CUSTODY LIAISON FEES
AT TRUST LEVEL                 ANNUAL RATE          AT FUND LEVEL           ANNUAL RATE
-------------------            -----------   ----------------------------   -----------
First $2 billion                 0.060%      First $100 million              $ 10,000
$2 billion to $12.5 billion      0.050%      $100 million to $500 million      15,000
Over $12.5 billion               0.045%      Over $500 million                 20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Fund. Effective April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The sub-administration fee arrangement is as follows:

SUB-ADMINISTRATION FEES        ANNUAL RATE
-----------------------        -----------
First $7.4 billion               0.0255%
Over $7.4 billion                0.0230%

Prior to April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, as follows:

SUB-ADMINISTRATION FEES        ANNUAL RATE
-----------------------        -----------
First $2 billion                  0.045%
$2 billion to $3 billion          0.040%
$3 billion to $8 billion          0.030%
$8 billion to $12 billion         0.025%
Over $12 billion                  0.020%

Prior to April 1, 2005, custody liaison fees were fixed at an annual rate of $10,000 per Fund. Effective April 1, 2005, these were eliminated.

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2006
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

ABN AMRO Distribution Services (USA) Inc. (the "Distributor") serves as principal underwriter and distributor of the Fund's shares. Pursuant to a shareholder servicing plan (the "Plan") adopted by the Fund, the Distributor is paid a fee of up to 0.25% of the average daily net assets of the Class YS shares for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. Effective January 1, 2005, the Trust pays each non-interested Trustee $5,000 per Board of Trustees meeting attended, an annual retainer of $25,000 and reimburses for out-of-pocket expenses. In addition, the Trust pays each member of the Nominating and Governance Committee a $2,000 annual retainer and each member of the Audit Committee a $2,500 annual retainer. The Chairman of the Audit Committee receives an additional $10,000 per year, the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year, and the Lead Independent Trustee receives an additional $20,000 per year. Prior to January 1, 2005, the Trust paid each non-interested Trustee and non-affiliated interested and advisory Trustee $5,000 per Board of Trustees meeting attended and an annual retainer of $10,000 and reimbursed each non-interested Trustee and non-affiliated interested and advisory Trustee for out-of-pocket expenses. Additionally, the Chairman of the Audit Committee received an additional $5,000 per year.

NOTE (F) CREDIT AGREEMENT: The Credit Agreement with The Bank of Nova Scotia, amended March 17, 2006, provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust, including this Fund, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to an annual administration fee of $37,500 and reasonable legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London InterBank Offered Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. During the six months ended April 30, 2006, the Fund made no borrowings on the line of credit.

NOTE (G) SUBSEQUENT  EVENT: On April 20, 2006, ABN AMRO Asset  Management,  Inc.
and its affiliates ("ABN AMRO") entered into a strategic agreement to sell substantially all of the assets related to their U.S. mutual fund business (the "Transaction"). Upon shareholder approvals related to the Transaction, ABN AMRO will no longer serve as sponsor of the Trust, and will no longer serve as investment adviser for the non-Money Market Funds or administrator of all series of the Trust. ABN AMRO will continue to serve as subadviser to certain funds. As of the date of this report, it is expected that ABN AMRO will continue as the investment adviser on the Money Market Funds. It is anticipated that the Transaction will close in the third quarter of 2006.

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2006
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 800 SEC-0330.

PROXY VOTING: ABN AMRO Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on ABN AMRO Funds' Web site at www.abnamrofunds.com; and (iii) on the SEC's Web site at www.sec.gov.

ABN AMRO Funds' Proxy Voting Record for the most recent twelve-month period ended June 30, 2005 is available without charge (i) on the Funds' Web site at www.abnamrofunds.com; and (ii) on the SEC's Web site at www.sec.gov.

CONTINUATION OF INVESTMENT ADVISORY CONTRACT: The 1940 Act requires that the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. On December 15, 2005, the Board of Trustees, including all the Independent Trustees, determined that the terms of the investment advisory agreement continued to be in the best interests of the Fund. The Board of Trustees, including all the Independent Trustees, believes that the current investment advisory agreement enables the Fund to enjoy high quality investment advisory services at costs that are deemed appropriate, reasonable and in the best interests of the Fund and its shareholders. In making this determination, the Board of Trustees, including all the Independent Trustees, considered materials received specifically relating to the renewal of the investment advisory agreement as well as information received periodically regarding the performance of the Adviser and the operations of the Fund. The Independent Trustees met separately from the "interested" Trustees of the Trust and all officers, directors and employees of the Adviser or its affiliates to consider continuance of this agreement and were assisted by independent legal counsel in their considerations.

In evaluating the investment advisory agreement for the Fund, the Board of Trustees reviewed the materials furnished by the Adviser, including information regarding the Adviser, its affiliates and personnel, its operations and financial condition. Among other information, the Board of Trustees reviewed information regarding: (1) the nature, extent and quality of the services provided to the Fund, including information on both the short-term and long-term investment performance of the Fund and comparisons to a relevant peer group of funds independently selected and compiled by Lipper Inc. and an appropriate index, as well as information regarding the personnel involved in the investment process and the record of compliance with the Fund's policies and restrictions on personal securities transactions; (2) the advisory fee charged and total expense ratio of the Fund compared to a relevant peer group of funds independently selected and compiled by Lipper Inc.; (3) fees waived or expenses reimbursed by the Adviser; (4) the Adviser's financial condition and the profitability to the Adviser as a result of its relationship with the Fund; (5) any breakpoints in the investment advisory fee that has the effect of passing on economies of scale to Fund investors; (6) revenue sharing payments made by the Adviser; and (7) other benefits received by affiliates of the Adviser from its relationship with the Fund.

In considering the investment advisory agreement, the Board of Trustees, including all the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered. Among matters considered by the Board of Trustees, including all the Independent Trustees, in connection with its approval of the investment advisory agreement were the following:

NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered the nature, quality and extent of services provided under the investment advisory agreement, including portfolio management services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Adviser to attract and retain high-quality personnel, and the organizational depth and stability of the Adviser. It also reviewed the Fund's investment performance over short-term and long-term periods, and reviewed that performance as compared to a relevant peer group of mutual funds independently selected and compiled by Lipper Inc. and an appropriate index. The Board considered whether investment results were consistent with the Fund's investment objective and policies.

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2006
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

The Board discussed with management the upcoming merger of ABN AMRO Asset Management (USA) LLC into ABN AMRO Asset Management, Inc. and concluded that there would be no impact on the services provided to the Fund as a result of the merger, which did not constitute a change of control. On the basis of this evaluation and its ongoing review of investment results, the Board concluded that the nature, quality and extent of services provided by the Adviser historically has been and continues to be satisfactory, and that the performance of the Fund over time was satisfactory.

FEES AND EXPENSES. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared this information to the fees and expenses of a peer group based on information and data supplied by Lipper Inc. As a part of this analysis, the Board considered the investment advisory fee paid by the Fund and the fees waived or expenses reimbursed by the Adviser and compared the gross and net advisory fees to those of a peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable and appropriate in light of the nature, quality and extent of services provided by the Adviser.

COSTS AND PROFITABILITY. The Board considered certain financial information and statistics related to the costs and profitability of the advisory agreement with the Fund. The Board considered that the Adviser must be able to compensate its employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Fund. Based on the information provided, the Board concluded that the profits realized by the Adviser in connection with the management of the Fund were not unreasonable.

ECONOMIES OF SCALE. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered the size of the Fund, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board concluded that the management fee schedule reflects an appropriate level of sharing of any economies of scale.

OTHER BENEFITS TO THE ADVISER. The Board also considered the nature and amount of fees paid by the Fund for services provided by affiliates of the Adviser for administrative services. The Board also considered payments under Rule 12b 1 plans and benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Board concluded that management fees were reasonable in light of these fallout benefits.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all the Independent Trustees, concluded that the existing advisory fee structure was fair and reasonable, and that the existing investment advisory agreement should be approved for continuance.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2006
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                            BEGINNING    ENDING
                             ACCOUNT     ACCOUNT                  EXPENSES
                              VALUE       VALUE      EXPENSE     PAID DURING
                            11/01/05    04/30/06     RATIO(1)     PERIOD(2)
                            ---------   ---------    --------    -----------
ACTUAL FUND RETURN
    Class Y...........       $1,000     $1,021.50     0.18%        $0.90
    Class YS..........        1,000      1,020.20     0.43%         2.15
HYPOTHETICAL 5% RETURN
    Class Y...........       $1,000     $1,023.90     0.18%        $0.90
    Class YS..........        1,000      1,022.66     0.43%         2.16

(1)   Annualized, based on the Fund's most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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

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

ABN AMRO Funds

  ADVISERS

  ABN AMRO Asset Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205

  River Road Asset Management LLC
  Meidinger Tower, Suite 1600
  462 South Fourth Street
  Louisville, KY 40202

  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940

  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406

  OFFICERS

  Kenneth C. Anderson, President and
     Chief Executive Officer
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer, Chief Financial
     Officer, Chief Operating Officer
     and Chief Compliance Officer
  William Long, Vice President
  Juli A. Braun, Assistant Secretary
  Laura M. Curylo, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary
  Joseph W. Wheeler, Assistant Treasurer

  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz, P.C.
  222 N. LaSalle Street
  Chicago, IL 60601

  INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992-8151.

ABN AMRO ASSET MANAGEMENT

ABSEM 06 03

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ABN AMRO FUNDS

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date  6/30/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                                    Kenneth C. Anderson, President
                                    (principal executive officer)

Date 6/30/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ GERALD F. DILLENBURG
                         -------------------------------------------------------
                          Gerald F. Dillenburg, Senior Vice President, Secretary & Treasurer
                          (principal financial officer)

Date 6/30/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.